UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05555

SANFORD C. BERNSTEIN FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J.Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2011

Date of reporting period: December 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

Sanford C. Bernstein Fund, Inc. - Tax Managed International Portfolio

Portfolio of Investments

December 31, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.1%
Financials - 20.4%
Capital Markets - 1.7%
Credit Suisse Group AG	849,363	$34,208,019
Macquarie Group Ltd.	314,805	11,912,406
Man Group PLC	7,709,441	35,747,978

		81,868,403

Commercial Banks - 7.6%
Australia & New Zealand Banking Group Ltd.	695,100	16,602,538
Barclays PLC	7,460,300	30,832,703
BNP Paribas	485,298	30,906,753
Danske Bank A/S (a)	656,828	16,844,585
DnB NOR ASA	537,400	7,560,164
KBC Groep NV (a)	432,400	14,733,014
Mitsubishi UFJ Financial Group, Inc.	1,747,500	9,422,728
National Australia Bank Ltd.	2,237,521	54,285,731
National Bank of Canada	334,700	23,065,115
Royal Bank of Scotland Group PLC (a)	109,852	67,462
Societe Generale	711,363	38,275,915
Standard Chartered PLC	2,482,951	67,029,105
Sumitomo Mitsui Financial Group, Inc.	840,900	29,773,836
UniCredit SpA	13,900,675	28,818,190

		368,217,839

Consumer Finance - 0.5%
ORIX Corp.	236,730	23,193,639

Diversified Financial Services - 0.6%
Hong Kong Exchanges and Clearing Ltd.	162,100	3,675,237
IG Group Holdings PLC	3,006,470	23,995,427

		27,670,664

Insurance - 4.8%
Admiral Group PLC	2,496,307	59,043,960
AIA Group Ltd. (a)	8,787,400	24,702,127
Allianz SE	393,000	46,694,220
Aviva PLC	4,186,000	25,730,858
Muenchener Rueckversicherungs AG (MunichRe)	166,300	25,186,732
Old Mutual PLC	7,501,854	14,446,446
Prudential PLC	3,591,300	37,519,190

		233,323,533

Real Estate Management & Development - 5.2%
CapitaLand Ltd.	19,719,000	57,037,409
CapitaMalls Asia Ltd.	7,441,000	11,252,553
Daito Trust Construction Co., Ltd.	136,700	9,342,414
Hang Lung Group Ltd.	3,363,200	22,140,019
Hang Lung Properties Ltd.	15,807,000	73,475,735
Mitsubishi Estate Co., Ltd.	1,408,000	26,021,545
Mitsui Fudosan Co., Ltd.	1,328,000	26,392,113
New World Development Ltd.	5,027,354	9,445,233
Sumitomo Realty & Development Co., Ltd.	745,000	17,723,261

		252,830,282

		987,104,360

Consumer Discretionary - 14.6%
Auto Components - 0.2%
GKN PLC	2,591,300	8,994,509
Sumitomo Rubber Industries Ltd.	137,500	1,430,199

		10,424,708

Automobiles - 1.8%
Nissan Motor Co., Ltd.	2,544,900	24,074,367
Renault SA (a)	460,500	26,806,571
Toyota Motor Corp.	944,100	37,167,741

		88,048,679

Distributors - 2.0%
Li & Fung Ltd.	16,974,000	99,247,835

Hotels, Restaurants & Leisure - 0.8%
Shangri-La Asia Ltd.	7,702,000	20,893,923
Thomas Cook Group PLC	2,253,000	6,669,206
TUI Travel PLC	2,490,300	9,596,940

		37,160,069

Household Durables - 1.6%
Sharp Corp.	3,230,000	33,145,819
Sony Corp.	1,252,200	44,784,470

		77,930,289

Internet & Catalog Retail - 0.1%
Rakuten, Inc.	5,942	4,972,566

Leisure Equipment & Products - 0.1%
Namco Bandai Holdings, Inc.	392,500	4,207,163

Media - 2.0%
Informa PLC	1,577,000	10,051,943
Jupiter Telecommunications Co., Ltd.	15,168	15,912,540
Lagardere SCA	489,800	20,194,057
Publicis Groupe SA	398,559	20,797,186
Vivendi SA	1,151,500	31,115,218

		98,070,944

Multiline Retail - 0.5%
Don Quijote Co., Ltd.	80,500	2,449,455
Marks & Spencer Group PLC	1,689,704	9,743,712
PPR	67,400	10,730,800

		22,923,967

Specialty Retail - 4.4%
Esprit Holdings Ltd.	3,306,134	15,684,444
Fast Retailing Co., Ltd.	156,100	24,760,805
Hennes & Mauritz AB-Class B	2,207,150	73,509,273
Inditex SA	829,060	62,057,664
Nitori Holdings Co., Ltd.	67,550	5,902,804
Yamada Denki Co., Ltd.	487,840	33,188,334

		215,103,324

Textiles, Apparel & Luxury Goods - 1.1%
Cie Financiere Richemont SA	630,239	37,060,463
LVMH Moet Hennessy Louis Vuitton SA	76,800	12,649,228

Yue Yuen Industrial Holdings Ltd.	692,000	2,484,819

		52,194,510

		710,284,054

Materials - 12.9%
Chemicals - 5.0%
Agrium, Inc.	227,300	20,917,178
Air Water, Inc.	419,000	5,336,493
Arkema SA	133,900	9,655,877
Clariant AG (a)	427,900	8,670,280
Incitec Pivot Ltd.	3,482,082	14,116,327
Israel Chemicals Ltd.	4,993,300	85,518,924
K&S AG	1,028,100	77,489,572
Koninklijke DSM NV	67,204	3,830,805
Mitsubishi Gas Chemical Co., Inc.	1,508,000	10,666,085
Nippon Shokubai Co., Ltd.	795,000	8,197,547

		244,399,088

Construction Materials - 0.7%
CRH PLC (London)	1,700,958	35,454,417

Metals & Mining - 7.2%
Agnico-Eagle Mines Ltd.	412,400	31,631,080
BHP Billiton Ltd.	462,700	21,516,074
BHP Billiton PLC	1,170,713	47,100,025
JFE Holdings, Inc.	1,222,200	42,376,499
Lundin Mining Corp. (a)	1,934,200	14,122,792
Mitsubishi Materials Corp. (a)	5,860,000	18,621,842
Rio Tinto PLC	1,344,100	95,809,858
ThyssenKrupp AG	648,700	26,949,970
Xstrata PLC	2,115,920	50,139,432

		348,267,572

		628,121,077

Industrials - 12.2%
Aerospace & Defense - 0.8%
BAE Systems PLC	4,703,200	24,225,290
Bombardier, Inc.	2,179,800	10,983,404

		35,208,694

Air Freight & Logistics - 0.4%
Kuehne & Nagel International AG	133,643	18,593,569

Building Products - 0.5%
Asahi Glass Co., Ltd.	2,081,000	24,201,668

Commercial Services & Supplies - 2.3%
Aggreko PLC	992,700	22,970,710
G4S PLC	7,569,591	30,028,604
Rentokil Initial PLC (a)	2,426,000	3,674,093
Serco Group PLC	6,442,893	55,931,039

		112,604,446

Construction & Engineering - 0.7%
Bouygues SA	813,250	35,098,487

Electrical Equipment - 1.3%
Furukawa Electric Co., Ltd.	2,629,000	11,765,276
Sumitomo Electric Industries Ltd.	1,630,100	22,526,635

Vestas Wind Systems A/S (a)	930,431	29,467,012

		63,758,923

Machinery - 1.5%
Fanuc Corp.	242,500	37,067,661
Komatsu Ltd.	1,216,300	36,606,790

		73,674,451

Professional Services - 2.0%
Capita Group PLC (The)	6,715,600	73,036,019
Experian PLC	1,061,400	13,220,000
Intertek Group PLC	406,766	11,246,974

		97,502,993

Road & Rail - 1.0%
DSV A/S	1,297,288	28,756,853
East Japan Railway Co.	167,200	10,849,470
Firstgroup PLC	1,464,300	9,110,875

		48,717,198

Trading Companies & Distributors - 1.7%
ITOCHU Corp.	1,067,500	10,755,854
Mitsubishi Corp.	1,196,000	32,234,256
Mitsui & Co., Ltd.	1,669,500	27,469,786
Noble Group Ltd.	4,464,818	7,546,581
Travis Perkins PLC	184,200	3,046,979

		81,053,456

		590,413,885

Energy - 10.2%
Energy Equipment & Services - 4.0%
AMEC PLC	2,599,300	46,745,914
Cie Generale de Geophysique-Veritas (a)	309,300	9,441,999
Petrofac Ltd.	2,755,400	68,463,757
Petroleum Geo-Services ASA (a)	733,500	11,530,082
Saipem SpA	576,900	28,483,192
Technip SA	298,000	27,544,998

		192,209,942

Oil, Gas & Consumable Fuels - 6.2%
Afren PLC (a)	13,625,100	31,415,844
BP PLC	7,492,100	55,224,107
ENI SpA	1,669,640	36,593,937
JX Holdings, Inc.	4,365,300	29,540,125
Nexen, Inc. (Toronto)	1,211,467	27,779,792
OMV AG	451,700	18,824,767
Penn West Energy Trust	782,789	18,768,671
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	1,676,891	55,564,997
Suncor Energy, Inc. (Toronto)	725,360	27,925,959

		301,638,199

		493,848,141

Consumer Staples - 10.1%
Beverages - 2.0%
Anheuser-Busch InBev NV	1,438,910	82,217,572

Asahi Breweries Ltd.	898,400	17,339,683

		99,557,255

Food & Staples Retailing - 2.9%
Aeon Co., Ltd.	460,400	5,745,006
Delhaize Group SA	446,340	33,008,156
Koninklijke Ahold NV	595,700	7,869,287
Olam International Ltd.	12,479,000	30,562,703
Sugi Holdings Co., Ltd.	7,200	173,150
Tesco PLC	9,326,238	61,842,795

		139,201,097

Household Products - 1.3%
Reckitt Benckiser Group PLC	1,120,262	61,631,235

Tobacco - 3.9%
British American Tobacco PLC	1,670,326	64,251,053
Imperial Tobacco Group PLC	2,250,700	69,186,009
Japan Tobacco, Inc.	15,236	56,260,011

		189,697,073

		490,086,660

Information Technology - 5.8%
Computers & Peripherals - 1.8%
Logitech International SA (a)	3,046,942	57,937,508
Toshiba Corp.	5,104,000	27,700,836

		85,638,344

Electronic Equipment, Instruments & Components - 0.3%
Keyence Corp.	47,200	13,618,851

Internet Software & Services - 0.9%
Yahoo! Japan Corp.	107,741	41,644,847

IT Services - 0.8%
Amadeus IT Holding SA (a)	698,201	14,672,807
Cap Gemini SA	558,600	26,114,162

		40,786,969

Office Electronics - 0.4%
Konica Minolta Holdings, Inc.	1,813,000	18,738,001
Software - 1.6%
Autonomy Corp. PLC (a)	912,597	21,470,026
Aveva Group PLC	4,611	116,131
Konami Corp.	354,000	7,489,905
Nintendo Co., Ltd.	47,900	13,984,486
SAP AG	714,900	36,461,528
Temenos Group AG (a)	16,043	666,956

		80,189,032

		280,616,044

Health Care - 4.2%
Pharmaceuticals - 4.2%
AstraZeneca PLC	1,369,700	62,423,591
Bayer AG	518,800	38,457,002
Novartis AG	765,930	45,086,894
Sanofi-Aventis SA	325,073	20,840,531

Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	696,300	36,298,119

		203,106,137

Telecommunication Services - 4.0%
Diversified Telecommunication Services - 2.6%
France Telecom SA	1,279,400	26,772,348
Nippon Telegraph & Telephone Corp.	706,600	32,176,989
Telecom Corp. of New Zealand Ltd.	4,625,844	7,753,986
Telecom Italia SpA (ordinary shares)	19,758,900	25,636,099
Telecom Italia SpA (savings shares)	11,715,800	12,751,292
Telenor ASA	180,233	2,936,958
Telstra Corp. Ltd.	6,384,100	18,213,322

		126,240,994

Wireless Telecommunication Services - 1.4%
KDDI Corp.	2,516	14,509,108
Vodafone Group PLC	19,919,300	52,291,221

		66,800,329

		193,041,323

Utilities - 2.7%
Electric Utilities - 2.1%
E.ON AG	1,280,300	39,098,602
EDF SA	502,400	20,632,219
Tokyo Electric Power Co., Inc. (The)	1,669,400	40,704,224

		100,435,045

Gas Utilities - 0.6%
Tokyo Gas Co., Ltd.	7,026,000	31,112,966

		131,548,011

Total Common Stocks (cost $4,272,930,047)		4,708,169,692

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 1.5%
Repurchase Agreements - 1.5%
State Street Bank & Trust Co. 0.01%, dated 12/31/10 due 1/03/11 in the amount of $74,494,000 (collateralized by $74,815,000 U.S. Treasury Note, 1.375%-2.750%, due 5/15/13-12/31/17, value $75,984,458) (cost $74,494,000)	$74,494,000	74,494,000

Total Investments - 98.6% (cost $4,347,424,047) (b)	4,782,663,692
Other assets less liabilities - 1.4% (c)	66,086,656

Net Assets - 100.0%	$4,848,750,348

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2010	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Topix Index Futures	118	March 2011	$12,768,998	$13,022,293	$253,295

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at December 31, 2010	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
BNP Paribas SA:
Australian Dollar settling 1/18/11	54,451	$53,325,498	$55,602,828	$2,277,330
New Zealand Dollar settling 1/18/11	34,923	26,131,658	27,185,889	1,054,231
Citibank NA:
Great British Pound settling 1/18/11	127,131	204,167,301	198,190,808	(5,976,493)
Swiss Franc settling 1/18/11	18,097	18,303,648	19,358,446	1,054,798
Credit Suisse London Branch (GFX):
Euro settling 1/18/11	47,663	65,008,519	63,690,556	(1,317,963)
Swiss Franc settling 1/18/11	87,611	85,824,225	93,717,900	7,893,675
Deutsche Bank AG London:
Australian Dollar settling 1/18/11	61,524	59,024,895	62,825,446	3,800,551
Canadian Dollar settling 1/18/11	30,310	30,260,071	30,475,729	215,658
Euro settling 1/18/11	126,935	176,305,099	169,619,218	(6,685,881)
Norwegian Krone settling 1/18/11	1,447,795	247,812,505	247,950,766	138,261
Swedish Krona settling 1/18/11	1,614,686	241,235,545	239,968,265	(1,267,280)
Royal Bank of Scotland PLC:
Euro settling 1/18/11	23,378	32,230,547	31,239,280	(991,267)
Euro settling 1/18/11	19,139	26,386,365	25,574,839	(811,526)
Japanese Yen settling 1/18/11	2,224,823	27,225,617	27,406,495	180,878
Japanese Yen settling 1/18/11	7,682,813	95,591,855	94,640,779	(951,076)
State Street Bank and Trust Co.:
Canadian Dollar settling 1/18/11	12,000	11,911,852	12,065,613	153,761
UBS AG:
Swiss Franc settling 1/18/11	128,801	130,583,465	137,779,038	7,195,573
Westpac Banking Corp.:
Australian Dollar settling 1/18/11	135,307	131,634,768	138,169,212	6,534,444
Australian Dollar settling 1/18/11	45,786	41,730,185	46,754,533	5,024,348
Sale Contracts:
Bank of America NA:
Japanese Yen settling 1/18/11	1,633,521	19,572,502	20,122,539	(550,037)
Barclays Bank PLC Wholesale:
Canadian Dollar settling 1/18/11	15,826	15,505,501	15,912,533	(407,032)
Japanese Yen settling 1/18/11	1,974,096	23,770,543	24,317,914	(547,371)
Norwegian Krone settling 1/18/11	69,179	11,223,707	11,847,662	(623,955)
BNP Paribas SA:
Canadian Dollar settling 1/18/11	171,156	168,420,845	172,091,846	(3,671,001)

Great British Pound settling 1/18/11	108,974	167,600,050	169,884,962	(2,284,912)
Canadian Imperial Bank of Commerce:
Canadian Dollar settling 1/18/11	19,613	19,267,533	19,720,240	(452,707)
Credit Suisse London Branch (GFX):
Great British Pound settling 1/18/11	39,281	61,454,339	61,237,095	217,244
Great British Pound settling 1/18/11	113,318	179,946,718	176,657,039	3,289,679
New Zealand Dollar settling 1/18/11	34,923	26,661,964	27,185,889	(523,925)
Swedish Krona settling 1/18/11	1,076,561	160,906,664	159,994,250	912,414
Swiss Franc settling 1/18/11	87,611	90,528,128	93,717,900	(3,189,772)
Deutsche Bank AG London:
Euro settling 1/18/11	23,378	32,525,227	31,239,281	1,285,946
Great British Pound settling 1/18/11	35,428	55,655,971	55,230,463	425,508
Norwegian Krone settling 1/18/11	1,259,843	214,041,332	215,761,925	(1,720,593)
HSBC Bank USA:
Hong Kong Dollar settling 1/18/11	1,942,388	250,690,552	249,925,985	764,567
Hong Kong Dollar settling 1/18/11	130,000	16,739,096	16,727,028	12,068
Morgan Stanley and Co., Inc.:
Australian Dollar settling 1/18/11	15,062	14,851,433	15,380,613	(529,180)
Euro settling 1/18/11	12,597	16,783,701	16,832,972	(49,271)
Royal Bank of Scotland PLC:
Great British Pound settling 1/18/11	81,825	130,424,795	127,561,042	2,863,753

(a)	Non-income producing security.
(b)	As of December 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $622,517,596 and gross unrealized depreciation of investments was $(187,277,951), resulting in net unrealized appreciation of $435,239,645.
(c)	An amount of U.S. $303,138 has been segregated to collateralize margin requirements for the open futures contracts at December 31, 2010.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt

Country Breakdown*

29.2%	United Kingdom
21.7%	Japan
7.8%	France
6.2%	Germany
5.9%	Hong Kong
4.3%	Switzerland
3.7%	Canada
2.9%	Australia
2.8%	Italy
2.8%	Belgium
2.6%	Israel
2.1%	Singapore
1.6%	Spain
1.6%	Denmark
4.8%	Other

100.0%	Total Investments

*	All data are as of December 31, 2010. The Portfolio’s country breakdown is expressed as a percentage of total long-term investments and may vary over time. “Other” country weightings represent 1.6% or less in the following countries: Austria, Ireland, Netherlands, New Zealand, Norway and Sweden.

Sanford C. Bernstein Fund, Inc. - Tax Managed International Portfolio

December 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2010:

Investments in Securities	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks
Financials	$47,767,242	$939,337,118		$—	$987,104,360
Consumer Discretionary	—	710,284,054		—	710,284,054
Materials	66,671,050	561,450,027		—	628,121,077
Industrials	10,983,404	579,430,481		—	590,413,885
Energy	74,474,422	419,373,719		—	493,848,141
Consumer Staples	—	490,086,660		—	490,086,660
Information Technology	—	280,616,044		—	280,616,044
Health Care	36,298,119	166,808,018		—	203,106,137
Telecommunication Services	—	193,041,323		—	193,041,323
Utilities	—	131,548,011		—	131,548,011
Short-Term Investments	—	74,494,000		—	74,494,000

Total Investments in Securities	236,194,237	4,546,469,455	+	—	4,782,663,692
Other Financial Instruments*:
Assets
Futures Contracts	253,295	—		—	253,295
Forward Currency Exchange Contracts	—	45,294,687		—	45,294,687
Liabilities
Forward Currency Exchange Contracts	—	(32,551,242)		—	(32,551,242)

Total	$236,447,532	$4,559,212,900		$—	$4,795,660,432

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Fund values its securities which may materially affect the value of securities trading in such markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tool to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

Sanford C. Bernstein Fund, Inc. - International Portfolio

Portfolio of Investments

December 31, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 95.1%
Financials - 19.5%
Capital Markets - 1.4%
Credit Suisse Group AG	255,353	$10,284,319
Macquarie Group Ltd.	117,600	4,450,053
Man Group PLC	3,336,623	15,471,618

		30,205,990

Commercial Banks - 7.1%
Australia & New Zealand Banking Group Ltd.	265,800	6,348,662
Barclays PLC	3,215,199	13,288,108
BNP Paribas	210,639	13,414,783
Danske Bank A/S (a)	267,076	6,849,258
DnB NOR ASA	190,900	2,685,589
KBC Groep NV (a)	76,067	2,591,804
Mitsubishi UFJ Financial Group, Inc.	799,500	4,310,999
National Australia Bank Ltd.	954,621	23,160,586
National Bank of Canada	110,600	7,621,756
Societe Generale	210,546	11,328,732
Standard Chartered PLC	1,073,723	28,985,949
Sumitomo Mitsui Financial Group, Inc.	399,600	14,148,680
Toronto-Dominion Bank (The)	37,800	2,822,740
UniCredit SpA	7,875,455	16,327,003

		153,884,649

Diversified Financial Services - 1.0%
Hong Kong Exchanges and Clearing Ltd.	70,000	1,587,086
IG Group Holdings PLC	1,298,157	10,360,932
ORIX Corp.	102,410	10,033,627

		21,981,645

Insurance - 4.7%
Admiral Group PLC	1,072,169	25,359,503
AIA Group Ltd. (a)	3,784,000	10,637,145
Allianz SE	168,500	20,020,295
Aviva PLC	1,842,400	11,325,020
Muenchener Rueckversicherungs AG	76,000	11,510,473
Old Mutual PLC	3,079,974	5,931,157
Prudential PLC	1,553,800	16,232,929

		101,016,522

Real Estate Management & Development - 5.3%
CapitaLand Ltd.	8,823,000	25,520,618
CapitaMalls Asia Ltd.	3,181,000	4,810,425
Daito Trust Construction Co., Ltd.	59,300	4,052,708
Hang Lung Group Ltd.	1,443,800	9,504,567
Hang Lung Properties Ltd.	6,817,000	31,687,485
Mitsubishi Estate Co., Ltd.	609,000	11,255,058
Mitsui Fudosan Co., Ltd.	583,000	11,586,296
New World Development Ltd.	3,477,000	6,532,477
Sumitomo Realty & Development Co., Ltd.	339,000	8,064,679

		113,014,313

		420,103,119

Consumer Discretionary - 14.7%
Auto Components - 0.6%
GKN PLC	1,122,000	3,894,508
Magna International, Inc.-Class A	24,868	1,298,298

NGK Spark Plug Co., Ltd.	323,000	4,935,977
Sumitomo Rubber Industries Ltd.	264,200	2,748,063

		12,876,846

Automobiles - 1.9%
Isuzu Motors Ltd.	536,000	2,422,029
Nissan Motor Co., Ltd.	1,102,400	10,428,537
Renault SA (a)	194,400	11,316,389
Toyota Motor Corp.	409,200	16,109,564

		40,276,519

Distributors - 2.1%
Inchcape PLC (a)	441,100	2,460,287
Li & Fung Ltd.	7,258,000	42,437,892

		44,898,179

Hotels, Restaurants & Leisure - 0.8%
Shangri-La Asia Ltd.	3,308,000	8,973,916
Thomas Cook Group PLC	998,600	2,956,000
TUI Travel PLC	1,434,400	5,527,788

		17,457,704

Household Durables - 1.5%
Sharp Corp.	1,398,000	14,346,085
Sony Corp.	529,900	18,951,678

		33,297,763

Internet & Catalog Retail - 0.1%
Rakuten, Inc.	2,578	2,157,401

Media - 1.9%
Informa PLC	432,700	2,758,070
Jupiter Telecommunications Co., Ltd.	6,388	6,701,563
Lagardere SCA	212,100	8,744,711
Publicis Groupe SA	171,468	8,947,362
Vivendi SA	530,730	14,341,103

		41,492,809

Multiline Retail - 0.5%
Don Quijote Co., Ltd.	34,800	1,058,895
Marks & Spencer Group PLC	690,252	3,980,352
PPR	29,400	4,680,794
Takashimaya Co., Ltd.	166,000	1,417,800

		11,137,841

Specialty Retail - 4.3%
Esprit Holdings Ltd.	1,479,084	7,016,839
Fast Retailing Co., Ltd.	67,700	10,738,671
Hennes & Mauritz AB-Class B	954,850	31,801,341
Inditex SA	354,450	26,531,661
Nitori Holdings Co., Ltd.	29,150	2,547,250
Yamada Denki Co., Ltd.	209,520	14,253,894

		92,889,656

Textiles, Apparel & Luxury Goods - 1.0%
Cie Financiere Richemont SA	272,706	16,036,155

LVMH Moet Hennessy Louis Vuitton SA	33,000	5,435,215

		21,471,370

		317,956,088

Materials - 12.5%
Chemicals - 5.0%
Agrium, Inc.	87,700	8,070,552
Air Water, Inc.	182,000	2,317,999
Arkema SA	58,000	4,182,531
Clariant AG (a)	185,300	3,754,622
Incitec Pivot Ltd.	1,507,326	6,110,685
Israel Chemicals Ltd.	2,144,500	36,728,283
K&S AG	456,700	34,422,223
Koninklijke DSM NV	124,374	7,089,645
Mitsubishi Gas Chemical Co., Inc.	839,000	5,934,248

		108,610,788

Construction Materials - 0.7%
Boral Ltd.	74,640	369,234
CRH PLC (London)	737,296	15,382,843

		15,752,077

Metals & Mining - 6.8%
Agnico-Eagle Mines Ltd.	177,900	13,644,930
BHP Billiton Ltd.	136,300	6,338,104
BHP Billiton PLC	501,606	20,180,570
JFE Holdings, Inc.	519,700	18,019,200
Lundin Mining Corp. (a)	685,500	5,005,260
Mitsubishi Materials Corp. (a)	2,425,000	7,706,137
Rio Tinto PLC	582,100	41,493,132
ThyssenKrupp AG	280,600	11,657,409
Xstrata PLC	916,400	21,715,271

		145,760,013

		270,122,878

Industrials - 12.2%
Aerospace & Defense - 0.7%
BAE Systems PLC	2,133,300	10,988,223
Bombardier, Inc.	959,800	4,836,164

		15,824,387

Air Freight & Logistics - 0.4%
Kuehne & Nagel International AG	57,385	7,983,897

Building Products - 0.5%
Asahi Glass Co., Ltd.	942,000	10,955,296

Commercial Services & Supplies - 2.2%
Aggreko PLC	426,000	9,857,483
G4S PLC	3,281,171	13,016,421
Rentokil Initial PLC (a)	1,044,442	1,581,771
Serco Group PLC	2,767,195	24,022,142

		48,477,817

Construction & Engineering - 0.7%
Bouygues SA	329,225	14,208,791

Electrical Equipment - 1.3%
Furukawa Electric Co., Ltd.	1,138,000	5,092,767

Sumitomo Electric Industries Ltd.	710,400	9,817,141
Vestas Wind Systems A/S (a)	397,833	12,599,483

		27,509,391

Machinery - 1.5%
Fanuc Corp.	104,800	16,019,344
Komatsu Ltd.	525,600	15,818,900

		31,838,244

Professional Services - 1.9%
Capita Group PLC (The)	2,884,200	31,367,337
Experian PLC	458,800	5,714,468
Intertek Group PLC	171,800	4,750,225

		41,832,030

Road & Rail - 1.2%
DSV A/S	555,123	12,305,356
East Japan Railway Co.	72,400	4,697,977
Firstgroup PLC	749,900	4,665,878
Nippon Express Co., Ltd.	753,000	3,381,637

		25,050,848

Trading Companies & Distributors - 1.8%
ITOCHU Corp.	462,400	4,659,023
Mitsubishi Corp.	559,700	15,084,877
Mitsui & Co., Ltd.	728,400	11,985,021
Noble Group Ltd.	1,939,545	3,278,282
Travis Perkins PLC	208,900	3,455,559

		38,462,762

		262,143,463

Consumer Staples - 10.1%
Beverages - 2.0%
Anheuser-Busch InBev NV	617,986	35,310,970
Asahi Breweries Ltd.	397,900	7,679,720

		42,990,690

Food & Staples Retailing - 3.1%
Aeon Co., Ltd.	199,100	2,484,428
Delhaize Group SA	189,900	14,043,663
Koninklijke Ahold NV	776,100	10,252,399
Olam International Ltd.	5,372,000	13,156,731
Sugi Holdings Co., Ltd.	3,000	72,146
Tesco PLC	4,014,217	26,618,493

		66,627,860

Household Products - 1.2%
Reckitt Benckiser Group PLC	484,055	26,630,295

Tobacco - 3.8%
British American Tobacco PLC	722,236	27,781,656
Imperial Tobacco Group PLC	969,000	29,786,841
Japan Tobacco, Inc.	6,559	24,219,573

		81,788,070

		218,036,915

Energy - 9.7%
Energy Equipment & Services - 3.8%
AMEC PLC	1,149,578	20,674,056
Cie Generale de Geophysique-Veritas (a)	133,900	4,087,565
Petrofac Ltd.	1,181,900	29,366,812
Petroleum Geo-Services ASA (a)	254,150	3,995,052
Saipem SpA	247,500	12,219,778
Technip SA	128,000	11,831,408

		82,174,671

Oil, Gas & Consumable Fuels - 5.9%
Afren PLC (a)	5,845,700	13,478,624
BP PLC	3,243,500	23,907,768
ENI SpA	654,500	14,344,848
JX Holdings, Inc.	1,829,000	12,376,902
Nexen, Inc. (Toronto)	509,987	11,694,362
OMV AG	179,000	7,459,892
Penn West Energy Trust	338,266	8,110,491
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	726,940	24,087,683
Suncor Energy, Inc. (Toronto)	312,256	12,021,683

		127,482,253

		209,656,924

Information Technology - 5.4%
Computers & Peripherals - 1.7%
Logitech International SA (a)	1,316,877	25,040,375
Toshiba Corp.	2,217,000	12,032,280

		37,072,655

Electronic Equipment, Instruments & Components - 0.3%
Keyence Corp.	19,400	5,597,579

Internet Software & Services - 0.8%
Yahoo! Japan Corp.	46,212	17,862,203

IT Services - 0.8%
Amadeus IT Holding SA (a)	298,814	6,279,624
Cap Gemini SA	242,000	11,313,332

		17,592,956

Office Electronics - 0.4%
Konica Minolta Holdings, Inc.	785,000	8,113,255

Software - 1.4%
Autonomy Corp. PLC (a)	390,194	9,179,819
Aveva Group PLC	2,059	51,857
Nintendo Co., Ltd.	20,600	6,014,205
SAP AG	308,600	15,739,303
Temenos Group AG (a)	6,977	290,055

		31,275,239

		117,513,887

Telecommunication Services - 4.2%
Diversified Telecommunication Services - 2.8%
France Telecom SA	572,800	11,986,244
Nippon Telegraph & Telephone Corp.	376,600	17,149,525
Telecom Corp. of New Zealand Ltd.	2,393,013	4,011,244

Telecom Italia SpA (ordinary shares)	8,540,400	11,080,705
Telecom Italia SpA (savings shares)	4,669,900	5,082,646
Telenor ASA	77,900	1,269,407
Telstra Corp. Ltd.	3,452,700	9,850,274

		60,430,045

Wireless Telecommunication Services - 1.4%
KDDI Corp.	1,437	8,286,800
Vodafone Group PLC	8,613,625	22,612,088

		30,898,888

		91,328,933

Health Care - 4.1%
Pharmaceuticals - 4.1%
AstraZeneca PLC	593,400	27,043,994
Bayer AG	231,900	17,190,013
Novartis AG	340,470	20,041,955
Sanofi-Aventis SA	140,979	9,038,208
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	301,800	15,732,834

		89,047,004

Utilities - 2.7%
Electric Utilities - 2.1%
E.ON AG	600,400	18,335,390
EDF SA	212,700	8,735,018
Tokyo Electric Power Co., Inc. (The)	713,000	17,384,756

		44,455,164

Gas Utilities - 0.6%
Tokyo Gas Co., Ltd.	2,961,000	13,112,083

		57,567,247

Total Common Stocks (cost $1,866,034,510)		2,053,476,458

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 3.2%
Repurchase Agreements - 3.2%
State Street Bank & Trust Co. 0.01%, dated 12/31/10 due 1/03/11 in the amount of $68,090,057 (collateralized by $68,410,000 U.S. Treasury Note, 1.375%, due 5/15/13, value $69,456,673) (cost $68,090,000)	$68,090	68,090,000

Total Investments - 98.3% (cost $1,934,124,510) (b)	2,121,566,458
Other assets less liabilities - 1.7% (c)	36,468,679

Net Assets - 100.0%	$2,158,035,137

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2010	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
EURO STOXX 50	570	March 2011	$21,626,767	$21,281,645	$(345,122)
S&P TSE 60 Index Futures	29	March 2011	4,400,961	4,474,686	73,725
Topix Index Futures	62	March 2011	6,709,135	6,842,222	133,087

					$(138,310)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at December 31, 2010	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Barclays Bank PLC Wholesale:
Japanese Yen settling 3/15/11	1,867,556	$22,217,998	$23,018,897	$800,899
Norwegian Krone settling 3/15/11	80,312	13,234,624	13,715,356	480,732
Citibank NA:
Swiss Franc settling 3/15/11	11,267	11,401,884	12,060,512	658,628
Deutsche Bank AG London:
Euro settling 3/15/11	72,211	95,585,701	96,472,888	887,187
Morgan Stanley and Co., Inc.:
Australian Dollar settling 3/15/11	130,567	126,643,462	132,395,550	5,752,088
Swedish Krona settling 3/15/11	233,622	33,725,315	34,647,984	922,669
Swiss Franc settling 3/15/11	52,288	52,929,774	55,970,537	3,040,763
Sale Contracts:
Calyon:
Canadian Dollar settling 3/15/11	68,630	67,903,433	68,918,256	(1,014,823)
Deutsche Bank AG London:
Hong Kong Dollar settling 3/15/11	95,148	12,256,838	12,248,720	8,118
HSBC BankUSA:
Hong Kong Dollar settling 3/15/11	805,731	103,753,099	103,724,447	28,652
Morgan Stanley and Co., Inc.:
Great British Pound settling 3/15/11	110,701	174,712,746	172,500,812	2,211,934

(a)	Non-income producing security.
(b)	As of December 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $265,806,731 and gross unrealized depreciation of investments was $(78,364,783), resulting in net unrealized appreciation of $187,441,948.
(c)	An amount of U.S. $1,941,270 has been segregated to collateralize margin requirements for the open futures contracts at December 31, 2010.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt

Country Breakdown*

December 31, 2010 (unaudited)

29.1%	United Kingdom
22.2%	Japan
7.5%	France
6.3%	Germany
5.9%	Hong Kong
4.1%	Switzerland
3.7%	Canada
2.9%	Italy
2.8%	Australia
2.5%	Israel
2.5%	Belgium
2.1%	Singapore
8.4%	Other

100.0%	Total Investments

*	All data are as of December 31, 2010. The Portfolio’s country breakdown is expressed as a percentage of long-term investments and may vary over time. “Other” country weightings represent 2.0% or less in the following countries: Austria, Denmark, Ireland, Netherlands, New Zealand, Norway, Spain and Sweden.

Sanford C. Bernstein Fund, Inc. - International Portfolio

December 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2010:

Investments in Securities	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks
Financials	$21,081,641	$399,021,478		$—	$420,103,119
Consumer Discretionary	1,298,298	316,657,790		—	317,956,088
Materials	26,720,742	243,402,136		—	270,122,878
Industrials	4,836,164	257,307,299		—	262,143,463
Consumer Staples	—	218,036,915		—	218,036,915
Energy	31,826,536	177,830,388		—	209,656,924
Information Technology	—	117,513,887		—	117,513,887
Telecommunication Services	—	91,328,933		—	91,328,933
Health Care	15,732,834	73,314,170		—	89,047,004
Utilities	—	57,567,247		—	57,567,247
Short-Term Investments	—	68,090,000		—	68,090,000

Total Investments in Securities	101,496,215	2,020,070,243	+	—	2,121,566,458
Other Financial Instruments*:
Assets
Futures Contracts	206,812	—		—	206,812
Forward Currency Exchange Contracts	—	14,791,670		—	14,791,670
Liabilities
Futures Contracts	(345,122)	—		—	(345,122)
Forward Currency Exchange Contracts	—	(1,014,823)		—	(1,014,823)

Total	$101,357,905	$2,033,847,090		$—	$2,135,204,995

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Portfolio values its securities which may materially affect the value of securities trading in such markets. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tool to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio

Portfolio of Investments

December 31, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.0%
Financials - 25.5%
Commercial Banks - 19.2%
Allahabad Bank	587,800	$2,954,134
Banco Bradesco SA (Preference Shares)	379,511	7,464,478
Banco do Brasil SA	1,511,100	28,601,664
Banco do Estado do Rio Grande do Sul (Preference Shares)	455,900	4,847,371
Banco Santander Brasil SA (ADR)	405,000	5,508,000
Banco Santander Chile (ADR)	42,341	3,957,613
Bangkok Bank PCL	529,400	2,677,958
Bangkok Bank PCL (NVDR)	1,329,200	6,477,305
Bank Negara Indonesia Persero TBK PT	18,809,431	8,071,445
Bank of Baroda	375,000	7,521,161
Bank of China Ltd.	28,059,900	14,828,600
Bank of India	393,700	3,996,173
Bank Rakyat Indonesia Persero TBK PT	14,495,000	16,861,067
Canara Bank	1,351,000	19,961,450
China Construction Bank Corp.-Class H	10,507,400	9,453,537
Chongqing Rural Commercial Bank (a)	11,101,000	7,469,410
CIMB Group Holdings Bhd	5,012,200	13,818,935
Commercial International Bank Egypt SAE	952,124	7,754,948
Daegu Bank Ltd. (a)	392,150	5,376,951
Grupo Financiero Banorte SAB de CV-Class O	957,125	4,549,250
Hana Financial Group, Inc.	605,800	23,056,292
HDFC Bank Ltd.	129,900	6,741,013
Industrial & Commercial Bank of China-Class H	37,087,000	27,514,080
Investimentos Itau SA (Preference Shares)	3,598,524	28,614,769
KB Financial Group, Inc. (a)	215,227	11,319,734
Komercni Banka AS	37,700	8,920,117
Krung Thai Bank PCL	9,385,700	5,386,386
Metropolitan Bank & Trust	2,480,060	4,056,540
Powszechna Kasa Oszczednosci Bank Polski SA	474,416	6,949,874
Punjab National Bank Ltd.	568,091	15,522,233
Shinhan Financial Group Co., Ltd. (a)	294,646	13,700,745
Turkiye Garanti Bankasi AS	2,345,794	11,847,180
Turkiye Halk Bankasi AS	541,100	4,594,134
Turkiye Is Bankasi-Class C	2,548,879	9,053,724
Turkiye Vakiflar Bankasi Tao-Class D	4,793,800	12,094,543
Union Bank of India	567,964	4,430,248

		375,953,062

Diversified Financial Services - 1.8%
AMMB Holdings Bhd	2,794,000	6,365,803
FirstRand Ltd.	4,623,239	13,704,543
Fubon Financial Holding Co., Ltd.	10,318,653	14,157,787

		34,228,133

Insurance - 1.6%
AIA Group Ltd. (a)	2,965,800	8,337,116
LIG Insurance Co., Ltd.	314,180	6,369,994
Old Mutual PLC	8,643,916	17,061,972

		31,769,082

Real Estate Management & Development - 1.8%
BR Malls Participacoes SA	712,258	7,337,116
Evergrande Real Estate Group Ltd.	23,404,000	11,430,840
Longfor Properties Co., Ltd.	5,085,500	7,076,525

Oberoi Realty Ltd. (a)	147,910	843,499
Shenzhen Investment Ltd.	22,370,000	7,768,585
Soho China Ltd.	614,500	453,553

		34,910,118

Thrifts & Mortgage Finance - 1.1%
Housing Development Finance Corp.	1,342,295	21,810,824

		498,671,219

Energy - 15.8%
Oil, Gas & Consumable Fuels - 15.8%
Afren PLC (a)	4,174,600	9,625,513
Banpu PCL	186,800	4,879,550
China Petroleum & Chemical Corp.-Class H	27,083,000	25,912,680
CNOOC Ltd.	14,466,000	34,620,519
Gazprom OAO (Sponsored ADR)	2,766,806	70,387,545
Gulf Keystone Petroleum Ltd. (a)	1,525,087	4,044,164
Indo Tambangraya Megah PT	594,500	3,343,830
KazMunaiGas Exploration Production (GDR) (b)	393,614	7,805,366
LUKOIL OAO (London) (Sponsored ADR)	584,450	33,442,229
NovaTek OAO (Sponsored GDR) (b)	78,850	9,433,524
OGX Petroleo e Gas Participacoes SA (a)	544,200	6,556,626
Petroleo Brasileiro SA (ADR)	356,300	13,482,392
Petroleo Brasileiro SA (Preference Shares)	79,300	1,303,673
Petroleo Brasileiro SA (Sponsored ADR)	1,403,170	47,946,319
PTT PCL (NVDR)	1,397,200	14,831,780
Rosneft Oil Co. (GDR) (b)	2,051,538	14,689,012
Ultrapar Participacoes SA (Preference Shares)	127,400	8,066,108

		310,370,830

Materials - 13.5%
Chemicals - 1.3%
Hyosung Corp. (a)	77,000	7,178,425
LG Chem Ltd. (a)	30,600	10,535,911
Uralkali (Sponsored GDR) (b)	202,300	7,428,456

		25,142,792

Construction Materials - 0.4%
BBMG Corp.	4,093,500	5,568,352
LSR Group (GDR) (a)(b)	287,235	2,648,236

		8,216,588

Metals & Mining - 11.7%
African Rainbow Minerals Ltd.	232,374	7,417,293
Antofagasta PLC	162,200	4,104,171
Centamin Egypt Ltd. (a)	2,163,400	5,967,807
Cia de Minas Buenaventura SA (ADR)-Class B	95,600	4,680,576
Eurasian Natural Resources Corp. PLC	604,500	9,940,682
First Quantum Minerals Ltd.	41,633	4,522,140
Gerdau SA	610,000	6,162,470
Gold Fields Ltd. (Sponsored ADR)	821,500	14,893,795
Hindalco Industries Ltd.	232,200	1,278,143
Hyundai Steel Co. (a)	166,800	18,271,571
Impala Platinum Holdings Ltd.	149,800	5,305,450
Jindal Saw Ltd.	902,750	3,676,581
Jindal Steel & Power Ltd.	515,300	8,198,693
Kazakhmys PLC	220,700	5,602,375

KGHM Polska Miedz SA	314,600	18,407,039
Korea Zinc Co., Ltd. (a)	10,983	2,674,915
Mongolian Mining Corp. (a)	7,913,500	9,234,181
Poongsan Corp. (a)	118,600	5,005,817
POSCO	23,608	10,085,108
Real Gold Mining Ltd. (a)	1,788,000	3,109,647
Tata Steel Ltd.	836,900	12,728,923
Vale SA (Sponsored ADR) (Local Preference Shares)	2,153,300	65,072,726
Vale SA (Sponsored ADR)-Class B	102,900	3,557,253

		229,897,356

Paper & Forest Products - 0.1%
China Forestry Holdings Ltd.	2,430,000	1,140,478

		264,397,214

Information Technology - 12.9%
Communications Equipment - 0.3%
HTC Corp.	89,000	2,743,762
ZTE Corp.-Class H	998,800	3,973,047

		6,716,809

Computers & Peripherals - 1.7%
Compal Electronics, Inc.	1,768,211	2,342,480
Lite-On Technology Corp.	5,541,968	7,617,986
Pegatron Corp. (a)	5,449,000	7,841,682
TPV Technology Ltd.	5,104,000	3,255,792
Wistron Corp.	6,038,167	12,297,030

		33,354,970

Electronic Equipment, Instruments & Components - 3.6%
AU Optronics Corp. (a)	13,785,155	14,331,315
AU Optronics Corp. (Sponsored ADR) (a)	609,868	6,354,825
Chroma ATE, Inc.	1,750,000	5,226,568
Delta Electronics, Inc.	1,493,000	7,294,390
HannStar Display Corp. (a)	24,044,000	4,871,897
Hon Hai Precision Industry Co., Ltd.	4,494,096	18,103,475
Ju Teng International Holdings Ltd.	4,594,000	2,214,725
Samsung Electro-Mechanics Co., Ltd. (a)	29,680	3,235,513
Unimicron Technology Corp.	4,969,000	9,675,926

		71,308,634

Internet Software & Services - 1.1%
Baidu, Inc. (Sponsored ADR) (a)	49,100	4,739,623
Mail.ru Group Ltd. (GDR) (a)(b)	158,900	5,720,400
Tencent Holdings Ltd.	472,600	10,387,444

		20,847,467

IT Services - 1.1%
Infosys Technologies Ltd.	267,189	20,501,511

Semiconductors & Semiconductor Equipment - 5.1%
Powertech Technology, Inc.	2,902,600	9,649,670
Samsung Electronics Co., Ltd.	73,991	61,792,540
Samsung Electronics Co., Ltd. (Preference Shares)	24,030	13,716,579
Taiwan Semiconductor Manufacturing Co., Ltd.	4,802,120	11,689,797

Trina Solar Ltd. (Sponsored ADR) (a)	94,700	2,217,874

		99,066,460

		251,795,851

Consumer Discretionary - 9.7%
Auto Components - 0.6%
Gajah Tunggal Tbk PT	1,357,500	345,871
Hyundai Mobis (a)	41,740	10,450,696

		10,796,567

Automobiles - 1.2%
Astra International TBK PT	254,500	1,538,050
Hyundai Motor Co. (a)	85,762	13,094,090
Maruti Suzuki India Ltd.	179,790	5,730,728
Tofas Turk Otomobil Fabrikasi AS	723,900	3,725,996

		24,088,864

Distributors - 0.5%
Dah Chong Hong Holdings Ltd.	155,000	164,449
Imperial Holdings Ltd.	506,247	9,800,995

		9,965,444

Hotels, Restaurants & Leisure - 0.2%
Ctrip.com International Ltd. (ADR) (a)	90,400	3,656,680

Household Durables - 2.9%
Brookfield Incorporacoes SA	2,423,800	12,630,042
Gafisa SA (ADR)	350,600	5,094,218
LG Electronics, Inc. (a)	139,750	14,497,793
PDG Realty SA Empreendimentos e Participacoes	1,355,882	8,298,651
Rossi Residencial SA	1,009,700	8,996,062
Urbi Desarrollos Urbanos SAB de CV (a)	3,301,900	7,756,123

		57,272,889

Leisure Equipment & Products - 0.2%
Altek Corp.	3,118,735	4,731,910

Media - 0.9%
CTC Media, Inc.	128,400	3,008,412
Naspers Ltd.	259,335	15,289,683

		18,298,095

Multiline Retail - 0.2%
Empresas La Polar SA	392,700	2,844,558

Specialty Retail - 2.0%
Belle International Holdings Ltd.	3,568,000	6,008,395
Foschini Ltd. (The)	1,190,600	16,282,431
Home Product Center PCL	3,627,800	1,059,036
Home Product Center PCL	1,700,000	495,858
Lewis Group Ltd.	640,200	7,900,092
Zhongsheng Group Holdings Ltd. (a)	2,972,500	6,369,739

		38,115,551

Textiles, Apparel & Luxury Goods - 1.0%
Daphne International Holdings Ltd.	4,584,000	4,292,346
Pacific Textile Holdings Ltd.	3,118,000	2,032,781
Sao Paulo Alpargatas SA (Preference Shares)	41,900	272,350

Shenzhou International Group Holdings Ltd.	1,867,000	2,162,795
Yue Yuen Industrial Holdings Ltd.	3,000,500	10,774,132
		19,534,404

		189,304,962

Industrials - 5.9%
Airlines - 0.3%
Air China Ltd. (a)	2,414,000	2,694,337
Gol Linhas Aereas Inteligentes SA (ADR)	224,800	3,457,424

		6,151,761

Construction & Engineering - 2.0%
Aveng Ltd.	236,006	1,549,311
Engineers India Ltd.	514,760	3,879,887
IRB Infrastructure Developers Ltd.	1,332,100	6,678,578
Larsen & Toubro Ltd.	131,600	5,820,727
Samsung Engineering Co., Ltd. (a)	128,400	21,701,611

		39,630,114

Electrical Equipment - 0.5%
Bharat Heavy Electricals Ltd.	100,965	5,268,065
Silitech Technology Corp.	1,529,430	4,733,422

		10,001,487

Industrial Conglomerates - 0.5%
Bidvest Group Ltd.	447,730	10,655,459

Machinery - 0.8%
China Rongsheng Heavy Industry Group Co., Ltd. (a)	6,997,500	5,923,676
Hyundai Heavy Industries Co., Ltd. (a)	18,860	7,350,991
Sany Heavy Equipment International Holdings Co., Ltd.	1,669,000	2,476,716

		15,751,383

Marine - 0.7%
Grindrod Ltd.	2,742,092	7,892,776
SITC International Holdings Co., Ltd. (a)	9,648,000	5,746,995

		13,639,771

Road & Rail - 0.8%
Globaltrans Investment PLC (Sponsored GDR) (b)	294,639	5,008,863
Localiza Rent a Car SA	494,969	8,020,883
TransContainer OAO (GDR) (a)(b)	207,700	1,973,150

		15,002,896

Transportation Infrastructure - 0.3%
DP World Ltd.	8,439,900	5,317,137

		116,150,008

Telecommunication Services - 4.8%
Diversified Telecommunication Services - 0.8%
China Unicom Hong Kong Ltd.	1,414,000	2,020,143
LG Uplus Corp. (a)	1,364,190	8,608,218
Telecom Egypt	1,713,938	5,354,538

		15,982,899

Wireless Telecommunication Services - 4.0%
America Movil SAB de CV Series L (ADR)	559,517	32,082,705
Axiata Group Bhd (a)	6,110,700	9,401,703
China Mobile Ltd.	3,300,500	32,745,184
Far EasTone Telecommunications Co., Ltd.	1,626,000	2,358,272
Philippine Long Distance Telephone Co. (Sponsored ADR)	24,100	1,404,307

		77,992,171

		93,975,070

Utilities - 4.4%
Electric Utilities - 3.2%
CEZ AS	125,203	5,227,991
Cia Energetica de Minas Gerais (Sponsored ADR)	866,400	14,373,576
Cia Paranaense de Energia (Preference Shares)	507,900	12,697,500
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA (Preference Shares)-Class B	996,179	19,269,462
Enersis SA (Sponsored ADR)	501,522	11,645,341

		63,213,870

Gas Utilities - 0.3%
Aygaz AS	1,092,000	5,856,195

Water Utilities - 0.9%
Cia de Saneamento Basico do Estado de Sao Paulo	392,500	10,070,226
Cia de Saneamento de Minas Gerais-COPASA	395,500	6,837,861

		16,908,087

		85,978,152

Consumer Staples - 3.7%
Beverages - 0.6%
Cia Cervecerias Unidas SA	375,958	4,699,475
Cia de Bebidas das Americas (ADR)	224,970	6,980,819

		11,680,294

Food & Staples Retailing - 1.2%
Centros Comerciales Sudamericanos SA	698,627	5,493,477
President Chain Store Corp.	2,315,000	10,673,584
X5 Retail Group NV (GDR) (a)(b)	174,445	8,080,119

		24,247,180

Food Products - 1.5%
Besunyen Holdings Co. (a)	4,131,000	1,721,958
China Mengniu Dairy Co., Ltd.	2,383,000	6,314,312
China Yurun Food Group Ltd.	4,679,000	15,453,482
CJ CheilJedang Corp. (a)	4,800	917,207
Cosan Ltd.	298,800	4,069,656
Nong Shim Co., Ltd. (a)	2,210	396,277

		28,872,892

Tobacco - 0.4%
KT&G Corp. (a)	142,449	8,121,813

		72,922,179

Health Care - 0.8%
Pharmaceuticals - 0.8%
Aspen Pharmacare Holdings Ltd. (a)	634,512	8,870,932
Pharmstandard (GDR) (a)(b)	186,439	5,317,672
Sihuan Pharmaceutical Holdings Group Ltd. (a)	2,088,000	1,525,813

		15,714,417

Total Common Stocks (cost $1,399,676,726)		1,899,279,902

WARRANTS - 2.3%
Financials - 1.8%
Bank Muscat SAOG, Citigroup Global Markets Holdings, Inc., expiring 10/28/13 (a)	621,700	1,544,303
Commercial Bank of Qatar, Deutsche Bank AG London, expiring 5/26/17 (a)	458,900	11,545,924
Sberbank of Russian Federation, Deutsche Bank AG London, expiring 2/28/18 (a)	2,656,800	9,059,688
Sberbank of Russian Federation, Merrill Lynch, expiring 11/05/12 (a)	4,033,300	13,672,484

		35,822,399

Industrials - 0.3%
Agility, Inc. Credit Suisse International, expiring 3/14/12 (a)	2,655,500	4,892,759

Materials - 0.2%
Saudi Basic Industries Corp., Credit Suisse International, expiring 6/15/11 (a)	10,090,000	2,818,399

Total Warrants (cost $35,639,732)		43,533,557

RIGHTS - 0.0%
Financials - 0.0%
Banco Bradesco SA (a)	6,288	32,539
Metropolitan Bank & Trust (a)	259,501	130,313

Total Rights (cost $0)		162,852

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.2%
Repurchase Agreements - 0.2%
State Street Bank & Trust Co. 0.01%, dated 12/31/10, due 1/03/11 in the amount of $4,256,000 (collateralized by $4,280,000 U.S. Treasury Note, 1.375%, due 5/15/13, value $4,345,484) (cost $4,256,000)	$4,256	4,256,000

Total Investments - 99.5% (cost $1,439,572,458) (c)	1,947,232,311
Other assets less liabilities - 0.5%	10,314,061

Net Assets - 100.0%	$1,957,546,372

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the aggregate market value of these securities amounted to $68,104,798 or 3.5% of net assets.
(c)	As of December 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $523,491,912 and gross unrealized depreciation of investments was $(15,832,059), resulting in net unrealized appreciation of $507,659,853.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non Voting Depositary Receipt

Country Breakdown *

18.3%	Brazil
14.3%	South Korea
13.7%	China
9.8%	Russia
8.1%	India
8.1%	Taiwan
6.1%	South Africa
2.9%	United Kingdom
2.4%	Turkey
2.3%	Mexico
1.9%	Hong Kong
1.8%	Thailand
1.6%	Indonesia
8.7%	Other

100.0%	Total Investments

*	All data are as of December 31, 2010. The Portfolio’s country breakdown is expressed as a percentage of long-term investments and may vary over time. “Other” country weightings represent 1.5% or less in the following countries: Canada, Chile, Czech Republic, Egypt, Kazakhstan, Kuwait, Malaysia, Mongolia, Oman, Peru, Philippines, Poland, Qatar, Saudi Arabia and United Arab Emirates.

Emerging Markets Portfolio

December 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2010:

Investments in Securities	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks
Financials	$107,530,286	$385,754,547		$5,386,386	$498,671,219
Energy	99,849,496	195,689,554		14,831,780	310,370,830
Materials	115,551,597	148,845,617		—	264,397,214
Information Technology	19,032,722	232,763,129		—	251,795,851
Consumer Discretionary	60,457,188	128,847,774		—	189,304,962
Industrials	35,448,128	80,701,880		—	116,150,008
Telecommunication Services	33,487,012	60,488,058		—	93,975,070
Utilities	74,893,966	11,084,186		—	85,978,152
Consumer Staples	23,361,662	49,560,517		—	72,922,179
Health Care	1,525,813	14,188,604		—	15,714,417
Warrants	—	—		43,533,557	43,533,557
Rights	130,313	—		32,539	162,852
Short-Term Investments	—	4,256,000		—	4,256,000

Total Investments in Securities	571,268,183	1,312,179,866	+	63,784,262	1,947,232,311
Other Financial Instruments*

Total	$571,268,183	$1,312,179,866		$63,784,262	$1,947,232,311

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Portfolio values its securities which may materially affect the value of securities trading in such markets. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tool to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value heirarchy assumes the financial instrument was transferred at the end of the reporting period.

	Financials	Energy	Warrants
Balance as of 9/30/10	$—	$—	$26,485,195
Accrued discounts/(premiums)	—	—	—
Realized gain (loss)	—	—	47,746
Change in unrealized appreciation/depreciation	—	—	4,264,163
Net purchases (sales)	—	—	12,736,453
Net transfers in to Level 3	5,386,386	14,831,780	—
Net transfers out of Level 3	—	—	—

Balance as of 12/31/10	$5,386,386	$14,831,780	$43,533,557

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/10	$—	$—	$4,264,163

	Rights	Total
Balance as of 9/30/10	$—	$26,485,195
Accrued discounts/(premiums)	—	—
Realized gain (loss)	—	47,746
Change in unrealized appreciation/depreciation	32,539	4,296,702
Net purchases (sales)	—	12,736,453
Net transfers in to Level 3	—	20,218,166
Net transfers out of Level 3	—	—

Balance as of 12/31/10	$32,539	$63,784,262

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/10	$32,539	$4,296,702

Sanford C. Bernstein Fund, Inc. - Intermediate Duration Portfolio

Portfolio of Investments

December 31, 2010 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADES - 30.1%
Industrial - 14.1%
Basic - 2.7%
Alcoa, Inc.
6.75%, 7/15/18	U.S.$	4,624	$5,038,273
Anglo American Capital PLC
9.375%, 4/08/19 (a)		7,107	9,559,875
AngloGold Ashanti Holdings PLC
5.375%, 4/15/20		8,120	8,444,800
ArcelorMittal
6.125%, 6/01/18		13,310	14,181,632
ArcelorMittal USA, Inc.
6.50%, 4/15/14		5,565	6,064,197
BHP Billiton Finance USA Ltd.
7.25%, 3/01/16		9,553	11,382,829
Dow Chemical Co. (The)
7.375%, 11/01/29		700	841,485
7.60%, 5/15/14		6,432	7,418,592
8.55%, 5/15/19		6,919	8,671,223
Eastman Chemical Co.
5.50%, 11/15/19		1,609	1,692,951
International Paper Co.
5.30%, 4/01/15		5,180	5,579,798
7.50%, 8/15/21		5,235	6,183,394
7.95%, 6/15/18		7,555	8,990,171
Packaging Corp. of America
5.75%, 8/01/13		4,135	4,434,349
PPG Industries, Inc.
5.75%, 3/15/13		9,910	10,755,898
Rio Tinto Finance USA Ltd.
6.50%, 7/15/18		11,940	13,920,189
Teck Resources Ltd.
6.00%, 8/15/40		799	844,773
Union Carbide Corp.
7.75%, 10/01/96		3,600	3,438,000
Vale Canada Ltd.
7.75%, 5/15/12		12,025	12,895,141

			140,337,570

Capital Goods - 0.7%
General Electric Co.
5.25%, 12/06/17		100	108,010
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (a)		1,131	1,174,480
Lafarge SA
6.15%, 7/15/11		6,703	6,877,841
Owens Corning
6.50%, 12/01/16		8,371	8,865,902
Republic Services, Inc.
5.25%, 11/15/21		4,898	5,161,914
5.50%, 9/15/19		6,713	7,320,768
Tyco International Finance SA
8.50%, 1/15/19		4,365	5,587,130

			35,096,045

Communications - Media - 1.8%
BSKYB Finance UK PLC
5.625%, 10/15/15 (a)	6,400	7,058,055
CBS Corp.
5.625%, 8/15/12	94	99,698
5.75%, 4/15/20	1,130	1,200,809
8.875%, 5/15/19	5,480	6,894,289
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	5,575	7,713,464
DirecTV Holdings LLC / DirecTV Financing Co., Inc.
4.75%, 10/01/14	4,555	4,854,528
6.375%, 6/15/15	3,525	3,643,969
News America Holdings, Inc.
9.25%, 2/01/13	6,715	7,739,004
News America, Inc.
6.55%, 3/15/33	3,525	3,747,502
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	4,665	5,931,048
RR Donnelley & Sons Co.
4.95%, 4/01/14	2,635	2,699,668
11.25%, 2/01/19	6,520	8,159,858
Time Warner Cable, Inc.
7.50%, 4/01/14	5,260	6,032,210
Time Warner Entertainment Co. LP
8.375%, 3/15/23	10,465	13,140,063
WPP Finance UK
5.875%, 6/15/14	1,475	1,593,630
8.00%, 9/15/14	9,922	11,414,735

		91,922,530

Communications - Telecommunications - 1.8%
America Movil SAB de CV
5.00%, 3/30/20	11,526	11,980,678
American Tower Corp.
5.05%, 9/01/20	10,735	10,557,164
AT&T Corp.
8.00%, 11/15/31	1,800	2,262,395
Embarq Corp.
7.082%, 6/01/16	12,965	14,338,097
Qwest Corp.
7.50%, 10/01/14	5,005	5,605,600
7.875%, 9/01/11	6,695	6,895,850
Telecom Italia Capital SA
6.175%, 6/18/14	9,805	10,427,304
6.375%, 11/15/33	1,375	1,180,158
7.175%, 6/18/19	5,765	6,168,164
United States Cellular Corp.
6.70%, 12/15/33	14,340	13,929,345
Verizon Global Funding Corp.
7.375%, 9/01/12	10	11,041
Vodafone Group PLC
5.50%, 6/15/11	8,020	8,194,603

		91,550,399

Consumer Cyclical - Automotive - 0.8%
Daimler Finance North America LLC
5.75%, 9/08/11	4,300	4,443,108

7.30%, 1/15/12	4,478	4,757,799
7.75%, 1/18/11	1,658	1,661,802
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (a)	9,384	9,861,805
Nissan Motor Acceptance Corp.
4.50%, 1/30/15 (a)	9,431	9,792,500
Volvo Treasury AB
5.95%, 4/01/15 (a)	10,529	11,436,505

		41,953,519

Consumer Cyclical - Entertainment - 0.6%
Time Warner, Inc.
4.70%, 1/15/21	5,650	5,752,655
Turner Broadcasting System, Inc.
8.375%, 7/01/13	11,372	13,065,166
Viacom, Inc.
5.625%, 9/15/19	10,980	12,199,493

		31,017,314

Consumer Cyclical - Other - 0.3%
Marriott International, Inc.
Series J
5.625%, 2/15/13	12,589	13,501,564

Consumer Cyclical - Restaurants - 0.0%
McDonald’s Corp.
5.00%, 2/01/19	10	10,936

Consumer Cyclical - Retailers - 0.1%
CVS Caremark Corp.
6.60%, 3/15/19	5,710	6,685,662
Wal-Mart Stores, Inc.
5.80%, 2/15/18	100	114,903

		6,800,565

Consumer Non-Cyclical - 1.8%
Abbott Laboratories
5.875%, 5/15/16	10	11,544
Ahold Finance USA LLC
6.875%, 5/01/29	12,140	13,526,036
Altria Group, Inc.
9.70%, 11/10/18	6,515	8,594,757
Bunge Ltd. Finance Corp.
5.10%, 7/15/15	5,361	5,529,839
5.875%, 5/15/13	8,910	9,538,939
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (a)	11,945	12,945,119
Delhaize Group SA
5.875%, 2/01/14	2,950	3,255,499
Diageo Capital PLC
7.375%, 1/15/14	9,255	10,718,410
Fortune Brands, Inc.
3.00%, 6/01/12	7,125	7,231,861
4.875%, 12/01/13	6,133	6,408,053
Kraft Foods, Inc.
6.25%, 6/01/12	9,274	9,920,639
Kroger Co. (The)
6.80%, 12/15/18	4,472	5,208,954

Safeway, Inc.
6.50%, 3/01/11	1,895	1,909,806
Thermo Fisher Scientific, Inc.
4.70%, 5/01/20	5	5,229
Whirlpool Corp.
8.60%, 5/01/14	1,270	1,464,431

		96,269,116

Energy - 1.8%
Anadarko Petroleum Corp.
5.95%, 9/15/16	11,498	12,352,175
6.45%, 9/15/36	3,418	3,409,076
Baker Hughes, Inc.
6.50%, 11/15/13	5,135	5,844,046
Canadian Natural Resources Ltd.
5.15%, 2/01/13	3,705	3,992,901
Hess Corp.
7.875%, 10/01/29	3,617	4,539,407
8.125%, 2/15/19	2,055	2,596,225
Marathon Oil Corp.
7.50%, 2/15/19	3,915	4,862,179
Nabors Industries, Inc.
9.25%, 1/15/19	11,005	13,637,242
Noble Energy, Inc.
8.25%, 3/01/19	10,575	13,214,404
Noble Holding International Ltd.
4.90%, 8/01/20	971	1,004,497
Valero Energy Corp.
6.125%, 2/01/20	4,363	4,633,794
6.875%, 4/15/12	6,055	6,443,616
Weatherford International Ltd.
5.15%, 3/15/13	4,980	5,282,460
9.625%, 3/01/19	6,865	8,809,079
Williams Cos., Inc. (The)
7.875%, 9/01/21	3,751	4,427,444

		95,048,545

Other Industrial - 0.3%
Noble Group Ltd.
6.75%, 1/29/20 (a)	12,486	13,828,532

Technology - 0.6%
Agilent Technologies, Inc.
5.00%, 7/15/20	1,960	1,989,661
Computer Sciences Corp.
5.50%, 3/15/13	7,070	7,559,824
Motorola, Inc.
6.50%, 9/01/25	6,135	6,309,289
7.50%, 5/15/25	980	1,065,594
Xerox Corp.
8.25%, 5/15/14	11,095	12,950,860

		29,875,228

Transportation - Airlines - 0.2%
Southwest Airlines Co.
5.25%, 10/01/14	6,475	6,809,997
5.75%, 12/15/16	4,225	4,472,991

		11,282,988

4

Transportation - Railroads - 0.0%
Canadian Pacific Railway Co.
6.50%, 5/15/18	2,182	2,481,573

Transportation - Services - 0.6%
Asciano Finance Ltd.
3.125%, 9/23/15 (a)	13,445	12,925,983
Aviation Capital Group
7.125%, 10/15/20 (a)	4,965	5,082,387
Con-way, Inc.
6.70%, 5/01/34	8,734	8,013,218
Ryder System, Inc.
5.85%, 11/01/16	3,656	4,016,511
7.20%, 9/01/15	3,519	4,035,927

		34,074,026

		735,050,450

Financial Institutions - 12.2%
Banking - 6.3%
American Express Co.
7.25%, 5/20/14	7,075	8,060,045
Bank of America Corp.
5.625%, 7/01/20	5,650	5,760,130
7.375%, 5/15/14	6,775	7,530,955
Series L
5.65%, 5/01/18	17,630	18,013,840
Bank of Tokyo-Mitsubishi UFJ Ltd./New York NY
7.40%, 6/15/11	1,210	1,232,938
BankAmerica Capital II
Series 2
8.00%, 12/15/26	5,954	5,991,213
Bear Stearns Cos. LLC (The)
5.55%, 1/22/17	12,915	13,726,553
5.70%, 11/15/14	13,815	15,179,218
Citigroup, Inc.
4.75%, 5/19/15	7,115	7,450,095
5.30%, 1/07/16	50	53,090
5.50%, 4/11/13	8,995	9,578,146
6.50%, 8/19/13	9,375	10,294,303
8.50%, 5/22/19	11,595	14,394,439
Compass Bank
5.50%, 4/01/20	14,779	14,325,300
Countrywide Financial Corp.
6.25%, 5/15/16	5,826	5,974,481
Fifth Third Bancorp
6.25%, 5/01/13	10	10,839
Goldman Sachs Group, Inc. (The)
6.00%, 6/15/20	12,425	13,427,250
7.50%, 2/15/19	9,425	10,989,465
JPMorgan Chase & Co.
4.40%, 7/22/20	9,040	8,897,584
4.75%, 5/01/13	5	5,353
M&I Marshall & Ilsley Bank
5.00%, 1/17/17	10,435	10,588,624
Macquarie Group Ltd.
4.875%, 8/10/17 (a)	13,325	13,046,548

Merrill Lynch & Co., Inc.
6.05%, 5/16/16	3,400	3,503,057
Morgan Stanley
4.75%, 4/01/14	100	102,403
5.50%, 7/24/20	18,365	18,553,682
6.625%, 4/01/18	11,700	12,691,797
7.25%, 4/01/32	15	17,173
National Capital Trust II
5.486%, 3/23/15 (a)	3,116	3,001,820
National City Bank/Cleveland OH
6.25%, 3/15/11	12,655	12,786,903
Nationwide Building Society
6.25%, 2/25/20 (a)	13,470	14,036,669
Santander US Debt SA Unipersonal
2.991%, 10/07/13 (a)	13,400	13,017,685
Societe Generale
2.50%, 1/15/14 (a)	13,040	13,026,725
UFJ Finance Aruba AEC
6.75%, 7/15/13	2,366	2,638,336
Unicredit Luxembourg Finance SA
6.00%, 10/31/17 (a)	6,080	5,945,644
Union Bank NA
5.95%, 5/11/16	13,165	14,012,826
Wachovia Corp.
5.50%, 5/01/13	12,860	13,994,213
Wells Fargo & Co.
5.625%, 12/11/17	4,745	5,253,583

		327,112,925

Brokerage - 0.1%
Jefferies Group, Inc.
6.875%, 4/15/21	5,170	5,373,031

Finance - 1.2%
General Electric Capital Corp.
4.80%, 5/01/13	26,465	28,293,440
Series A
4.375%, 11/21/11	6,275	6,478,536
HSBC Finance Corp.
6.375%, 10/15/11	10	10,425
6.676%, 1/15/21 (a)	110	111,131
7.00%, 5/15/12	6,575	7,054,613
SLM Corp.
Series A
5.375%, 1/15/13-5/15/14	18,515	18,636,245

		60,584,390

Insurance - 4.0%
Aegon NV
4.75%, 6/01/13	1,910	1,999,233
Aetna, Inc.
6.00%, 6/15/16	3,820	4,356,175
Aflac, Inc.
3.45%, 8/15/15	2,155	2,189,338
Allied World Assurance Co. Holdings Ltd.
7.50%, 8/01/16	3,180	3,520,950
Allstate Corp. (The)
6.125%, 5/15/37	11,695	11,665,762

Allstate Life Global Funding Trusts
5.375%, 4/30/13	5	5,445
American International Group, Inc.
6.40%, 12/15/20	5,975	6,269,024
CIGNA Corp.
5.125%, 6/15/20	4,320	4,477,935
Coventry Health Care, Inc.
5.95%, 3/15/17	2,505	2,546,793
6.125%, 1/15/15	965	1,004,836
6.30%, 8/15/14	7,810	8,246,845
Genworth Financial, Inc.
6.515%, 5/22/18	12,615	12,820,788
Guardian Life Insurance Co. of America
7.375%, 9/30/39 (a)	6,145	7,153,511
Hartford Financial Services Group, Inc.
4.00%, 3/30/15	2,675	2,682,265
5.50%, 3/30/20	12,607	12,788,743
Humana, Inc.
6.30%, 8/01/18	5,180	5,587,319
6.45%, 6/01/16	1,100	1,203,290
7.20%, 6/15/18	2,360	2,665,969
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (a)	4,025	4,186,419
Lincoln National Corp.
8.75%, 7/01/19	3,069	3,838,853
Markel Corp.
7.125%, 9/30/19	6,470	7,025,818
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (a)	5,950	7,963,641
Metlife Capital Trust IV
7.875%, 12/15/37 (a)	5,200	5,499,000
MetLife, Inc.
4.75%, 2/08/21	2,240	2,287,092
5.00%, 11/24/13-6/15/15	4,225	4,577,982
7.717%, 2/15/19	2,157	2,648,216
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)	10,150	11,772,193
Principal Financial Group, Inc.
7.875%, 5/15/14	8,665	9,982,600
Prudential Financial, Inc.
5.15%, 1/15/13	7,695	8,207,441
6.20%, 1/15/15	1,195	1,317,857
8.875%, 6/15/38	4,975	5,783,437
Series D
7.375%, 6/15/19	905	1,067,030
UnitedHealth Group, Inc.
6.00%, 2/15/18	15,640	17,753,683
WellPoint, Inc.
4.35%, 8/15/20	11,360	11,271,483
5.875%, 6/15/17	1,000	1,117,801
7.00%, 2/15/19	2,465	2,901,640
XL Group PLC
5.25%, 9/15/14	7,525	7,753,745

		208,140,152

Other Finance - 0.2%
ORIX Corp.
4.71%, 4/27/15	12,880	13,044,066

REITS - 0.4%
ERP Operating LP
5.20%, 4/01/13	5	5,379
Healthcare Realty Trust, Inc.
5.125%, 4/01/14	7,075	7,408,056
Simon Property Group LP
4.375%, 3/01/21	13,955	13,790,792

		21,204,227

		635,458,791

Utility - 2.6%
Electric - 1.1%
Allegheny Energy Supply Co. LLC
5.75%, 10/15/19 (a)	12,000	12,078,492
Ameren Corp.
8.875%, 5/15/14	6,845	7,701,782
Constellation Energy Group, Inc.
5.15%, 12/01/20	10,430	10,268,314
FirstEnergy Corp.
Series B
6.45%, 11/15/11	1,123	1,168,694
Series C
7.375%, 11/15/31	7,850	8,275,179
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13 (a)	5,805	6,303,348
Teco Finance, Inc.
4.00%, 3/15/16	2,915	2,972,303
5.15%, 3/15/20	3,620	3,753,093
Union Electric Co.
6.70%, 2/01/19	1,195	1,392,980
Wisconsin Energy Corp.
6.25%, 5/15/67	5,810	5,722,850

		59,637,035

Natural Gas - 1.3%
DCP Midstream LLC
5.35%, 3/15/20 (a)	3,019	3,129,000
Energy Transfer Partners LP
6.70%, 7/01/18	7,930	8,996,347
7.50%, 7/01/38	8,376	9,742,452
EQT Corp.
8.125%, 6/01/19	6,551	7,622,128
Nisource Finance Corp.
6.80%, 1/15/19	13,295	15,382,328
TransCanada PipeLines Ltd.
6.35%, 5/15/67	12,800	12,639,181
Williams Partners LP
5.25%, 3/15/20	10,213	10,586,796

		68,098,232

Other Utility - 0.2%
Veolia Environnement SA
6.00%, 6/01/18	8,485	9,503,039

		137,238,306

Non Corporate Sectors - 1.2%
Agencies - Not Government Guaranteed - 1.2%
Gazprom Via Gaz Capital SA
6.212%, 11/22/16 (a)	24,820	26,154,075
Petrobras International Finance Co. - Pifco
5.75%, 1/20/20	19,490	20,222,200
TransCapitalInvest Ltd. for OJSC AK Transneft
8.70%, 8/07/18 (a)	11,910	14,649,300

		61,025,575

Total Corporates - Investment Grades (cost $1,460,468,273)		1,568,773,122

GOVERNMENTS - TREASURIES - 21.2%
United States - 21.2%
U.S. Treasury Bonds
4.50%, 2/15/36	70,185	72,663,373
4.625%, 2/15/40	86,475	90,582,562
5.375%, 2/15/31	20,400	23,813,818
U.S. Treasury Notes
1.75%, 7/31/15	79,935	79,679,208
2.125%, 5/31/15	59,440	60,387,474
2.25%, 1/31/15	98,776	101,399,380
2.375%, 8/31/14	131,460	136,184,409
2.50%, 3/31/15	84,245	87,200,315
3.375%, 11/15/19	82,365	84,083,051
3.625%, 2/15/20	352,975	366,321,691

Total Governments - Treasuries (cost $1,108,123,008)		1,102,315,281

MORTGAGE PASS-THRU’S - 16.0%
Agency Fixed Rate 30-Year - 15.0%
Federal Home Loan Mortgage Corp. Gold
Series 2007
4.50%, 1/01/37-3/01/37	7,917	8,128,552
5.50%, 7/01/35	10,160	10,888,021
Series 2008
6.50%, 5/01/35	9,167	10,263,903
Federal National Mortgage Association
4.00%, TBA	21,870	21,755,524
5.50%, 9/01/36-5/01/38	33,277	35,665,247
5.50%, 6/01/38	72,000	77,070,627
6.00%, 3/01/31-7/01/39	120,291	130,595,709
6.50%, 6/01/39	33,228	36,878,443
Series 2003
5.00%, 11/01/33	21,087	22,259,768
5.50%, 4/01/33-7/01/33	41,120	44,234,234
Series 2004
5.00%, 4/01/34	8	8,551
5.50%, 4/01/34	6,034	6,489,097
5.50%, 5/01/34-11/01/34	26,713	28,713,865
6.00%, 9/01/34	208	227,608
6.00%, 10/01/34	16,927	18,530,782
Series 2005
4.50%, 8/01/35-9/01/35	40,680	41,963,702
5.50%, 2/01/35	29,817	32,056,535
6.00%, 4/01/35	5,919	6,494,604

Series 2006
5.00%, 2/01/36	48,913	51,542,210
5.50%, 4/01/36	7,386	7,933,416
6.00%, 10/01/31	19	21,192
Series 2007
4.50%, 9/01/35	28,900	29,870,166
5.00%, 7/01/36	12,711	13,398,162
6.00%, 3/01/37	112	121,708
Series 2008
5.50%, 12/01/35	47,204	50,727,226
5.50%, 3/01/37	12,220	13,132,470
6.00%, 3/01/37-5/01/38	76,499	83,269,330
Government National Mortgage Association
Series 1996
8.50%, 11/15/26	1	702

		782,241,354

Agency ARMs - 1.0%
Federal Home Loan Mortgage Corp.
Series 2005
2.745%, 5/01/35 (b)	7,009	7,378,932
Series 2006
2.535%, 3/01/34 (c)	4,481	4,674,554
Series 2007
5.997%, 2/01/37 (b)	6,173	6,477,981
Federal National Mortgage Association
Series 2006
4.855%, 2/01/36 (c)	5,885	6,142,985
6.115%, 3/01/36 (c)	3,400	3,479,244
Series 2007
3.793%, 8/01/37 (c)	5,852	6,180,937
4.311%, 3/01/34 (c)	6,543	6,789,587
5.939%, 10/01/37 (b)	5,087	5,376,338
Series 2009
3.384%, 5/01/38 (b)	6,845	7,144,481

		53,645,039

Total Mortgage Pass-Thru’s (cost $799,099,426)		835,886,393

COMMERCIAL MORTGAGE-BACKED SECURITIES - 10.2%
Non-Agency Fixed Rate CMBS - 9.8%
Banc of America Commercial Mortgage, Inc.
Series 2007-5, Class A4
5.492%, 2/10/51	19,945	20,860,866
Bear Stearns Commercial Mortgage Securities
Series 2006-PW11, Class A4
5.456%, 3/11/39	15,615	16,882,772
Series 2006-PW12, Class A4
5.722%, 9/11/38	18,895	20,615,658
Series 2007-PW18, Class A4
5.70%, 6/13/50	19,670	20,494,907
Commercial Mortgage Asset Trust
Series 1999-C1, Class A3
6.64%, 1/17/32	0	10

Commercial Mortgage Pass Through Certificates
Series 2006-C8, Class A4
5.306%, 12/10/46	9,615	10,028,312
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C1, Class A4
4.75%, 1/15/37	4,400	4,609,394
Series 2005-C1, Class A4
5.014%, 2/15/38	13,795	14,657,741
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class A3
5.826%, 6/15/38	26,360	28,496,668
Series 2006-C5, Class A3
5.311%, 12/15/39	13,502	14,062,924
Greenwich Capital Commercial Funding Corp.
Series 2005-GG3, Class A4
4.799%, 8/10/42	6,045	6,381,237
Series 2007-GG11, Class A4
5.736%, 12/10/49	3,484	3,681,367
Series 2007-GG9, Class A4
5.444%, 3/10/39	16,775	17,673,778
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP3, Class A4B
4.996%, 8/15/42	35	35,780
Series 2006-CB14, Class A4
5.481%, 12/12/44	6,750	7,192,420
Series 2006-CB15, Class A4
5.814%, 6/12/43	24,985	26,786,076
Series 2006-CB16, Class A4
5.552%, 5/12/45	21,000	22,436,257
Series 2006-CB17, Class A4
5.429%, 12/12/43	18,215	19,308,962
Series 2007-C1, Class A4
5.716%, 2/15/51	26,625	27,655,041
Series 2007-LD11, Class A4
5.817%, 6/15/49	20,725	21,683,627
LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A4
4.367%, 3/15/36	35	36,393
Series 2006-C6, Class A4
5.372%, 9/15/39	22,610	24,190,204
Series 2006-C7, Class A3
5.347%, 11/15/38	17,955	18,983,093
Series 2007-C1, Class A4
5.424%, 2/15/40	17,435	18,309,184
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-2, Class A4
5.907%, 6/12/46	11,735	12,841,605
Morgan Stanley Capital I
Series 2005-HQ5, Class A4
5.168%, 1/14/42	16,915	18,103,193
Series 2007-T27, Class A4
5.648%, 6/11/42	30,420	33,034,775
Wachovia Bank Commercial Mortgage Trust
Series 2006-C27, Class A3
5.765%, 7/15/45	26,240	28,227,415
Series 2007-C31, Class A4

5.509%, 4/15/47	26,665	27,186,799
Series 2007-C32, Class A3
5.744%, 6/15/49	23,420	24,230,344

		508,686,802

Agency CMBS - 0.3%
FHLMC Multifamily Structured Pass Through Certificates
Series K008, Class A2
3.531%, 6/25/20	18,613	17,981,488

Non-Agency Floating Rate CMBS - 0.1%
GS Mortgage Securities Corp. II
Series 2007-EOP, Class E
0.706%, 3/06/20 (a)(b)	5,835	5,351,209

Total Commercial Mortgage-Backed Securities (cost $496,940,152)		532,019,499

AGENCIES - 8.2%
Agency Debentures - 8.2%
Federal Farm Credit Bank
0.272%, 11/13/12 (b)	47,900	47,869,152
0.282%, 10/12/12 (b)	33,300	33,287,479
0.291%, 9/20/12 (b)	55,300	55,291,650
0.321%, 6/26/13 (b)	64,000	63,977,472
Federal National Mortgage Association
0.281%, 11/23/12 (b)	120,665	120,664,999
6.25%, 5/15/29	9,685	11,882,149
6.625%, 11/15/30	74,395	93,869,305

Total Agencies (cost $425,131,075)		426,842,206

CORPORATES - NON-INVESTMENT GRADES - 3.6%
Industrial - 2.3%
Basic - 0.5%
Georgia-Pacific LLC
5.40%, 11/01/20 (a)	2,019	1,996,143
Ineos Group Holdings PLC
8.50%, 2/15/16 (a)	3,550	3,381,375
Lyondell Chemical Co.
11.00%, 5/01/18	560	634,214
Severstal OAO Via Steel Capital SA
9.75%, 7/29/13 (a)	5,025	5,596,845
United States Steel Corp.
6.05%, 6/01/17	13,580	13,393,275
Westvaco Corp.
8.20%, 1/15/30	1,700	1,792,713

		26,794,565

Capital Goods - 0.3%
Case New Holland, Inc.
7.875%, 12/01/17 (a)	4,075	4,451,938
Mohawk Industries, Inc.
6.875%, 1/15/16	10,190	10,928,775

Textron Financial Corp.
5.40%, 4/28/13	1,730	1,792,797

		17,173,510

Communications - Media - 0.2%
CCO Holdings LLC / CCO Holdings Capital Corp.
7.875%, 4/30/18	1,799	1,861,965
8.125%, 4/30/20	592	623,080
Interpublic Group of Cos., Inc. (The)
6.25%, 11/15/14	4,841	5,222,229
Univision Communications, Inc.
12.00%, 7/01/14 (a)	1,078	1,180,410

		8,887,684

Communications - Telecommunications - 0.2%
Cricket Communications, Inc.
7.75%, 5/15/16	2,085	2,163,188
Qwest Communications International, Inc.
7.50%, 2/15/14	2,175	2,202,187
Windstream Corp.
7.875%, 11/01/17	3,380	3,553,225

		7,918,600

Consumer Cyclical - Automotive - 0.1%
Ford Motor Co.
7.45%, 7/16/31	5,415	5,800,819

Consumer Cyclical - Other - 0.0%
Wyndham Worldwide Corp.
6.00%, 12/01/16	20	20,928

Consumer Cyclical - Retailers - 0.2%
JC Penney Co., Inc.
5.65%, 6/01/20	10,810	10,350,575
Limited Brands, Inc.
6.90%, 7/15/17	1,724	1,831,750

		12,182,325

Consumer Non-Cyclical - 0.5%
Bausch & Lomb, Inc.
9.875%, 11/01/15	4,150	4,440,500
HCA, Inc.
8.50%, 4/15/19	5,820	6,372,900
Mylan, Inc.
7.625%, 7/15/17 (a)	755	803,131
7.875%, 7/15/20 (a)	4,650	5,010,375
Universal Health Services, Inc.
7.125%, 6/30/16	9,235	10,012,292

		26,639,198

Energy - 0.1%
Tesoro Corp.
6.50%, 6/01/17	5,470	5,483,675

Technology - 0.1%
Freescale Semiconductor, Inc.
9.25%, 4/15/18 (a)	5,300	5,830,000

Transportation - Airlines - 0.1%
UAL 2007-1 Pass Through Trust
Series 071A
6.636%, 7/02/22		4,887	4,960,564

			121,691,868

Financial Institutions - 0.8%
Banking - 0.3%
ABN Amro Bank NV
4.31%, 3/10/16		EUR 2,695	2,484,953
Commerzbank Capital Funding Trust I
5.012%, 4/12/16 (d)		550	429,954
LBG Capital No.1 PLC
8.00%, 6/15/20 (a)	U.S.$	15,720	13,676,400

			16,591,307

Brokerage - 0.1%
Lehman Brothers Holdings, Inc.
6.20%, 9/26/14 (d)		5,118	1,183,537
7.875%, 11/01/09 (d)		10,672	2,467,900
Series G
4.80%, 3/13/14 (d)		3,322	768,213

			4,419,650

Finance - 0.0%
International Lease Finance Corp.
5.65%, 6/01/14		1,599	1,587,008

Insurance - 0.4%
ING Capital Funding TR III
Series 9
3.903%, 3/31/11 (b)		6,938	6,400,305
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)		6,060	5,969,100
XL Group PLC
Series E
6.50%, 4/15/17		7,055	6,067,300

			18,436,705

			41,034,670

Utility - 0.5%
Electric - 0.5%
AES Corp. (The)
7.75%, 3/01/14-10/15/15		4,725	5,043,938
CMS Energy Corp.
8.75%, 6/15/19		4,675	5,498,791
Dynegy Holdings, Inc.
8.375%, 5/01/16		5,370	4,014,075
GenOn Energy, Inc.
7.625%, 6/15/14		2,665	2,724,962
NRG Energy, Inc.
7.25%, 2/01/14		5,035	5,135,700
7.375%, 2/01/16		2,985	3,059,625

		25,477,091

Total Corporates - Non-Investment Grades (cost $184,187,600)		188,203,629

BANK LOANS - 1.5%
Industrial - 1.3%
Basic - 0.1%
Ineos US Finance LLC
8.00%, 12/16/14 (b)	1,064	1,098,495
7.50%, 12/16/13 (b)	931	956,258
John Maneely Co.
3.54%, 12/09/13 (b)	2,792	2,735,985

		4,790,738

Capital Goods - 0.1%
Champion OPCO, LLC
7.50%, 12/31/13 (b)	848	837,620
Hawker Beechcraft Acquisition Company LLC
2.29%, 3/26/14 (b)	36	31,441
2.26%-2.30%, 3/26/14 (b)	600	524,533
Manitowoc Co. Inc., (The)
8.00%, 11/06/14 (b)	282	285,007
Sequa Corp.
3.56%, 12/03/14 (b)	1,191	1,147,986
Tegrant Corp. (SCA Packaging)
5.81%, 3/08/15 (b)	600	471,000

		3,297,587

Communications - Media - 0.1%
Cengage Learning Acquisitions, Inc. (Thomson Learning)
2.55%, 7/03/14 (b)	1,336	1,258,888
Charter Communications Operating, LLC
2.27%, 3/06/14 (b)	1,195	1,178,089
Clear Channel Communications, Inc.
3.91%, 1/29/16 (b)	847	734,269
SuperMedia Inc. (fka Idearc Inc.)
11.00%, 12/31/15 (b)	653	445,568
Univision Communications Inc.
4.51%, 3/31/17 (b)	2,467	2,343,695

		5,960,509

Communications - Telecommunications - 0.1%
Intelsat Jackson Holdings S.A. (fka Intelsat Jackson Holdings, Ltd.)
4/03/18 (e)	3,680	3,716,800
Level 3 Financing, Inc.
2.54%, 3/13/14 (b)	588	555,780

		4,272,580

Consumer Cyclical - Automotive - 0.0%
Ford Motor Co.
3.02%-3.04%, 12/15/13 (b)	2,194	2,189,459

Consumer Cyclical - Entertainment - 0.0%
Las Vegas Sands, LLC
3.03%, 11/23/16 (b)	1,619	1,553,977

Consumer Cyclical - Other - 0.1%
Caesars Entertainment Operating Company Inc. (fka Harrah’s Operating Company, Inc.)
3.29%-3.30%, 1/28/15 (b)	1,724	1,555,852
Harbor Freight Tools USA, Inc. / Central Purchasing, LLC
12/22/17 (e)	1,000	997,080
November 2005 Land Investors, LLC (North Las Vegas Consortium)
7.25%, 4/30/10 (b)(d)	1,051	2,681
7.75%, 3/31/11 (b)(d)	2,022	404,461
Veyance Technologies, Inc.
2.77%, 7/31/14 (b)	2,420	2,144,310
VML US Finance LLC (aka Venetian Macau)
4.80%, 5/27/13 (b)	618	617,405

		5,721,789

Consumer Cyclical - Restaurants - 0.0%
Dunkin’ Brands, Inc.
5.75%, 11/23/17 (b)	650	657,404

Consumer Cyclical - Retailers - 0.1%
Burlington Coat Factory Warehouse Corporation
2.52%-2.54%, 5/28/13 (b)	559	549,460
Mattress Holding Corp.
2.56%, 1/18/14 (b)	481	424,144
Michaels Stores, Inc.
4.81%, 7/31/16 (b)	263	262,836
Neiman Marcus Group Inc., The
4.30%, 4/06/16 (b)	1,052	1,040,260
Targus Holdings, Inc.
8.75%, 11/22/12 (b)	2,714	2,508,536

		4,785,236

Consumer Non-Cyclical - 0.1%
Fenwal, Inc.
2.54%, 2/28/14 (b)	2,149	1,891,278
Harlan Laboratories, Inc. (fka Harlan Sprague Dawley, Inc.)
3.77%-3.78%, 7/11/14 (b)	2,206	1,942,390

		3,833,668

Energy - 0.1%
Ashmore Energy International
3.30%, 3/30/14 (b)	1,522	1,499,411

3.31%, 3/30/12 (b)	210	206,902
CITGO Petroleum
9.00%, 6/24/17 (b)	498	518,126
Dalbo, Inc.
7.00%, 8/27/12 (b)	1,824	1,623,109

		3,847,548

Other Industrial - 0.0%
Univar Inc.
6.25%, 11/30/16 (b)	1,682	1,678,887

Services - 0.3%
Aveta, Inc.
8.50%, 4/14/15 (b)	896	885,012
Collins & Aikman Floorcoverings, Inc. (Tandus)
2.80%, 5/08/14 (b)	1,778	1,623,457
Koosharem LLC
10.25%, 6/30/14 (b)	1,956	1,437,894
Sabre Inc.
2.26%-2.29%, 9/30/14 (b)	5,023	4,583,455
Travelport LLC (F/K/A Travelport Inc.)
4.80%, 8/21/15 (b)	468	438,409
4.96%, 8/21/15 (b)	2,334	2,184,936
West Corporation
2.64%-2.83%, 10/24/13 (b)	552	547,143
4.51%-4.71%, 7/15/16 (b)	1,354	1,356,548

		13,056,854

Technology - 0.2%
Avaya, Inc.
3.03%, 10/24/14 (b)	489	462,979
Dresser, Inc.
2.53%, 5/04/14 (b)	1,415	1,410,503
First Data Corporation
3.01%, 9/24/14 (b)	2,554	2,358,919
IPC Systems, Inc.
2.51%-2.55%, 6/02/14 (b)	876	832,193
5.55%, 6/01/15 (b)	2,000	1,720,000
Sitel, LLC (ClientLogic)
5.79%, 1/30/14 (b)	2,893	2,743,798
SunGard Data Systems Inc. (Solar Capital Corp.)
2.01%, 2/28/14 (b)	72	70,063

		9,598,455

Transportation - Airlines - 0.0%
Delta Air Lines, Inc.
3.54%, 4/30/14 (b)	1,475	1,429,696

		66,674,387

Utility - 0.1%
Electric - 0.1%
FirstLight Power Resources, Inc. (fka NE Energy, Inc.)
2.81%, 11/01/13 (b)	509	493,472
4.81%, 5/01/14 (b)	3,800	3,521,346
GBGH, LLC (US Energy)
4.00%, 6/09/13 (b)(f)(g)	1,322	594,714
12.00%, 6/09/14 (b)(f)(g)	463	0
Texas Competitive Electric Holdings Company, LLC (TXU)
3.76%, 10/10/14 (b)	4,368	3,371,278

		7,980,810

Financial Institutions - 0.1%
Finance - 0.1%
CIT Group, Inc.
6.25%, 8/11/15 (b)	1,167	1,189,898
Delos Aircraft Inc.
7.00%, 3/17/16 (b)	567	576,277
International Lease Finance Corp (Delos Aircraft Inc)
6.75%, 3/17/15 (b)	773	783,382
Peach Holdings, Inc. (Orchard Acquisition Company)
9.25%, 11/21/13 (b)	851	708,099

		3,257,656

REITS - 0.0%
Capital Automotive L.P.
2.76%, 12/14/12 (b)	755	750,656

		4,008,312

Total Bank Loans (cost $82,437,773)		78,663,509

GOVERNMENTS - SOVEREIGN BONDS - 1.4%
Brazil - 0.3%
Republic of Brazil
8.25%, 1/20/34	13,760	18,335,200

Croatia - 0.2%
Republic of Croatia
6.75%, 11/05/19 (a)	9,265	9,681,925

Peru - 0.4%
Republic of Peru
8.75%, 11/21/33	14,577	20,006,932

Poland - 0.3%
Poland Government International Bond
3.875%, 7/16/15	11,223	11,405,374
6.375%, 7/15/19	1,820	2,038,400

		13,443,774

Russia - 0.2%
Russian Foreign Bond-Eurobond
7.50%, 3/31/30 (a)	9,872	11,414,327

Total Governments - Sovereign Bonds (cost $64,876,739)		72,882,158

GOVERNMENTS - SOVEREIGN AGENCIES - 1.2%
United Kingdom - 1.2%
Royal Bank of Scotland PLC (The)
1.45%, 10/20/11 (a)	39,977	40,201,471
2.625%, 5/11/12 (a)	23,310	23,861,538

Total Governments - Sovereign Agencies (cost $63,273,137)		64,063,009

ASSET-BACKED SECURITIES - 1.0%
Credit Cards - Floating Rate - 0.4%
Discover Card Master Trust
Series 2009-A1, Class A1
1.56%, 12/15/14 (b)	6,330	6,413,900
Series 2009-A2, Class A
1.56%, 2/17/15 (b)	5,400	5,478,931
Series 2010-A1, Class A1
0.91%, 9/15/15 (b)	5,823	5,848,668
MBNA Credit Card Master Note Trust
Series 2006-A2, Class A2
0.32%, 6/15/15 (b)	5,150	5,121,979

		22,863,478

Home Equity Loans - Floating Rate - 0.3%
Bear Stearns Asset Backed Securities Trust
Series 2007-HE3, Class M
1 0.711%, 4/25/37 (b)(g)	10,375	209,470
HSBC Home Equity Loan Trust
Series 2005-3, Class A
1 0.521%, 1/20/35 (b)	3,357	2,969,021
Morgan Stanley Structured Trust
Series 2007-1, Class A2
0.451%, 6/25/37 (b)	9,105	4,759,096
Option One Mortgage Loan Trust
Series 2006-3, Class M
1 0.491%, 2/25/37 (b)(g)	6,080	90,763
Residential Asset Securities Corp.
Series 2003-KS3, Class A
2 0.861%, 5/25/33 (b)	228	196,682
Soundview Home Equity Loan Trust
Series 2007-OPT3, Class 2A
2 0.391%, 8/25/37 (b)	9,200	7,479,686

		15,704,718

Other ABS - Fixed Rate - 0.2%
CNH Equipment Trust
Series 2010-C, Class A3
1.17%, 5/15/15	11,186	11,152,475

Home Equity Loans - Fixed Rate - 0.1%
Asset Backed Funding Certificates
Series 2003-WF1, Class A2
1.378%, 12/25/32	2,295	2,118,519
Citifinancial Mortgage Securities, Inc.
Series 2003-1, Class AFPT
3.36%, 1/25/33	1,944	1,792,918

		3,911,437

Total Asset-Backed Securities (cost $76,589,985)		53,632,108

INFLATION-LINKED SECURITIES - 1.0%
United States - 1.0%
U.S. Treasury Inflation Index
3.00%, 7/15/12 (TIPS)
(cost $50,734,837)	49,311	52,377,672

QUASI-SOVEREIGNS - 0.9%
Quasi-Sovereign Bonds - 0.9%
Kazakhstan - 0.1%
KazMunaiGaz Finance Sub BV
7.00%, 5/05/20 (a)	7,742	8,051,680

Malaysia - 0.3%
Petronas Capital Ltd.
5.25%, 8/12/19 (a)	12,990	13,962,808

Russia - 0.5%
RSHB Capital SA for OJSC Russian Agricultural Bank
7.75%, 5/29/18 (a)	22,651	24,463,080

Total Quasi-Sovereigns (cost $43,387,634)		46,477,568

CMOs - 0.8%
Non-Agency Fixed Rate - 0.7%
Bear Stearns Alt-A Trust
Series 2006-1, Class 22A1
3.305%, 2/25/36	7,446	5,266,326
Series 2006-3, Class 22A1
5.17%, 5/25/36	4,717	2,245,218
Series 2007-1, Class 21A1
5.331%, 1/25/47	22,618	14,106,071
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
5.113%, 5/25/35	9,276	8,803,523
Indymac Index Mortgage Loan Trust
Series 2006-AR7, Class 4A1
5.558%, 5/25/36	6,293	3,562,093
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A9, Class 2A1A
2.70%, 12/25/35	2,377	2,320,034

		36,303,265

Non-Agency Floating Rate - 0.1%
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1
1.328%, 12/25/35 (b)		4,096	2,638,505
Structured Asset Mortgage Investments, Inc.
Series 2004-AR5, Class 1A1
0.591%, 10/19/34 (b)		4,054	3,631,585

			6,270,090

Agency Fixed Rate - 0.0%
Fannie Mae Grantor Trust
Series 2004-T5, Class AB4
0.541%, 5/28/35		1,605	1,196,912

Total CMOs (cost $62,435,233)			43,770,267

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.3%
United States - 0.3%
California State
7.625%, 3/01/40
(cost $13,159,695)		12,890	13,449,555

	Shares
PREFERRED STOCKS - 0.1%
Financial Institutions - 0.1%
Finance - 0.1%
Citigroup Capital XII
8.50%		210,000	5,548,200

Non Corporate Sectors - 0.0%
Agencies - Government Sponsored - 0.0%
Federal Home Loan Mortgage Corp.
Series Z
8.375%		185,725	116,821
Federal National Mortgage Association
8.25%		280,300	156,968

			273,789

Total Preferred Stocks (cost $16,900,625)			5,821,989

	Principal Amount (000)
EMERGING MARKETS - CORPORATE BONDS - 0.1%
Industrial - 0.1%
Energy - 0.1%
Ecopetrol SA
7.625%, 7/23/19
(cost $3,950,264)	U.S.$	3,963	4,577,265

Company	Shares		U.S. $ Value
COMMON STOCKS - 0.0%
Champion Holdco, LLC(f) (g)(h) (cost $81,903)		158,657	81,904

WARRANTS - 0.0%
Champion Holdco, LLC, expiring 1/27/15 (g)(h)		57,788	0
GBGH, LLC, expiring 6/09/19 (f)(g)(h)		2,384	0

Total Warrants (cost $0)			0

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.4%
Time Deposit - 0.4%
State Street Time Deposit
0.01%, 1/03/11
(cost $19,434,000)	U.S.	$ 19,434	19,434,000

Total Investments - 98.0% (cost $4,971,211,359) (i)			5,109,271,134
Other assets less liabilities - 2.0% (j)			102,750,307

Net Assets - 100.0%			$5,212,021,441

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2010	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Bond 30 Yr Futures	88	March 2011	$11,140,423	$10,747,000	$(393,423)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at December 31, 2010	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Citibank N.A.:
Canadian Dollar settling 1/21/11	67,363	$66,679,348	$67,727,986	$1,048,638
UBS AG:
Canadian Dollar settling 1/21/11	1,141	1,135,515	1,146,734	11,219
Sale Contracts:
Credit Suisse London Branch (GFX):
Canadian Dollar settling 1/21/11	68,504	66,816,262	68,874,720	(2,058,458)
UBS AG:
Euro settling 1/06/11	2,543	3,517,614	3,397,913	119,701

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	$297,270	11/17/13	1.026%	3 Month LIBOR	$1,463,776

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the aggregate market value of these securities amounted to $439,624,197 or 8.4% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at December 31, 2010.
(c)	Variable rate coupon, rate shown as of December 31, 2010.
(d)	Security is in default and is non-income producing.
(e)	This position or a portion of this position represents an unsettled loan purchase. At December 31, 2010, the market value and unrealized gain of these unsettled loan purchases amounted to $4,713,880 and $62,280, respectively. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.
(f)	Fair valued.
(g)	Illiquid security.
(h)	Non-income producing security.
(i)	As of December 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $239,026,170 and gross unrealized depreciation of investments was $(100,966,395), resulting in net unrealized appreciation of $138,059,775.
(j)	An amount of U.S. $242,000 has been segregated to collateralize margin requirements for the open futures contracts at December 31, 2010.

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of December 31, 2010, the fund’s total exposure to subprime investments was 1.19% of net assets. These investments are valued in accordance with the fund’s Valuation Policies.

Currency Abbreviations:

EUR	-	Euro

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CMBS	-	Commercial Mortgage-Backed Securities
CMOs	-	Collateralized Mortgage Obligations
FHLMC	-	Federal Home Loan Mortgage Corporation
LIBOR	-	London Interbank Offered Rates
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

Sanford C. Bernstein Fund, Inc. - Intermediate Duration Portfolio

December 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2010:

Investments in Securities	Level 1	Level 2		Level 3		Total
Assets:
Corporates - Investment Grades	$—	$1,568,773,122		$—		$1,568,773,122
Governments - Treasuries	—	1,102,315,281		—		1,102,315,281
Mortgage Pass-Thru’s	—	835,886,393		—		835,886,393
Commercial Mortgage-Backed Securities	—	390,221,196		141,798,303		532,019,499
Agencies	—	426,842,206		—		426,842,206
Corporates - Non-Investment Grades	—	188,203,629		—		188,203,629
Bank Loans	—	—		78,663,509		78,663,509
Governments - Sovereign Bonds	—	72,882,158		—		72,882,158
Governments - Sovereign Agencies	—	64,063,009		—		64,063,009
Asset-Backed Securities	—	22,863,478		30,768,630		53,632,108
Inflation-Linked Securities	—	52,377,672		—		52,377,672
Quasi-Sovereigns	—	46,477,568		—		46,477,568
CMOs	—	1,196,912		42,573,355		43,770,267
Local Governments - Municipal Bonds	—	13,449,555		—		13,449,555
Preferred Stocks	5,821,989	—		—		5,821,989
Emerging Markets - Corporate Bonds	—	4,577,265		—		4,577,265
Common Stocks	—	—		81,904		81,904
Warrants	—	—		– 0	–	– 0	–
Short-Term Investments	—	19,434,000		—		19,434,000

Total Investments in Securities	5,821,989	4,809,563,444	+	293,885,701		5,109,271,134
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	—	1,179,558		—		1,179,558
Interest Rate Swap Contracts	—	1,463,776		—		1,463,776
Liabilities
Futures Contracts	(393,423)	—		—		(393,423)
Forward Currency Exchange Contracts	—	(2,058,458)		—		(2,058,458)

Total	$5,428,566	$4,810,148,320		$293,885,701		$5,109,462,587

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Portfolio values its securities which may materially affect the value of securities trading in such markets. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tool to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value heirarchy assumes the financial instrument was transferred at the end of the reporting period.

	Corporates - Investment Grades	Commercial Mortgage-Backed Securities	Corporates - Non- Investment Grades
Balance as of 9/30/10	$13,344,256	$133,254,872	$4,960,564
Accrued discounts/(premiums)	—	129,508	1,846
Realized gain (loss)	—	—	—
Change in unrealized appreciation/depreciation	(326,571)	(791,388)	(1,846)
Net purchases (sales)	—	—	—
Net transfers in to Level 3	—	27,186,799	—
Net transfers out of Level 3	(13,017,685)	(17,981,488)	(4,960,564)

Balance as of 12/31/10	$—	$141,798,303	$—

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/10	$—	$387,733	$—

	Bank Loans	Asset-Backed Securities	CMOs
Balance as of 9/30/10	$80,795,570	$30,547,592	$41,994,264
Accrued discounts/(premiums)	235,968	610	499
Realized gain (loss)	437,558	(14,950,953)	12,218
Change in unrealized appreciation/depreciation	1,555,574	15,823,491	3,167,618
Net purchases (sales)	(4,361,161)	(652,110)	(2,601,244)
Net transfers in to Level 3	—	—	—
Net transfers out of Level 3	—	—	—

Balance as of 12/31/10	$78,663,509	$30,768,630	$42,573,355

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/10	$1,623,636	$301,585	$3,167,617

	Common Stocks	Warrants*	Total
Balance as of 9/30/10	$81,904	$—	$304,979,022
Accrued discounts/(premiums)	—	—	368,431
Realized gain (loss)	—	—	(14,501,177)
Change in unrealized appreciation/depreciation	—	—	19,426,878
Net purchases (sales)	—	—	(7,614,515)
Net transfers in to Level 3	—	—	27,186,799
Net transfers out of Level 3	—	—	(35,959,737)

Balance as of 12/31/10	$81,904	$—	$293,885,701

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/10	$—	$—	$5,480,571

*	The Portfolio held securities with zero market value at period end.

Sanford C. Bernstein Fund, Inc.

Short Duration Plus Portfolio

Portfolio of Investments

December 31, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value
GOVERNMENTS - TREASURIES - 56.4%
United States - 56.4%
U.S. Treasury Notes
0.75%, 11/30/11-5/31/12	$89,855	$90,283,609
1.375%, 11/15/12-1/15/13	180,972	183,691,003
1.75%, 11/15/11-8/15/12	122,425	124,395,685
3.75%, 11/15/18	2,920	3,106,241

Total Governments - Treasuries (cost $399,215,244)		401,476,538

MORTGAGE PASS-THRU’S - 12.1%
Agency Fixed Rate 30-Year - 8.4%
Federal National Mortgage Association
6.00%, 6/01/38	351	380,678
Series 2007
6.50%, 10/01/37	15,559	17,268,596
Series 2008
6.00%, 5/01/38	25,642	27,839,224
6.50%, 12/01/28-12/01/37	7,250	8,109,114
Government National Mortgage Association
Series 2002
7.50%, 3/15/32	274	310,428
Series 2008
6.50%, 9/15/38	5,068	5,699,085

		59,607,125

Agency ARMs - 3.5%
Federal Home Loan Mortgage Corp.
Series 2005
2.797%, 5/01/35 (a)	1,656	1,744,942
Series 2007
5.875%, 11/01/36 (b)	1,363	1,430,147
6.085%, 1/01/37 (b)	1,058	1,115,563
Federal National Mortgage Association
5.222%, 1/01/36 (a)	1,688	1,768,312
Series 2003
4.334%, 12/01/33 (a)	352	370,086
Series 2005
2.565%, 2/01/35 (b)	2,406	2,508,859
3.094%, 10/01/35 (a)	2,768	2,916,241
Series 2006
2.723%, 1/01/36 (a)	4,073	4,275,913
5.509%, 5/01/36 (b)	2,073	2,153,290
5.656%, 7/01/36 (a)	1,677	1,758,409
Series 2007
2.899%, 11/01/35 (b)	2,140	2,257,701
5.434%, 2/01/37 (b)	1,822	1,929,238
Series 2009
3.301%, 7/01/38 (a)	1,078	1,132,264

		25,360,965

Agency Fixed Rate 15-Year - 0.2%
Federal National Mortgage Association
Series 2000

7.50%, 3/01/15	91	97,402
Series 2001
6.00%, 11/01/16-12/01/16	614	666,551
Series 2002
6.00%, 2/01/17	386	419,856
8.00%, 8/01/16	222	241,460

		1,425,269

Total Mortgage Pass-Thru’s (cost $83,763,322)		86,393,359

ASSET-BACKED SECURITIES - 10.8%
Autos - Fixed Rate - 6.5%
Bank of America Auto Trust
Series 2009-2A, Class A4
3.03%, 10/15/16 (c)	3,755	3,896,696
Series 2009-3A, Class A4
2.67%, 12/15/16 (c)	5,680	5,867,376
BMW Vehicle Owner Trust
Series 2010-A, Class A3
1.39%, 4/25/14	2,375	2,393,402
CarMax Auto Owner Trust
Series 2010-1, Class A3
1.56%, 7/15/14	2,925	2,954,123
Chrysler Financial Auto Securitization Trust
Series 2009-A, Class A3
2.82%, 1/15/16	2,577	2,613,438
Ford Credit Auto Owner Trust
Series 2009-D, Class A4
2.98%, 8/15/14	3,425	3,542,949
Harley-Davidson Motorcycle Trust
Series 2010-1, Class A2
0.83%, 11/15/13	1,590	1,589,619
Hyundai Auto Receivables Trust
Series 2010-B, Class A3
0.97%, 4/15/15	5,146	5,137,856
Nissan Auto Lease Trust
Series 2009-A, Class A3
2.92%, 12/15/11	1,834	1,843,588
Series 2009-B, Class A4
2.65%, 1/15/15	4,755	4,828,656
Series 2010-B, Class A2
0.90%, 5/15/13	2,390	2,390,100
Nissan Auto Receivables Owner Trust
Series 2010-A, Class A3
0.87%, 7/15/14	1,843	1,836,994
Toyota Auto Receivables Owner Trust
Series 2010-A, Class A3
1.27%, 12/16/13	4,490	4,517,164
Volkswagen Auto Lease Trust
Series 2010-A, Class A2
0.77%, 1/22/13	3,370	3,373,246

		46,785,207

Credit Cards - Floating Rate - 2.2%
Chase Issuance Trust
Series 2007-A1, Class A1

0.28%, 3/15/13 (b)	2,405	2,404,870
Series 2009-A2, Class A2
1.81%, 4/15/14 (b)	6,000	6,102,000
Discover Card Master Trust
Series 2009-A1, Class A1
1.56%, 12/15/14 (b)	1,675	1,697,201
Series 2009-A2, Class A
1.56%, 2/17/15 (b)	635	644,282
Series 2010-A1, Class A1
0.91%, 9/15/15 (b)	3,271	3,285,419
MBNA Credit Card Master Note Trust
Series 2006-A2, Class A2
0.32%, 6/15/15 (b)	1,380	1,372,491

		15,506,263

Autos - Floating Rate - 0.8%
GE Dealer Floorplan Master Note Trust
Series 2006-2, Class A
0.331%, 4/20/13 (b)	3,000	2,993,189
Wheels SPV LLC
Series 2009-1, Class A
1.81%, 3/15/18 (b)(c)	2,814	2,827,110

		5,820,299

Other ABS - Fixed Rate - 0.6%
CNH Equipment Trust
Series 2010-C, Class A3
1.17%, 5/15/15	2,817	2,808,573
John Deere Owner Trust
Series 2009-A, Class A3
2.59%, 10/15/13	1,240	1,251,512

		4,060,085

Home Equity Loans - Fixed Rate - 0.4%
American General Mortgage Loan Trust
Series 2003-1, Class A3
4.03%, 4/25/33	1,149	1,056,024
Citifinancial Mortgage Securities, Inc.
Series 2003-1, Class AFPT
3.36%, 1/25/33	769	709,233
Credit-Based Asset Servicing and Securitization LLC
Series 2005-CB4, Class AF2
4.751%, 8/25/35	423	421,489
Home Equity Mortgage Trust
Series 2006-5, Class A1
5.50%, 1/25/37	1,025	168,955
Nationstar NIM Trust
Series 2007-A, Class A
9.79%, 3/25/37 (d)(e)	13	0
Structured Asset Securities Corp.
Series 2007-RM1, Class AIO
5.00%, 5/25/47 (c)(f)	2,951	466,047

		2,821,748

Home Equity Loans - Floating Rate - 0.3%
BNC Mortgage Loan Trust
Series 2007-2, Class M5
1.161%, 5/25/37 (b)(g)	420	5,715
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB3, Class AF1
2.89%, 12/25/32 (b)	933	741,849
HSBC Home Equity Loan Trust
Series 2006-1, Class M1
0.541%, 1/20/36 (b)	572	455,549
Lehman ABS Mortgage Loan Trust
Series 2007-1, Class 2A2
0.461%, 6/25/37 (b)(c)	1,107	502,302
Lehman XS Trust
Series 2005-5N, Class M2
0.911%, 11/25/35 (b)(g)	22	12
Novastar Home Equity Loan
Series 2007-2, Class M1
0.561%, 9/25/37 (b)(g)	1,650	43,291
Security National Mortgage Loan Trust
Series 2007-1A, Class 1A1
5.91%, 4/25/37 (a)(c)	162	160,137

		1,908,855

Total Asset-Backed Securities (cost $80,480,851)		76,902,457

CORPORATES - INVESTMENT GRADES - 10.4%
Industrial - 8.1%
Capital Goods - 0.6%
General Dynamics Corp.
1.80%, 7/15/11	2,842	2,866,870
John Deere Capital Corp.
5.25%, 10/01/12	1,355	1,457,482

		4,324,352

Communications - Telecommunications - 1.0%
AT&T, Inc.
4.95%, 1/15/13	1,346	1,442,738
New Cingular Wireless Services, Inc.
8.125%, 5/01/12	2,400	2,621,722
Verizon Global Funding Corp.
7.375%, 9/01/12	2,519	2,781,175

		6,845,635

Consumer Cyclical - Automotive - 0.6%
American Honda Finance Corp.
2.375%, 3/18/13 (c)	2,859	2,907,054
Toyota Motor Credit Corp.
1.375%, 8/12/13	1,520	1,526,232

		4,433,286

Consumer Cyclical - Entertainment - 0.3%
Walt Disney Co. (The)
4.50%, 12/15/13	1,750	1,911,226

Consumer Cyclical - Restaurants - 0.3%
McDonald’s Corp.
4.30%, 3/01/13	1,717	1,830,409

Consumer Cyclical - Retailers - 0.4%
Costco Wholesale Corp.
5.30%, 3/15/12	1,275	1,341,351
Wal-Mart Stores, Inc.
4.55%, 5/01/13	1,700	1,836,245

		3,177,596

Consumer Non-Cyclical - 2.3%
Abbott Laboratories
5.15%, 11/30/12	1,265	1,367,713
Avon Products, Inc.
5.625%, 3/01/14	1,040	1,152,391
Baxter International, Inc.
1.80%, 3/15/13	940	954,796
Bottling Group LLC
5.00%, 11/15/13	1,693	1,866,047
Campbell Soup Co.
4.50%, 2/15/19	250	264,250
6.75%, 2/15/11	1,680	1,692,333
GlaxoSmithKline Capital, Inc.
4.85%, 5/15/13	1,310	1,422,394
Merck & Co., Inc.
5.30%, 12/01/13	1,310	1,455,149
PepsiCo, Inc.
4.65%, 2/15/13	1,305	1,405,233
Pfizer, Inc.
4.45%, 3/15/12	2,850	2,973,847
Procter & Gamble Co. (The)
1.375%, 8/01/12	1,500	1,516,660
Procter & Gamble International Funding SCA
1.35%, 8/26/11	250	251,938

		16,322,751

Energy - 0.8%
Apache Corp.
5.25%, 4/15/13	1,400	1,523,320
Chevron Corp.
3.95%, 3/03/14	1,770	1,889,583
ConocoPhillips
4.75%, 2/01/14	1,755	1,906,390

		5,319,293

Technology - 1.6%
Cisco Systems, Inc.
2.90%, 11/17/14	250	259,320
5.25%, 2/22/11	920	925,765
Hewlett-Packard Co.
2.95%, 8/15/12	895	922,777
International Business Machines Corp.
2.10%, 5/06/13	3,066	3,140,430
Microsoft Corp.
0.875%, 9/27/13	3,220	3,201,907
2.95%, 6/01/14	1,655	1,722,817

Oracle Corp.
4.95%, 4/15/13	1,338	1,457,623

		11,630,639

Transportation - Services - 0.2%
United Parcel Service, Inc.
3.875%, 4/01/14	1,425	1,518,218

		57,313,405

Financial Institutions - 2.2%
Banking - 1.1%
Bank of New York Mellon Corp. (The)
4.30%, 5/15/14	860	917,616
National Australia Bank Ltd.
1.70%, 12/10/13 (c)	1,825	1,809,225
Royal Bank of Canada
5.65%, 7/20/11	2,155	2,209,390
State Street Corp.
4.30%, 5/30/14	1,415	1,513,904
UnionBanCal Corp.
5.25%, 12/16/13	1,530	1,649,780

		8,099,915

Finance - 0.5%
General Electric Capital Corp.
1.875%, 9/16/13	3,276	3,277,753

Insurance - 0.5%
Metropolitan Life Global Funding
I 2.875%, 9/17/12 (c)	3,500	3,587,269

Other Finance - 0.1%
ORIX Corp.
5.48%, 11/22/11	920	954,589

		15,919,526

Utility - 0.1%
Electric - 0.1%
Southern Co.
4.15%, 5/15/14	947	996,705

Total Corporates - Investment Grades (cost $72,474,535)		74,229,636

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.2%
Non-Agency Fixed Rate CMBS - 1.3%
FHLMC Multifamily Structured Pass Through Certificates
Series K009, Class A1
2.757%, 5/25/20	1,894	1,874,426
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2004-C1, Class A2
4.302%, 1/15/38	495	503,777
NCUA Guaranteed Notes
Series 2010-C1, Class A1
1.60%, 10/29/20	3,120	3,056,252

RBSCF Trust
Series 2010-MB1, Class A1
2.367%, 4/15/24 (c)	4,104	4,139,638

		9,574,093

Non-Agency Floating Rate CMBS - 1.0%
Commercial Mortgage Pass Through Certificates
Series 2007-FL14, Class C
0.56%, 6/15/22 (b)(c)	1,360	1,187,036
Credit Suisse Mortgage Capital Certificates
Series 2006-TF2A, Class SVD
0.73%, 10/15/21 (b)(c)	2,000	1,825,125
Series 2007-TFLA, Class A2
0.38%, 2/15/22 (b)(c)	3,000	2,571,200
Wachovia Bank Commercial Mortgage Trust
Series 2006-WL7A, Class H
0.661%, 9/15/21 (b)(c)	1,300	672,517
Series 2007-WHL8, Class E
0.66%, 6/15/20 (b)(c)	1,000	658,227

		6,914,105

Agency CMBS - 0.9%
FHLMC Multifamily Structured Pass Through Certificates
Series K008, Class A1
2.746%, 12/25/19	6,639	6,528,802

Total Commercial Mortgage-Backed Securities (cost $24,960,418)		23,017,000

AGENCIES - 3.0%
Agency Debentures - 3.0%
Bank of America Corp. - FDIC Insured
2.10%, 4/30/12	3,992	4,074,890
Citibank NA - FDIC Insured
1.875%, 5/07/12	9,250	9,407,786
Goldman Sachs Group, Inc. (The) - FDIC Insured
3.25%, 6/15/12	4,217	4,377,647
Wells Fargo & Co. - FDIC Insured
3.00%, 12/09/11	3,672	3,760,279

Total Agencies (cost $21,150,686)		21,620,602

CMOs - 2.0%
Non-Agency Floating Rate - 1.2%
Countrywide Alternative Loan Trust
Series 2006-OA14, Class 3A1
1.178%, 11/25/46 (b)	874	452,742
MLCC Mortgage Investors, Inc.
Series 2003-F, Class A1
0.581%, 10/25/28 (b)	1,136	1,046,143

Mortgage Equity Conversion Asset Trust
Series 2007-FF2, Class A
0.73%, 2/25/42 (b)(c)	1,231	1,177,097
NCUA Guaranteed Notes
Series 2010-R3, Class 1A
0.825%, 12/08/20 (b)	5,330	5,323,338
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-5, Class A3
0.491%, 5/25/35 (b)	102	82,565
WaMu Mortgage Pass Through Certificates
Series 2006-AR4, Class 1A1B
1.268%, 5/25/46 (b)	550	332,207

		8,414,092

Non-Agency Fixed Rate - 0.6%
American Home Mortgage Investment Trust
Series 2004-3, Class MF1
5.35%, 10/25/34	1,690	434,753
Ford Credit Auto Lease Trust
Series 2010-B, Class A2
0.75%, 10/15/12 (c)	3,205	3,203,844
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A8, Class A1C1
5.25%, 8/25/36	527	515,704
Structured Asset Securities Corp.
Series 2006-RM1, Class AIO
5.00%, 8/25/46 (c)(f)	2,630	383,730

		4,538,031

Agency Fixed Rate - 0.1%
Fannie Mae REMICs
Series 2006-50, Class PA
5.00%, 4/25/27	442	441,572
Government National Mortgage Association
Series 2006-51, Class IO
0.871%, 8/16/46 (f)	10,432	334,117

		775,689

Agency Floating Rate - 0.1%
Freddie Mac Reference REMICs
Series R008, Class FK
0.66%, 7/15/23 (b)	321	318,176

Total CMOs (cost $16,509,106)		14,045,988

	Shares
SHORT-TERM INVESTMENTS - 0.9%
Certificates of Deposit - 0.9%
Royal Bank of Canada NY (cost $5,814,646)	5,817	5,990,608

Total Investments - 98.8% (cost $704,368,808) (h)	703,676,188
Other assets less liabilities - 1.2% (i)	8,861,812

Net Assets - 100.0%	$712,538,000

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2010	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr Futures	481	March 2011	$105,422,104	$105,293,906	$(128,198)
Sold Contracts
U.S. T-Note 5 Yr Futures	86	March 2011	10,100,802	10,123,812	(23,010)
U.S. T-Note 10 Yr Futures	42	March 2011	5,202,339	5,058,375	143,964

					$(7,244)

(a)	Variable rate coupon, rate shown as of December 31, 2010.
(b)	Floating Rate Security. Stated interest rate was in effect at December 31, 2010.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the aggregate market value of these securities amounted to $37,841,630 or 5.3% of net assets.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of December 31, 2010, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Nationstar NIM Trust
Series 2007-A, Class A
9.79%, 3/25/37	4/04/07	$13,205	$0	0.00%

(e)	Fair valued.
(f)	IO - Interest Only
(g)	Illiquid security.
(h)	As of December 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $8,088,087 and gross unrealized depreciation of investments was $(8,780,707), resulting in net unrealized depreciation of $(692,620).
(i)	An amount of U.S. $254,646 has been segregated to collateralize margin requirements for the open futures contracts at December 31, 2010.

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of December 31, 2010, the fund’s total exposure to subprime investments was 1.17% of net assets. These investments are valued in accordance with the fund’s Valuation Policies.

Glossary:

ABS	-	Asset-Backed Securities

ARMs	-	Adjustable Rate Mortgages
CMBS	-	Commercial Mortgage-Backed Securities
CMOs	-	Collateralized Mortgage Obligations
FDIC	-	Federal Deposit Insurance Corporation
FHLMC	-	Federal Home Loan Mortgage Corporation
REMICs	-	Real Estate Mortgage Investment Conduits

Sanford C. Bernstein Fund, Inc.

Short Duration Plus Portfolio

December 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$—	$401,476,538	$—	$401,476,538
Mortgage Pass-Thru’s	—	86,393,359	—	86,393,359
Asset-Backed Securities	—	68,111,769	8,790,688	76,902,457
Corporates - Investment Grades	—	74,229,636	—	74,229,636
Commercial Mortgage-Backed Securities	—	16,102,895	6,914,105	23,017,000
Agencies	—	21,620,602	—	21,620,602
CMOs	—	1,093,865	12,952,123	14,045,988
Short-Term Investments	—	5,990,608	—	5,990,608

Total Investments in Securities	—	675,019,272	28,656,916	703,676,188
Other Financial Instruments*:
Assets
Futures Contracts	143,964	—	—	143,964
Liabilities
Futures Contracts	(151,208)	—	—	(151,208)

Total	$(7,244)	$675,019,272	$28,656,916	$703,668,944

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the end of the reporting period.

	Asset-Backed Securities	Commercial Mortgage-Backed Securities	CMOs
Balance as of 9/30/10	$6,622,628	$6,389,732	$4,198,983
Accrued discounts/(premiums)	650	(3)	(31)
Realized gain (loss)	(556,138)	—	220
Change in unrealized appreciation/depreciation	865,284	524,376	322,950
Net purchases (sales)	1,858,264	—	8,430,001
Transfers in to Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 12/31/10	$8,790,688	$6,914,105	$12,952,123

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/10	$247,345	$524,376	$322,950

	Total
Balance as of 9/30/10	$17,211,343
Accrued discounts/(premiums)	616
Realized gain (loss)	(555,918)
Change in unrealized appreciation/depreciation	1,712,610
Net purchases (sales)	10,288,265
Transfers in to Level 3	—
Transfers out of Level 3	—

Balance as of 12/31/10	$28,656,916

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/10	$1,094,671

Sanford C. Bernstein Fund, Inc. - U.S. Government Short Duration Portfolio

Portfolio of Investments

December 31, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value
GOVERNMENTS - TREASURIES - 72.3%
United States - 72.3%
U.S. Treasury Notes
0.375%, 10/31/12	$9,470	$9,441,145
0.75%, 5/31/12	5,645	5,671,927
1.375%, 11/15/12-1/15/13	53,617	54,422,266
1.75%, 8/15/12	29,962	30,577,629
2.50%, 4/30/15	1,495	1,545,573
2.875%, 1/31/13	16,050	16,812,375

Total Governments - Treasuries (cost $117,484,761)		118,470,915

MORTGAGE PASS-THRU’S - 15.8%
Agency Fixed Rate 30-Year - 10.8%
Federal Home Loan Mortgage Corp. Gold
Series 2007
6.00%, 8/01/37	28	29,933
Federal National Mortgage Association
6.00%, 9/01/37	1,168	1,270,755
6.50%, 12/01/38	955	1,060,050
Series 2006
6.50%, 11/01/36	944	1,048,035
Series 2008
6.00%, 5/01/38	7,982	8,665,924
6.50%, 12/01/37	727	807,219
Series 2010
6.00%, 4/01/40	4,413	4,791,728

		17,673,644

Agency ARMs - 4.8%
Federal Home Loan Mortgage Corp.
Series 2005
2.797%, 5/01/35 (a)	453	477,396
Federal National Mortgage Association
5.222%, 1/01/36 (a)	476	499,147
Series 2003
4.334%, 12/01/33 (a)	962	1,011,128
Series 2005
2.565%, 2/01/35 (b)	702	732,437
Series 2006
2.723%, 1/01/36 (a)	1,386	1,455,083
5.656%, 7/01/36 (a)	676	709,292
Series 2007
2.899%, 11/01/35 (b)	646	681,976
5.434%, 2/01/37 (b)	685	725,277
Series 2009
3.301%, 7/01/38 (a)	1,455	1,528,557

		7,820,293

Agency Fixed Rate 15-Year - 0.2%
Federal National Mortgage Association
Series 2000
7.50%, 3/01/15	32	34,786
Series 2001
6.00%, 11/01/16	264	286,560

Series 2002
8.00%, 8/01/16	84	91,441

		412,787

Total Mortgage Pass-Thru’s (cost $25,528,426)		25,906,724

CMOs - 3.6%
Non-Agency Floating Rate - 3.4%
NCUA Guaranteed Notes
Series 2010-R1, Class 1A
0.715%, 10/07/20 (b)	4,416	4,412,518
Series 2010-R3, Class 1A
0.825%, 12/08/20 (b)	1,180	1,178,525

		5,591,043

Agency Floating Rate - 0.1%
FHLMC Structured Pass Through Securities
Series T-72, Class A1
0.466%, 3/25/36 (b)	198	195,630

Agency Fixed Rate - 0.1%
Fannie Mae REMICs
Series 2006-50, Class PA
5.00%, 4/25/27	124	123,873

Total CMOs (cost $5,919,635)		5,910,546

AGENCIES - 2.2%
Agency Debentures - 2.2%
Morgan Stanley - FDIC Insured
2.25%, 3/13/12	1,645	1,677,564
Wells Fargo & Co. - FDIC Insured
3.00%, 12/09/11	1,926	1,972,303

Total Agencies (cost $3,580,306)		3,649,867

COMMERCIAL MORTGAGE-BACKED SECURITY - 1.0%
Agency CMBS - 1.0%
FHLMC Multifamily Structured Pass Through Certificates
Series K008, Class A1
2.746%, 12/25/19 (cost $1,597,791)	1,589	1,563,105

Total Investments - 94.9% (cost $154,110,919) (c)		155,501,157
Other assets less liabilities - 5.1%		8,429,974

Net Assets - 100.0%		$163,931,131

(a)	Variable rate coupon, rate shown as of December 31, 2010.
(b)	Floating Rate Security. Stated interest rate was in effect at December 31, 2010.

(c)	As of December 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,465,229 and gross unrealized depreciation of investments was $(74,991), resulting in net unrealized appreciation of $1,390,238.

Glossary:

ARMs	-	Adjustable Rate Mortgages
CMBS	-	Commercial Mortgage-Backed Securities
CMOs	-	Collateralized Mortgage Obligations
FDIC	-	Federal Deposit Insurance Corporation
FHLMC	-	Federal Home Loan Mortgage Corporation
REMICs	-	Real Estate Mortgage Investment Conduits

Sanford C. Bernstein Fund, Inc.

U.S. Government Short Duration Portfolio

December 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$—	$118,470,915	$—	$118,470,915
Mortgage Pass-Thru’s	—	25,906,724	—	25,906,724
CMOs	—	319,503	5,591,043	5,910,546
Agencies	—	3,649,867	—	3,649,867
Commercial Mortgage-Backed Security	—	1,563,105	—	1,563,105

Total Investments in Securities	—	149,910,114	5,591,043	155,501,157
Other Financial Instruments*	—	—	—	—

Total	$—	$149,910,114	$5,591,043	$155,501,157

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value heirarchy assumes the financial instrument was transferred at the end of the reporting period.

	CMOs	Total
Balance as of 9/30/10	$—	$—
Accrued discounts/(premiums)	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	(4,925)	(4,925)
Net purchases (sales)	5,595,968	5,595,968
Net transfers in to Level 3	—	—
Net transfers out of Level 3	—	—

Balance as of 12/31/10	$5,591,043	$5,591,043

Net change in unrealized appreciation/depreciationfrom Investments held as of 12/31/10	$(4,925)	$(4,925)

Sanford C. Bernstein Fund, Inc. - Short Duration California Municipal Portfolio

Portfolio of Investments

December 31, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 91.0%
Long-Term Municipal Bonds - 91.0%
California - 64.9%
California Dept Wtr Res Cen Vy
Series 2008AE
5.00%, 12/01/29	$2,685	$2,749,950
Series 2009AG
5.00%, 12/01/26	2,465	2,587,732
California Dept Wtr Res Pwr
Series 2010
5.00%, 5/01/13	5,235	5,681,598
Series 2010L
5.00%, 5/01/12	2,700	2,848,824
California Econ Recovery (California Econ Rec Spl Tax)
5.25%, 7/01/13	5,000	5,442,250
Series A
5.25%, 7/01/12	2,920	3,103,843
California Ed Fac Auth (Stanford Univ)
5.00%, 11/01/11	1,875	1,943,494
California GO
5.00%, 2/01/11	2,515	2,522,193
5.00%, 2/01/27 (Pre-refunded/ETM)	2,690	2,821,057
California Hlth Fac Fin Auth (Stanford Hosp)
Series A-3
3.45%, 11/15/40	1,500	1,519,620
California Infra & Eco Dev Bk (Workers Comp Spl Assmt)
AMBAC
5.25%, 10/01/13	1,210	1,324,103
California Statewide CDA (California General Fund Obl)
Series 2009
5.00%, 6/15/13	3,355	3,555,931
Golden St Tobacco Sec CA
5.50%, 6/01/33 (Pre-refunded/ETM)	1,855	2,041,223
6.25%, 6/01/33 (Pre-refunded/ETM)	1,230	1,340,909
Industry CA GO
Series 2009 B
4.00%, 7/01/11	1,720	1,749,016
Inland Valley CA Dev Agy (Inland Valley CA Dev Agy Tax Alloc)
Series 2009A
5.25%, 4/01/11	1,405	1,414,090
Long Beach CA USD GO
Series 2008A
5.00%, 8/01/11	1,625	1,665,674
Los Angeles CA Lease Judgement Bds
Series 2010A
5.00%, 6/01/13	1,935	2,093,922
Los Angeles CA USD COP
5.00%, 12/01/13	1,715	1,826,458
Los Angeles CA USD GO
5.00%, 7/01/12	1,935	2,051,777
Los Angeles Cnty CA Met Trnsp Auth (Los Angeles CA MTA Sales Tax)
3.00%, 7/01/11	3,135	3,170,896

5.00%, 7/01/11-7/01/12	4,965	5,153,262
M-S-R Pub Pwr Agy CA
NPFGC
5.00%, 7/01/11	3,410	3,463,367
Northern CA Pwr Agy (Northern CA Power Agy Hydro #1)
5.00%, 7/01/11	1,800	1,833,156
San Diego Cnty CA Wtr Auth
NPFGC Series 1991B
6.30%, 4/21/11 (a)	2,200	2,234,078
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
NPFGC
5.50%, 5/01/11	685	692,186
San Francisco City/Cnty CA GO
Series 2009A
5.00%, 6/15/11	2,540	2,591,943
San Joaquin Cnty CA Trnsp Auth
5.00%, 4/01/11	3,690	3,727,232
Santa Marg/Dana Pt ID #3,3A,4,4A CA
NPFGC Series 1994
7.25%, 8/01/11	1,100	1,131,064
Southern CA Pub Pwr Auth
4.00%, 7/01/12	1,385	1,452,159
Tobacco Sec Auth S California
Series 2002A
5.50%, 6/01/36 (Pre-refunded/ETM)	4,900	5,222,616
Vernon CA Elec Sys
5.00%, 8/01/11	1,600	1,638,096

		82,593,719

Delaware - 0.1%
Bridgeville DE Spl Obl (Heritage Shores Spl Devel Dist DE)
Series B
5.125%, 7/01/35	134	95,663

Florida - 8.0%
Citizens Ppty Ins Corp. FL
Series 2010 A
5.00%, 6/01/13	2,100	2,192,232
Durbin Crossing CDD FL
Series 1
5.25%, 11/01/15	140	92,249
Florida Brd of Ed Lottery
4.00%, 7/01/12	5,535	5,785,680
Florida Hurricane Catastr Fd Fin Corp.
NPFGC
5.00%, 7/01/11	1,400	1,422,666
Hammock Bay CDD FL
Series B
5.375%, 5/01/11	45	44,903
Lake Ashton II CDD FL
Series B
5.00%, 11/01/11 (b)(c)	190	62,700
Live Oak CDD FL
Series 2010
7.36%, 11/01/20	100	99,434
Paseo CDD FL

5.00%, 2/01/11 (b)(c)	280	67,200
Series B
4.875%, 5/01/10 (c)	75	15,000
Seminole Tribe of FL (Seminole Tribe of FL Gaming)
5.125%, 10/01/17 (d)	340	328,419
Stoneybrook CDD FL
Series B
5.45%, 11/01/15 (b)(c)	190	76,000

		10,186,483

Georgia - 0.8%
Burke Cnty GA Dev Auth (Oglethorpe Power Corp.)
Series F
6.50%, 1/01/39	1,000	1,013,020

Illinois - 0.1%
Cortland IL SSA #10
5.125%, 3/01/14	120	111,443

Louisiana - 0.2%
Coves of The Highland CDD LA
5.60%, 11/01/21 (b)(c)	200	8,000
Isabella Lakes CDD LA
6.00%, 8/01/22	200	128,652
Orange Grove CDD LA
5.30%, 11/01/21	135	95,499

		232,151

New Jersey - 3.1%
Tobacco Settlement Auth NJ
5.75%, 6/01/32 (Pre-refunded/ETM)	3,725	3,935,425

New York - 2.1%
New York St Thruway Auth (New York St Pers Income Tax)
Series 2010A
5.00%, 3/15/28	2,600	2,676,336

Pennsylvania - 0.6%
Beaver Cnty PA IDA (Cleveland Electric Illum)
7.125%, 6/01/28	800	813,520

Puerto Rico - 7.8%
Puerto Rico GO
FGIC
5.50%, 7/01/11	810	827,407
Puerto Rico Hwy & Trnsp Auth
Series 2002D
5.25%, 7/01/38 (Pre-refunded/ETM)	1,950	2,077,276
Series D
5.75%, 7/01/41 (Pre-refunded/ETM)	4,355	4,671,391
Puerto Rico Sales Tax Fin Corp.
Series 2009A
5.00%, 8/01/39 (Pre-refunded/ETM)	2,345	2,407,283

		9,983,357

Virginia - 0.1%
Broad Street CDA VA
7.125%, 6/01/15 (Pre-refunded/ETM)	100	112,491

Wisconsin - 3.2%
Badger Tob Asset Sec Corp. WI
6.375%, 6/01/32 (Pre-refunded/ETM)	3,800	4,093,816

Total Long-Term Municipal Bonds (cost $116,964,700)		115,847,424

AGENCIES - 7.2%
Other - 7.2%
Federal Home Loan Banks
2.25%, 4/13/12 (cost $9,205,942)	9,000	9,203,589

Total Investments - 98.2% (cost $126,170,642) (e)		125,051,013
Other assets less liabilities - 1.8%		2,314,033

Net Assets - 100.0%		$127,365,046

(a)	Floating Rate Security. Stated interest rate was in effect at December 31, 2010.
(b)	Illiquid security.
(c)	Security is in default and is non-income producing.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the market value of this security amounted to $328,419 or 0.3% of net assets.
(e)	As of December 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $650,455 and gross unrealized depreciation of investments was $(1,770,084), resulting in net unrealized depreciation of $(1,119,629).

As of December 31, 2010, the Fund held 8.7% of net assets in insured bonds (of this amount 0.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CDD	-	Community Development District
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
ID	-	Improvement District
IDA	-	Industrial Development Authority/Agency
NPFGC	-	National Public Finance Guarantee Corporation
SSA	-	Special Services Area
USD	-	Unified School District

Sanford C. Bernstein Fund, Inc. - Short Duration California Municipal Portfolio

December 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$115,832,424	$15,000	$115,847,424
Agencies	—	9,203,589	—	9,203,589

Total Investments in Securities	—	125,036,013	15,000	125,051,013
Other Financial Instruments*	—	—	—	—

Total	$—	$125,036,013	$15,000	$125,051,013

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the end of the reporting period.

	Long-Term Municipal Bonds	Total
Balance as of 9/30/10	$15,000	$15,000
Accrued discounts/(premiums)	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	—	—
Net purchases (sales)	—	—
Net transfers in to Level 3	—	—
Net transfers out of Level 3	—	—

Balance as of 12/31/10	$15,000	$15,000

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/10	$—	$—

Sanford C. Bernstein Fund, Inc.

Short Duration New York Municipal Portfolio

Portfolio of Investments

December 31, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 99.6%
Long-Term Municipal Bonds - 99.6%
New York - 80.4%
Albany Cnty NY Arpt Auth
AGM Series 2010A
4.00%, 12/15/12	$2,970	$3,107,659
Erie Cnty NY IDA (Buffalo NY SD)
Series A
5.00%, 5/01/12	3,300	3,471,567
AGM Series A
5.00%, 5/01/11	3,585	3,634,975
Long Island Pwr Auth NY
Series 2010A
5.00%, 5/01/14	6,790	7,425,340
NPFGC
5.00%, 5/01/11	1,770	1,793,966
NPFGC Series 2006 D
1.818%, 9/01/15 (a)	1,050	1,026,165
Metropolitan Trnsp Auth NY
Series A
5.25%, 7/01/28 (Pre-refunded/ETM)	2,975	3,046,430
FGIC Series A
5.25%, 11/15/22 (Pre-refunded/ETM)	1,830	1,907,354
Metropolitan Trnsp Auth NY (Metro Trnsp Auth NY Ded Tax)
5.00%, 11/15/11	1,060	1,101,404
Nassau Cnty NY GO
4.00%, 5/01/11	2,625	2,651,959
Series 2009 F
5.00%, 10/01/11	1,000	1,030,490
New York NY GO
5.00%, 8/01/13	2,500	2,731,900
Series 2008J
5.00%, 8/01/11	2,650	2,719,138
Series C
5.00%, 8/01/11	9,190	9,429,767
New York NY Hlth & Hosp Corp.
Series 2008A
5.00%, 2/15/11	4,360	4,380,056
New York NY Mun Wtr Fin Auth
Series 2010BB
5.00%, 6/15/30	4,950	5,024,349
New York NY Trnsl Fin Auth
5.00%, 11/01/11	1,050	1,088,273
Series 2010D
5.00%, 11/01/24	3,305	3,530,698
Series B
5.25%, 2/01/29 (b)	10,865	10,898,356
New York NY Trnsp Auth MTA/TBTA COP
AMBAC Series A
5.625%, 1/01/13	1,260	1,263,793
New York St Dormitory Auth (Ithaca College)
5.00%, 7/01/12	1,055	1,110,282
New York St Dormitory Auth (MT Sinai School of Medicine)
5.00%, 7/01/12	1,740	1,829,332

New York St Dormitory Auth (New York NY Lease Mun Hlth Fac Proj)
Series 2010
5.00%, 1/15/13	5,955	6,349,936
New York St Dormitory Auth (New York St Pers Income Tax)
5.00%, 3/15/11	2,130	2,149,426
Series 2009 D
5.00%, 6/15/12	8,180	8,691,904
Series A
5.00%, 3/15/11	1,535	1,548,938
NPFGC
5.50%, 3/15/11	3,595	3,631,166
NPFGC-RE
5.50%, 3/15/11	1,890	1,909,013
New York St Energy Res & Dev Auth (New York St Elec and Gas Corp.)
NPFGC Series 2010 C
0.717%, 4/01/34 (a)(c)(d)	2,325	1,740,153
New York St Envrn Fac Corp. (New York NY Mun Wtr Fin Auth)
5.75%, 6/15/11	90	92,160
NPFGC
6.00%, 6/15/11	4,730	4,844,466
New York St Loc Gov Asst Corp.
4.00%, 4/01/12	4,040	4,210,811
5.00%, 4/01/13	7,940	8,644,064
New York St Mun Bond Bank (Rochester & Montgomery Cnty NY)
4.00%, 2/15/11	7,690	7,719,068
New York St Thruway Auth (New York St Pers Income Tax)
Series 2010A
5.00%, 3/15/28-3/15/29	4,950	5,074,122
New York St Thruway Auth (New York St Thruway Auth Ded Tax)
NPFGC
5.00%, 4/01/11	1,100	1,108,921
5.50%, 4/01/12	4,785	5,073,296
New York St Thruway Auth (New York St Thruway Gen Toll Road)
4.00%, 7/15/11	6,555	6,677,513
NPFGC Series H
5.00%, 1/01/11	3,900	3,900,000
New York St UDC
Series A
5.50%, 1/01/17 (Pre-refunded/ETM)	4,000	4,000,000
AGM Series D
5.75%, 1/01/15 (Pre-refunded/ETM)	1,390	1,390,000
Onondaga Cnty NY GO
4.00%, 3/01/11	2,645	2,660,209
Port Authority of NY & NJ
5.00%, 7/15/31	4,230	4,249,035
Suffolk Cnty NY GO
Series Series C
3.50%, 10/15/11	6,850	7,015,770
Tobacco Settlement Fin Corp. NY (New York St Lease Tobacco Asset Sec)
Series 2008
5.00%, 6/01/11	2,300	2,339,859

Series A-1
5.50%, 6/01/15	685	687,192
Series B-1C
5.50%, 6/01/14	2,520	2,528,240
Triborough Brdg & Tunl Auth NY
Series 01A
5.00%, 1/01/32 (Pre-refunded/ETM)	7,020	7,335,549
Westchester Cnty Hlth Care Corp. NY
Series 2010B
5.00%, 11/01/12	1,715	1,779,947

		181,554,011

California - 4.3%
California Statewide CDA (California General Fund Obl)
Series 2009
5.00%, 6/15/13	3,600	3,815,604
Pasadena CA COP
AMBAC Series 1993
5.35%, 2/01/14	5,540	5,846,861

		9,662,465

Delaware - 0.1%
Bridgeville DE Spl Obl (Heritage Shores Spl Devel Dist DE)
Series B
5.125%, 7/01/35	235	167,767

Florida - 3.4%
Citizens Ppty Ins Corp. FL
Series 2010 A
5.00%, 6/01/13	3,000	3,131,760
Dupree Lakes CDD FL
6.83%, 11/01/15	60	56,486
Durbin Crossing CDD FL
Series 1
5.25%, 11/01/15	190	125,195
Florida Hurricane Catastr Fd Fin Corp.
NPFGC
5.00%, 7/01/11	2,860	2,906,303
Florida Rural Util Fin Comm
Series B
4.00%, 11/01/11	890	890,392
Hammock Bay CDD FL
Series B
5.375%, 5/01/11	50	49,892
New River CDD FL
1.00%, 5/01/18-5/01/38 (d)	165	64,172
Series 2010A1
1.00%, 5/01/38 (d)	35	20,886
Series 2010B1
1.00%, 5/01/15 (d)	35	28,164
Series B
5.00%, 5/01/13 (d)(e)	65	1
Overoaks CDD FL
Series 2010A-1
6.125%, 5/01/35 (d)	20	18,994
Series 2010A-2

6.125%, 5/01/35 (d)(f)	50	33,997
Series 2010B
5.125%, 5/01/17 (d)(f)	115	91,887
Series 4B
5.125%, 5/01/09	45	0
Parkway Center CDD FL
Series B
5.625%, 5/01/14	225	182,644
Paseo CDD FL
Series B
4.875%, 5/01/10 (e)	480	96,000

		7,696,773

Georgia - 1.9%
Burke Cnty GA Dev Auth (Oglethorpe Power Corp.)
Series F
6.50%, 1/01/39	4,365	4,421,832

Illinois - 0.1%
Cortland IL SSA #10
5.125%, 3/01/14	165	153,234
Pingree Grove SSA #1 IL (Pingree Grove SSA #1 Cambridge)
Series 5-1
5.25%, 3/01/15	100	93,466

		246,700

Louisiana - 0.2%
Coves of The Highland CDD LA
5.60%, 11/01/21 (d)(e)	270	10,800
Isabella Lakes CDD LA
6.00%, 8/01/22	255	164,031
Juban Parc LA CDD (Juban Parc CDD LA)
5.15%, 10/01/14	115	108,418
Whispering Springs CDD LA
5.20%, 10/01/21	120	80,042

		363,291

Nevada - 0.0%
Henderson NV LID # T-16 (Henderson NV LID # T-16 Falls)
4.75%, 3/01/13 (d)	40	23,410

New Jersey - 0.5%
Tobacco Settlement Fin Corp. NJ
5.75%, 6/01/32 (Pre-refunded/ETM)	1,145	1,209,681

North Carolina - 1.5%
North Carolina Eastern Mun Pwr Agy
Series A
5.50%, 1/01/11	3,400	3,400,000

Pennsylvania - 0.4%
Beaver Cnty PA IDA (Cleveland Electric Illum)
7.125%, 6/01/28	1,000	1,016,900

Puerto Rico - 4.4%
Puerto Rico GO
FGIC
5.50%, 7/01/11-7/01/12	5,425	5,615,661
Puerto Rico Pub Fin Corp.
Series 2002 E
5.50%, 8/01/29 (Pre-refunded/ETM)	1,265	1,329,882
Puerto Rico Sales Tax Fin Corp.
Series 2009A
5.00%, 8/01/39 (Pre-refunded/ETM)	2,905	2,982,157

		9,927,700

Utah - 2.3%
Intermountain Pwr Agy UT
Series 2009A
5.00%, 7/01/11	5,000	5,107,000

Virginia – 0.1%
Broad Street CDA VA
7.125%, 6/01/15 (Pre-refunded/ETM)	129	145,113

Total Long-Term Municipal Bonds (cost $227,180,657)		224,942,643

Total Investments - 99.6% (cost $227,180,657) (g)		224,942,643
Other assets less liabilities - 0.4%		838,766

Net Assets - 100.0%		$225,781,409

(a)	Variable rate coupon, rate shown as of December 31, 2010.
(b)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2010.
(c)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of December 31, 2010 and the aggregate market value of this security amounted to $1,740,153 or 0.77% of net assets.
(d)	Illiquid security.
(e)	Security is in default and is non-income producing.
(f)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(g)	As of December 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,247,367 and gross unrealized depreciation of investments was $(3,485,381), resulting in net unrealized depreciation of $(2,238,014).

As of December 31, 2010, the Portfolio held 22.5% of net assets in insured bonds(of this amount 6.5% represents the Portfolio’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CDD	-	Community Development District
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity

FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
LID	-	Local Improvement District
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
SD	-	School District
SSA	-	Special Services Area
UDC	-	Urban Development Corporation

Sanford C. Bernstein Fund, Inc.

Short Duration New York Municipal Portfolio

December 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$224,846,643	$96,000	$224,942,643

Total Investments in Securities	—	224,846,643	96,000	224,942,643
Other Financial Instruments*	—	—	—	—

Total	$—	$224,846,643	$96,000	$224,942,643

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the end of the reporting period.

	Long-Term Municipal Bonds	Total
Balance as of 9/30/10	$96,000	$96,000
Accrued discounts/(premiums)	—	—
Realized gain (loss)	10,490	10,490
Change in unrealized appreciation/depreciation	—	—
Net purchases (sales)	(10,490)	(10,490)
Net transfers in to Level 3	—	—
Net transfers out of Level 3	—	—

Balance as of 12/31/10	$96,000	$96,000

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/10	$—	$—

Sanford C. Bernstein Fund, Inc.

Short Duration Diversified Municipal Portfolio

Portfolio of Investments

December 31, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.1%
Long-Term Municipal Bonds - 98.0%
Alabama - 0.2%
Alabama Pub Sch & Clg Auth
Series 2009 A
5.00%, 5/01/12	$1,150	$1,207,443

Arizona - 3.5%
Arizona Hlth Fac Auth (Phoenix Children’s Hospital)
1.34%, 2/01/42 (a)	955	886,622
Maricopa Cnty AZ SD #3 GO
Series 2010B
3.00%, 7/01/12	1,055	1,084,994
Pima Cnty AZ GO
Series 2009
4.00%, 7/01/11	6,520	6,623,212
Salt River Proj Agric Impt & Pwr Dist AZ
Series 2002C
5.00%, 1/01/12	11,515	12,024,308

		20,619,136

California - 7.2%
California Dept Wtr Res Cen Vy
Series 2009AG
5.00%, 12/01/26	2,855	2,997,150
California Dept Wtr Res Pwr
Series 2010
5.00%, 5/01/13	8,730	9,474,756
California Econ Recovery
Series B
5.00%, 7/01/23 (Pre-refunded/ETM)	1,000	1,023,040
California Statewide CDA (California General Fund Obl)
Series 2009
5.00%, 6/15/13	7,485	7,933,277
East Bay Mud CA Wstwtr Sys
Series 2010A
5.00%, 6/01/28	4,575	4,688,643
Pasadena CA COP
AMBAC Series 1993
5.35%, 2/01/14	7,615	8,036,795
San Diego Cnty CA Wtr Auth
NPFGC Series 1991B
6.30%, 4/21/11 (a)	7,750	7,870,048

		42,023,709

Colorado - 0.0%
Todd Creek Farms Met Dist #1 Co.
4.75%, 12/01/09 (b)	100	45,540

Connecticut - 3.4%
Connecticut GO
Series 2009 A
5.00%, 1/01/12	19,175	20,032,889

Delaware - 1.6%
Bridgeville DE Spl Obl (Heritage Shores Spl Devel Dist DE)

Series B
5.125%, 7/01/35	468	334,105
Delaware Trnsp Auth
NPFGC Series 2003
5.00%, 7/01/12	8,700	9,259,845

		9,593,950

District of Columbia - 1.9%
District of Columbia GO
AGM Series 2007 C
5.00%, 6/01/11 (Pre-refunded/ETM)	1,000	1,018,820
XLCA Series 2002 C
5.25%, 6/01/11	4,670	4,760,878
Metro Washington Arpt Auth VA
Series 2010B
5.00%, 10/01/11-10/01/12	3,875	4,057,690
NPFGC Series 2004D
5.25%, 10/01/12	1,000	1,065,000

		10,902,388

Florida - 9.7%
Citizens Ppty Ins Corp. FL
Series 2010 A
5.00%, 6/01/13	11,790	12,307,817
Dupree Lakes CDD FL
6.83%, 11/01/15	75	70,608
Florida Brd of Ed GO (Florida GO)
Series 2005 C
5.00%, 6/01/12	5,000	5,303,050
Series B
5.00%, 1/01/12	4,000	4,177,320
Florida Brd of Ed Lottery
Series 2010 C
5.00%, 7/01/12	6,315	6,694,153
Florida Hurricane Catastr Fd Fin Corp.
NPFGC
5.00%, 7/01/11	5,845	5,939,630
Hammock Bay CDD FL
Series B
5.375%, 5/01/11	50	49,892
Heritage Plantation CDD FL
Series B
5.10%, 11/01/13 (b)(c)	150	60,000
Lee Cnty FL Port Auth Arpt (Southwest Florida Intl Airport)
AGM Series A
5.00%, 10/01/12	1,500	1,569,900
Lee Cnty FL Sch Brd COP
Series 2009 A
5.00%, 8/01/11	3,850	3,935,624
Live Oak CDD FL
Series 2010
7.36%, 11/01/20	250	248,585
Miami-Dade Cnty FL Hlth Fac Auth
AMBAC Series 2001 A
5.625%, 8/15/18 (Pre-refunded/ETM)	5,435	5,664,085
Overoaks CDD FL
Series 2010A-1

6.125%, 5/01/35 (c)	30	28,491
Series 2010A-2
6.125%, 5/01/35 (c)(d)	60	40,796
Series 2010B
5.125%, 5/01/17 (c)(d)	135	107,868
Series 4B
5.125%, 5/01/09	55	0
Parker Rd CDD FL
Series B
5.35%, 5/01/15	520	286,000
Parkway Center CDD FL
Series B
5.625%, 5/01/14	175	142,056
Paseo CDD FL
Series B
4.875%, 5/01/10 (b)	945	189,000
Seminole Tribe of FL (Seminole Tribe of FL Gaming)
5.125%, 10/01/17 (e)	1,540	1,487,548
Tampa Bay FL Wtr Util Sys FGIC
6.00%, 10/01/24 (Pre-refunded/ETM)	8,120	8,458,198

		56,760,621

Georgia - 1.2%
Atlanta GA GO
AGC Series 2009A
4.00%, 7/01/11	1,595	1,615,687
Burke Cnty GA Dev Auth (Oglethorpe Power Corp.)
Series F
6.50%, 1/01/39	3,300	3,342,966
Whitfield Cnty GA SD GO
Series 2009
5.00%, 4/01/11	1,905	1,926,260

		6,884,913

Illinois - 3.6%
Cortland IL SSA #10
5.125%, 3/01/14	196	182,023
Illinois Ed Fac Auth (Univ of Chicago)
1.125%, 7/01/36	5,965	5,935,950
Illinois GO
Series 2007 B
5.00%, 1/01/12	3,290	3,393,372
Series 2009 A
4.00%, 9/01/11	2,405	2,442,614
Series 2010
5.00%, 1/01/12	4,500	4,641,390
Illinois Sales Tax
Series Q
6.00%, 6/15/12	4,160	4,297,197
Pingree Grove SSA #1 IL (Pingree Grove SSA #1 Cambridge)
Series 5-1

5.25%, 3/01/15	142	132,722

		21,025,268

Iowa - 3.8%
Tobacco Settlement Auth IA
5.60%, 6/01/35 (Pre-refunded/ETM)	21,685	22,344,224

Kansas - 0.6%
Wyandotte Cnty/Kansas City KS Uni Govt (Wyandotte Cnty/Kansas City KS Sales Tax)
Series 2010B
Zero Coupon, 6/01/21	6,225	3,307,716

Kentucky - 0.5%
Kentucky Prop & Bldg Comm (Kentucky Lease Prop & Bldg)
4.00%, 2/01/11	3,125	3,133,188

Louisiana - 0.5%
Isabella Lakes CDD LA
6.00%, 8/01/22	515	331,279
Louisiana Offshore Term Auth (Loop, Inc.)
1.60%, 10/01/37	2,215	2,192,429
Whispering Springs CDD LA
5.20%, 10/01/21	670	446,903

		2,970,611

Maryland - 0.3%
Prince Georges Cnty MD GO
Series 2004D
5.00%, 12/01/12	1,715	1,856,042

Massachusetts - 3.2%
Massachusetts GO
Series 2002D
5.375%, 8/01/19 (Pre-refunded/ETM)	9,520	10,202,203
Series 2004C
5.25%, 1/01/17 (Pre-refunded/ETM)	6,400	6,400,000
Series A
5.50%, 1/01/11	2,315	2,315,000

		18,917,203

Michigan - 3.7%
Detroit MI Swr Disp
AGM
0.794%, 7/01/32 (a)	1,540	1,081,295
Michigan Bldg Auth (Michigan Lease Fac Prog)
AMBAC Series 2005 I
5.00%, 10/15/29	4,785	4,912,042
Michigan GO
5.25%, 12/01/11	9,740	10,137,489
Michigan Trunk Line Spl Tax
AGM Series 05B
5.00%, 9/01/11	5,190	5,337,033

		21,467,859

Minnesota - 3.2%
Minneapolis-St Paul MN Metro Arpt Commn (Minneapolis-St Paul MN Intl Arpt)
Series B
4.00%, 1/01/11	1,175	1,175,000
Minnesota GO
Series 2010D
3.00%, 8/01/12	2,775	2,876,842
5.00%, 8/01/24	8,120	8,922,906
Minnesota Pub Fac Auth (Minnesota SRF)
Series 2010C
4.00%, 3/01/12	5,520	5,725,344

		18,700,092

Mississippi - 0.4%
Mississippi Business Fin Corp. (Mississippi Power Co.)
2.25%, 12/01/40	2,520	2,514,532

Missouri - 0.7%
St. Louis MO Arpt
NPFGC Series 2001A
5.125%, 7/01/22 (Pre-refunded/ETM)	4,045	4,138,237

Nevada - 0.2%
Henderson NV LID # T-16 (Henderson NV LID # T-16 Falls)
4.75%, 3/01/13 (c)	85	49,747
Nevada GO
Series 2009 B
5.00%, 5/01/11	1,000	1,015,020

		1,064,767

New Jersey - 2.1%
New Jersey COP (New Jersey COP Equip Purchase)
Series 2004 A
5.00%, 6/15/11	4,600	4,685,514
Series 2008
5.00%, 6/15/11	2,200	2,244,396
Tobacco Settlement Mgmt Auth SC
5.00%, 6/01/13 (Pre-refunded/ETM)	4,980	5,280,394

		12,210,304

New Mexico - 4.2%
New Mexico Severance Tax
Series 2010D
4.00%, 7/01/13	22,850	24,577,688

New York - 9.3%
Metropolitan Trnsp Auth NY (New York St Lease MTA Svc Cont)
NPFGC-RE Series B
5.50%, 7/01/12	7,000	7,467,600
New York NY GO
Series 2008J
5.00%, 8/01/11	1,670	1,713,570
Series 2011B
3.00%, 8/01/12	1,755	1,815,477

Series C
5.00%, 8/01/11	3,495	3,586,185
New York NY Mun Wtr Fin Auth
Series 2010BB
5.00%, 6/15/30	1,355	1,375,352
New York NY Trnsl Fin Auth
Series B
5.25%, 2/01/29 (f)	7,930	7,954,345
New York St Dormitory Auth (New York St Pers Income Tax)
Series 2009 D
5.00%, 6/15/12	6,905	7,337,115
New York St Loc Gov Asst Corp.
5.00%, 4/01/13	4,310	4,684,668
New York St Thruway Auth (New York St Pers Income Tax)
Series 2010A
5.00%, 3/15/28	9,555	9,835,535
Tobacco Settlement Fin Corp. NY (New York St Lease Tobacco Asset Sec)
Series 2008
5.00%, 6/01/11	8,250	8,392,973

		54,162,820

North Carolina - 2.0%
Mecklenburg Cnty NC Pub Fac Corp. COP (Mecklenburg Cnty NC Lease)
Series 2009
5.00%, 3/01/12	4,365	4,573,341
North Carolina Eastern Mun Pwr Agy
Series A
5.50%, 1/01/11	1,550	1,550,000
North Carolina GO
Series 2005B
5.00%, 4/01/13	1,555	1,699,973
Raleigh-Durham Arpt Auth NC (Raleigh Durham Intl Arpt)
5.00%, 5/01/13	1,745	1,854,569
Series 2005B
5.00%, 5/01/13	2,000	2,125,580

		11,803,463

Ohio - 2.1%
Cleveland OH Arpt Sys
Series 2009C
5.00%, 1/01/12	1,815	1,885,531
Cleveland OH COP
Series 2010A
5.00%, 11/15/12	1,285	1,364,529
Ohio HFA SFMR
3.30%, 9/01/30	355	355,706
Ohio Turnpike Comm (Ohio Turnpike)
AGM Series 2001B
5.50%, 2/15/12	2,400	2,530,032
Toledo OH City Svcs Spl Assmt Notes
Series 2010

4.125%, 6/01/12	5,900	6,051,276

		12,187,074

Oregon - 0.4%
Oregon Dept of Admin Svcs (Oregon Lottery)
Series 2009C
5.00%, 4/01/11	1,470	1,486,126
Oregon Hsg & Cmnty Svc SFMR (Oregon Hsg & Cmnty Svc)
3.20%, 7/01/33	520	520,816

		2,006,942

Pennsylvania - 9.2%
Pennsylvania Econ Dev Fin Auth (First Energy Corp.)
Series 2010A
3.00%, 11/01/41	4,590	4,569,666
Pennsylvania GO
Series 2002
5.50%, 2/01/12	1,165	1,227,467
Series 2010A
5.00%, 5/01/13	2,660	2,904,880
Pennsylvania Hgr Ed Fac Auth (Bryn Mawr College)
5.25%, 12/01/12	8,530	9,204,041
Pennsylvania Intergov Coop Auth
Series 2010
5.00%, 6/15/12	1,000	1,060,190
Pennsylvania Turnpike Comm
4.00%, 6/01/13	8,435	8,825,119
Philadelphia PA Arpt (Philadelphia Intl Airport)
4.00%, 6/15/12-6/15/13	5,000	5,173,490
5.00%, 6/15/13	2,505	2,663,617
Philadelphia PA IDA (Leadership Learning Partners)
Series 05A
4.60%, 7/01/15	280	258,034
Philadelphia PA SD GO
Series 2010 C
5.00%, 9/01/12	5,480	5,806,279
Pittsburgh & Allegheny PA Sprts-Exhb Auth (Pittsburgh-Allegheny Cnty PA Sales Tax)
AGM
4.00%, 2/01/12-2/01/13	4,830	5,015,080
Pittsburgh PA GO
NPFGC Series A
5.00%, 9/01/11	6,685	6,856,069

		53,563,932

Puerto Rico - 2.6%
Puerto Rico GO
Series A
5.00%, 7/01/30	3,385	3,478,358
Puerto Rico Pub Fin Corp. (Puerto Rico Appropriation)
FGIC Series A
5.25%, 8/01/31	1,500	1,526,715

Puerto Rico Sales Tax Fin Corp.
Series 2009A
5.00%, 8/01/39 (Pre-refunded/ETM)	10,145	10,414,451

		15,419,524

Tennessee - 0.2%
Memphis Shelby Cnty Arpt Auth TN (Memphis Intl Airport)
Series 2010 B
4.00%, 7/01/12	1,000	1,026,520

Texas - 10.5%
Dallas TX GO
Series 2005
5.00%, 2/15/13	4,290	4,646,585
Garland TX ISD GO
Series 2005
5.00%, 2/15/13	1,660	1,801,266
Mansfield TX ISD GO
5.00%, 2/15/25-2/15/27	8,320	8,845,172
North Texas Tollway Auth TX (North Texas Tollway)
Series 2008H-1
5.00%, 1/01/43	4,735	4,735,000
Texas A & M Univ
Series 2009 D
5.00%, 5/15/12	1,900	2,011,530
Texas PFA (Unemployment Comp)
Series 2010A
5.00%, 7/01/13	22,200	24,296,790
Texas Trnsp Comm (Central Texas Turnpike)
Series 2009
5.00%, 8/15/42	5,665	5,683,751
Texas Trnsp Comm (Texas St Hwy Fund First Tier)
Series 2007
5.00%, 4/01/11-4/01/13	7,300	7,733,536
Titus Cnty TX Fresh Wtr (Southwestern Electric Power Co.)
4.50%, 7/01/11	1,470	1,487,067

		61,240,697

Utah - 0.8%
Intermountain Pwr Agy UT
Series 2009A
5.00%, 7/01/11	4,545	4,642,263

Virginia - 0.1%
Broad Street CDA VA
7.125%, 6/01/15 (Pre-refunded/ETM)	238	267,729

Washington - 3.0%
Washington St COP
NPFGC Series 2004 D
4.00%, 7/01/11	1,215	1,233,990
Washington St GO
5.00%, 1/01/26	2,485	2,609,772
Series 2009 B

5.00%, 1/01/12	4,820	5,036,659
Series 2009 C
5.00%, 1/01/12	5,765	6,024,137
Series 2010 R
5.00%, 1/01/12	2,645	2,763,893

		17,668,451

Wisconsin - 2.1%
Badger Tob Asset Sec Corp. WI
6.00%, 6/01/17 (Pre-refunded/ETM)	2,210	2,369,319
6.375%, 6/01/32 (Pre-refunded/ETM)	9,005	9,701,266

		12,070,585

Total Long-Term Municipal Bonds (cost $575,954,426)		572,358,320

SHORT-TERM MUNICIPAL NOTES - 0.1%
Connecticut - 0.1%
Connecticut Hlth & Ed Fac Auth (Yale Univ)
Series 2001V-2
0.24%, 7/01/36 (g) (cost $600,000)	600	600,000

Total Investments - 98.1% (cost $576,554,426) (h)		572,958,320

Other assets less liabilities - 1.9%		11,049,637

Net Assets - 100.0%		$584,007,957

(a)	Floating Rate Security. Stated interest rate was in effect at December 31, 2010.
(b)	Security is in default and is non-income producing.
(c)	Illiquid security.
(d)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the market value of this security amounted to $1,487,548 or 0.3% of net assets.
(f)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2010.
(g)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(h)	As of December 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,583,998 and gross unrealized depreciation of investments was $(6,180,104), resulting in net unrealized depreciation of $(3,596,106).

As of December 31, 2010, the Portfolio held 16.3% of net assets in insured bonds (of this amount 20.2% represents the Portfolio’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CDD	-	Community Development District
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HFA	-	Housing Finance Authority
IDA	-	Industrial Development Authority/Agency
ISD	-	Independent School District
LID	-	Local Improvement District
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
PFA	-	Public Finance Authority
SD	-	School District
SFMR	-	Single Family Mortgage Revenue
SRF	-	State Revolving Fund
SSA	-	Special Services Area
XLCA	-	XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

Short Duration Diversified Municipal Portfolio

December 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$572,123,780	$234,540	$572,358,320
Short-Term Municipal Notes	—	600,000	—	600,000

Total Investments in Securities	—	572,723,780	234,540	572,958,320
Other Financial Instruments*	—	—	—	—

Total	$—	$572,723,780	$234,540	$572,958,320

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the end of the reporting period.

	Long-Term Municipal Bonds	Total
Balance as of 9/30/10	$234,540	$234,540
Accrued discounts/(premiums)	—	—
Realized gain (loss)	12,399	12,399
Change in unrealized appreciation/depreciation	—	—
Net purchases (sales)	(12,399)	(12,399)
Net transfers in to Level 3	—	—
Net transfers out of Level 3	—	—

Balance as of 12/31/10	$234,540	$234,540

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/10	$—	$—

Sanford C. Bernstein Fund, Inc. - California Municipal Portfolio

Portfolio of Investments

December 31, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 96.6%
Long-Term Municipal Bonds - 96.6%
California - 83.0%
Antelope Valley CA UHSD GO
NPFGC Series A
5.375%, 8/01/19	$1,000	$1,055,880
Antioch CA Pub Fin Auth (Antioch CA Mun Fac Proj COP)
NPFGC Series B
5.50%, 1/01/16	2,110	2,115,127
Azusa CA USD GO
AGM
5.00%, 7/01/24	2,320	2,376,492
Bay Area Infra Fin Auth (California St Acceleration Nts)
NPFGC-RE
5.00%, 8/01/17	32,350	33,025,468
Bay Area Toll Auth CA
5.00%, 4/01/16-4/01/22	39,845	43,330,033
Series 2006 F
5.00%, 4/01/20	5,185	5,536,128
Series F
5.00%, 4/01/12	2,910	3,062,571
California Dept Wtr Res Cen Vy
5.00%, 12/01/16 (Pre-refunded/ETM)	380	432,277
FGIC
5.25%, 12/01/18 (Pre-refunded/ETM)	65	71,795
NPFGC
5.00%, 12/01/16	6,960	7,801,812
NPFGC-RE
5.25%, 12/01/18	4,935	5,294,071
California Dept Wtr Res Pwr
5.00%, 5/01/17-5/01/18	24,410	27,472,861
6.00%, 5/01/13 (Pre-refunded/ETM)	2,760	2,981,794
Series 2010
5.00%, 5/01/13	5,830	6,327,357
AGM
5.00%, 5/01/17	21,050	23,885,014
California Dept Wtr Res Wtr
5.50%, 5/01/13 (Pre-refunded/ETM)	4,125	4,429,384
AGM Series W
5.25%, 12/01/22 (Pre-refunded/ETM)	260	270,780
AMBAC
5.50%, 5/01/13	2,065	2,199,721
NPFGC
5.00%, 12/01/16 (Pre-refunded/ETM)	60	68,377
California DOT Fed Hwy Grant
NPFGC-RE Series A
5.00%, 2/01/12-2/01/14	33,625	36,173,230
California Econ Recovery (California Econ Rec Spl Tax)
5.25%, 7/01/13	10,715	11,662,742
Series A
5.00%, 7/01/18-7/01/20	33,000	35,566,575
5.25%, 1/01/11-7/01/14	10,415	11,064,497
NPFGC
5.00%, 7/01/15	4,390	4,786,724
NPFGC Series A
5.00%, 7/01/12	1,590	1,684,239

5.25%, 7/01/13	8,420	9,164,749
California GO
5.00%, 9/01/12	1,305	1,379,385
5.25%, 10/01/20	4,050	4,291,218
AGM
5.00%, 5/01/12	1,040	1,091,106
NPFGC
5.00%, 8/01/24	50	49,950
California Hlth Fac Fin Auth (Catholic Healthcare West)
Series I
5.125%, 7/01/22	3,790	3,848,366
California Hlth Fac Fin Auth (Stanford Hosp)
Series A-3
3.45%, 11/15/40	2,895	2,932,867
California Infra & Eco Dev Bk (Workers Comp Spl Assmt)
AMBAC
5.00%, 10/01/15	1,030	1,102,244
California Pub Wks Brd (CA Lease Dept Corr St Prisons)
AMBAC Series A
5.00%, 12/01/19	2,630	2,675,552
California Pub Wks Brd (CA Lease State Univ Sys)
NPFGC-RE
5.00%, 10/01/14	3,740	4,035,535
California Pub Wks Brd (Univ of California Lease)
5.00%, 4/01/21-4/01/22	10,825	11,553,546
Series 2009E
5.00%, 4/01/23	1,950	2,068,735
NPFGC-RE
5.00%, 6/01/15-9/01/16	4,555	5,076,623
California Spl Dist Assn COP
AGM Series Z
5.50%, 8/01/17 (Pre-refunded/ETM)	755	807,616
California State Univ
AMBAC Series B
5.00%, 11/01/14	3,575	3,981,620
NPFGC-RE Series A
5.00%, 11/01/24	1,570	1,612,830
California Statewide CDA (California General Fund Obl)
Series 2009
5.00%, 6/15/13	35,200	37,308,128
California Statewide CDA (Jewish Home St Ins)
4.50%, 11/15/13	1,025	1,027,419
California Statewide CDA (Redlands Cmnty Hospital)
RADIAN Series A
5.00%, 4/01/12-4/01/13	3,485	3,545,108
California Statewide CDA (Southern California Edison)
XLCA Series B
4.10%, 4/01/28	14,055	14,792,606
California Statewide CDA COP
AMBAC

5.60%, 10/01/11 (Pre-refunded/ETM)	14,700	15,248,751
Chaffey CCD CA GO
NPFGC Series B
5.00%, 6/01/25	1,440	1,480,594
Coati-Rohnert Pk USD CA GO
NPFGC-RE
5.00%, 8/01/20	2,020	2,084,842
Compton CA CRA (Compton CA Tax Alloc)
AMBAC Series A
5.00%, 8/01/11	3,395	3,434,314
Culver City CA Redev Agy (Culver City CA Redev Proj Area)
AMBAC
5.50%, 11/01/14	840	858,346
NPFGC
5.50%, 11/01/18	1,000	1,017,430
NPFGC Series A
5.50%, 11/01/17	1,270	1,292,669
Dinuba CA Redev Agy Tax Alloc
4.40%, 10/01/11	3,350	3,351,373
Fremont CA Pub Fin Auth (Fremont CA Spl Assmt)
Series A
3.75%, 9/02/11	1,130	1,134,418
Gateway CA USD GO
NPFGC Series A
5.00%, 8/01/24	1,230	1,248,917
Gilroy CA USD GO
NPFGC-RE
5.25%, 8/01/20	1,900	2,001,650
Golden St Tobacco Sec CA
5.625%, 6/01/38 (Pre-refunded/ETM)	16,765	18,497,663
6.25%, 6/01/33 (Pre-refunded/ETM)	22,070	24,060,052
6.75%, 6/01/39 (Pre-refunded/ETM)	12,235	13,824,571
Series B
5.50%, 6/01/43 (Pre-refunded/ETM)	10,240	11,267,994
AMBAC Series B
5.00%, 6/01/38 (Pre-refunded/ETM)	3,450	3,755,601
Golden St Tobacco Sec CA (California Tobacco Sec/St App)
AMBAC Series A
5.00%, 6/01/20	10,970	10,971,865
Grossmont-Cuyamaca CCD CA GO
AGC
5.25%, 8/01/17	1,150	1,309,160
Industry CA GO
5.00%, 7/01/17	3,655	4,021,999
Inland Valley CA Dev Agy (Inland Valley CA Dev Agy Tax Alloc)
5.25%, 4/01/12-4/01/13	4,730	4,892,099
5.50%, 4/01/14	1,320	1,407,978
Kern CA HSD GO
7.10%, 8/01/11 (Pre-refunded/ETM)	1,000	1,037,780
NPFGC Series A
6.30%, 2/01/11	1,000	1,003,820
Lincoln CA CFD #2003-1
5.35%, 9/01/16 (Pre-refunded/ETM)	705	795,889
5.90%, 9/01/24 (Pre-refunded/ETM)	1,100	1,257,586

Loma Linda CA Hosp (Loma Linda Univ Med Ctr)
Series A
5.00%, 12/01/13-12/01/14	7,505	7,759,189
Long Beach CA Bond Fin Auth (Long Beach CA Lease Pub Safety)
AMBAC
5.25%, 11/01/19-11/01/22	3,765	3,780,203
Long Beach CA Harbor
Series 2010A
5.00%, 5/15/22-5/15/24	13,110	13,949,103
Series B
5.00%, 5/15/21	6,500	7,061,275
Long Beach CA USD GO
5.00%, 8/01/15-8/01/16	7,850	8,888,833
Series 2008A
5.00%, 8/01/18	9,845	11,077,397
Series A
5.00%, 8/01/25	1,000	1,031,440
Los Angeles CA Dept Arpts (Los Angeles Intl Airport)
5.00%, 5/15/24	18,010	18,607,392
Series 2010A
5.00%, 5/15/23-5/15/25	7,905	8,149,240
Series A
5.00%, 5/15/13	4,000	4,274,360
5.25%, 5/15/23-5/15/24	15,955	16,806,003
5.50%, 5/15/14-5/15/17	14,490	16,121,769
Los Angeles CA Dept W&P Pwr
Series 2001A-2
5.375%, 7/01/18 (Pre-refunded/ETM)	2,310	2,366,872
AGM Series A
5.25%, 7/01/18	2,040	2,074,292
NPFGC Series 2001A-2
5.375%, 7/01/18	2,690	2,742,186
Los Angeles CA Dept W&P Wtr
NPFGC Series B
5.00%, 7/01/12	2,260	2,397,431
Los Angeles CA GO
NPFGC Series A
5.00%, 9/01/16	3,240	3,491,845
Los Angeles CA USD GO
AMBAC Series 2004G
5.00%, 7/01/13	3,260	3,541,045
AMBAC Series B
5.00%, 7/01/12	2,330	2,468,821
FGIC Series A-1
5.00%, 7/01/20-7/01/22	13,485	13,957,572
NPFGC Series A
5.00%, 7/01/11	2,200	2,246,530
5.25%, 7/01/12	1,865	1,984,435
NPFGC Series A-2
5.00%, 7/01/20	11,000	11,507,650
Los Angeles Cnty CA Pub Wks (Los Angeles Cnty CA Master Lease)
NPFGC Series A
5.00%, 12/01/11	3,605	3,702,155
NPFGC-RE Series A
5.00%, 9/01/12-9/01/13	20,480	21,586,091
M-S-R Pub Pwr Agy CA

NPFGC
5.00%, 7/01/12-7/01/13	4,715	5,034,674
Mammoth CA USD GO
NPFGC
Zero Coupon, 8/01/21-8/01/22	2,100	1,092,119
Met Wtr Dist Southern CA Wtr
5.75%, 8/10/18	7,600	8,834,392
Series A
5.75%, 7/01/21	3,660	4,316,409
NPFGC Series B-3
5.00%, 10/01/18	3,410	3,753,353
Monrovia CA Redev Agy (Monrovia CA Ctrl Redev Proj Area #1)
4.40%, 6/01/12	2,830	2,823,491
Mount San Antonio CA CCD GO
NPFGC Series A
5.00%, 8/01/14	5,610	5,900,430
Oakland CA USD GO
NPFGC
5.00%, 8/01/11-8/01/13	7,070	7,300,816
Orange Cnty CA Pub Fin Auth (Orange Cnty CA Lease)
NPFGC
5.00%, 7/01/11-7/01/13	21,070	22,565,272
Orange Cnty CA Santn COP
5.00%, 2/01/18-2/01/19	9,155	10,316,427
Series 2009A
5.00%, 2/01/20	1,890	2,078,055
Pittsburg CA Redev Agy
9.60%, 6/01/16 (Pre-refunded/ETM)	1,000	1,375,160
Pomona CA Pub Fin Auth (Pomona CA Merged Redev)
AMBAC
5.00%, 2/01/11	380	380,574
Port of Oakland CA
Series 2007C
5.00%, 11/01/18	1,900	2,026,388
Rancho CA Wtr Dist Fin Auth
AGM Series A
5.50%, 8/01/12	1,075	1,104,347
Rancho Santiago CA CCD GO
AGM
5.00%, 9/01/25	2,275	2,337,562
Sacramento CA Fin Auth
AGM Series A
5.375%, 12/01/18 (Pre-refunded/ETM)	1,440	1,568,059
Sacramento CA Fin Auth (Sacramento CA Lease)
Series B
5.40%, 11/01/20	2,000	2,115,520
Sacramento Cnty CA Santn Dist Fing Auth (Sacramento Regl Cnty Santn Dist CA)
AMBAC
5.50%, 12/01/21	1,175	1,325,059
Salinas CA Pub Fin Auth AD
5.25%, 9/02/11	310	314,216
San Bernardino Cnty CA COP (San Bernrdno Cnty COP Detention Ctr)
NPFGC Series A
5.25%, 11/01/17	7,495	7,716,552

San Diego CA Pub Fac Fin Auth (San Diego CA Swr)
5.00%, 5/15/21	8,520	9,008,281
Series 2009 B
5.00%, 5/15/18	20,615	23,059,321
San Diego CA USD GO
FGIC Series D
5.25%, 7/01/25	2,170	2,325,654
San Diego Cnty CA COP
AMBAC
5.00%, 2/01/15	2,000	2,207,100
San Diego Cnty CA Wtr Auth
AGM Series 2008A
5.00%, 5/01/19	2,680	2,926,694
San Diego Cnty CA Wtr Auth COP
AGM Series 2008 A
5.00%, 5/01/24	4,860	5,006,821
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
5.00%, 5/01/15-5/01/16	26,210	29,154,214
AGC Series 2008-34E
5.00%, 5/01/16	1,345	1,474,281
San Francisco City/Cnty CA Pub Util Wtr
NPFGC
5.25%, 10/01/14	5,245	5,688,465
San Jose CA Redev Agy (San Jose CA Redev Merged Proj)
NPFGC
6.00%, 8/01/15	670	735,137
San Mateo Cnty CA CCD GO
NPFGC-RE Series A
5.375%, 9/01/20	1,140	1,206,736
San Ramon Vly USD CA GO
AGM
5.25%, 8/01/20	1,000	1,085,550
Santa Clara CA Redev Agy (Bayshore North Proj)
NPFGC
5.00%, 6/01/15	1,000	1,000,740
Santa Fe Springs CA CDA (Santa Fe Springs CA Tax Alloc)
NPFGC
5.375%, 9/01/17	560	562,666
Southern CA Pub Pwr Auth
5.00%, 7/01/22	4,000	4,254,720
Southern CA Pub Pwr Auth (Los Angeles CA Dept W&P Pwr)
Series 2010-1
5.00%, 7/01/25	8,235	8,604,751
Tahoe Truckee CA USD GO
NPFGC
5.50%, 8/01/19	1,185	1,348,826
Univ of California
Series 2009 Q
5.25%, 5/15/22	3,510	3,806,068
AGM Series J
5.00%, 5/15/16	6,330	7,140,303
NPFGC Series K
5.00%, 5/15/13	6,460	7,020,211
Vernon CA Elec Sys

Series 2009A
5.00%, 8/01/12	16,150	16,999,005
Walnut CA Pub Fin Auth (Walnut Impt Proj)
AMBAC
5.375%, 9/01/20	2,075	2,112,433

		938,857,494

Arizona - 0.0%
Pima Cnty AZ IDA (Horizon Learning Ctr)
4.45%, 6/01/14	405	391,084

Colorado - 0.0%
Denver CO City & Cnty Arpt (Denver Intl Airport)
Series D
7.75%, 11/15/13	250	274,892

Florida - 4.7%
Beacon Tradeport CDD FL
Series B
7.125%, 5/01/22	765	786,091
Chapel Creek FL CDD
5.20%, 5/01/11 (a)(b)	1,590	540,600
Citizens Ppty Ins Corp. FL
Series 2009A1
6.00%, 6/01/16	13,000	14,192,750
Dupree Lakes CDD FL
6.83%, 11/01/15	290	273,018
Fiddlers Creek CDD #2 FL
Series B
5.75%, 5/01/13 (a)(b)	635	209,550
Florida Dept Envrn Protn FL Forever (Florida Documentary Stamp Tax)
NPFGC
5.00%, 7/01/13	6,760	7,379,284
Florida Hurricane Catastr Fd Fin Corp.
Series 2010A
5.00%, 7/01/15-7/01/16	17,040	18,338,275
Florida Turnpike Auth (Florida Turnpike)
NPFGC-RE
5.00%, 7/01/14	3,040	3,366,435
Lake Ashton II CDD FL
Series B
4.875%, 11/01/10 (b)	320	275,200
Miami Beach FL Hlth Fac Auth (Mt. Sinai Medical Center FL)
6.75%, 11/15/24	2,400	2,353,272
Miami-Dade Cnty FL Aviation (Miami-dade Intl Airport)
Series 2009A
5.75%, 10/01/21	1,055	1,152,524
New River CDD FL
1.00%, 5/01/18-5/01/38 (a)	1,080	420,038
Series 2010A1
1.00%, 5/01/38 (a)	245	146,201
Series 2010B1

1.00%, 5/01/15 (a)	235	189,102
Series B
5.00%, 5/01/13 (a)(b)	405	4
Parker Rd CDD FL
Series B
5.35%, 5/01/15	2,060	1,133,000
Paseo CDD FL
5.00%, 2/01/11 (a)(b)	665	159,600
Series B
4.875%, 5/01/10 (b)	670	134,000
Six Mile Creek CDD FL
5.50%, 5/01/17 (a)	950	294,500
Sterling Hill CDD FL
Series B
5.50%, 11/01/10 (b)	165	125,400
Stoneybrook CDD FL
Series B
5.45%, 11/01/15 (a)(b)	3,435	1,374,000
Venetian CDD FL
Series B
5.95%, 5/01/12	120	118,850

		52,961,694

Guam - 0.2%
Guam Wtrworks Auth COP (Guam Govt Wtrwks)
5.00%, 7/01/12	1,270	1,304,277
5.50%, 7/01/16	1,500	1,538,895

		2,843,172

Illinois - 0.3%
Bolingbrook IL Sales Tax
6.00%, 1/01/26	4,450	2,730,298
Pingree Grove SSA #1 IL (Pingree Grove SSA #1 Cambridge)
Series 5-1
5.25%, 3/01/15	564	527,148

		3,257,446

Louisiana - 0.0%
Coves of The Highland CDD LA
5.60%, 11/01/21 (a)(b)	3,200	128,000

Nevada - 1.2%
Clark Cnty NV SD GO
5.00%, 6/15/16	3,340	3,748,048
NPFGC
5.50%, 6/15/12	7,165	7,625,136
Clark Cnty NV SID #142 (Clark Cnty NV Sid#142 Mtns Edg)
5.30%, 8/01/11	1,875	1,874,400
Henderson NV LID # T-16 (Henderson NV LID # T-16 Falls)
4.75%, 3/01/13 (a)	315	184,357

		13,431,941

North Carolina - 0.6%
North Carolina Eastern Mun Pwr Agy
Series 2009 SER B
5.00%, 1/01/16	2,375	2,599,319
Series C
5.30%, 1/01/15	3,580	3,766,160

		6,365,479

Ohio - 1.1%
American Mun Pwr OH (Goldman Sachs Group, Inc.)
Series A
5.00%, 2/01/13	10,350	10,835,622
Columbiana Cnty Port Auth OH (Liberty Waste Trnsp LLC)
Series A
7.00%, 8/01/21	2,360	2,063,938

		12,899,560

Pennsylvania - 0.6%
Allegheny Cnty PA Hosp Dev Auth (West Penn Allegheny Hlth Sys)
Series 07A
5.00%, 11/15/17	7,750	6,743,585

Puerto Rico - 4.4%
Puerto Rico Elec Pwr Auth
5.00%, 7/01/20-7/01/22	13,550	14,002,545
Series W
5.50%, 7/01/17	3,940	4,364,929
Puerto Rico GO
Series 2007A
5.50%, 7/01/18	2,650	2,782,526
Series A
5.00%, 7/01/30	3,230	3,319,083
Puerto Rico Govt Dev Bank
5.00%, 12/01/11	1,035	1,070,977
NPFGC Series 2009
4.75%, 12/01/15	5,500	5,662,580
Puerto Rico Pub Bldgs Auth
Series C
5.50%, 7/01/12 (Pre-refunded/ETM)	5	5,349
Puerto Rico Pub Bldgs Auth (Puerto Rico GO)
5.75%, 7/01/15	2,570	2,781,640
Series C
5.25%, 7/01/11	1,015	1,034,823
5.50%, 7/01/12	1,135	1,191,444
Puerto Rico Pub Fin Corp. (Puerto Rico Lease)
Series A
5.75%, 8/01/27	8,365	8,557,562
Puerto Rico Sales Tax Fin Corp.
Series 2009A
5.00%, 8/01/39 (Pre-refunded/ETM)	5,000	5,132,800

		49,906,258

South Carolina - 0.1%
Lancaster Cnty SC Edenmore ID

Series B
5.375%, 12/01/16 (a)(b)	1,628	569,800

Texas - 0.3%
Dallas Fort Worth TX Intl Arpt
5.00%, 11/01/21	1,180	1,238,186
El Paso Cnty TX GO
NPFGC
5.00%, 2/15/16	1,435	1,631,179

		2,869,365

Virginia - 0.1%
Broad Street CDA VA
7.125%, 6/01/15 (Pre-refunded/ETM)	768	863,931
Celebrate Virginia North CDA VA
Series B
6.25%, 3/01/18 (a)	1,032	824,485

		1,688,416

Total Investments - 96.6% (cost $1,076,224,141) (c)		1,093,188,186
Other assets less liabilities - 3.4%		37,934,859

Net Assets - 100.0%		$1,131,123,045

(a)	Illiquid security.
(b)	Security is in default and is non-income producing.
(c)	As of December 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $33,918,914 and gross unrealized depreciation of investments was $(16,954,869), resulting in net unrealized appreciation of $16,964,045.

As of December 31, 2010, the Fund held 36.9% of net assets in insured bonds(of this amount 5.2% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AD	-	Assessment District
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CCD	-	Community College District
CDA	-	Community Development Authority
CDD	-	Community Development District
CFD	-	Community Facilities District
COP	-	Certificate of Participation
CRA	-	Community Redevelopment Agency
DOT	-	Department of Transportation
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HSD	-	High School District
ID	-	Improvement District
IDA	-	Industrial Development Authority/Agency
LID	-	Local Improvement District
NPFGC	-	National Public Finance Guarantee Corporation

NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
RADIAN	-	Radian Asset Assurance Inc.
SD	-	School District
SID	-	Special Improvement District
SSA	-	Special Services Area
UHSD	-	Unified/Union High School District
USD	-	Unified School District
XLCA	-	XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc. - California Municipal Portfolio

December 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$1,093,054,186	$134,000	$1,093,188,186
Total Investments in Securities	—	1,093,054,186	134,000	1,093,188,186
Other Financial Instruments*	—	—	—	—

Total	$—	$1,093,054,186	$134,000	$1,093,188,186

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value heirarchy assumes the financial instrument was transferred at the end of the reporting period.

	Long-Term Municipal Bonds	Total
Balance as of 9/30/10	$134,000	$134,000
Accrued discounts/(premiums)	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	—	—
Net purchases (sales)	—	—
Net transfers in to Level 3	—	—
Net transfers out of Level 3	—	—

Balance as of 12/31/10	$134,000	$134,000

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/10	$—	$—

Sanford C. Bernstein Fund, Inc. - New York Municipal Portfolio

Portfolio of Investments

December 31, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 97.9%
Long-Term Municipal Bonds - 97.9%
New York - 73.9%
Albany Cnty Arpt Auth
AGM Series 2010A
5.00%, 12/15/16-12/15/22	$13,090	$14,160,276
Albany Cnty NY GO
NPFGC-RE
5.00%, 10/01/12	405	425,521
Erie Cnty NY IDA (Buffalo NY SD)
AGM
5.00%, 5/01/14	1,120	1,231,238
5.75%, 5/01/24	1,520	1,603,828
AGM Series A
5.00%, 5/01/16	1,210	1,353,433
Long Island Pwr Auth NY
Series 2010A
5.00%, 5/01/15	3,085	3,411,023
NPFGC Series D
5.00%, 9/01/12	10,115	10,744,760
NPFGC Series F
5.00%, 5/01/13-5/01/16	34,590	38,004,866
Metropolitan Trnsp Auth NY
Series 2010D
5.25%, 11/15/24	10,755	11,079,909
Series 2010G
5.00%, 11/15/21	9,305	9,641,748
5.25%, 11/15/22-11/15/23	25,075	26,047,551
Series B
5.00%, 11/15/16-11/15/17	6,645	7,318,447
AMBAC Series A
5.50%, 11/15/18	5,325	5,605,574
AMBAC Series B
5.00%, 7/01/20 (Pre-refunded/ETM)	535	536,546
Metropolitan Trnsp Auth NY (Metro Trnsp Auth NY Ded Tax)
AGM Series A
5.25%, 11/15/12	7,425	8,003,927
NPFGC Series A
5.00%, 11/15/11	1,865	1,937,176
5.25%, 11/15/13	2,660	2,945,391
NPFGC-RE Series A
5.25%, 11/15/15-11/15/16	12,965	14,896,629
Nassau Cnty NY GO
Series 2009 F
5.00%, 10/01/11	1,335	1,375,704
AMBAC Series A
6.00%, 7/01/11	1,000	1,025,120
NPFGC-RE Series A
6.00%, 7/01/12-7/01/13	2,000	2,181,190
Nassau Cnty NY Interim Fin Auth (Nassau Cnty NY Sales Tax)
AMBAC
5.375%, 11/15/15-11/15/16	1,100	1,135,217
AMBAC Series B
5.00%, 11/15/14	3,595	3,946,016
AMBAC Series H
5.25%, 11/15/13	1,745	1,945,256

New York Bridge Auth
5.00%, 1/01/17	4,575	4,708,270
New York NY GO
5.00%, 8/01/13-8/01/18	24,085	26,706,177
5.25%, 9/01/14-9/01/16	23,140	26,239,080
5.50%, 8/01/13	8,055	8,759,974
Series 04G
5.00%, 8/01/12	3,910	4,166,692
Series 2005M
5.00%, 4/01/12	8,140	8,577,154
Series A
5.25%, 8/01/17	5,705	6,050,894
Series C
5.00%, 1/01/16	4,410	4,948,285
5.50%, 8/01/14	6,870	7,432,928
5.50%, 9/15/19 (Pre-refunded/ETM)	1,000	1,122,170
Series E
5.00%, 8/01/16	5,500	6,210,985
Series F
5.25%, 8/01/16	3,335	3,377,288
Series G
5.00%, 8/01/11	1,000	1,026,090
Series H
5.00%, 8/01/11	1,080	1,108,177
Series I
5.00%, 8/01/14	2,700	2,998,593
AGM
5.25%, 8/01/12-8/01/14	13,615	14,651,912
NPFGC
5.00%, 8/01/16	2,350	2,552,899
5.75%, 8/01/11	7,570	7,799,901
NPFGC-RE
5.00%, 8/01/13	2,750	3,005,090
New York NY Hlth & Hosp Corp.
Series 2008A
5.00%, 2/15/14	10,215	11,112,081
New York NY IDA (Magen David Yeshivah)
ACA
4.99%, 6/15/13	3,375	2,868,750
New York NY Mun Wtr Fin Auth
5.00%, 6/15/19-6/15/22	40,390	43,947,867
Series 2001D
5.50%, 6/15/17 (Pre-refunded/ETM)	690	712,722
5.50%, 6/15/17	1,770	1,822,268
Series FF
5.00%, 6/15/25	24,730	25,983,069
New York NY Trnsl Fin Auth
5.00%, 11/01/11-11/01/15	52,775	57,816,901
5.25%, 8/01/14-2/01/21	4,930	5,360,392
5.25%, 5/01/17 (Pre-refunded/ETM)	1,000	1,016,160
5.25%, 2/01/20 (Pre-refunded/ETM)	2,770	3,027,028
5.50%, 2/01/17 (Pre-refunded/ETM)	3,360	3,406,368
Series 02A
5.50%, 11/01/26 (a)	18,050	18,702,507
Series 2003E
5.25%, 2/01/21 (Pre-refunded/ETM)	1,965	2,147,332
Series B
5.25%, 2/01/29 (a)	18,305	18,361,196

Series C
5.25%, 2/01/13	5,010	5,455,289
NPFGC
5.25%, 2/01/20	3,655	3,897,217
NPFGC Series 2003E
5.25%, 2/01/21	35	37,231
NPFGC-RE
5.00%, 11/01/13	18,405	20,361,451
5.50%, 11/01/13	7,075	7,673,899
New York NY Trst for Cult Res (Lincoln Center Performing Arts)
5.75%, 12/01/16	22,790	26,158,134
New York St Dormitory Auth
5.375%, 7/01/19 (Pre-refunded/ETM)	1,400	1,498,294
FGIC
5.50%, 7/01/17 (Pre-refunded/ETM)	1,640	1,681,377
5.50%, 7/01/20 (Pre-refunded/ETM)	1,000	1,025,230
NPFGC
5.20%, 2/15/16 (Pre-refunded/ETM)	1,000	1,113,740
New York St Dormitory Auth (AIDS Long-term Hlth Care Loan Pool)
5.00%, 11/01/11	2,700	2,708,100
New York St Dormitory Auth (Brookdale Hospital Med Ctr)
NPFGC
5.20%, 2/15/14	1,140	1,143,215
New York St Dormitory Auth (Ithaca College)
5.00%, 7/01/17	12,195	13,074,381
New York St Dormitory Auth (Montefiore Medical Center)
5.00%, 8/01/14	1,000	1,065,850
New York St Dormitory Auth (Mount Sinai Hospital)
Series 2010A
5.00%, 7/01/18	1,360	1,467,331
New York St Dormitory Auth (MT Sinai School of Medicine)
5.00%, 7/01/19	4,360	4,619,682
New York St Dormitory Auth (New York Medical College)
NPFGC
5.25%, 7/01/11	1,085	1,087,376
New York St Dormitory Auth (New York NY Lease Mun Hlth Fac Proj)
Series 2010
5.00%, 1/15/13	1,500	1,599,480
New York St Dormitory Auth (New York St Lease Mental Hlth)
5.00%, 2/15/15-2/15/16	26,330	29,556,704
AGM
5.00%, 2/15/16	3,830	4,292,511
5.75%, 8/15/11	5	5,018
NPFGC
5.00%, 8/15/17	480	480,010
NPFGC Series 1998D
5.25%, 2/15/13	110	110,139
New York St Dormitory Auth (New York St Lease Secured Hosp)
3.875%, 2/15/12	1,000	1,029,760

4.00%, 2/15/13-8/15/15	9,035	9,565,728
New York St Dormitory Auth (New York St Lease SUNY)
Series B
5.25%, 11/15/23	4,960	5,202,693
New York St Dormitory Auth (New York St Lease Svc Contract)
Series 2009 A
5.00%, 7/01/22	6,050	6,428,125
New York St Dormitory Auth (New York St Pers Income Tax)
5.00%, 3/15/12-2/15/19	71,360	80,330,888
Series 2008 A
5.00%, 3/15/20	4,750	5,240,770
Series 2009 D
5.00%, 6/15/18-6/15/20	9,230	10,508,279
Series G
5.00%, 3/15/17-3/15/18	15,885	18,122,431
AGM
5.00%, 3/15/13	2,525	2,743,059
AMBAC
5.00%, 3/15/15	1,650	1,859,501
NPFGC-RE
5.50%, 3/15/14	4,750	5,152,087
New York St Dormitory Auth (New York Univ)
NPFGC
5.00%, 7/01/11	1,815	1,854,113
5.75%, 7/01/12	1,540	1,651,881
NPFGC Series A
6.00%, 7/01/18	1,000	1,186,610
New York St Dormitory Auth (Winthrop So Nassau Univ Hlth)
AMBAC Series A
5.25%, 7/01/18	1,000	1,016,380
AMBAC Series B
5.25%, 7/01/19	1,325	1,345,220
New York St Dormitory Auth (Wyckoff Heights Medical Ctr)
NPFGC
5.20%, 2/15/16	5,820	5,834,666
New York St Energy Res & Dev Auth (New York St Elec and Gas Corp.)
NPFGC Series C
0.717%, 4/01/34 (b)(c)(d)	17,725	13,266,329
New York St Envrn Fac Corp. (New York NY Mun Wtr Fin Auth)
5.00%, 6/15/14-6/15/25	30,070	32,409,846
5.75%, 6/15/11	745	762,880
Series 2009 A
5.25%, 6/15/24	7,300	7,970,140
New York St Envrn Fac Corp. (New York St Pers Income Tax)
NPFGC-RE
5.00%, 12/15/23	1,060	1,113,297
New York St Envrn Fac Corp. (New York St SRF)
5.20%, 12/15/15	225	225,596
5.375%, 11/15/18	1,485	1,507,409
5.875%, 7/15/20	4,560	4,573,361

New York St Liberty Corp. (National Sports Museum Proj)
6.125%, 2/15/19 (c)(e)	1,980	20
New York St Loc Gov Asst Corp.
5.00%, 4/01/18-4/01/20	22,670	25,458,251
AGM
5.00%, 4/01/13	4,230	4,607,570
New York St Mortgage Agy SFMR (New York St Mortgage Agy)
4.50%, 4/01/23	2,260	2,212,133
New York St Pwr Auth
NPFGC
5.00%, 11/15/16	6,180	7,126,529
New York St Thruway Auth
AGM Series 2005A
5.00%, 3/15/18 (Pre-refunded/ETM)	895	1,014,447
New York St Thruway Auth (New York St Pers Income Tax)
5.00%, 3/15/14-3/15/16	10,950	12,425,107
Series 2010A
5.00%, 3/15/24-3/15/25	21,900	23,365,254
AGM
5.00%, 3/15/14-3/15/15	8,840	9,887,994
AGM Series 2005A
5.00%, 3/15/18	1,035	1,131,773
AMBAC
5.00%, 3/15/15	10,170	11,461,285
New York St Thruway Auth (New York St Thruway Auth Ded Tax)
5.00%, 4/01/17	21,620	24,430,168
AGM
5.00%, 4/01/12	1,415	1,490,264
AGM Series 5B
5.00%, 4/01/14	64,440	71,434,962
AMBAC
5.25%, 4/01/11-4/01/14	20,665	21,858,495
NPFGC
5.00%, 4/01/24	1,060	1,113,117
5.25%, 4/01/12-4/01/14	13,930	15,226,134
NPFGC-RE Series B
5.00%, 4/01/13-4/01/16	27,025	29,780,326
New York St Thruway Auth (New York St Thruway Gen Toll Road)
4.00%, 7/15/11	48,785	49,696,792
AMBAC
5.00%, 1/01/13-1/01/14	12,285	13,278,593
New York St UDC (New York St Lease UDC Svc Cont)
5.00%, 1/01/19	3,525	3,897,557
New York St UDC (New York St Pers Income Tax)
5.00%, 3/15/16	2,045	2,329,950
AMBAC
5.00%, 12/15/20	6,265	6,785,747
Niagara Falls NY Bridge Comm
FGIC
6.30%, 10/01/12 (Pre-refunded/ETM)	4,670	5,118,600
Onondaga Cnty NY GO
5.70%, 4/01/11	2,600	2,633,564
Port Authority of NY & NJ

NPFGC-RE
5.125%, 11/15/15	1,355	1,358,279
XLCA Series CONS 143rd
5.00%, 10/01/17	6,370	6,899,538
Tobacco Settlement Fin Corp. NY (New York St Lease Tobacco Asset Sec)
5.00%, 6/01/11	4,485	4,561,828
5.50%, 6/01/15-6/01/16	16,755	17,011,379
Series 2008
5.00%, 6/01/12	8,000	8,436,240
Series A-1
5.50%, 6/01/15	1,700	1,705,440
Series B-1C
5.50%, 6/01/14	14,970	15,018,952
Tompkins Cnty NY IDA (Ithaca College)
5.00%, 7/01/16	2,615	2,797,945
Triborough Brdg & Tunl Auth NY
5.00%, 11/15/11-1/01/20	50,010	56,332,534
5.25%, 11/15/12-1/01/17	19,480	21,118,698
5.50%, 1/01/12-1/01/17 (Pre-refunded/ETM)	12,360	13,678,996
NPFGC
5.125%, 1/01/18 (Pre-refunded/ETM)	8,165	8,186,147
5.25%, 11/15/15	3,145	3,622,442
Triborough Brdg & Tunl Auth NY (New York St Lease Nyc Conv Ctr)
6.00%, 1/01/11	1,490	1,490,000
Troy Res Corp. (Rensselaer Polytechnic Institute)
5.00%, 9/01/16	6,490	7,019,908
Series 2010B
5.00%, 9/01/17-9/01/18	9,010	9,678,342
Ulster Cnty NY IDA (Kingston Regl Sr Lvg Corp.)
5.25%, 9/15/16	975	904,956
Yonkers NY GO
NPFGC
5.00%, 8/01/12-8/01/14	7,925	8,496,612

		1,395,379,122

Alabama - 0.7%
Alabama Pub Sch & Clg Auth
Series B
5.00%, 5/01/18	11,055	12,521,667

Arizona - 0.0%
Pima Cnty AZ IDA (Horizon Learning Ctr)
4.45%, 6/01/14	550	531,102

California - 3.9%
California Econ Recovery (California Econ Rec Spl Tax)
Series 2009A
5.25%, 7/01/21	5,000	5,356,850
Series A
5.00%, 7/01/18-7/01/20	27,975	30,537,922
California Statewide CDA (California General Fund Obl)
Series 2009

5.00%, 6/15/13	26,250	27,822,112
San Diego Cnty CA Wtr Auth
NPFGC Series 1991B
6.30%, 4/21/11 (f)	9,000	9,139,410
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
Series 2009 E
5.00%, 5/01/21	1,245	1,306,242

		74,162,536

Colorado - 0.1%
Denver CO City & Cnty Arpt (Denver Intl Airport)
Series D
7.75%, 11/15/13	495	544,287
Todd Creek Farms Met Dist #1 Co.
5.60%, 12/01/14 (c)	2,765	1,244,250

		1,788,537

District of Columbia - 0.3%
Metro Washington Arpt Auth VA
5.00%, 10/01/19-10/01/21	5,795	6,136,480

Florida - 5.3%
Beacon Tradeport CDD FL
Series B
7.125%, 5/01/22	1,180	1,212,533
Citizens Ppty Ins Corp. FL
Series 2009A1
6.00%, 6/01/16	32,640	35,634,720
Series 2010A
5.00%, 6/01/16	7,175	7,435,668
Dupree Lakes CDD FL
6.83%, 11/01/15	405	381,283
Durbin Crossing CDD FL
Series 1
5.25%, 11/01/15	2,905	1,914,163
Fiddlers Creek CDD #2 FL
Series B
5.75%, 5/01/13 (c)(e)	950	313,500
Florida Brd of Ed Lottery
Series 2010 C
5.00%, 7/01/18	16,355	18,038,093
Florida Hurricane Catastr Fd Fin Corp.
Series 2010A
5.00%, 7/01/15	13,660	14,692,286
Hammock Bay CDD FL
Series B
5.375%, 5/01/11	50	49,892
Heritage Plantation CDD FL
Series B
5.10%, 11/01/13 (c)(e)	955	382,000
Lee Cnty FL Port Auth Arpt (Southwest Florida Intl Airport)
AGC Series A
5.00%, 10/01/16	3,500	3,738,735
AGM Series 2010A

5.00%, 10/01/17	1,270	1,335,862
Live Oak CDD FL
Series 2010
7.36%, 11/01/20	715	710,953
Miami Beach FL Hlth Fac Auth (Mt. Sinai Medical Center FL)
6.75%, 11/15/24	3,300	3,235,749
Miami-Dade Cnty FL Aviation (Miami Intl Airport)
5.75%, 10/01/20	1,435	1,582,934
Midtown Miami CDD FL
Series 04A
6.00%, 5/01/24	1,290	1,177,164
Overoaks CDD FL
Series 2010A-1
6.125%, 5/01/35 (c)	90	85,473
Series 2010A-2
6.125%, 5/01/35 (c)(g)	200	135,988
Series 2010B
5.125%, 5/01/17 (c)(g)	455	363,554
Series 4B
5.125%, 5/01/09	185	0
Parkway Center CDD FL
Series B
5.625%, 5/01/14	1,790	1,453,032
Paseo CDD FL
5.00%, 2/01/11 (c)(e)	860	206,400
Polk Cnty FL SD Sales Tax
AGM
5.00%, 10/01/16	2,665	2,869,645
Six Mile Creek CDD FL
5.50%, 5/01/17 (c)	1,165	361,150
Sterling Hill CDD FL
Series B
5.50%, 11/01/10 (e)	165	125,400
Stoneybrook CDD FL
Series B
5.45%, 11/01/15 (c)(e)	4,300	1,720,000
Venetian CDD FL
Series B
5.95%, 5/01/12	175	173,323
Verano CDD FL
Series B
5.00%, 11/01/13	1,740	1,305,331

		100,634,831

Georgia - 0.4%
Main Street Nat Gas, Inc. (JP Morgan Chase)
Series A
5.00%, 3/15/17	6,975	7,373,551

Guam - 0.2%
Guam COP
Series 2010A
6.00%, 12/01/20	1,625	1,557,189

Guam Wtrworks Auth
5.00%, 7/01/11	2,160	2,179,440

		3,736,629

Illinois - 0.5%
Bolingbrook IL Sales Tax
5.75%, 1/01/15	1,695	1,210,654
Cortland IL Spl Tax (Sheaffer Sys Proj Assmt)
5.50%, 3/01/17 (c)	1,307	777,181
Cortland IL SSA #10
5.125%, 3/01/14	2,747	2,551,111
Illinois Finance Auth (The Admiral at The Lake)
6.00%, 5/15/17	3,950	3,922,943
Pingree Grove SSA #1 IL (Pingree Grove SSA #1 Cambridge)
Series 5-1
5.25%, 3/01/15	742	693,518

		9,155,407

Indiana - 0.6%
Indiana Bond Bank Gas (JP Morgan Chase)
5.25%, 10/15/18-10/15/21	10,745	11,057,067

Louisiana - 0.2%
Isabella Lakes CDD LA
6.00%, 8/01/22	1,515	974,539
Juban Parc LA CDD (Juban Parc CDD LA)
5.15%, 10/01/14	1,155	1,088,888
Whispering Springs CDD LA
5.20%, 10/01/21	1,500	1,000,530

		3,063,957

Nevada - 0.7%
Clark Cnty NV Arpt (Mccarran Airport)
AGM Series C 2009
5.00%, 7/01/23	7,400	7,476,442
Clark Cnty NV SD GO
Series B
5.00%, 6/15/17	3,620	4,050,310
Henderson NV LID # T-16 (Henderson NV LID # T-16 Falls)
4.625%, 3/01/12 (c)	535	379,748
Las Vegas NV SID #607 (Las Vegas NV SID #607 Providence)
5.35%, 6/01/12	1,360	1,355,566

		13,262,066

New Jersey - 0.4%
Tobacco Settlement Fin Corp. NJ
5.75%, 6/01/32 (Pre-refunded/ETM)	7,125	7,527,491

North Carolina - 0.4%
North Carolina Eastern Mun Pwr Agy
5.00%, 1/01/15	1,475	1,605,390
5.375%, 1/01/17	2,285	2,382,272
North Carolina Mun Pwr Agy #1
Series A
5.25%, 1/01/17	2,290	2,567,846

		6,555,508

Ohio - 0.3%
Columbiana Cnty Port Auth OH (Liberty Waste Trnsp LLC)
Series A
7.00%, 8/01/21	1,315	1,150,033
Ohio Air Quality Dev Auth (Cleveland Electric Illum)
7.25%, 11/01/32	4,865	5,182,247

		6,332,280

Pennsylvania - 1.4%
Allegheny Cnty PA Hosp Dev Auth (West Penn Allegheny Hlth Sys)
Series 07A
5.00%, 11/15/17	9,845	8,566,528
Philadelphia PA Parking Auth (Philadelphia Airport Parking)
5.00%, 9/01/16-9/01/21	14,925	15,490,511
5.25%, 9/01/23	2,075	2,112,620

		26,169,659

Puerto Rico - 7.0%
Puerto Rico Elec Pwr Auth
5.25%, 7/01/13-7/01/15	12,425	13,467,099
5.50%, 7/01/16-7/01/19	15,645	17,231,287
Series 2010AAA
5.25%, 7/01/21	8,575	9,067,205
Series 2010ZZ
5.25%, 7/01/22	7,900	8,266,481
NPFGC
5.50%, 7/01/16	3,695	4,113,791
Puerto Rico GO
5.00%, 7/01/13	4,980	5,272,426
5.25%, 7/01/14	1,305	1,389,094
Puerto Rico Govt Dev Bank
5.00%, 12/01/11-12/01/14	12,470	13,096,202
Series B
5.00%, 12/01/13	4,410	4,723,419
NPFGC Series 2009
4.75%, 12/01/15	7,460	7,680,518
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax)
AMBAC Series 2007N
2.264%, 7/01/28 (b)	1,090	769,551
Puerto Rico Pub Bldgs Auth
5.25%, 7/01/11 (Pre-refunded/ETM)	5	5,116
Puerto Rico Pub Bldgs Auth (Puerto Rico GO)
5.00%, 7/01/28	1,000	1,027,580
5.75%, 7/01/15	4,245	4,594,576

Series C
5.25%, 7/01/11	1,780	1,814,763
Puerto Rico Pub Fin Corp. (Puerto Rico Lease)
Series A
5.75%, 8/01/27	1,405	1,437,343
Puerto Rico Sales Tax Fin Corp.
5.50%, 8/01/22	23,245	24,611,109
Series 2009A
5.00%, 8/01/39 (Pre-refunded/ETM)	11,300	11,600,128
Univ of Puerto Rico
5.00%, 6/01/13	1,015	1,075,078

		131,242,766

South Carolina - 0.0%
Lancaster Cnty SC Edenmore ID
Series B
5.375%, 12/01/16 (c)(e)	1,159	405,650

Tennessee - 0.9%
Tennessee Energy Acq Corp. Gas (Goldman Sachs Group, Inc.)
Series A
5.25%, 9/01/21	17,375	17,136,962

Virginia - 0.1%
Broad Street CDA VA
7.125%, 6/01/15 (Pre-refunded/ETM)	1,152	1,295,896
Celebrate Virginia North CDA VA
Series B
6.25%, 3/01/18 (c)	1,444	1,153,641

		2,449,537

Washington - 0.6%
Port of Seattle WA
5.00%, 2/01/21	11,010	11,515,139

Total Investments - 97.9% (cost $1,810,247,465) (h)		1,848,137,944
Other assets less liabilities - 2.1%		40,403,128

Net Assets - 100.0%		$1,888,541,072

(a)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2010.
(b)	Variable rate coupon, rate shown as of December 31, 2010.
(c)	Illiquid security.
(d)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of December 31, 2010 and the aggregate market value of this security amounted to $13,266,329 or 0.70% of net assets.
(e)	Security is in default and is non-income producing.
(f)	Floating Rate Security. Stated interest rate was in effect at December 31, 2010.
(g)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(h)	As of December 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $66,876,746 and gross unrealized depreciation of investments was $(28,986,267), resulting in net unrealized appreciation of $37,890,479.

As of December 31, 2010, the Portfolio held 25.9% of net assets in insured bonds(of this amount 3.8% represents the Portfolio’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

ACA	-	ACA Financial Guaranty Corporation
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CDD	-	Community Development District
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
ID	-	Improvement District
IDA	-	Industrial Development Authority/Agency
LID	-	Local Improvement District
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
SD	-	School District
SFMR	-	Single Family Mortgage Revenue
SID	-	Special Improvement District
SRF	-	State Revolving Fund
SSA	-	Special Services Area
UDC	-	Urban Development Corporation
XLCA	-	XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc. - New York Municipal Portfolio

December 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3			Total
Assets:
Long-Term Municipal Bonds	$—	$1,848,137,944	$	– 0	–	$1,848,137,944

Total Investments in Securities	—	1,848,137,944		– 0	–	1,848,137,944
Other Financial Instruments*	—	—		—		—

Total	$—	$1,848,137,944	$	– 0	–	$1,848,137,944

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the end of the reporting period.

	Long-Term Municipal Bonds			Total
Balance as of 9/30/10		$—			$—
Accrued discounts/(premiums)		—			—
Realized gain (loss)		41,643			41,643
Change in unrealized appreciation/depreciation		—			—
Net purchases (sales)		(41,643)			(41,643)
Net transfers in to Level 3		—			—
Net transfers out of Level 3		—			—

Balance as of 12/31/10	$	– 0	–	$	– 0	–

Net change in unrealized appreciation/depreciationfrom Investments held as of 12/31/10*		$—			$—

Sanford C. Bernstein Fund, Inc. - Diversified Municipal Portfolio

Portfolio of Investments

December 31, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.5%
Long-Term Municipal Bonds - 98.5%
Alabama - 2.8%
Alabama Pub Sch & Clg Auth
Series 2009 A
5.00%, 5/01/16-5/01/17	$86,830	$98,610,140
Birmingham AL Arpt Auth
(Birmingham-Shuttlesworth Intl Arpt)
6.00%, 7/01/21-7/01/22	10,070	10,939,828
Birmingham AL Wtrwks Brd
Series 2010A
5.00%, 1/01/21-1/01/22	13,235	13,978,708
Jefferson Cnty AL Lt Sch Wts
Series A
5.25%, 1/01/11	1,700	1,700,000
Jefferson Cnty AL Swr
FGIC Series 02
5.00%, 2/01/41 (Pre-refunded/ETM)	7,725	8,202,019
FGIC Series 02B
5.00%, 2/01/41 (Pre-refunded/ETM)	12,105	12,891,825
FGIC Series D
5.00%, 2/01/42 (Pre-refunded/ETM)	5,900	6,283,500

		152,606,020

Arizona - 1.8%
Arizona Hlth Fac Auth (Phoenix Children’s Hospital)
1.34%, 2/01/42 (a)	18,025	16,734,410
Arizona School Fac Brd COP
NPFGC-RE Series A-1
5.00%, 9/01/15	1,765	1,906,888
Arizona Tourism & Sports Auth (Arizona Tourism/Sports Spl Tax)
5.00%, 7/01/15-7/01/16	3,815	3,829,163
Arizona Trans Brd Fed Hwy Grant
Series 2009A
5.00%, 7/01/15	16,810	18,980,171
Arizona Trnsp Brd Highway
5.00%, 7/01/15	8,480	9,672,712
Maricopa Cnty AZ IDA MFHR (Steeplechase Apts)
Series B
6.25%, 12/01/20	1,550	1,551,736
Phoenix AZ Civic Impt Corp. (Phoenix AZ Civic Impt Airport)
5.00%, 7/01/20-7/01/25	26,890	27,461,945
Phoenix AZ Civic Impt Corp. (Phoenix AZ Transit Excise Tax)
AMBAC
5.00%, 7/01/14	5,000	5,549,450
Phoenix AZ Civic Impt Corp. (Phoenix AZ Wastewater)
NPFGC
5.00%, 7/01/14	5,000	5,565,600
Pima Cnty AZ IDA (Global Water Resources)
5.45%, 12/01/17	2,300	2,197,926

Pima Cnty AZ IDA (Horizon Learning Ctr)
4.45%, 6/01/14	1,245	1,202,222
Salt Verde Fin Corp. Gas (Citigroup, Inc.)
Series 2007
5.25%, 12/01/21	1,430	1,412,411

		96,064,634

California - 8.5%
California Dept Wtr Res Pwr
Series 2010L
5.00%, 5/01/17-5/01/19	200,770	225,167,734
California Econ Recovery (California Econ Rec Spl Tax)
Series 2009 A
5.00%, 7/01/19	16,765	18,327,498
Series 2009A
5.25%, 7/01/21	2,660	2,849,844
Series A
5.00%, 7/01/20	5,675	6,058,971
5.25%, 1/01/11-7/01/12	14,430	15,272,090
California GO
5.00%, 2/01/11-5/01/17	34,780	37,516,082
6.00%, 2/01/11	15,760	15,812,796
Series 2008
5.00%, 4/01/18	5,000	5,405,900
Series 2009
5.25%, 10/01/20	5,085	5,387,863
California Statewide CDA (California General Fund Obl)
Series 2009
5.00%, 6/15/13	60,165	63,768,282
Fremont CA USD GO
Series B
5.00%, 8/01/27	1,000	1,015,470
Fresno CA USD GO
NPFGC Series A
6.00%, 2/01/20	3,255	3,533,661
Golden St Tobacco Sec CA
FGIC
5.50%, 6/01/33 (Pre-refunded/ETM)	5,000	5,501,950
Los Angeles CA Dept Arpts (Los Angeles Intl Airport)
5.00%, 5/15/22-5/15/23	24,415	25,586,592
Sacramento CA Fin Auth (Sacramento CA Lease)
Series B
5.40%, 11/01/20	1,000	1,057,760
Sacramento CA Mun Util Dist
NPFGC Series G
6.50%, 9/01/13	800	850,792
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
Series 2009 E
5.25%, 5/01/22-5/01/23	10,295	10,833,958
NPFGC-RE Series 2006 32F
5.25%, 5/01/18	3,700	4,119,913
Vernon CA Elec Sys

Series A
5.25%, 8/01/14	12,160	13,144,230

		461,211,386

Colorado - 2.2%
Baptist Rd Rural Trnsp Auth Co. (Baptist Road Co. Sales & Use)
4.80%, 12/01/17	305	248,038
Broomfield CO COP
5.00%, 12/01/16-12/01/20	13,710	15,217,062
Colorado DOT
NPFGC Series B
5.50%, 6/15/13-6/15/14	8,300	9,400,538
Denver CO City & Cnty Arpt (Denver Intl Airport)
Series 2010 A
5.00%, 11/15/21-11/15/23	19,630	20,611,481
Series A-1
5.00%, 11/15/11-11/15/12	37,960	39,817,500
5.25%, 11/15/13	11,305	12,249,194
Mun Subdist No Co. Wtr Dist
AMBAC Series J
5.00%, 12/01/13	7,295	7,918,285
PV Wtr & San Met Dist Co.
Series 06
Zero Coupon, 12/15/17 (b)	13,168	4,608,800
Regional Trnsp Dist CO (Denver Transit Partners)
5.00%, 1/15/21	2,800	2,724,652
5.25%, 1/15/24-7/15/24	7,745	7,417,625
Todd Creek Farms Met Dist #1 Co.
4.75%, 12/01/09 (c)	2,185	995,049

		121,208,224

Connecticut - 0.2%
Connecticut Spl Tax Obl (Connecticut Trnsp Prog Spl Tax)
Series B
5.375%, 10/01/13	4,795	4,952,612
Univ of Connecticut Student Fee
NPFGC-RE Series A
5.25%, 11/15/17	3,065	3,293,710

		8,246,322

Delaware - 0.1%
Delaware Trnsp Auth
NPFGC
5.00%, 7/01/11	3,680	3,764,235

District of Columbia - 0.8%
District of Columbia GO
AGM Series C
5.00%, 6/01/14 (Pre-refunded/ETM)	5,790	6,501,302
District of Columbia HFA SFMR (District of Columbia HFA)
Series A
6.25%, 12/01/28	435	435,170
District of Columbia Wtr & Swr Auth
6.00%, 10/01/16	1,635	1,942,952

Metro Washington Arpt Auth VA
5.00%, 10/01/20	11,905	13,119,310
Series 2008A
5.50%, 10/01/14	4,140	4,629,224
Series 2010B
5.00%, 10/01/13	3,325	3,606,162
Series A
5.50%, 10/01/12-10/01/18	11,910	13,056,804
NPFGC Series 2005 A
5.25%, 10/01/15	1,715	1,912,276

		45,203,200

Florida - 8.4%
Beacon Tradeport CDD FL
Series B
7.125%, 5/01/22	2,410	2,476,444
Bonnet Creek Resort CDD FL
7.125%, 5/01/12	760	758,336
Brevard Cnty FL Sch Brd
AMBAC
5.00%, 7/01/26 (Pre-refunded/ETM)	5,000	5,319,450
Broward Cnty FL Sch Brd COP
NPFGC-RE Series A
5.00%, 7/01/13-7/01/14	7,190	7,738,815
Chapel Creek FL CDD
Series B
5.25%, 5/01/15 (b)(c)	3,660	1,244,400
Citizens Ppty Ins Corp. FL
Series A-1
5.00%, 6/01/11	46,820	47,625,772
NPFGC Series A
5.00%, 3/01/14-3/01/16	103,100	107,904,322
Collier Cnty FL Sch Brd COP
AGM
5.00%, 2/15/16	5,000	5,475,400
Dade Cnty FL SD GO
NPFGC Series 94
5.00%, 8/01/12	8,060	8,501,769
Dupree Lakes CDD FL
6.83%, 11/01/15	240	225,946
Durbin Crossing CDD FL
Series 1
5.25%, 11/01/15	1,385	912,604
Fishhawk CDD #2 FL
Series B
5.00%, 5/01/12	1,290	1,164,638
Florida Brd of Ed GO
9.125%, 6/01/14 (Pre-refunded/ETM)	150	183,122
Florida Brd of Ed GO (Florida GO)
9.125%, 6/01/14	590	651,283
Series A
5.00%, 6/01/12-1/01/16	44,370	48,728,535
Series B
5.00%, 1/01/12-1/01/16	18,220	19,493,954
Series D
5.00%, 6/01/12	4,610	4,886,093
NPFGC-RE Series G
5.25%, 6/01/11	2,125	2,166,884

Florida Brd of Ed Lottery
NPFGC Series 2002C
5.00%, 1/01/17	3,740	3,989,869
NPFGC Series C
5.25%, 1/01/11	4,660	4,660,000
Florida Dept Envrn Protn FL Forever (Florida Documentary Stamp Tax)
AMBAC
5.00%, 7/01/15	4,825	5,360,189
AMBAC Series A
5.00%, 7/01/13-7/01/14	12,095	13,241,447
NPFGC Series B
5.00%, 7/01/15	6,095	6,798,546
NPFGC-RE Series A
5.00%, 7/01/18	3,500	3,735,760
Florida GO
Series 2009 B
5.00%, 7/01/17	3,245	3,707,250
Florida Hurricane Catastr Fd Fin Corp.
Series 2008A
5.00%, 7/01/13	20,000	21,204,200
Series A
5.00%, 7/01/11	32,320	32,843,261
Florida Turnpike Auth (Florida Turnpike)
AGM Series A
5.00%, 7/01/12	6,375	6,758,711
NPFGC-RE Series A
5.00%, 7/01/11	1,020	1,042,185
Hammock Bay CDD FL
Series B
5.375%, 5/01/11	50	49,892
Heritage Plantation CDD FL
Series B
5.10%, 11/01/13 (b)(c)	3,545	1,418,000
Jacksonville FL Elec Auth
Series 2009 G
5.00%, 10/01/19	2,695	2,986,249
Series 2009B
5.00%, 10/01/15	5,780	6,317,193
Lake Ashton II CDD FL
Series B
4.875%, 11/01/10 (c)	885	761,100
5.00%, 11/01/11 (b)(c)	6,810	2,247,300
Live Oak CDD FL
Series 2010
7.36%, 11/01/20	3,075	3,057,595
Miami Beach FL Hlth Fac Auth (Mt. Sinai Medical Center FL)
6.75%, 11/15/24	6,990	6,853,905
Miami-Dade Cnty FL SD GO
NPFGC
5.00%, 2/15/13	3,325	3,543,652
NPFGC Series 1997
5.00%, 2/15/15	2,455	2,659,330
Midtown Miami CDD FL
Series 04A
6.00%, 5/01/24	3,915	3,572,555
Miromar Lakes CDD FL

Series 00A
7.25%, 5/01/12	1,615	1,580,972
Orange Cnty FL Sales Tax
NPFGC-RE Series A
5.00%, 1/01/13	5,520	5,892,655
Overoaks CDD FL
Series 2010A-1
6.125%, 5/01/35 (b)	250	237,425
Series 2010A-2
6.125%, 5/01/35 (b)(d)	535	363,768
Series 2010B
5.125%, 5/01/17 (b)(d)	1,225	978,800
Series 4B
5.125%, 5/01/09	510	0
Parkway Center CDD FL
Series B
5.625%, 5/01/14	3,850	3,125,237
Paseo CDD FL
5.00%, 2/01/11 (b)(c)	2,015	483,600
Series B
4.875%, 5/01/10 (c)	4,180	836,000
Sarasota Cnty FL Util Sys
NPFGC-RE Series C
5.25%, 10/01/21	2,000	2,095,040
Sarasota County FL Sch Brd COP
5.00%, 7/01/18	2,350	2,562,675
Stoneybrook CDD FL
Series B
5.45%, 11/01/15 (b)(c)	7,075	2,830,000
Sunrise FL Util Sys
AMBAC
5.50%, 10/01/13 (Pre-refunded/ETM)	2,445	2,741,481
Sweetwater Creek CDD FL
Series B-1
5.30%, 5/01/17 (b)	990	425,700
Series B-2
5.125%, 5/01/13 (b)	2,935	1,262,079
Tampa FL Occuptl License Tax
NPFGC-RE Series A
5.375%, 10/01/17-10/01/18	8,110	8,475,527
Tampa FL Wtr & Swr Sys
Series A
5.25%, 10/01/18	1,160	1,199,776
Tampa Hillsboro Cnty FL Expwy Auth
AMBAC
5.00%, 7/01/12	8,575	8,994,489
Venetian CDD FL
Series B
5.95%, 5/01/12	225	222,845
Verano CDD FL
Series B
5.00%, 11/01/12-11/01/13	4,705	3,528,311
Villages of Westport CDD FL
Series 05A
5.125%, 5/01/15	1,370	1,152,307
Waterset North CDD FL
Series B

6.55%, 11/01/15	7,015	4,210,613

		455,465,256

Georgia - 3.5%
Atlanta GA Arpt (Hartsfield Jackson Atlanta Intl Arpt)
Series 2010C
5.00%, 1/01/18-1/01/19	9,260	9,879,367
5.25%, 1/01/20	6,500	6,936,345
5.50%, 1/01/21	7,500	8,060,550
5.75%, 1/01/22-1/01/23	20,000	21,557,130
Series 2101C
5.875%, 1/01/24	2,745	2,940,966
Atlanta GA Arpt PFC (Hartsfield Jackson Atlanta Intl Arpt)
Series 2010B
5.00%, 1/01/20-1/01/22	22,650	23,281,167
Gainesville GA Redev Auth (Gainesville GA GO)
Series 2009B
5.00%, 11/15/13	1,550	1,693,592
Georgia Mun Elec Auth
Series 2010 B
5.00%, 1/01/16-1/01/20	43,500	46,816,590
AGM Series A
5.25%, 1/01/14	4,230	4,647,628
NPFGC Series A
5.25%, 1/01/14-11/01/21	6,625	7,048,361
Main Street Nat Gas, Inc. (JP Morgan Chase)
Series 2006A
5.00%, 3/15/18	1,960	2,056,373
Series A
5.00%, 3/15/11-3/15/17	34,240	35,388,316
Main Street Nat Gas, Inc. (Merrill Lynch & Co., Inc.)
Series B
5.00%, 3/15/12-3/15/13	8,905	9,283,623
Metro Atlanta Rapid TRAN Auth GA
NPFGC-RE Series A
5.00%, 7/01/12-7/01/13	11,630	12,605,718

		192,195,726

Guam - 0.1%
Guam GO
Series 2009A
5.75%, 11/15/14	3,285	3,407,925
Guam Wtrworks Auth COP
Series 05
5.00%, 7/01/13	1,345	1,383,628

		4,791,553

Hawaii - 1.6%
Hawaii GO
AGM
5.50%, 2/01/21	1,470	1,531,005
AGM Series CX
5.50%, 2/01/17	4,055	4,248,626
5.50%, 2/01/21 (Pre-refunded/ETM)	1,070	1,127,256

AMBAC
5.00%, 7/01/15	9,130	10,380,262
AMBAC Series DG
5.00%, 7/01/14	37,695	42,272,681
Honolulu HI Wstwtr Sys
Series 2009 A
5.00%, 7/01/21-7/01/22	6,900	7,364,372
Series 2010A
5.00%, 7/01/24	16,500	17,248,110

		84,172,312

Illinois - 3.9%
Bolingbrook IL Sales Tax
5.75%, 1/01/15	3,390	2,421,308
Chicago IL Brd of Ed COP (Chicago IL Brd of Ed GO)
NPFGC Series A
6.25%, 1/01/11	1,880	1,880,000
Chicago IL GO
AGM Series A
5.00%, 1/01/12	5,760	5,987,290
Chicago IL Park Dist Hbr
5.875%, 1/01/13 (Pre-refunded/ETM)	1,780	1,780,000
5.875%, 1/01/14 (Pre-refunded/ETM)	1,920	1,920,000
5.875%, 1/01/15 (Pre-refunded/ETM)	2,035	2,035,000
Chicago IL Pub Bldg Comm
AMBAC
5.25%, 3/01/21 (Pre-refunded/ETM)	4,000	4,363,360
Chicago IL Recovery Zone (BP PLC)
6.125%, 12/01/18	6,965	6,949,398
Chicago IL Sales Tax
AGM
5.00%, 1/01/16	5,000	5,523,150
Chicago IL Tax Increment (Kingsbury Redev Proj)
Series A
6.57%, 2/15/13	1,350	1,342,035
Chicago IL Trnsp Auth Fed GAN (Chicago IL Fed Hwy Grant)
AMBAC Series 2004
5.25%, 6/01/13	2,520	2,700,911
Chicago IL Wstwtr
NPFGC Series B
5.25%, 1/01/15	4,225	4,566,633
Cortland IL Spl Tax (Sheaffer Sys Proj Assmt)
5.50%, 3/01/17 (b)	5,078	3,019,531
Du Page Cnty IL GO
5.60%, 1/01/21	8,655	9,870,681
Illinois Civic Ctr Spl Tax
AMBAC
6.25%, 12/15/20	3,135	3,576,157
Illinois Dev Fin Auth (Adventist Health Sys/sunbelt)
NPFGC Series B
2.761%, 1/01/19 (e)	5,730	5,411,870
Illinois Dev Fin Auth (Illinois SRF)

Series 2002
5.25%, 3/01/12	5,825	6,130,113
Illinois Finance Auth (The Admiral at The Lake)
6.00%, 5/15/17	2,185	2,170,033
Illinois GO
5.00%, 1/01/13-9/01/14	7,060	7,429,911
Series 2006 A
5.00%, 6/01/15	4,875	5,132,302
Series 2010
5.00%, 1/01/17-1/01/19	43,205	44,646,083
AGM Series A
5.25%, 10/01/13	7,785	8,225,086
AMBAC
5.00%, 4/01/11-11/01/14	8,765	9,166,949
AMBAC Series B
5.00%, 3/01/13-3/01/14	16,355	17,137,914
NPFGC
5.25%, 4/01/11-10/01/21	8,275	8,336,110
NPFGC Series B
5.00%, 3/01/15	5,000	5,229,600
Illinois Sales Tax
Series Q
6.00%, 6/15/12	2,335	2,412,008
Matteson IL GO
8.00%, 12/01/29 (d)	19,775	14,161,273
Pingree Grove SSA #1 IL (Pingree Grove SSA #1 Cambridge)
Series 5-1
5.25%, 3/01/15	1,248	1,166,456
Regional Trnsp Auth IL Sales Tax
NPFGC Series A
5.00%, 7/01/16	5,285	5,821,850
NPFGC-RE Series B
5.50%, 6/01/17	1,025	1,152,951
NPFGC-RE Series C
7.75%, 6/01/20	1,005	1,266,089
Univ of Illinois COP
AMBAC Series A
5.50%, 8/15/18 (Pre-refunded/ETM)	2,375	2,448,102
Will & Kendall Cnty CSD #202 IL GO
NPFGC-RE
5.00%, 1/01/14-1/01/16	8,705	9,410,550

		214,790,704

Indiana - 0.4%
Allen Cnty IN Juv Justice Ctr (Allen Cnty IN Lease Just Ctr)
AMBAC
5.50%, 1/01/18	1,575	1,606,201
Indianapolis IN Gas Util
Series A
5.00%, 8/15/30	7,670	8,193,707
Indianapolis IN Loc Bond Bank
Series B
6.00%, 1/10/13	2,325	2,428,579
Jasper Cnty IN PCR (No. Indiana Pub Serv Co.)
NPFGC

5.60%, 11/01/16	6,285	6,711,500

		18,939,987

Kansas - 0.5%
Wyandotte Cnty/Kansas City KS Uni Govt (Wyandotte Cnty/Kansas City KS Sales Tax)
Series 2010B
Zero Coupon, 6/01/21	26,125	13,881,780
Wyandotte Cnty/Kansas City KS Uni Govt (Wyandotte Cnty/Kansas City KS Util Sys)
AMBAC Series 2004
5.65%, 9/01/13-9/01/14	11,960	13,265,752

		27,147,532

Kentucky - 0.3%
Kentucky Asset Liability Comm (Kentucky Fed Hwy Grant)
NPFGC
5.00%, 9/01/16	5,000	5,641,200
Kentucky Prop & Bldg Comm (Kentucky Lease Prop & Bldg)
NPFGC-RE
5.00%, 3/01/13-3/01/14	7,970	8,622,390

		14,263,590

Louisiana - 2.3%
Coves of The Highland CDD LA
5.60%, 11/01/21 (b)(c)	4,025	161,000
De Soto Parish LA PCR (International Paper Co.)
Series A-2
5.00%, 10/01/12	4,700	4,868,401
E. Morial New Orleans Exhib Hall LA
AMBAC Series A
5.25%, 7/15/20 (Pre-refunded/ETM)	3,450	3,819,667
Jefferson LA Sales Tax Dist
Series 2009B
5.00%, 12/01/20	3,415	3,697,899
Lakeshore Vlgs Master CDD LA
5.25%, 7/01/17 (b)	9,814	4,416,300
Louisiana Agric Fin Auth (Louisiana Agric Fin Auth Lease)
5.25%, 9/15/17	21,790	20,874,602
Louisiana Citizens Ppty Ins Corp.
AMBAC Series B
5.25%, 6/01/14	1,770	1,878,501
Louisiana GO
AGM Series C
5.00%, 5/01/13-5/01/14	21,545	23,692,233
AMBAC Series A
5.00%, 10/15/12	11,965	12,863,452
Louisiana Loc Govt Envrn Fac & CDA (Cargo Acquisition Group)
Series 02
6.65%, 1/01/25	500	479,820
Louisiana Loc Govt Envrn Fac & CDA (LCTCS Fac Corp. Proj)
5.00%, 10/01/21-10/01/25	16,045	16,597,010

Louisiana St Office Facs Corp. (Louisiana Lease St Off Bldg)
5.00%, 3/01/13-3/01/18	13,670	14,770,114
Morehouse Parish LA PCR (International Paper Co.)
Series A
5.25%, 11/15/13	7,340	7,805,870
New Orleans LA GO
NPFGC
5.25%, 12/01/20	5,845	5,986,683
Orange Grove CDD LA
5.30%, 11/01/21	1,745	1,234,413
Terrebonne Parish LA Wtrwks
AMBAC Series A
5.25%, 11/01/23	2,000	2,057,660

		125,203,625

Massachusetts - 2.1%
Massachusetts Bay Trnsp Auth
Series A
5.25%, 7/01/20 (Pre-refunded/ETM)	3,600	3,829,428
Massachusetts Bay Trnsp Auth (Massachusetts GO)
Series A
5.50%, 3/01/12	1,810	1,839,865
Massachusetts GO
Series A
5.50%, 1/01/11	1,305	1,305,000
Series B
5.00%, 8/01/12	17,750	18,961,615
Series C
5.00%, 5/01/12	8,175	8,650,213
NPFGC Series 2004
5.50%, 12/01/19	7,720	9,079,724
NPFGC Series D
5.375%, 8/01/22 (Pre-refunded/ETM)	2,495	2,673,792
5.375%, 8/01/22 (Pre-refunded/ETM)	110	117,883
5.50%, 11/01/12	20,050	21,804,575
Massachusetts Hlth & Ed Facs Auth (Caregroup, Inc.)
Series E2
5.00%, 7/01/12-7/01/17	21,980	23,228,842
Massachusetts Hlth & Ed Facs Auth (Harvard Univ)
Series N
6.25%, 4/01/20	2,820	3,576,775
Massachusetts Wtr Poll Abatmnt
Series B
5.25%, 8/01/14 (Pre-refunded/ETM)	995	1,089,883
Massachusetts Wtr Poll Abatmnt (Massachusetts SRF)
Series B
5.25%, 8/01/14	60	65,612
Univ of Massachusetts Bldg Auth (Univ of Massachusetts Lease)
AMBAC
5.00%, 11/01/18	18,690	20,060,351

		116,283,558

Michigan - 1.8%
Detroit MI Wtr Supply Sys
FGIC Series A
5.25%, 7/01/33 (Pre-refunded/ETM)	5,155	5,271,864
Grand Rapids MI Wtr Supply Sys
NPFGC-RE
5.75%, 1/01/12 (Pre-refunded/ETM)	2,100	2,100,000
Lansing MI Cmnty Clg GO
FGIC
5.50%, 5/01/16 (Pre-refunded/ETM)	3,515	3,739,538
Michigan Bldg Auth (Michigan Lease Fac Prog)
Series 2009 I
5.00%, 10/15/12-10/15/15	25,160	27,162,756
NPFGC Series 2004
5.375%, 10/01/13	1,805	1,948,443
Michigan COP
NPFGC
5.375%, 9/01/19 (Pre-refunded/ETM)	4,775	4,928,755
Michigan Pub Pwr Agy (Belle River Proj)
NPFGC
5.25%, 1/01/14	3,380	3,686,870
Michigan Trunk Line Spl Tax
Series 2009
5.00%, 11/01/19-11/01/23	11,510	12,487,314
AGM Series 05B
5.00%, 9/01/11	5,130	5,275,333
AGM Series A
5.50%, 11/01/18 (Pre-refunded/ETM)	1,110	1,156,420
AGM Series B
5.00%, 9/01/13	2,055	2,234,792
NPFGC-RE
5.00%, 11/01/12	4,130	4,419,720
5.25%, 11/01/13	5,000	5,498,600
Wayne Cnty MI Arpt Auth (Detroit Metro Wayne Cnty Arpt)
Series 2010C
5.00%, 12/01/17	5,000	5,261,900
Wayne State Univ MI
Series 2009 A
5.00%, 11/15/21-11/15/23	14,100	14,871,390

		100,043,695

Minnesota - 0.3%
Minneapolis-St Paul MN Metro Arpt Commn (Minneapolis-St Paul MN Intl Arpt)
Series B
5.00%, 1/01/14	2,175	2,354,176
Minnesota Mun Pwr Agy Elec
4.50%, 10/01/12	2,395	2,515,708
Southern MN Muni Pwr Agy
AMBAC Series A
5.25%, 1/01/16	6,820	7,653,677
St. Paul MN Hsg & Redev Auth (Healtheast)
5.15%, 11/15/20	2,770	2,567,236

5.75%, 11/15/21	1,750	1,688,278

		16,779,075

Missouri - 0.2%
Jackson Cnty MO Pub Bldg Corp.
5.00%, 12/01/25	1,955	2,010,014
Kansas City MO Mun Assist Corp.
NPFGC-RE
5.00%, 4/15/13	7,215	7,749,631

		9,759,645

Nebraska - 0.2%
Nebraska Pub Pwr Dist
NPFGC Series B
5.00%, 1/01/11	10,355	10,355,000

Nevada - 4.1%
Clark Cnty NV Airport PFC (McCarran Airport)
Series 2008
5.00%, 7/01/12	2,745	2,900,559
5.25%, 7/01/17	16,695	18,531,116
Series A
5.00%, 7/01/13-7/01/14	8,225	8,895,340
Clark Cnty NV Arpt (McCarran Airport)
AGM Series 2009 C
5.00%, 7/01/24	9,060	9,066,161
Clark Cnty NV GO
AGM Series A
5.00%, 6/01/12	8,695	9,213,222
AGM Series B
5.00%, 6/01/12-6/01/13	12,325	13,177,871
AMBAC
5.00%, 11/01/15-11/01/16	17,095	19,329,040
AMBAC Series A
6.50%, 6/01/17	1,760	2,095,034
Clark Cnty NV Motor Vehicle Fuel Tax
AMBAC
5.00%, 7/01/14-7/01/16	26,370	28,884,089
Clark Cnty NV SD GO
Series 2008 A
5.00%, 6/15/21	5,000	5,279,500
AGM
5.50%, 6/15/12	13,425	14,287,153
AGM Series C
5.00%, 6/15/19	22,380	23,902,064
5.25%, 6/15/13	8,800	9,635,824
NPFGC Series C
5.00%, 6/15/13	5,595	6,092,843
NPFGC Series D
5.25%, 6/15/12	5,000	5,303,200
NPFGC-RE Series A
5.00%, 6/15/17	27,880	30,956,837
5.25%, 6/15/14	5,505	6,113,082
Clark Cnty NV SID #142 (Clark Cnty NV SID#142 Mtns Edg)
5.30%, 8/01/11	1,510	1,509,517
Clark Cnty NV SID #151 (Clark Cnty NV SID #151 Summerlin)

4.40%, 8/01/12	190	183,246
Henderson NV LID # T-16 (Henderson NV LID # T-16 Falls)
4.75%, 3/01/13 (b)	970	567,702
Las Vegas NV SID #607 (Las Vegas NV SID #607 Providence)
5.15%, 6/01/11	1,980	1,981,069
Nevada GO
Series 2008C
5.00%, 6/01/15	4,555	5,065,342
Series 2009 B
5.00%, 5/01/14	1,790	1,968,391

		224,938,202

New Hampshire - 0.1%
New Hampshire Hlth & Ed Fac Auth (Univ of New Hampshire)
AMBAC
5.375%, 7/01/20	7,090	7,461,871

New Jersey - 6.7%
Garden St Presv Trust NJ
Series 05A
5.80%, 11/01/17	2,325	2,682,841
New Jersey COP (New Jersey COP Equip Purchase)
Series A
5.00%, 6/15/13-6/15/14	7,365	7,935,820
New Jersey EDA (New Jersey Cigarette Tax)
FGIC Series 4
5.00%, 6/15/11	4,690	4,728,036
New Jersey EDA (New Jersey Lease Sch Fac)
Series W
5.00%, 3/01/15	2,325	2,554,919
NPFGC Series G
5.00%, 9/01/13-9/01/15	24,150	26,016,043
New Jersey EDA (New Jersey Market Transition)
NPFGC Series 1A
5.00%, 7/01/11	11,795	12,029,131
New Jersey EDA (New Jersey Trnst Pj Lease)
5.00%, 5/01/15-5/01/16	55,310	60,807,805
New Jersey GO
NPFGC
5.50%, 8/01/11 (Pre-refunded/ETM)	3,530	3,633,817
New Jersey Trnsp Trust Fd Auth (New Jersey Trnsp Trust Fund)
AMBAC Series A
5.50%, 12/15/13	7,415	8,173,554
NPFGC Series A
5.25%, 12/15/12	10,250	11,039,250
New Jersey Trnsp Trust Fund
Series 2005B
5.25%, 12/15/13 (Pre-refunded/ETM)	255	286,049
AGM Series C
5.75%, 12/15/12	5,000	5,432,850
NPFGC Series 2005B

5.25%, 12/15/13	6,125	6,707,978
NPFGC Series A
5.25%, 12/15/11-12/15/13	26,390	28,517,495
NPFGC Series B
5.25%, 12/15/14	14,605	16,168,173
NPFGC-RE Series A
5.00%, 6/15/13-6/15/14	11,520	12,455,940
NPFGC-RE Series B
5.25%, 12/15/13	5,000	5,475,900
New Jersey Turnpike Auth (New Jersey Turnpike)
AGM Series 2005D-3
5.00%, 1/01/26	14,770	14,936,901
NPFGC Series A
6.00%, 1/01/11	14,175	14,175,000
Tobacco Settlement Auth NJ
6.25%, 6/01/43 (Pre-refunded/ETM)	22,020	24,788,795
6.75%, 6/01/39 (Pre-refunded/ETM)	84,940	96,627,744

		365,174,041

New York - 8.6%
New York NY GO
5.00%, 8/01/16-8/01/17	10,730	12,105,202
5.25%, 8/01/16	17,165	19,605,691
Series 04G
5.00%, 8/01/12	21,110	22,495,871
Series 2009 C
5.00%, 8/01/17-8/01/22	18,190	19,813,514
Series 2010B
5.00%, 8/01/19	12,145	13,502,811
Series B
5.00%, 9/01/15	10,000	11,260,600
Series C
5.00%, 1/01/15-1/01/16	15,370	17,208,112
5.50%, 8/01/14	4,780	5,171,673
Series D
5.00%, 2/01/15-2/01/16	10,290	11,493,277
Series E
5.00%, 8/01/14-8/01/16	36,490	40,613,505
Series H
5.00%, 8/01/11	3,450	3,540,011
Series I
5.875%, 3/15/13	100	100,354
Series J
5.00%, 3/01/17	2,355	2,557,789
Series J-1
5.00%, 8/01/13	10,920	11,932,939
Series N
5.00%, 8/01/12	2,050	2,184,583
New York NY Trnsl Fin Auth
5.00%, 8/01/11 (Pre-refunded/ETM)	2,895	2,973,078
5.25%, 2/01/20	1,975	2,105,883
Series 2003 B
5.00%, 8/01/11 (Pre-refunded/ETM)	2,005	2,059,075
Series 2003E
5.25%, 2/01/21 (Pre-refunded/ETM)	2,710	2,961,461
Series B
5.25%, 2/01/29 (f)	14,235	14,278,701
NPFGC Series 2003E

5.25%, 2/01/21	50	53,187
NPFGC Series E
5.25%, 2/01/22	4,685	4,955,231
New York St Dormitory Auth (New York St Lease CUNY)
Series 2008B
5.00%, 7/01/15-7/01/16	33,770	38,151,988
Series A
5.75%, 7/01/13	985	1,040,800
New York St Dormitory Auth (New York St Lease Mental Hlth)
NPFGC Series 1998D
5.25%, 2/15/13	115	115,145
New York St Dormitory Auth (New York St Lease Svc Contract)
Series 2009 A
5.00%, 7/01/19-7/01/24	25,150	26,679,234
New York St Dormitory Auth (New York St Pers Income Tax)
Series 2009 G
5.00%, 3/15/19-3/15/21	13,865	15,468,712
New York St Dormitory Auth (New York Univ)
NPFGC Series A
6.00%, 7/01/18	2,865	3,399,638
New York St Dormitory Auth (Orange Regl Med Ctr)
6.00%, 12/01/13-12/01/16	14,030	14,670,661
Series 2008
5.50%, 12/01/11	3,000	3,042,450
New York St Thruway Auth
AGM Series 2005A
5.00%, 3/15/18 (Pre-refunded/ETM)	3,650	4,137,129
NPFGC Series A
5.00%, 4/01/21 (Pre-refunded/ETM)	4,700	5,100,910
New York St Thruway Auth (New York St Lease Thruway Svc Contract)
5.00%, 4/01/17	37,425	41,721,016
Series 2009
5.00%, 4/01/18	10,000	11,133,900
New York St Thruway Auth (New York St Pers Income Tax)
AGM Series 2005A
5.00%, 3/15/18	4,210	4,603,635
New York St Thruway Auth (New York St Thruway Auth Ded Tax)
NPFGC-RE Series B
5.00%, 4/01/13-4/01/16	50,925	57,141,899
Tobacco Settlement Fin Corp. NY (New York St Lease Tobacco Asset Sec)
Series 2008
5.00%, 6/01/12	5,935	6,258,636
Series B-1C
5.50%, 6/01/14	15,005	15,054,066

		470,692,367

North Carolina - 3.3%
North Carolina Eastern Mun Pwr Agy
Series 2009 B

5.00%, 1/01/17	1,020	1,110,637
Series A
5.00%, 1/01/14-1/01/15	9,510	10,280,100
5.50%, 1/01/11	4,070	4,070,000
6.00%, 1/01/26 (Pre-refunded/ETM)	1,720	2,109,460
Series C
5.25%, 1/01/11	2,765	2,765,000
North Carolina Infra Fin Corp. COP
Series A
5.00%, 2/01/13-2/01/15	26,725	29,200,927
North Carolina Mun Pwr Agy #1
5.25%, 1/01/14	15,545	16,970,476
5.50%, 1/01/12-1/01/13 (Pre-refunded/ETM)	10,585	11,138,066
Series 2003A
5.50%, 1/01/12	3,470	3,632,431
Series A
5.25%, 1/01/15-1/01/17	64,050	71,550,891
5.50%, 1/01/13	2,640	2,825,170
Series C
5.25%, 1/01/14-1/01/17	18,155	20,134,270
AMBAC Series A
5.25%, 1/01/15	5,490	5,826,208

		181,613,636

Ohio - 3.5%
Cincinnati OH Wtr
Series A
5.00%, 12/01/15	5,780	6,638,735
Cleveland OH Arpt Sys
AMBAC Series 2006 A
5.00%, 1/01/23	3,145	3,153,051
5.25%, 1/01/20	2,315	2,442,186
Cleveland OH Wtrworks
NPFGC-RE Series K
5.25%, 1/01/13	5,000	5,212,650
Columbiana Cnty Port Auth OH (Liberty Waste Trnsp LLC)
Series A
7.00%, 8/01/21	3,900	3,410,745
Cuyahoga Cnty OH Econ Dev (Cuyahoga Cnty OH Lease)
Series 2010G
5.00%, 12/01/19-12/01/24	93,725	100,946,338
Hamilton Cnty OH Sales Tax
AMBAC Series B
5.75%, 12/01/12-12/01/13	1,310	1,314,661
Ohio Bldg Auth (Ohio Lease Adult Corr Fac)
5.00%, 4/01/12	5,000	5,265,950
Ohio Bldg Auth (Ohio Lease Workers Comp Fac)
NPFGC-RE Series A
5.00%, 4/01/12	7,265	7,644,015
Ohio GO
Series A
5.00%, 6/15/14	2,195	2,451,947
Series B
5.00%, 9/15/11	1,785	1,839,835

Ohio Wtr Dev Auth (Cleveland Electric Illum)
Series 2008C
7.25%, 11/01/32	6,980	7,435,166
Ohio Wtr Dev Auth (First Energy Corp.)
2.75%, 6/01/33	30,345	30,366,241
Univ of Cincinnati OH
5.00%, 6/01/20-6/01/21	6,795	7,307,423
Univ of Toledo OH
5.00%, 6/01/21	2,610	2,735,593

		188,164,536

Oklahoma - 0.8%
Mcgee Creek Auth OK Wtr
NPFGC
6.00%, 1/01/23	3,980	4,334,220
Tulsa Cnty OK IDA (Tulsa Cnty OK IDA Cap Impt)
Series B
5.00%, 5/15/11-5/15/12	39,075	40,701,883

		45,036,103

Oregon - 0.7%
Clackamas & Washington Cntys SD #3 OR GO
NPFGC-RE Series B
5.00%, 6/15/12	5,190	5,486,920
Oregon Dept of Admin Svc COP
Series 2009 D
5.00%, 11/01/21-11/01/23	18,535	19,589,365
NPFGC Series B
5.25%, 5/01/14	1,775	1,863,218
Port of Portland OR (Portland Intl Arpt)
Series 2010 20C
5.00%, 7/01/23	1,405	1,394,687
Portland OR Swr Sys
NPFGC Series A
5.00%, 6/15/13	5,090	5,585,613
Tri-County Met Trnsp Dist OR
NPFGC
5.00%, 5/01/12	1,190	1,252,023
Washington Cnty OR SD #48-J GO
5.00%, 6/01/13	4,600	5,033,918

		40,205,744

Pennsylvania - 5.3%
Allegheny Cnty PA Arpt Auth (Pittsburgh Intl Airport)
NPFGC
5.00%, 1/01/18	1,585	1,609,266
Allegheny Cnty PA GO
NPFGC Series C-54
5.375%, 11/01/18 (Pre-refunded/ETM)	3,400	3,688,558
Allegheny Cnty PA Hosp Dev Auth (UPMC Health Sys)
Series 2008A
5.00%, 9/01/14	46,500	50,944,935
Series B

5.00%, 6/15/18	8,200	8,576,708
Allegheny Cnty PA Hosp Dev Auth (West Penn Allegheny Hlth Sys)
Series A
5.00%, 11/15/11-11/15/13	17,165	16,961,725
Allegheny Cnty PA Redev Auth (Pittsburgh Mills Spl Tax)
5.10%, 7/01/14	405	398,532
Central Bucks PA SD GO
NPFGC-RE
5.00%, 5/15/16	5,000	5,701,500
Pennsylvania GO
NPFGC
5.00%, 2/01/15	4,965	5,473,764
NPFGC-RE
5.50%, 2/01/14	5,310	5,988,034
Pennsylvania Pub Sch Bldg Auth (Philadelphia PA SD Lease)
Series A
5.00%, 6/01/14	5,370	5,831,176
Pennsylvania Turnpike Comm
5.00%, 6/01/15	4,260	4,679,184
Series 2009 B
5.00%, 6/01/16-6/01/20	50,040	54,501,500
Philadelphia PA Arpt (Philadelphia Intl Airport)
5.00%, 6/15/21	6,225	6,570,052
Series 2010D
5.00%, 6/15/19-6/15/21	28,140	28,672,779
5.25%, 6/15/22-6/15/23	20,310	20,307,604
Philadelphia PA IDA (Univ of Pennsylvania)
Series 2007
0.91%, 4/26/14 (a)	7,300	7,138,013
Philadelphia PA Parking Auth (Philadelphia Airport Parking)
5.00%, 9/01/14-9/01/20	38,650	40,893,731
Series 2009
5.125%, 9/01/22	9,080	9,263,053
Southeastern PA Trnsp Auth
5.00%, 3/01/23-3/01/24	12,165	12,495,381

		289,695,495

Puerto Rico - 4.1%
Puerto Rico Elec Pwr Auth
5.00%, 7/01/21	23,680	24,586,234
Series 2010ZZ
5.00%, 7/01/17	5,835	6,296,957
5.25%, 7/01/18	2,205	2,392,226
Puerto Rico GO
Series A
5.00%, 7/01/30	26,545	27,277,111
5.25%, 7/01/11	2,135	2,178,298
Puerto Rico Govt Dev Bank
Series B
5.00%, 12/01/13	3,510	3,759,456
Puerto Rico Pub Bldgs Auth (Puerto Rico GO)
Series M

5.50%, 7/01/13	15,205	16,318,158
AMBAC Series 2003H
5.50%, 7/01/16	5,415	5,735,081
Puerto Rico Pub Fin Corp. (Puerto Rico Lease)
Series A
5.75%, 8/01/27	10,145	10,378,538
Puerto Rico Sales Tax Fin Corp.
5.50%, 8/01/21	36,000	38,351,160
Series 2009A
5.375%, 8/01/20	50,000	53,264,500
5.50%, 8/01/23	4,275	4,461,732
Univ of Puerto Rico
Series P
5.00%, 6/01/12-6/01/14	13,525	14,251,575
Series Q
5.00%, 6/01/12-6/01/15	13,055	13,730,115

		222,981,141

Rhode Island - 0.4%
Rhode Island Depositors Corp.
Series A
5.50%, 8/01/20 (Pre-refunded/ETM)	1,500	1,764,780
5.75%, 8/01/19 (Pre-refunded/ETM)	4,940	5,834,930
6.375%, 8/01/22 (Pre-refunded/ETM)	5,780	7,193,673
Rhode Island EDC (Rhode Island DOT Fed Hwy Grant)
AGC Series 2009A
5.25%, 6/15/17	7,955	9,021,527

		23,814,910

South Carolina - 0.9%
Greenville Cnty SD SC Lease
5.00%, 12/01/11-12/01/15	18,600	20,210,062
Horry Cnty SC SD GO
Series A
5.375%, 3/01/18 (Pre-refunded/ETM)	5,285	5,575,781
Lancaster Cnty SC Edenmore ID
Series B
5.375%, 12/01/16 (b)(c)	3,726	1,304,100
Newberry Inv IN Children SC (Newberry Cnty SC SD Lease)
5.25%, 12/01/23-12/01/25	2,315	2,324,820
Richland Cnty SC (International Paper Co.)
Series A
4.60%, 9/01/12	6,350	6,502,336
South Carolina Pub Svc Auth
AGM Series D
5.25%, 1/01/14	2,080	2,250,206
NPFGC Series B
5.00%, 1/01/11-1/01/12	7,385	7,643,863

		45,811,168

Tennessee - 0.1%
Memphis Shelby Cnty Arpt Auth TN (Memphis Intl Airport)
Series 2010 B
5.00%, 7/01/16-7/01/17	3,370	3,552,089

AMBAC Series D
6.25%, 3/01/18	1,055	1,058,682
Tennessee Energy Acq Corp. Gas (Goldman Sachs Group, Inc.)
Series A
5.25%, 9/01/21	2,115	2,086,024

		6,696,795

Texas - 8.2%
Austin TX Utils Sys
AGM
5.00%, 11/15/13	3,035	3,340,321
Bell Cnty TX Hlth Fac Dev Corp.
6.50%, 7/01/19 (Pre-refunded/ETM)	1,000	1,218,690
Camino Real Regl Mob Auth TX
5.00%, 2/15/14-2/15/22	66,195	69,835,546
Series 2008
5.00%, 8/15/21	5,000	4,971,300
Clear Creek TX ISD GO
Series A
5.00%, 2/15/16	1,280	1,472,371
Conroe TX ISD GO
5.00%, 2/15/16	6,260	7,002,749
Dallas Fort Worth TX Intl Arpt
5.00%, 11/01/14	2,500	2,769,725
Series 2009A
5.00%, 11/01/15	6,415	7,188,649
AMBAC Series 2003 A
5.50%, 11/01/14	2,000	2,151,100
Dallas TX GO
5.00%, 2/15/13	2,190	2,372,515
El Paso TX GO
NPFGC-RE
5.00%, 8/15/12	5,750	6,138,643
Fort Worth TX ISD GO
5.00%, 2/15/16	5,000	5,720,000
Garland TX GO
Series 2010
5.00%, 2/15/24	3,800	4,078,616
Harris Cnty TX Fld Ctl Dist GO
Series A
5.25%, 10/01/20 (Pre-refunded/ETM)	1,920	2,180,794
5.25%, 10/01/22 (Pre-refunded/ETM)	4,795	5,446,305
5.25%, 10/01/23 (Pre-refunded/ETM)	5,255	5,968,787
Harris Cnty TX GO
5.25%, 10/01/24 (Pre-refunded/ETM)	3,660	4,157,138
5.25%, 10/01/24	10,340	11,183,227
5.375%, 10/01/18	920	944,214
Series 2010 A
5.00%, 10/01/23-10/01/25	17,490	18,805,396
Houston TX Arpt Sys
Series 2009 A
5.00%, 7/01/21	2,090	2,212,997
Houston TX GO
NPFGC Series A
5.00%, 3/01/12	5,000	5,254,700
5.25%, 3/01/14	10,040	11,255,442
NPFGC Series B
5.25%, 3/01/12 (Pre-refunded/ETM)	1,805	1,901,712

Houston TX Wtr & Swr Sys
AMBAC Series B
5.75%, 12/01/16 (Pre-refunded/ETM)	3,000	3,282,060
5.75%, 12/01/17 (Pre-refunded/ETM)	2,000	2,188,040
Lower Colorado River Auth TX
5.00%, 5/15/22-5/15/24	50,085	52,713,558
AGM Series 1999 A
5.875%, 5/15/16	2,315	2,321,991
North Texas Tollway Auth TX (North Texas Tollway)
Series 2008H
5.00%, 1/01/42	5,000	5,280,000
Series 2008H-1
5.00%, 1/01/43	50,020	50,020,000
Plano TX GO
5.00%, 9/01/13	5,045	5,554,293
Retama TX Dev Corp.
8.75%, 12/15/13 (Pre-refunded/ETM)	2,045	2,467,824
8.75%, 12/15/14 (Pre-refunded/ETM)	3,860	4,856,806
8.75%, 12/15/15 (Pre-refunded/ETM)	1,200	1,565,652
SA Energy Acq Pub Fac Corp. Gas (Goldman Sachs Group, Inc.)
5.25%, 8/01/15	1,880	1,986,088
San Antonio TX Elec & Gas
5.00%, 2/01/20-2/01/21	52,355	58,415,110
5.375%, 2/01/13	5,000	5,435,600
5.375%, 2/01/20 (Pre-refunded/ETM)	2,500	2,623,500
San Antonio TX GO
NPFGC-RE Series 2006
5.25%, 8/01/12	5,000	5,360,000
Tarrant Cnty TX Cult Ed Fac Fin Corp. (Buckingham Senior Living)
5.25%, 11/15/16	1,160	1,142,136
Tarrant Cnty TX Hlth Fac Dev
AMBAC Series A
5.125%, 9/01/12 (Pre-refunded/ETM)	1,260	1,322,231
Texas A & M Univ
Series 2009 A
5.00%, 5/15/19	3,370	3,843,620
Series 2009 D
5.00%, 5/15/18	2,000	2,296,520
Texas GO
Series A
5.50%, 10/01/12	1,055	1,091,767
Texas Mun Pwr Agy
NPFGC
Zero Coupon, 9/01/13	2,345	2,219,027
Texas PFA (Texas Lease Bldg & Procur)
AMBAC
5.00%, 2/01/15	5,000	5,549,250
Texas St Univ Sys
5.25%, 3/15/13 (Pre-refunded/ETM)	5,125	5,396,164
AGM
5.25%, 3/15/13	195	204,812
Texas Trnsp Comm (Texas St Hwy Fund First Tier)

5.00%, 4/01/14-4/01/16	14,985	17,068,229
Series 2007
5.00%, 4/01/24	8,380	8,861,850
Univ of Puerto Rico
Series B
5.375%, 8/15/19 (Pre-refunded/ETM)	1,270	1,308,125
Univ of Texas
Series D
5.00%, 8/15/14	5,850	6,586,808

		448,531,998

Utah - 0.0%
Utah GO
Series 2009 C
5.00%, 7/01/18	1,655	1,932,279

Virginia - 0.2%
Broad Street CDA VA
7.125%, 6/01/15 (Pre-refunded/ETM)	2,263	2,545,671
Celebrate Virginia North CDA VA
Series B
6.25%, 3/01/18 (b)	2,937	2,346,428
Norfolk VA GO
NPFGC
5.00%, 3/01/14	3,065	3,418,487
Richmond VA GO
AGM
5.50%, 1/15/12 (Pre-refunded/ETM)	4,000	4,045,760

		12,356,346

Washington - 7.9%
Central Puget Sound WA RTA
AMBAC Series A
5.00%, 11/01/18	1,015	1,095,388
Cowlitz Cnty WA Spl Swr (Cowlitz Cnty WA Special Swr)
NPFGC-RE
5.50%, 11/01/19	1,435	1,538,794
Energy Northwest WA
AMBAC Series A
5.25%, 7/01/11 (Pre-refunded/ETM)	120	122,899
Energy Northwest WA (Bonneville Power Admin)
Series 2007
5.00%, 7/01/16	9,355	10,744,124
Series 2007C
5.00%, 7/01/16-7/01/17	9,895	11,372,157
Series 2008A
5.25%, 7/01/16	28,225	32,779,668
Series A
5.00%, 7/01/12-7/01/15	25,950	29,066,881
5.50%, 7/01/13	3,840	4,250,688
Series C
5.00%, 7/01/14-7/01/16	26,260	29,663,668
Series D
5.00%, 7/01/13	5,060	5,539,233
AMBAC Series A
5.00%, 7/01/18	5,040	5,578,625
5.25%, 7/01/11	4,385	4,489,626

NPFGC Series A
5.25%, 7/01/13	6,545	7,204,932
5.50%, 7/01/12	1,945	2,081,539
5.75%, 7/01/17-7/01/18	9,455	10,047,726
King Cnty WA SD #001 GO
Series A
5.00%, 12/01/12-12/01/13	53,690	58,432,869
Port of Seattle WA
5.00%, 6/01/22	1,995	2,122,660
Series 2010C
5.00%, 2/01/17	2,590	2,812,611
Seattle WA Mun Light & Pwr
AGM
5.00%, 8/01/13	10,035	11,011,405
Tacoma WA Elec Sys
5.00%, 1/01/15	20,945	23,359,540
Washington St GO
5.00%, 7/01/15	5,405	6,152,674
Series 2003A
5.00%, 7/01/13 (Pre-refunded/ETM)	5,000	5,319,450
Series 2007A
5.00%, 7/01/14	6,260	7,020,214
Series A
5.00%, 7/01/13	10,330	11,327,155
Series B
5.00%, 7/01/13	7,485	8,210,535
Series C
5.00%, 1/01/13 (Pre-refunded/ETM)	5,000	5,000,000
5.00%, 1/01/14-1/01/17	46,490	52,067,940
Series D
5.00%, 1/01/14	2,655	2,947,023
AMBAC
5.00%, 1/01/12-1/01/14	32,625	35,276,046
AMBAC Series A
5.00%, 1/01/14	8,810	9,773,550
AMBAC Series C
5.00%, 1/01/15-1/01/16	17,610	19,966,770
AMBAC Series E
5.00%, 1/01/13-1/01/14	8,775	9,626,776
NPFGC Series 2004A
5.00%, 7/01/13	2,050	2,247,887

		428,251,053

Wisconsin - 1.6%
Wisconsin GO
AGM Series B
5.25%, 5/01/17 (Pre-refunded/ETM)	2,000	2,031,860
AMBAC Series 1
5.00%, 5/01/16	4,890	5,605,749
NPFGC Series 1
5.25%, 5/01/13	4,545	4,983,911
NPFGC Series 2
5.00%, 5/01/14	19,965	22,262,173
NPFGC Series A
5.00%, 5/01/13	12,570	13,711,984
NPFGC Series B
5.00%, 5/01/13	4,750	5,181,537
NPFGC-RE Series 3
5.25%, 5/01/13	5,500	6,031,135

24

Wisconsin Trnsp Auth (Wisconsin Trnsp Auth Spl Tax)
AGM Series A
5.25%, 7/01/14-7/01/16	12,610	14,422,287
AMBAC Series B
5.00%, 7/01/13	4,270	4,675,522
NPFGC-RE
5.00%, 7/01/16	6,885	7,827,006
NPFGC-RE Series I
5.00%, 7/01/17	2,000	2,261,960

		88,995,124

Total Investments - 98.5% (cost $5,266,261,985) (g)		5,370,848,088
Other assets less liabilities - 1.5%		81,262,206
Net Assets - 100.0%		$5,452,110,294

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$22,255	2/12/12	SIFMA	*	3.548%	$868,226

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

(a)	Floating Rate Security. Stated interest rate was in effect at December 31, 2010.
(b)	Illiquid security.
(c)	Security is in default and is non-income producing.
(d)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(e)	Variable rate coupon, rate shown as of December 31, 2010.
(f)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2010.
(g)	As of December 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $186,711,573 and gross unrealized depreciation of investments was $(82,125,470), resulting in net unrealized appreciation of $104,586,103.

As of December 31, 2010, the Portfolio held 27.4% of net assets in insured bonds (of this amount 7.2% represents the Portfolio’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CDD	-	Community Development District

COP	-	Certificate of Participation
CSD	-	Central/Community School District
DOT	-	Department of Transportation
EDA	-	Economic Development Agency
EDC	-	Economic Development Corporation
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GAN	-	Grant Anticipation Note
GO	-	General Obligation
HFA	-	Housing Finance Authority
ID	-	Improvement District
IDA	-	Industrial Development Authority/Agency
ISD	-	Independent School District
LID	-	Local Improvement District
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
PCR	-	Pollution Control Revenue Bond
PFA	-	Public Finance Authority
PFC	-	Passenger Facility Charge
RTA	-	Regional Transportation Authority
SD	-	School District
SFMR	-	Single Family Mortgage Revenue
SID	-	Special Improvement District
SRF	-	State Revolving Fund
SSA	-	Special Services Area
TRAN	-	Tax & Revenue Anticipation Note
UPMC	-	University of Pittsburgh Medical Center
USD	-	Unified School District

Sanford C. Bernstein Fund, Inc. - Diversified Municipal Portfolio

December 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$5,369,017,039	$1,831,049	$5,370,848,088

Total Investments in Securities	—	5,369,017,039	1,831,049	5,370,848,088
Other Financial Instruments*:
Assets
Interest Rate Swap Contracts	—	868,226	—	868,226

Total	$—	$5,369,885,265	$1,831,049	$5,371,716,314

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the end of the reporting period.

	Long-Term Municipal Bonds	Total
Balance as of 9/30/10	$2,156,650	$2,156,650
Accrued discounts/(premiums)	—	—
Realized gain (loss)	(615,709)	(615,709)
Change in unrealized appreciation/depreciation	744,399	744,399
Net purchases (sales)	(454,291)	(454,291)
Net transfers in to Level 3	—	—
Net transfers out of Level 3	—	—

Balance as of 12/31/10	$1,831,049	$1,831,049

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/10	$—	$—

Sanford C. Bernstein Fund, Inc. - Overlay A Portfolio

Portfolio of Investments

December 31, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 69.5%
Financials - 10.0%
Capital Markets - 1.4%
Credit Suisse Group AG (Sponsored ADR)	10,000	$404,100
Goldman Sachs Group, Inc. (The)	65,600	11,031,296
GP Investments Ltd. (a)	185,100	819,569
Man Group PLC	202,300	938,047
Morgan Stanley	68,400	1,861,164

		15,054,176

Commercial Banks - 3.3%
Banco Bradesco SA (Preference Shares)	7,710	151,645
Banco Santander Brasil SA (ADR)	57,200	777,920
Bangkok Bank PCL (NVDR)	106,400	518,496
Bank Central Asia Tbk PT	1,134,500	804,401
Bank of China Ltd.	1,105,000	583,951
Bank Rakyat Indonesia Persero TBK PT	415,000	482,742
Barclays PLC	243,600	1,006,775
BB&T Corp.	75,600	1,987,524
BNP Paribas	16,810	1,070,564
China Construction Bank Corp.-Class H	255,000	229,424
Comerica, Inc.	41,600	1,757,184
Danske Bank A/S (a)	17,700	453,923
DnB NOR ASA	19,700	277,140
Fifth Third Bancorp	137,100	2,012,628
Itau Unibanco Holding SA (ADR)	44,950	1,079,249
KB Financial Group, Inc. (ADR)	18,700	989,043
KBC Groep NV (a)	14,600	497,461
Komercni Banka AS	2,400	567,859
Lloyds Banking Group PLC (a)	423,200	436,871
National Australia Bank Ltd.	58,400	1,416,875
National Bank of Canada	7,400	509,955
Societe Generale	20,200	1,086,890
Standard Chartered PLC	53,150	1,434,824
Sumitomo Mitsui Financial Group, Inc.	24,700	874,556
Toronto-Dominion Bank (The)	4,400	328,573
Turkiye Garanti Bankasi AS	240,100	1,212,599
Turkiye Is Bankasi-Class C	113,400	402,802
Turkiye Vakiflar Bankasi Tao-Class D	146,100	368,604
UniCredit SpA	495,300	1,026,831
Wells Fargo & Co. (b)	351,400	10,889,886

		35,237,195

Consumer Finance - 0.3%
Capital One Financial Corp.	52,100	2,217,376
ORIX Corp.	8,600	842,585

		3,059,961

Diversified Financial Services - 2.5%
AMMB Holdings Bhd	163,000	371,376
BM&F Bovespa SA	122,500	968,931
Challenger Ltd.	38,100	183,422
CME Group, Inc.-Class A	12,300	3,957,525
JPMorgan Chase & Co.	496,200	21,048,804

		26,530,058

Insurance - 1.1%
Admiral Group PLC	76,772	1,815,852

AIA Group Ltd. (a)	319,600	898,423
Allianz SE	11,500	1,366,370
Aviva PLC	142,800	877,775
Muenchener Rueckversicherungs AG	6,200	939,012
Prudential PLC	93,600	977,862
Travelers Cos., Inc. (The)	59,600	3,320,316
XL Group PLC	50,600	1,104,092

		11,299,702

Real Estate Management & Development - 1.4%
CapitaLand Ltd.	617,000	1,784,679
CapitaMalls Asia Ltd.	236,000	356,888
China Overseas Land & Investment Ltd.	766,000	1,418,126
Evergrande Real Estate Group Ltd.	3,948,000	1,928,258
Hang Lung Group Ltd.	61,000	401,564
Mitsui Fudosan Co., Ltd.	262,000	5,206,878
New World Development Ltd.	914,000	1,717,194
Sumitomo Realty & Development Co., Ltd.	78,000	1,855,590

		14,669,177

		105,850,269

Consumer Discretionary - 9.2%
Auto Components - 0.7%
GKN PLC	234,500	813,959
Johnson Controls, Inc.	107,200	4,095,040
Lear Corp. (a)	22,700	2,240,717
Magna International, Inc.-Class A	5,457	284,897
Sumitomo Rubber Industries Ltd.	20,500	213,230

		7,647,843

Automobiles - 1.0%
Ford Motor Co. (a)	415,000	6,967,850
General Motors Co. (a)	29,800	1,098,428
Nissan Motor Co., Ltd.	93,500	884,496
Renault SA (a)	13,600	791,681
Toyota Motor Corp.	14,700	578,716

		10,321,171

Distributors - 0.3%
Inchcape PLC (a)	34,980	195,105
Li & Fung Ltd.	562,000	3,286,042

		3,481,147

Diversified Consumer Services - 0.2%
Anhanguera Educacional Participacoes SA	38,600	930,121
Estacio Participacoes SA	84,400	1,372,771

		2,302,892

Hotels, Restaurants & Leisure - 0.7%
Ajisen China Holdings Ltd.	88,000	148,208
Carnival Corp.	53,300	2,457,663
Royal Caribbean Cruises Ltd. (a)	40,800	1,917,600
Shangri-La Asia Ltd.	84,000	227,875
Starbucks Corp.	88,900	2,856,357

		7,607,703

Household Durables - 0.7%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	71,300	938,497
Garmin Ltd.	65,300	2,023,647
MRV Engenharia e Participacoes SA	43,900	412,819
Rossi Residencial SA	182,300	1,624,227
Sharp Corp.	83,000	851,734
Sony Corp.	24,200	865,504
Stanley Black & Decker, Inc.	13,700	916,119

		7,632,547

Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (a)	11,700	2,106,000

Media - 2.9%
Cablevision Systems Corp.	37,600	1,272,384
Comcast Corp.-Class A	208,700	4,585,139
DIRECTV (a)	44,700	1,784,871
Gannett Co., Inc.	60,300	909,927
Informa PLC	54,012	344,278
Jupiter Telecommunications Co., Ltd.	268	281,155
News Corp.-Class A	402,800	5,864,768
Time Warner Cable, Inc.-Class A (b)	88,300	5,830,449
Time Warner, Inc.	69,900	2,248,683
Viacom, Inc.-Class B	53,700	2,127,057
Vivendi SA	40,500	1,094,369
Walt Disney Co. (The)	98,900	3,709,739

		30,052,819

Multiline Retail - 0.9%
Kohl’s Corp. (a)(b)	148,700	8,080,358
Marks & Spencer Group PLC	52,005	299,888
PPR	2,900	461,711
Target Corp. (b)	14,600	877,898

		9,719,855

Specialty Retail - 1.5%
Esprit Holdings Ltd.	157,100	745,289
Fast Retailing Co., Ltd.	5,700	904,142
Gap, Inc. (The)	138,900	3,075,246
Hennes & Mauritz AB-Class B	63,250	2,106,545
Inditex SA	17,320	1,296,455
Limited Brands, Inc.	66,600	2,046,618
Lowe’s Cos., Inc.	193,100	4,842,948
Yamada Denki Co., Ltd.	9,670	657,862

		15,675,105

Textiles, Apparel & Luxury Goods - 0.1%
Anta Sports Products Ltd.	174,000	278,729
Daphne International Holdings Ltd.	56,000	52,437
Ports Design Ltd.	134,022	369,794

		700,960

		97,248,042

Information Technology - 8.5%
Communications Equipment - 0.6%
Cisco Systems, Inc. (a)(b)	274,700	5,557,181

Juniper Networks, Inc. (a)	22,663	836,718

		6,393,899

Computers & Peripherals - 3.2%
Apple, Inc. (a)(b)	49,100	15,837,696
Dell, Inc. (a)	406,100	5,502,655
EMC Corp. (a)(b)	251,100	5,750,190
Hewlett-Packard Co.	83,900	3,532,190
Lite-On Technology Corp.	230,869	317,353
Logitech International SA (a)	86,200	1,639,090
Pegatron Corp. (a)	170,000	244,648
Toshiba Corp.	115,000	624,137
Wistron Corp.	260,826	531,185

		33,979,144

Electronic Equipment & Instruments & Components - 0.7%
AU Optronics Corp. (a)	1,064,000	1,106,155
Corning, Inc.	144,200	2,785,944
Tyco Electronics Ltd.	93,000	3,292,200

		7,184,299

Internet Software & Services - 1.1%
Google, Inc.-Class A (a)(b)	19,400	11,523,018

IT Services - 0.3%
Accenture PLC	50,300	2,439,047
Cap Gemini SA	18,700	874,212

		3,313,259

Office Electronics - 0.0%
Konica Minolta Holdings, Inc.	34,500	356,570

Semiconductors & Semiconductor Equipment - 1.1%
Broadcom Corp.-Class A	74,300	3,235,765
Intel Corp. (b)	114,400	2,405,832
Marvell Technology Group Ltd. (a)	96,800	1,795,640
NVIDIA Corp. (a)	81,600	1,256,640
Samsung Electronics Co., Ltd. (GDR) (London) (c)	400	168,980
Samsung Electronics Co., Ltd. (GDR) (OTC U.S.) (c)	4,450	1,877,455
Trina Solar Ltd. (Sponsored ADR) (a)	16,000	374,720

		11,115,032

Software - 1.5%
Citrix Systems, Inc. (a)	35,800	2,449,078
Intuit, Inc. (a)	22,125	1,090,763
Microsoft Corp.	162,300	4,531,416
Oracle Corp.	206,500	6,463,450
Rovi Corp. (a)	19,618	1,216,512
Temenos Group AG (a)	11,860	493,056

		16,244,275

		90,109,496

Energy - 7.2%
Energy Equipment & Services - 2.1%
AMEC PLC	84,870	1,526,306

Cameron International Corp. (a)	28,900	1,466,097
Cie Generale de Geophysique-Veritas (a)	11,700	357,166
Ensco PLC (Sponsored ADR)	77,900	4,158,302
Petrofac Ltd.	60,556	1,504,642
Petroleum Geo-Services ASA (a)	18,800	295,522
Saipem SpA	20,900	1,031,892
Schlumberger Ltd. (b)	135,500	11,314,250
Technip SA	10,524	972,764

		22,626,941

Oil, Gas & Consumable Fuels - 5.1%
Afren PLC (a)	507,179	1,169,419
Banpu PCL	10,600	276,891
Banpu PCL (NVDR)	9,900	259,877
BP PLC	204,700	1,508,839
China Petroleum & Chemical Corp.-Class H	594,000	568,332
ConocoPhillips (b)	52,000	3,541,200
Devon Energy Corp. (b)	78,800	6,186,588
ENI SpA	1,400	30,684
EOG Resources, Inc.	26,700	2,440,647
Gazprom OAO (Sponsored ADR)	73,300	1,864,752
Hess Corp.	45,600	3,490,224
Indo Tambangraya Megah PT	66,500	374,037
JX Holdings, Inc.	58,900	398,578
LUKOIL OAO (London) (Sponsored ADR)	11,700	669,474
Marathon Oil Corp.	123,700	4,580,611
Newfield Exploration Co. (a)	31,400	2,264,254
Nexen, Inc. (New York)	119,000	2,725,100
Nexen, Inc. (Toronto)	46,223	1,059,926
Noble Energy, Inc.	56,100	4,829,088
Occidental Petroleum Corp.	31,100	3,050,910
OMV AG	12,600	525,110
Penn West Energy Trust	26,806	642,719
Petroleo Brasileiro SA (Sponsored ADR)	73,100	2,497,827
PTT PCL (NVDR)	47,000	498,922
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	62,800	2,080,923
Southwestern Energy Co. (a)	84,100	3,147,863
Suncor Energy, Inc. (New York)	54,200	2,075,318
Suncor Energy, Inc. (Toronto)	25,500	981,736

		53,739,849

		76,366,790

Industrials - 7.1%
Aerospace & Defense - 1.2%
BAE Systems PLC	163,700	843,188
Goodrich Corp.	28,200	2,483,574
Honeywell International, Inc.	36,500	1,940,340
Northrop Grumman Corp.	98,800	6,400,264
Raytheon Co.	30,500	1,413,370

		13,080,736

Air Freight & Logistics - 0.6%
Kuehne & Nagel International AG	3,221	448,133
United Parcel Service, Inc.-Class B	88,600	6,430,588

		6,878,721

Airlines - 0.3%
Delta Air Lines, Inc. (a)	246,300	3,103,380

Building Products - 0.1%
Asahi Glass Co., Ltd.	76,000	883,867

Commercial Services & Supplies - 0.3%
Aggreko PLC	36,500	844,596
Rentokil Initial PLC (a)	116,700	176,738
Serco Group PLC	194,000	1,684,123

		2,705,457

Construction & Engineering - 0.2%
Aveng Ltd.	53,400	350,555
Bouygues SA	33,633	1,451,543
Murray & Roberts Holdings Ltd.	63,200	385,436

		2,187,534

Electrical Equipment - 0.5%
Cooper Industries PLC	70,800	4,126,932
Sumitomo Electric Industries Ltd.	59,600	823,623
Vestas Wind Systems A/S (a)	14,688	465,173

		5,415,728

Industrial Conglomerates - 0.3%
Bidvest Group Ltd.	21,800	518,815
General Electric Co. (b)	164,400	3,006,876

		3,525,691

Industrial Warehouse Distribution - 0.6%
AMB Property Corp.	60,640	1,922,894
Ascendas Real Estate Investment Trust	747,000	1,205,411
First Potomac Realty Trust	46,439	781,104
Global Logistic Properties Ltd. (a)	430,000	723,731
ProLogis	112,600	1,625,944

		6,259,084

Machinery - 2.2%
Cargotec Oyj	3,100	161,665
Danaher Corp. (b)	117,900	5,561,343
Deere & Co.	41,100	3,413,355
Eaton Corp.	31,200	3,167,112
Flowserve Corp.	14,200	1,692,924
Ingersoll-Rand PLC	100,800	4,746,672
Parker Hannifin Corp.	49,200	4,245,960

		22,989,031

Mixed Office Industrial - 0.1%
Goodman Group	1,892,300	1,257,590

Professional Services - 0.2%
Capita Group PLC (The)	215,500	2,343,687

Road & Rail - 0.1%
East Japan Railway Co.	1,100	71,378
Firstgroup PLC	45,900	285,590
Nippon Express Co., Ltd.	77,000	345,798

		702,766

Trading Companies & Distributors - 0.2%
Mitsubishi Corp.	34,600	932,529
Mitsui & Co., Ltd.	54,000	888,511

		1,821,040

Transportation Infrastructure - 0.2%
China Merchants Holdings International Co., Ltd.	444,000	1,752,656

		74,906,968

Health Care - 5.9%
Biotechnology - 1.3%
Celgene Corp. (a)	55,200	3,264,528
Gilead Sciences, Inc. (a)(b)	219,700	7,961,928
Vertex Pharmaceuticals, Inc. (a)	56,600	1,982,698

		13,209,154

Health Care Equipment & Supplies - 0.8%
Alcon, Inc.	54,600	8,921,640

Health Care Providers & Services - 0.3%
Express Scripts, Inc.-Class A (a)	43,600	2,356,580
Health Net, Inc. (a)	34,700	946,963

		3,303,543

Pharmaceuticals - 3.5%
Allergan, Inc.	17,200	1,181,124
Aspen Pharmacare Holdings Ltd. (a)	97,561	1,363,972
AstraZeneca PLC	47,300	2,155,681
AstraZeneca PLC (Sponsored ADR)	140,300	6,480,457
Bayer AG	13,500	1,000,712
Johnson & Johnson	154,500	9,555,825
Novartis AG	25,470	1,499,306
Pfizer, Inc. (b)	490,300	8,585,153
Sanofi-Aventis SA	12,000	769,324
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	83,570	4,356,504

		36,948,058

		62,382,395

Materials - 4.8%
Chemicals - 2.3%
Agrium, Inc. (New York)	23,200	2,128,600
Agrium, Inc. (Toronto)	9,900	911,043
Arkema SA	7,700	555,267
CF Industries Holdings, Inc.	16,000	2,162,400
Clariant AG (a)	28,800	583,557
DIC Corp.	116,000	258,551
Dow Chemical Co. (The)	188,220	6,425,831
Huabao International Holdings Ltd.	216,000	355,484
Israel Chemicals Ltd.	163,500	2,800,221
K+S AG	35,500	2,675,693
Koninklijke DSM NV	14,900	849,339
Monsanto Co.	20,600	1,434,584
Nippon Shokubai Co., Ltd.	22,000	226,850
Potash Corp. of Saskatchewan, Inc.	20,100	3,112,083
Zeon Corp.	21,000	175,350

		24,654,853

Construction Materials - 0.0%
CRH PLC (London)	1,890	39,433

Containers & Packaging - 0.0%
Smurfit Kappa Group PLC (a)	16,500	161,039

Metals & Mining - 2.5%
Agnico-Eagle Mines Ltd.	15,000	1,150,500
Alcoa, Inc.	150,900	2,322,351
ArcelorMittal (Euronext Amsterdam)	500	19,028
BHP Billiton PLC	42,400	1,705,833
Cliffs Natural Resources, Inc.	28,000	2,184,280
Commercial Metals Co.	48,900	811,251
Dowa Holdings Co., Ltd.	27,000	176,394
Eurasian Natural Resources Corp. PLC	9,800	161,156
Freeport-McMoRan Copper & Gold, Inc.	18,400	2,209,656
Gold Fields Ltd. (Sponsored ADR)	24,200	438,746
JFE Holdings, Inc.	24,000	832,135
KGHM Polska Miedz SA	11,100	649,454
Lundin Mining Corp. (a)	58,400	426,415
Mitsubishi Materials Corp. (a)	82,000	260,579
New Gold, Inc. (a)	33,300	324,192
Rio Tinto PLC	49,600	3,535,577
ThyssenKrupp AG	21,200	880,745
Vale SA (Sponsored ADR) (Local Preference Shares)	72,600	2,193,972
Vale SA (Sponsored ADR)-Class B	80,900	2,796,713
Xstrata PLC	115,362	2,733,650

		25,812,627

		50,667,952

Equity:Other - 4.2%
Diversified/Specialty - 3.3%
BioMed Realty Trust, Inc.	45,850	855,102
British Land Co. PLC	275,041	2,257,679
CB Richard Ellis Group, Inc.-Class A (a)	30,600	626,688
Cheung Kong Holdings Ltd.	106,000	1,632,254
Coresite Realty Corp.	37,400	510,136
Dexus Property Group	1,577,300	1,282,200
Digital Realty Trust, Inc.	36,650	1,888,941
Dundee Real Estate Investment Trust	31,900	968,903
Forest City Enterprises, Inc. (a)	39,337	656,535
H&R Real Estate Investment Trust	21,481	419,769
Hang Lung Properties Ltd.	585,000	2,719,258
Hysan Development Co., Ltd.	280,000	1,321,119
Jones Lang LaSalle, Inc.	6,500	545,480
Kerry Properties Ltd.	344,000	1,782,124
Lend Lease Group	87,200	769,944
Mitsubishi Estate Co., Ltd.	157,000	2,901,550
Morguard Real Estate Investment Trust	19,407	287,114
Savills PLC	89,600	538,537
Soho China Ltd.	391,500	288,960
Sun Hung Kai Properties Ltd.	347,000	5,734,986
Swire Pacific Ltd.	55,500	911,867
Telecity Group PLC (a)	216,207	1,590,581
Unibail-Rodamco SE	13,600	2,692,757
UOL Group Ltd.	236,000	874,435
Wereldhave NV	9,800	957,871

		35,014,790

Health Care - 0.7%
Chartwell Seniors Housing Real Estate Investment Trust	123,900	1,019,312
HCP, Inc.	71,100	2,615,769
Health Care REIT, Inc.	43,900	2,091,396
National Health Investors, Inc.	7,810	351,606
Nationwide Health Properties, Inc.	21,300	774,894

		6,852,977

Triple Net - 0.2%
Entertainment Properties Trust	46,850	2,166,813

		44,034,580

Consumer Staples - 4.2%
Beverages - 0.7%
Anheuser-Busch InBev NV	39,940	2,282,123
Asahi Breweries Ltd.	22,100	426,544
Cia de Bebidas das Americas (Preference Shares)	23,000	699,976
Constellation Brands, Inc.-Class A (a)	95,700	2,119,755
PepsiCo, Inc.	19,700	1,287,001

		6,815,399

Food & Staples Retailing - 1.0%
Aeon Co., Ltd.	18,200	227,105
BIM Birlesik Magazalar AS	6,100	206,959
Costco Wholesale Corp. (b)	25,000	1,805,250
Delhaize Group SA	13,900	1,027,946
Koninklijke Ahold NV	45,200	597,099
Kroger Co. (The)	72,660	1,624,677
Olam International Ltd.	342,000	837,603
Safeway, Inc.	134,500	3,024,905
Tesco PLC	191,800	1,271,836

		10,623,380

Food Products - 1.1%
Archer-Daniels-Midland Co.	41,000	1,233,280
Bunge Ltd.	57,800	3,787,056
Chaoda Modern Agriculture Holdings Ltd.	1,480,000	1,113,685
China Green Holdings Ltd.	882,000	861,983
Sara Lee Corp.	153,100	2,680,781
Smithfield Foods, Inc. (a)	113,000	2,331,190

		12,007,975

Household Products - 0.3%
Kimberly-Clark Corp.	33,200	2,092,928
Reckitt Benckiser Group PLC	15,063	828,691

		2,921,619

Personal Products - 0.0%
Hypermarcas SA (a)	33,000	447,885

Tobacco - 1.1%
Altria Group, Inc.	130,300	3,207,986
British American Tobacco PLC	63,312	2,435,370
Imperial Tobacco Group PLC	93,900	2,886,465

Japan Tobacco, Inc.	721	2,662,344

		11,192,165

		44,008,423

Retail - 2.5%
Regional Mall - 1.3%
BR Malls Participacoes SA	129,000	1,328,856
CapitaMall Trust	153,000	232,703
CBL & Associates Properties, Inc.	35,100	614,250
General Growth Properties, Inc.	65,552	1,014,745
Multiplan Empreendimentos Imobiliarios SA	58,200	1,293,723
Simon Property Group, Inc.	51,700	5,143,633
Taubman Centers, Inc.	18,600	938,928
Westfield Group	287,956	2,820,615

		13,387,453

Shopping Center/Other Retail - 1.2%
Corio NV	10,000	642,084
Developers Diversified Realty Corp.	117,200	1,651,348
Eurocommercial Properties N.V.	27,755	1,279,954
Japan Retail Fund Investment Corp.	656	1,254,497
Kimco Realty Corp.	77,558	1,399,146
Klepierre	56,600	2,044,246
Link REIT (The)	184,000	571,310
Primaris Retail Real Estate Investment Trust	35,100	689,786
RioCan Real Estate Investment Trust (Toronto)	26,817	593,356
Tanger Factory Outlet Centers	18,600	952,134
Weingarten Realty Investors	63,048	1,498,021
Westfield Retail Trust (a)	287,956	756,920

		13,332,802

		26,720,255

Residential - 1.8%
Multi-Family - 1.4%
BRE Properties, Inc.	26,700	1,161,450
Camden Property Trust	39,500	2,132,210
Colonial Properties Trust	31,800	573,990
Equity Residential	53,500	2,779,325
Essex Property Trust, Inc.	8,275	945,171
Home Properties, Inc.	22,850	1,267,946
KWG Property Holding Ltd.	900,200	694,604
Mid-America Apartment Communities, Inc.	27,300	1,733,277
Stockland	430,900	1,587,224
UDR, Inc.	49,800	1,171,296
Wing Tai Holdings Ltd.	731,000	963,732

		15,010,225

Self Storage - 0.4%
Big Yellow Group PLC	142,720	780,705
Extra Space Storage, Inc.	74,300	1,292,820
Public Storage	15,800	1,602,436

		3,675,961

		18,686,186

Telecommunication Services - 1.3%
Diversified Telecommunication Services - 0.7%
AT&T, Inc. (b)	82,000	2,409,160
CenturyLink, Inc.	45,000	2,077,650

China Unicom Hong Kong Ltd.	22,000	31,431
France Telecom SA	29,000	606,845
Nippon Telegraph & Telephone Corp.	22,500	1,024,600
Telecom Italia SpA (ordinary shares)	748,500	971,138
Telstra Corp. Ltd.	7,400	21,112

		7,141,936

Wireless Telecommunication Services - 0.6%
China Mobile Ltd.	80,500	798,663
KDDI Corp.	108	622,807
Vodafone Group PLC	595,100	1,562,229
Vodafone Group PLC (Sponsored ADR)	123,500	3,264,105

		6,247,804

		13,389,740

Office - 1.2%
Office - 1.2%
Allied Properties Real Estate Investment Trust	45,200	979,189
Beni Stabili SpA	563,500	478,302
Boston Properties, Inc.	21,373	1,840,215
Brookfield Properties Corp.	50,200	880,006
Castellum AB	85,035	1,157,905
Cominar Real Estate Investment Trust	41,974	879,331
Corporate Office Properties Trust	25,500	891,225
Douglas Emmett, Inc.	54,700	908,020
Great Portland Estates PLC	169,100	953,043
Hongkong Land Holdings Ltd.	267,000	1,927,303
ING Office Fund	1,194,900	678,460
Orix JREIT, Inc.	107	695,615
Sponda Oyj	42,800	222,217

		12,490,831

Lodging - 1.0%
Lodging - 1.0%
DiamondRock Hospitality Co. (a)	107,800	1,293,600
Great Eagle Holdings Ltd.	168,000	522,775
Hersha Hospitality Trust	94,174	621,548
Hyatt Hotels Corp. (a)	17,000	777,920
InnVest Real Estate Investment Trust	109,600	744,041
Intercontinental Hotels Group PLC	81,700	1,595,928
Kosmopolito Hotels International Ltd. (a)	854,000	203,260
LaSalle Hotel Properties	22,900	604,560
Sunstone Hotel Investors, Inc. (a)	136,857	1,413,733
Whitbread PLC	47,600	1,331,950
Wyndham Worldwide Corp.	41,200	1,234,352

		10,343,667

Utilities - 0.6%
Electric Utilities - 0.4%
E.ON AG	43,800	1,337,592
EDF SA	18,700	767,959
Edison International	42,900	1,655,940
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA (Preference Shares)-Class B	10,200	197,302
Tokyo Electric Power Co., Inc. (The)	36,800	897,278

		4,856,071

Gas Utilities - 0.0%
Tokyo Gas Co., Ltd.	32,000	141,704

Independent Power Producers & Energy Traders - 0.2%
Constellation Energy Group, Inc.	63,200	1,935,816

		6,933,591

Total Common Stocks (cost $657,081,104)		734,139,185

WARRANTS - 1.0%
Financials - 0.4%
Commercial Banks - 0.1%
Bank of Baroda, JPMorgan Chase Bank NA, expiring 9/29/14 (a)(c)	14,100	281,098
Hana Financial Group, Inc., Deutsche Bank AG London, expiring 11/18/19 (a)(c)	26,700	1,026,740
Punjab National Bank Ltd., Merrill Lynch Intl & Co., expiring 3/10/11 (a)(c)	9,800	267,848

		1,575,686

Consumer Finance - 0.1%
Shriram Transport Finance Co., Ltd., Merrill Lynch Intl & Co., expiring 1/22/15 (a)(c)	40,400	705,836

Real Estate Management & Development - 0.0%
Henderson Land Development, expiring 6/01/11 (a)	7,400	1,714

Thrifts & Mortgage Finance - 0.2%
Housing Development Finance Corp., Deutsche Bank AG London, expiring 1/30/17 (a)(c)	145,000	2,362,398

		4,645,634

Industrials - 0.4%
Construction & Engineering - 0.1%
Larsen & Toubro Ltd., Deutsche Bank AG London, expiring 1/24/17 (a)(c)	31,300	1,385,764

Electrical Equipment - 0.2%
AU Optronics Corp., Credit Suisse/Nassau, expiring 2/17/12 (a)	174,100	181,586
Bharat Heavy Electricals Ltd., JPMorgan Chase Bank NA, expiring 9/29/14 (a)(c)	25,820	1,333,887

		1,515,473

Machinery - 0.1%
Jain Irrigation Systems Ltd., Deutsche Bank AG London, expiring 5/21/18 (a)(c)	67,205	315,991
Jain Irrigation Systems Ltd., Merril Lynch Intl & Co., expiring 11/24/14 (a)	126,112	592,966

		908,957

		3,810,194

Consumer Discretionary - 0.1%
Diversified Consumer Services - 0.1%
Educomp Solutions Ltd., Deutsche Bank AG London, expiring 8/10/17 (a)(c)	42,500	505,520

Household Durables - 0.0%
LG Electronics, Inc., Deutsche Bank AG London, expiring 5/21/18 (a)(c)	4,530	474,725

		980,245

Materials - 0.1%
Metals & Mining - 0.1%
Steel Authority of India Ltd., Merril Lynch Intl & Co., expiring 3/25/14 (a)(c)	82,971	338,712
Tata Steel Ltd., Merrill Lynch Intl & Co., expiring 12/23/14 (a)(c)	27,200	413,979

		752,691

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Powertech Technology, Inc., Deutsche Bank AG London, expiring 1/30/17 (a)(c)	91,000	301,274

Total Warrants (cost $9,628,628)		10,490,038

INVESTMENT COMPANIES - 0.3%
Vanguard Emerging Markets ETF (Cost $3,466,719)	73,900	3,558,285

RIGHTS - 0.0%
Financials - 0.0%
Commercial Banks - 0.0%
Banco Bradesco SA (a) (Cost $0)	127	657

SHORT-TERM INVESTMENTS - 28.6%
Investment Companies - 28.6%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.16% (d) (Cost $302,347,217)	302,347,217	302,347,217

Total Investments - 99.4% (cost $972,523,668) (e)		1,050,535,382

Other assets less liabilities - 0.6%		6,520,092

Net Assets - 100.0%		$1,057,055,474

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2010	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
ASX SPI 200 Index Futures	8	March 2011	$979,047	$967,569	$(11,478)
Australian T-Bond 10 Yr Futures	12	March 2011	1,257,091	1,267,886	10,795
EURO STOXX 50	127	March 2011	4,851,836	4,741,700	(110,136)
FTSE 100 Index	25	March 2011	2,271,831	2,296,943	25,112

FTSE MIB Index Futures	3	March 2011	415,630	404,999	(10,631)
German Euro Bobl Futures	83	March 2011	13,177,840	13,174,233	(3,607)
German Euro Bund Futures	100	March 2011	16,848,244	16,745,174	(103,070)
German Euro Buxl Futures	47	March 2011	6,899,212	6,776,778	(122,434)
German Euro Schatz Futures	114	March 2011	16,600,693	16,605,625	4,932
Gov’t of Canada Bond 10Yr Futures	25	March 2011	3,064,494	3,081,565	17,071
Hang Seng Index Futures	6	January 2011	876,264	888,483	12,219
JGB Mini 10 Yr Futures SGX	357	March 2011	61,508,677	61,827,528	318,851
OMX 30 Index Futures	33	January 2011	564,949	567,692	2,743
S&P 500 E Mini Index Futures	341	March 2011	21,073,190	21,363,650	290,460
S&P TSE 60 Index Futures	8	March 2011	1,214,026	1,234,396	20,370
Topix Index Futures	22	March 2011	2,380,628	2,427,885	47,257
U.S. T-Bond 30 Yr Futures	115	March 2011	14,278,192	14,044,375	(233,817)
U.S. T-Note 10 Yr Futures	361	March 2011	44,052,778	43,477,938	(574,840)
U.S. T-Note 2 Yr Futures	210	March 2011	45,963,368	45,970,312	6,944
UK Long Gilt Bond Futures	72	March 2011	13,475,775	13,413,367	(62,408)

					$(475,667)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at December31, 2010	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Bank of America N.A.:
Japanese Yen settling 2/15/11	568,295	6,811,394	7,002,594	191,200
Swedish Krona settling 2/15/11	49,603	7,419,490	7,364,615	(54,875)
Barclays Bank PLC Wholesale:
Japanese Yen settling 3/15/11	212,343	2,526,209	2,617,272	91,063
Norwegian Krone settling 3/15/11	11,766	1,938,921	2,009,350	70,429
BNP Paribas SA:
Australian Dollar settling 2/15/11	6,782	6,760,501	6,901,396	140,895
Citibank N.A.:
Australian Dollar settling 2/15/11	5,853	5,722,794	5,956,041	233,247
Australian Dollar settling 3/15/11	808	787,193	819,316	32,123
Credit Suisse London Branch (GFX):
Euro settling 3/15/11	738	1,005,894	985,958	(19,936)
Japanese Yen settling 2/15/11	179,398	2,212,477	2,210,562	(1,915)
New Zealand Dollar settling 3/15/11	1,679	1,283,344	1,301,178	17,834
Deutsche Bank AG London:
Swiss Franc settling 2/15/11	3,588	3,677,382	3,839,411	162,029
Swiss Franc settling 2/15/11	966	1,000,175	1,033,688	33,513
Goldman Sachs International:
Australian Dollar settling 2/15/11	2,127	2,030,349	2,164,445	134,096
Japanese Yen settling 2/15/11	54,617	648,920	672,997	24,077
Swiss Franc settling 3/15/11	1,121	1,118,796	1,199,950	81,154
Morgan Stanley and Co., Inc.:

Australian Dollar settling 3/15/11	2,117	2,053,384	2,146,648	93,264
Swedish Krona settling 3/15/11	23,359	3,372,070	3,464,324	92,254
Societe Generale:
Euro settling 2/15/11	29,947	40,111,012	40,013,960	(97,052)
State Street Bank and Trust Co.:
Australian Dollar settling 2/15/11	850	811,215	864,964	53,749
Australian Dollar settling 2/15/11	55	52,517	55,968	3,451
Canadian Dollar settling 2/15/11	1,022	1,001,764	1,026,996	25,232
Canadian Dollar settling 2/15/11	1,087	1,067,329	1,092,314	24,985
Euro settling 2/15/11	1,372	1,926,562	1,833,210	(93,352)
Euro settling 2/15/11	2,410	3,377,808	3,220,144	(157,664)
Great British Pound settling 2/15/11	2,004	3,119,426	3,123,472	4,046
Great British Pound settling 2/15/11	1,041	1,660,645	1,622,523	(38,122)
Japanese Yen settling 2/15/11	296,313	3,520,955	3,651,202	130,247
Japanese Yen settling 2/15/11	420,480	5,082,865	5,181,202	98,337
New Zealand Dollar settling 2/15/11	2,599	1,983,167	2,018,681	35,514
Norwegian Krone settling 2/15/11	2,854	488,710	488,099	(611)
Swedish Krona settling 2/15/11	4,083	595,235	606,208	10,973
Swedish Krona settling 2/15/11	2,942	437,882	436,802	(1,080)
Swedish Krona settling 2/15/11	3,473	521,449	515,641	(5,808)
Swiss Franc settling 2/15/11	3,604	3,685,109	3,856,532	171,423
Swiss Franc settling 2/15/11	1,138	1,139,014	1,217,740	78,726
UBS AG:
Canadian Dollar settling 2/15/11	2,006	1,972,449	2,015,807	43,358
Great British Pound settling 2/15/11	1,545	2,463,719	2,408,067	(55,652)
Norwegian Krone settling 2/15/11	22,850	3,919,114	3,907,863	(11,251)
Westpac Banking Corporation:
New Zealand Dollar settling 2/15/11	1,834	1,431,987	1,424,494	(7,493)
New Zealand Dollar settling 3/15/11	1,933	1,434,963	1,498,022	63,059
Sale Contracts:
BNP Paribas SA:
Canadian Dollar settling 2/15/11	5,603	5,575,402	5,630,390	(54,988)
Great British Pound settling 2/15/11	6,835	11,028,683	10,653,162	375,521
Calyon:
Canadian Dollar settling 3/15/11	4,067	4,023,944	4,084,082	(60,138)
Citibank N.A.:
Japanese Yen settling 2/15/11	179,398	2,154,869	2,210,562	(55,693)
Goldman Sachs International:
Euro settling 2/15/11	3,782	5,044,091	5,053,354	(9,263)
Norwegian Krone settling 2/15/11	1,583	255,331	270,729	(15,398)
HSBC Bank USA:
Euro settling 3/15/11	738	967,282	985,958	(18,676)
Euro settling 3/15/11	776	1,017,088	1,036,725	(19,637)
Morgan Stanley and Co., Inc.:
Great British Pound settling 3/15/11	718	1,133,176	1,118,830	14,346
Royal Bank of Scotland PLC:
Euro settling 2/15/11	131,919	179,929,601	176,264,785	3,664,816
Great British Pound settling 2/15/11	866	1,341,988	1,349,764	(7,776)
Standard Chartered Bank:
Great British Pound settling 3/15/11	1,114	1,731,954	1,735,900	(3,946)
State Street Bank and Trust Co.:
Australian Dollar settling 2/15/11	1,061	1,061,690	1,079,679	(17,989)
Australian Dollar settling 2/15/11	1,376	1,354,438	1,400,224	(45,786)
Australian Dollar settling 2/15/11	1,069	1,016,427	1,087,820	(71,393)
Australian Dollar settling 2/15/11	1,893	1,850,767	1,926,326	(75,559)

Australian Dollar settling 2/15/11	2,581	$2,495,182	$2,626,438	$(131,256)
Canadian Dollar settling 2/15/11	1,132	1,125,081	1,137,534	(12,453)
Canadian Dollar settling 2/15/11	874	853,782	878,272	(24,490)
Euro settling 2/15/11	1,206	1,681,646	1,611,408	70,238
Euro settling 2/15/11	781	1,108,043	1,043,540	64,503
Euro settling 2/15/11	929	1,301,706	1,241,292	60,414
Euro settling 2/15/11	665	918,412	888,546	29,866
Euro settling 2/15/11	4,407	5,882,200	5,888,454	(6,254)
Great British Pound settling 2/15/11	813	1,321,425	1,267,157	54,268
Great British Pound settling 2/15/11	1,207	1,929,401	1,881,253	48,148
Great British Pound settling 2/15/11	1,184	1,878,534	1,845,405	33,129
Great British Pound settling 2/15/11	678	1,085,288	1,056,744	28,544
Great British Pound settling 2/15/11	649	1,020,553	1,011,544	9,009
Great British Pound settling 2/15/11	379	594,363	590,717	3,646
Great British Pound settling 2/15/11	83	131,029	129,365	1,664
Japanese Yen settling 2/15/11	155,060	1,924,705	1,910,667	14,038
Japanese Yen settling 2/15/11	89,441	1,109,415	1,102,102	7,313
Japanese Yen settling 2/15/11	130,320	1,603,840	1,605,818	(1,978)
Japanese Yen settling 2/15/11	248,091	3,037,167	3,057,005	(19,838)
Swiss Franc settling 2/15/11	575	594,573	615,290	(20,717)
Swiss Franc settling 2/15/11	1,849	1,941,534	1,978,560	(37,026)
Swiss Franc settling 2/15/11	1,164	1,192,037	1,245,562	(53,525)

TOTAL RETURN SWAP CONTRACTS ON INDICES

Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	FTSE EPRA/NAREIT Developed Real Estate index	302	1-Month USD-LIBOR- BBA Less a specified spread*	$845	9/15/11	Credit Suisse International	$32,348
Receive	FTSE EPRA/NAREIT Developed Real Estate index	7,378	1-Month USD-LIBOR- BBA Less a specified spread*	20,646	10/17/11	Credit Suisse International	790,266

							$822,614

*	BBA - British Bankers’ Association

(a)	Non-income producing security.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts. The market value of the collateral amounted to $38,595,263.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the aggregate market value of these securities amounted to $11,760,207 or 1.1% of net assets.

(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of December 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $84,282,149 and gross unrealized depreciation of investments was $(6,270,435), resulting in net unrealized appreciation of $78,011,714.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non Voting Depositary Receipt
REIT	-	Real Estate Investment Trust

Country Breakdown *

62.4%	United States
8.5%	United Kingdom
4.3%	Japan
3.6%	Hong Kong
3.1%	Canada
2.7%	Brazil
2.1%	France
1.4%	Australia
1.3%	China
1.1%	India
1.1%	Germany
1.0%	Israel
0.9%	Singapore
0.9%	Netherlands
5.6%	Other

100.0%	Total Investments

*	All data are as of December 31, 2010. The Portfolio’s s country breakdown is expressed as a percentage of Portfolio’s long-term investments and may vary over time. “Other” country weightings represent 0.7% or less in the following countries: Austria, Belgium, Czech Republic, Denmark, Finland, Indonesia, Ireland, Italy, Malaysia, Norway, Poland, Russia, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand and Turkey.

Sanford C. Bernstein Fund, Inc.—Overlay A Portfolio

December 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Financials	$68,115,203	$37,735,066	$—	$105,850,269
Consumer Discretionary	79,498,838	17,749,204	—	97,248,042
Information Technology	81,876,655	8,232,841	—	90,109,496
Energy	60,452,660	15,415,208	498,922	76,366,790
Industrials	56,786,363	18,120,605	—	74,906,968
Health Care	55,593,400	6,788,995	—	62,382,395
Materials	31,032,617	19,635,335	—	50,667,952
Equity:Other	15,778,458	28,256,122	—	44,034,580
Consumer Staples	26,342,670	17,665,753	—	44,008,423
Retail	17,874,846	8,845,409	—	26,720,255
Residential	14,659,921	4,026,265	—	18,686,186
Telecommunication Services	7,750,915	5,638,825	—	13,389,740
Office	6,377,986	6,112,845	—	12,490,831
Lodging	6,893,014	3,450,653	—	10,343,667
Utilities	3,789,058	3,144,533	—	6,933,591
Warrants	1,714	—	10,488,324	10,490,038
Investment Companies	—	3,558,285	—	3,558,285
Rights	—	—	657	657
Short-Term Investments	302,347,217	—	—	302,347,217

Total Investments in Securities	835,171,535	204,375,944+	10,987,903	1,050,535,382
Other Financial Instruments* :
Assets
Futures Contracts	756,754	—	—	756,754
Forward Currency Exchange Contracts	—	6,619,741	—	6,619,741
Total Return Swap Contracts	—	822,614	—	822,614
Liabilities
Futures Contracts	(1,232,421)	—	—	(1,232,421)
Forward Currency Exchange Contracts	—	(1,308,590)	—	(1,308,590)

Total	$834,695,868	$210,509,709	$10,987,903	$1,056,193,480

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Portfolio values its securities which may materially affect the value of securities trading in such markets. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tool to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value heirarchy assumes the financial instrument was transferred at the end of the reporting period.

	Energy	Warrants	Rights
Balance as of 9/30/10	$—	$7,917,490	$—
Accrued discounts/(premiums)	—	—	—
Realized gain (loss)	—	2,531	—
Change in unrealized appreciation/depreciation	—	90,524	657
Net purchases (sales)	—	2,477,779	—
Net transfers in to Level 3	498,922	—	—
Net transfers out of Level 3	—	—	—

Balance as of 12/31/10	$498,922	$10,488,324	$657

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/10	$—	$61,592	$657

	Total
Balance as of 9/30/10	$7,917,490
Accrued discounts/(premiums)	—
Realized gain (loss)	2,531
Change in unrealized appreciation/depreciation	91,181
Net purchases (sales)	2,477,779
Net transfers in to Level 3	498,922
Net transfers out of Level 3	—

Balance as of 12/31/10	$10,987,903

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/10	$62,249

Sanford C. Bernstein Fund, Inc. - Overlay B Portfolio

Portfolio of Investments

December 31, 2010 (unaudited)

		Principal Amount (000)	U.S. $ Value
GOVERNMENTS - TREASURIES – 49.8%
Australia – 1.0%
Australia Government Bond
Series 120
6.00%, 2/15/17	AUD	5,086	$5,357,033
Series 123
5.75%, 4/15/12		1,890	1,952,017

			7,309,050

Austria – 1.5%
Austria Government Bond
4.00%, 9/15/16(a)	EUR	2,840	4,066,896
4.35%, 3/15/19(a)		5,055	7,291,681

			11,358,577

Belgium – 0.8%
Belgium Government Bond
Series 49
4.00%, 3/28/17		4,585	6,268,529

Canada – 1.1%
Canadian Government Bond
3.50%, 6/01/20	CAD	2,113	2,190,567
4.00%, 6/01/17		5,815	6,291,113

			8,481,680

Denmark – 0.2%
Denmark Government Bond
4.00%, 11/15/15	DKK	8,734	1,702,803

Finland – 0.8%
Finland Government Bond
3.875%, 9/15/17	EUR	4,420	6,368,093

France – 4.0%
France Government Bond OAT
3.75%, 10/25/19-4/25/21		7,914	10,965,940
5.00%, 10/25/16		4,219	6,383,820
5.75%, 10/25/32		2,774	4,726,811
8.50%, 4/25/23		2,327	4,659,346
French Treasury Note BTAN
2.50%, 1/15/15		3,102	4,241,288

			30,977,205

Germany – 3.0%
Bundesrepublik Deutschland
Series 04
3.75%, 1/04/15		1,418	2,050,139
Series 05
3.50%, 1/04/16		6,819	9,772,046
Series 06
3.75%, 1/04/17		7,661	11,079,317

			22,901,502

Italy – 2.8%
Italy Buoni Poliennali Del Tesoro
4.25%, 9/01/19		16,583	21,633,343

		Principal Amount (000)	U.S. $ Value
Japan – 5.4%
Japan Government Ten Year Bond
Series 288
1.70%, 9/20/17	JPY	2,387,150	$31,417,558
Japan Government Twenty Year Bond
Series 76
1.90%, 3/20/25		752,900	9,714,719

			41,132,277

Mexico – 0.4%
Mexican Bonos
Series M 10
7.25%, 12/15/16	MXN	32,715	2,750,709

Netherlands – 2.6%
Netherlands Government Bond
2.75%, 1/15/15	EUR	2,185	3,033,770
3.75%, 1/15/23		2,604	3,616,026
4.00%, 7/15/16		5,455	7,947,030
7.50%, 1/15/23		2,820	5,320,631

			19,917,457

New Zealand – 0.8%
New Zealand Government Bond
Series 413
6.50%, 4/15/13	NZD	7,262	5,962,639

Norway – 0.3%
Norway Government Bond
4.25%, 5/19/17	NOK	14,102	2,541,591

Poland – 0.4%
Poland Government Bond
Series 0712
Zero Coupon, 7/25/12	PLN	3,945	1,242,374
Series 1019
5.50%, 10/25/19		5,401	1,766,034

			3,008,408

South Africa – 0.6%
South Africa Government Bond
Series R203
8.25%, 9/15/17	ZAR	15,085	2,328,073
Series R206
7.50%, 1/15/14		16,295	2,522,899

			4,850,972

United Kingdom – 6.4%
United Kingdom Gilt
2.75%, 1/22/15	GBP	3,449	5,526,017
4.00%, 9/07/16		7,645	12,848,066
4.50%, 3/07/19		7,442	12,676,077
4.75%, 12/07/30		3,729	6,297,305
5.00%, 3/07/18		4,112	7,282,722
5.25%, 6/07/12		15	24,862
8.75%, 8/25/17		2,172	4,644,906

			49,299,955

		Principal Amount (000)	U.S. $ Value
United States – 17.7%
U.S. Treasury Bonds
6.125%, 11/15/27-8/15/29	U.S.$	7,164	$9,049,311
U.S. Treasury Notes
0.375%, 10/31/12		4,678	4,663,746
0.50%, 11/15/13		24,889	24,568,156
2.375%, 8/31/14		11,197	11,599,398
2.625%, 11/15/20		24,488	23,099,065
3.75%, 11/15/18		9,966	10,600,555
4.50%, 11/15/15-5/15/17		46,412	51,962,321

			135,542,552

Total Governments - Treasuries (cost $375,439,699)			382,007,342

GOVERNMENTS - SOVEREIGN AGENCIES – 6.4%
Australia – 0.1%
Suncorp-Metway Ltd.
4.00%, 1/16/14	GBP	469	768,337

Canada – 1.6%
Canada Housing Trust No 1
2.75%, 9/15/14	CAD	2,440	2,488,908
3.15%, 6/15/15		3,370	3,473,035
3.35%, 12/15/20		4,155	4,129,217
4.10%, 12/15/18		2,340	2,497,255

			12,588,415

Germany – 0.6%
Kreditanstalt fuer Wiederaufbau
2.05%, 2/16/26	JPY	328,000	4,233,656

Japan – 2.0%
Development Bank of Japan
2.30%, 3/19/26		290,000	3,876,242
Japan Finance Organization for Municipalities
2.00%, 5/09/16		860,000	11,429,748

			15,305,990

Netherlands – 1.3%
Fortis Bank Nederland NV
3.375%, 5/19/14	EUR	1,419	1,972,124
NIBC Bank NV
3.50%, 4/07/14		3,481	4,864,883
SNS Bank NV
3.50%, 3/10/14		2,068	2,891,950

			9,728,957

United Kingdom – 0.8%
Lloyds TSB Bank PLC
2.75%, 3/16/12	GBP	804	1,275,041
Network Rail Infrastructure Finance PLC
4.875%, 11/27/15		1,782	3,050,607

		Principal Amount (000)	U.S. $ Value
Yorkshire Building Society
2.00%, 3/30/12	U.S.$	1,316	$2,066,888

			6,392,536

Total Governments - Sovereign Agencies (cost $45,621,354)			49,017,891

		Shares
COMMON STOCKS – 3.4%
Equity:Other – 1.3%
Diversified/Specialty – 1.1%
BioMed Realty Trust, Inc.		10,500	195,825
British Land Co. PLC		56,729	465,661
CB Richard Ellis Group, Inc. - Class A(b)		5,400	110,592
Cheung Kong Holdings Ltd.		22,000	338,770
Coresite Realty Corp.		7,600	103,664
Dexus Property Group		269,600	219,160
Digital Realty Trust, Inc.		7,550	389,127
Dundee Real Estate Investment Trust		6,500	197,425
Evergrande Real Estate Group Ltd.		688,000	336,029
Forest City Enterprises, Inc.(b)		7,887	131,634
H&R Real Estate Investment Trust		2,846	55,615
Henderson Land Development(b)		1,200	278
Hysan Development Co., Ltd.		58,000	273,660
Jones Lang LaSalle, Inc.		1,300	109,096
Kerry Properties Ltd.		68,000	352,280
Lend Lease Group		25,400	224,273
Mitsubishi Estate Co., Ltd.		32,000	591,399
Mitsui Fudosan Co., Ltd.		40,000	794,943
Morguard Real Estate Investment Trust		4,804	71,072
New World Development Ltd.		143,000	268,664
Savills PLC		17,200	103,380
Soho China Ltd.		80,500	59,416
Sumitomo Realty & Development Co., Ltd.		13,000	309,265
Sun Hung Kai Properties Ltd.		70,000	1,156,913
Swire Pacific Ltd.		11,000	180,730
Telecity Group PLC(b)		44,159	324,867
Unibail-Rodamco SE(b)		3,050	603,890
UOL Group Ltd.		47,000	174,146
Wereldhave NV		2,000	195,484

			8,337,258

Health Care – 0.1%
Chartwell Seniors Housing Real Estate Investment Trust		25,500	209,786
HCP, Inc.		14,600	537,134
Health Care REIT, Inc.		8,900	423,996
National Health Investors, Inc.		1,554	69,961
Nationwide Health Properties, Inc.		4,300	156,434

			1,397,311

Triple Net – 0.1%
Entertainment Properties Trust		9,550	441,688

			10,176,257

Company	Shares	U.S. $ Value
Retail – 0.7%
Regional Mall – 0.3%
BR Malls Participacoes SA	26,100	$268,861
CapitaMall Trust	32,000	48,670
CBL & Associates Properties, Inc.	7,100	124,250
General Growth Properties, Inc.	13,143	203,454
Multiplan Empreendimentos Imobiliarios SA	11,800	262,301
Simon Property Group, Inc.	10,550	1,049,619
Taubman Centers, Inc.	3,571	180,264
Westfield Group	60,100	588,698

		2,726,117

Shopping Center/Other Retail – 0.4%
Corio NV	2,100	134,838
Developers Diversified Realty Corp.	22,200	312,798
Eurocommercial Properties N.V.	5,690	262,401
Japan Retail Fund Investment Corp.	139	265,816
Kimco Realty Corp.	15,990	288,459
Klepierre	13,300	480,362
Link REIT (The)	37,500	116,435
Primaris Retail Real Estate Investment Trust	6,500	127,738
RioCan Real Estate Investment Trust (Toronto)	6,296	139,306
Tanger Factory Outlet Centers	3,900	199,641
Weingarten Realty Investors	12,989	308,619
Westfield Retail Trust(b)	60,100	157,979

		2,794,392

		5,520,509

Residential – 0.6%
Multi-Family – 0.5%
BRE Properties, Inc.	5,350	232,725
Camden Property Trust	8,500	458,830
Colonial Properties Trust	6,200	111,910
Equity Residential	11,350	589,632
Essex Property Trust, Inc.	1,700	194,174
Home Properties, Inc.	4,700	260,803
KWG Property Holding Ltd.	192,300	148,381
Mid-America Apartment Communities, Inc.	5,550	352,370
Rossi Residencial SA	29,600	263,725
Stockland	90,591	333,693
UDR, Inc.	10,200	239,904
Wing Tai Holdings Ltd.	149,000	196,438

		3,382,585

Self Storage – 0.1%
Big Yellow Group PLC	29,430	160,987
Extra Space Storage, Inc.	15,100	262,740
Public Storage	3,250	329,615

		753,342

		4,135,927

Office – 0.3%
Office – 0.3%
Allied Properties Real Estate Investment Trust	8,500	184,140
Beni Stabili SpA	80,000	67,904
Boston Properties, Inc.	4,327	372,555
Brookfield Properties Corp.	10,100	177,053
Castellum AB	21,000	285,953
Cominar Real Estate Investment Trust	8,648	181,170

Company		Shares	U.S. $ Value
Corporate Office Properties Trust		5,100	$178,245
Douglas Emmett, Inc.		11,500	190,900
Great Portland Estates PLC		35,300	198,950
Hongkong Land Holdings Ltd.		54,000	389,791
ING Office Fund		246,100	139,735
Orix JREIT, Inc.		22	143,024
Sponda Oyj		13,500	70,092

			2,579,512

Lodging – 0.3%
Lodging – 0.3%
DiamondRock Hospitality Co.(b)		22,100	265,200
Great Eagle Holdings Ltd.		42,000	130,694
Hersha Hospitality Trust		18,943	125,024
Hyatt Hotels Corp.(b)		3,900	178,464
InnVest Real Estate Investment Trust		29,300	198,909
Intercontinental Hotels Group PLC		15,100	294,963
Kosmopolito Hotels International Ltd.(b)		256,000	60,930
LaSalle Hotel Properties		5,300	139,920
Sunstone Hotel Investors, Inc.(b)		28,363	292,990
Whitbread PLC		9,800	274,225
Wyndham Worldwide Corp.		8,500	254,660

			2,215,979

Industrials – 0.2%
Industrial Warehouse Distribution – 0.2%
AMB Property Corp.		12,401	393,236
Ascendas Real Estate Investment Trust		153,000	246,891
First Potomac Realty Trust		9,604	161,539
Global Logistic Properties Ltd.(b)		88,000	148,113
ProLogis		23,300	336,452

			1,286,231

Mixed Office Industrial – 0.0%
Goodman Group		390,500	259,519

			1,545,750

Total Common Stocks (cost $23,062,709)			26,173,934

		Principal Amount (000)
CORPORATES - INVESTMENT GRADES – 3.0%
Financial Institutions – 2.1%
Banking – 2.1%
Abbey National Treasury Services PLC
7.125%, 6/20/11	GBP	165	263,142
Australia & New Zealand Banking Group Ltd.
5.25%, 5/20/13	EUR	185	264,478
Bank of America Corp.
4.75%, 5/23/17		200	239,783
5.875%, 1/05/21	U.S.$	720	744,918
Series L
5.65%, 5/01/18		245	250,334
Barclays Bank PLC
5.75%, 9/14/26	GBP	180	266,383

		Principal Amount (000)	U.S. $ Value
Bear Stearns Cos. LLC (The)
5.55%, 1/22/17	U.S.$	240	$255,081
Citigroup, Inc.
5.375%, 8/09/20		944	980,823
5.50%, 4/11/13		240	255,559
Commonwealth Bank of Australia
3.75%, 10/15/14(a)		105	108,927
5.875%, 7/29/11	EUR	190	260,371
Goldman Sachs Group, Inc. (The)
5.375%, 2/15/13		75	105,068
6.00%, 6/15/20	U.S.$	795	859,128
ING Bank NV
3.00%, 9/01/15(a)		990	965,507
JPMorgan Chase & Co.
4.375%, 1/30/14	EUR	100	139,028
JPMorgan Chase Bank NA
4.625%, 5/31/17		200	269,242
Macquarie Group Ltd.
4.875%, 8/10/17(a)	U.S.$	755	739,223
Morgan Stanley
4.00%, 7/24/15		1,055	1,060,470
6.00%, 5/13/14		100	108,048
National Australia Bank Ltd.
Series G
5.50%, 5/20/15	EUR	180	263,875
Royal Bank of Canada
Series DPNT
3.66%, 1/25/17	CAD	1,045	1,058,442
Royal Bank of Scotland PLC (The)
5.625%, 8/24/20	U.S.$	990	984,258
Santander US Debt SA Unipersonal
2.991%, 10/07/13(a)		1,100	1,068,616
Societe Generale
2.50%, 1/15/14(a)		1,205	1,203,773
Standard Chartered PLC
3.85%, 4/27/15(a)		125	128,696
Toronto-Dominion Bank (The)
Series DPNT
4.854%, 2/13/13	CAD	974	1,030,512
Wachovia Corp.
5.50%, 5/01/13	U.S.$	95	103,379
Wells Fargo & Co.
4.00%, 5/17/11	EUR	195	262,595
5.00%, 11/15/14	U.S.$	240	254,849
Westpac Banking Corp.
3.00%, 8/04/15		690	693,490
4.25%, 1/25/12	EUR	200	274,131
6.50%, 6/24/13		100	147,247

			15,609,376

Insurance – 0.0%
Berkshire Hathaway, Inc.
3.20%, 2/11/15	U.S.$	250	257,970

			15,867,346

		Principal Amount (000)	U.S. $ Value
Industrial – 0.8%
Basic – 0.0%
EI du Pont de Nemours & Co.
3.25%, 1/15/15	U.S.$	250	$259,470

Communications - Telecommunications – 0.1%
AT&T, Inc.
5.60%, 5/15/18		235	262,200
Verizon Communications, Inc.
5.25%, 4/15/13		230	250,076

			512,276

Consumer Cyclical - Automotive – 0.2%
American Honda Finance Corp.
6.25%, 7/16/13	EUR	50	73,263
Toyota Motor Credit Corp.
1.375%, 8/12/13	U.S.$	855	858,506
6.625%, 2/03/16	EUR	70	109,632

			1,041,401

Consumer Non-Cyclical – 0.2%
Abbott Laboratories
4.125%, 5/27/20	U.S.$	460	467,696
Baxter International, Inc.
4.25%, 3/15/20		257	264,281
Coca-Cola Enterprises, Inc.
6.50%, 12/07/16	GBP	155	279,139
GlaxoSmithKline Capital, Inc.
4.375%, 4/15/14	U.S.$	235	253,379
Novartis Capital Corp.
2.90%, 4/24/15		255	261,957
Roche Holdings, Inc.
5.50%, 3/04/15	GBP	65	111,313

			1,637,765

Energy – 0.1%
ConocoPhillips
4.60%, 1/15/15	U.S.$	235	256,136
Schlumberger Finance BV
5.25%, 9/05/13	EUR	185	266,915
Shell International Finance BV
3.25%, 9/22/15	U.S.$	250	256,812

			779,863

Technology – 0.2%
Cisco Systems, Inc.
5.25%, 2/22/11		100	100,627
Hewlett-Packard Co.
2.95%, 8/15/12		105	108,259
Oracle Corp.
5.75%, 4/15/18		230	263,107
SAIC, Inc.
4.45%, 12/01/20(a)		1,200	1,201,910

			1,673,903

			5,904,678

		Principal Amount (000)	U.S. $ Value
Non Corporate Sectors – 0.1%
Agencies - Not Government Guaranteed – 0.1%
Korea Development Bank
3.25%, 3/09/16	U.S.$	1,229	$1,195,145

Total Corporates - Investment Grades (cost $22,836,084)			22,967,169

INFLATION-LINKED SECURITIES – 2.0%
United States – 1.6%
U.S. Treasury Inflation Index
1.375%, 7/15/18 (TIPS)		11,581	12,204,540

Sweden – 0.4%
Sweden Government Bond
Series 3105
3.50%, 12/01/15	SEK	15,370	3,092,351

Total Inflation-Linked Securities (cost $15,148,231)			15,296,891

		Shares
INVESTMENT COMPANIES – 1.4%
United States – 1.4%
Vanguard Emerging Markets ETF (cost $11,038,997)		232,000	11,170,800

		Principal Amount (000)
SUPRANATIONALS – 1.0%
European Investment Bank
2.15%, 1/18/27	JPY	566,500	7,337,860
4.375%, 4/15/13	EUR	95	135,353

Total Supranationals (cost $6,369,320)			7,473,213

LOCAL GOVERNMENTS - PROVINCIAL BONDS – 0.1%
Province of Ontario Canada
4.25%, 12/11/13		350	492,678
Province of Quebec Canada
4.25%, 2/27/13		350	491,078

Total Local Governments - Provincial Bonds (cost $992,100)			983,756

GOVERNMENTS - SOVEREIGN BONDS – 0.1%
Poland – 0.1%
Poland Government International Bond
3.875%, 7/16/15
(cost $879,120)	U.S.$	877	891,251

AGENCIES – 0.1%
Agency Debentures – 0.1%
Federal National Mortgage Association
5.375%, 6/12/17
(cost $763,995)		690	794,453

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS – 29.5%
Investment Companies – 29.5%
AllianceBernstein Fixed-Income Shares, Inc. -
Government STIF Portfolio, 0.16%(c) (cost $225,893,008)	225,892,998	$225,893,008

Total Investments – 96.8% (cost $728,044,617)(d)		742,669,708
Other assets less liabilities – 3.2%(e)		24,187,021

Net Assets – 100.0%		$766,856,729

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2010	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
ASX SPI 200 Index Futures	13	March 2011	$1,586,963	$1,572,300	$(14,663)
EURO STOXX 50	161	March 2011	6,155,172	6,011,131	(144,041)
FTSE 100 Index	39	March 2011	3,557,819	3,583,231	25,412
FTSE MIB Index Futures	1	March 2011	138,543	135,000	(3,543)
German Euro Bobl Futures	56	March 2011	8,900,390	8,888,639	(11,751)
German Euro Bund Futures	13	March 2011	2,189,831	2,176,873	(12,958)
German Euro Buxl Futures	4	March 2011	590,010	576,747	(13,263)
German Euro Schatz Futures	9	March 2011	1,311,407	1,310,970	(437)
Hang Seng Index Futures	4	January 2011	584,176	592,322	8,146
JGB Mini 10 Yr Futures SGX	22	March 2011	3,791,569	3,810,100	18,531
MSCI EAFE Mini Index Futures	429	March 2011	34,958,049	35,628,450	670,401
MSCI Emerging Market Mini Futures	127	March 2011	7,100,085	7,339,965	239,880
OMX 30 Index Futures	54	January 2011	930,900	928,951	(1,949)
S&P 500 E Mini Index Futures	3,145	March 2011	194,545,059	197,034,250	2,489,191
S&P TSE 60 Index Futures	40	March 2011	6,065,018	6,171,980	106,962
Topix Index Futures	34	March 2011	3,743,484	3,752,186	8,702
UK Long Gilt Bond Futures	8	March 2011	1,495,252	1,490,374	(4,878)
Sold Contracts
U.S. T-Bond 30 Yr Futures	54	March 2011	6,570,972	6,594,750	(23,778)
U.S. T-Note 10 Yr Futures	205	March 2011	24,801,913	24,689,688	112,225
U.S. T-Note 2 Yr Futures	104	March 2011	22,739,899	22,766,250	(26,351)
U.S. T-Note 5 Yr Futures	22	March 2011	2,626,213	2,589,813	36,400

					$3,458,238

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at December 31, 2010	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Bank of America N.A.:
Japanese Yen settling 2/15/11	166,637	$1,997,256	$2,053,320	$56,064
Barclays Bank PLC Wholesale:
Japanese Yen settling 3/15/11	45,922	546,326	566,020	19,694
Norwegian Krone settling
3/15/11	2,442	402,418	417,035	14,617
Citibank N.A.:
Australian Dollar settling 2/15/11	2,111	2,064,039	2,148,164	84,125
Credit Suisse London Branch (GFX):
Japanese Yen settling 2/15/11	61,663	731,809	759,818	28,009
Morgan Stanley and Co., Inc.:
Australian Dollar settling 3/15/11	380	368,581	385,322	16,741
Swedish Krona settling 3/15/11	4,701	678,629	697,195	18,566
Societe Generale:
Euro settling 2/15/11	6,911	9,256,593	9,234,196	(22,397)
State Street Bank and Trust Co.:
Australian Dollar settling 3/15/11	218	212,299	221,053	8,754
Canadian Dollar settling 1/21/11	10,370	10,303,268	10,425,939	122,671
Canadian Dollar settling 2/15/11	950	932,808	954,644	21,836
Canadian Dollar settling 2/15/11	2,431	2,423,487	2,442,884	19,397
Euro settling 1/06/11	568	738,707	758,532	19,825
Euro settling 1/06/11	573	758,284	766,292	8,008
Euro settling 1/06/11	573	758,709	766,038	7,329
Euro settling 1/06/11	466	615,620	622,070	6,450
Euro settling 1/06/11	596	806,176	796,293	(9,883)
Euro settling 1/06/11	718	974,799	959,346	(15,453)
Euro settling 1/06/11	719	1,001,415	961,382	(40,033)
Euro settling 3/15/11	166	226,432	221,774	(4,658)
Great British Pound settling
2/02/11	413	652,020	643,722	(8,298)
Japanese Yen settling 1/13/11	82,761	993,808	1,019,441	25,633
Japanese Yen settling 1/13/11	47,597	569,496	586,290	16,794
New Zealand Dollar settling
3/15/11	310	237,404	240,241	2,837
Swiss Franc settling
3/15/11	231	230,332	247,269	16,937
UBS AG:
Great British Pound settling
2/15/11	878	1,400,094	1,368,468	(31,626)
Westpac Banking Corp:
New Zealand Dollar settling
3/15/11	444	329,604	344,088	14,484
Sale Contracts:
Calyon:
Canadian Dollar settling 3/15/11	832	823,192	835,495	(12,303)
Royal Bank of Scotland PLC:
Euro settling 2/15/11	34,350	46,851,339	45,897,069	954,270
Standard Chartered Bank:
Pound Sterling settling 3/15/11	272	422,883	423,846	(963)
State Street Bank and Trust Co.:
Australian Dollar settling 2/15/11	1,367	1,365,784	1,391,066	(25,282)
Australian Dollar settling 2/15/11	925	910,505	941,284	(30,779)
Australian Dollar settling 2/15/11	645	613,279	656,355	(43,076)
Australian Dollar settling 2/17/11	7,062	6,957,049	7,184,944	(227,895)
Canadian Dollar settling 1/21/11	33,831	33,065,085	34,014,266	(949,181)
Danish Krone settling 2/11/11	9,756	1,734,091	1,748,858	(14,767)
Euro settling 1/06/11	89,946	124,806,518	120,194,568	4,611,950
Euro settling 1/06/11	2,171	2,976,890	2,901,640	75,250
Euro settling 1/06/11	693	983,108	925,548	57,560
Euro settling 1/06/11	1,724	2,357,053	2,304,094	52,959
Euro settling 1/06/11	7,420	9,931,138	9,915,373	15,765
Euro settling 1/06/11	2,729	3,658,492	3,647,180	11,312

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at December 31, 2010	Unrealized Appreciation/ (Depreciation)
Euro settling 1/06/11	580	$761,260	$775,629	$(14,369)
Euro settling 1/06/11	1,197	1,572,793	1,599,479	(26,686)
Euro settling 2/15/11	1,394	1,929,868	1,862,606	67,262
Euro settling 2/15/11	656	914,726	876,520	38,206
Euro settling 3/15/11	142	186,121	189,710	(3,589)
Euro settling 3/15/11	166	217,578	221,774	(4,196)
Great British Pound settling
2/02/11	1,981	3,118,495	3,088,707	29,788
Great British Pound settling
2/02/11	35,371	54,987,796	55,135,179	(147,383)
Great British Pound settling
2/15/11	787	1,262,167	1,226,633	35,534
Great British Pound settling
2/15/11	499	802,911	777,751	25,160
Great British Pound settling
3/15/11	123	194,560	191,666	2,894
Japanese Yen settling 1/13/11	4,874,707	60,039,255	60,045,889	(6,634)
Japanese Yen settling 1/13/11	372,289	4,460,523	4,585,794	(125,271)
Japanese Yen settling 1/13/11	387,889	4,620,857	4,777,951	(157,094)
Japanese Yen settling 2/15/11	54,595	677,668	672,726	4,942
Japanese Yen settling 2/15/11	130,777	1,613,157	1,611,449	1,708
Japanese Yen settling 2/15/11	68,621	824,128	845,556	(21,428)
Mexican Nuevo Peso settling
2/11/11	36,034	2,881,454	2,910,091	(28,637)
New Zealand Dollar settling
2/09/11	7,460	5,527,065	5,797,009	(269,944)
Norwegian Krone settling
2/15/11	14,757	2,483,280	2,523,730	(40,450)
Polish Zloty settling 1/12/11	8,874	3,068,427	2,996,128	72,299
South African Rand settling
2/10/11	17,095	2,474,002	2,580,994	(106,992)
South African Rand settling
2/10/11	15,905	2,283,409	2,401,275	(117,866)
Swedish Krona settling 2/15/11	20,874	3,045,254	3,099,182	(53,928)
Swiss Franc settling 2/15/11	369	379,661	394,856	(15,195)

TOTAL RETURN SWAP CONTRACTS ON INDICES

Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	FTSE EPRA/NAREIT Developed Real Estate index	1,090	1-Month USD-LIBOR- BBA Plus a specified spread*	$3,050	11/15/11	Credit Suisse International	$116,751
Receive	MSCI Daily TR Gross EAFE	9,482	1-Month USD-LIBOR-BBA Plus a specified spread*	4,094	3/15/11	Goldman Sachs	72,089
Receive	MSCI Daily TR Gross EAFE	624	1-Month USD-LIBOR-BBA Plus a specified spread*	269	3/15/11	Goldman Sachs	4,744
Receive	MSCI Daily TR Gross EAFE	7,053	1-Month USD-LIBOR-BBA Plus a specified spread*	3,045	5/16/11	Goldman Sachs	53,622

							$247,206

*	BBA - British Bankers’ Association

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the aggregate market value of these securities amounted to $16,775,229 or 2.2% of net assets.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of December 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $18,828,894 and gross unrealized depreciation of investments was $(4,203,803), resulting in net unrealized appreciation of $14,625,091.
(e)	An amount of U.S. $20,465,388 has been segregated to collateralize margin requirements for the open futures contracts at December 31, 2010.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

DKK – Danish Krone

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

JPY – Japanese Yen

MXN – Mexican Nuevo Peso

NOK – Norwegian Krone

NZD – New Zealand Dollar

PLN – Polish Zloty

SEK – Swedish Krona

ZAR – South African Rand

Glossary:

LIBOR – London Interbank Offered Rates

REIT – Real Estate Investment Trust

TIPS - Treasury Inflation Protected Security

Sanford C. Bernstein Fund, Inc. - Overlay B Portfolio

Portfolio of Investments

December 31, 2010 (unaudited)

COUNTRY BREAKDOWN *

35.0%	United States
11.5%	Japan
11.5%	United Kingdom
6.4%	France
6.1%	Netherlands
5.3%	Germany
4.9%	Canada
4.2%	Italy
2.5%	Australia
2.2%	Austria
1.4%	Supranational
1.2%	Belgium
1.2%	Finland
1.2%	New Zealand
5.4%	Other

100.0%	Total Investments

*	All data are as of December 31, 2010. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund may also enter into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.9% or less in the following countries Brazil, China, Denmark, Hong Kong, Mexico, Norway, Poland, Singapore, South Africa, South Korea, Spain, Sweden and Switzerland.

Sanford C. Bernstein Fund, Inc. - Overlay B Portfolio

December 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$—	$382,007,342	$—	$382,007,342
Governments - Sovereign Agencies	—	49,017,891	—	49,017,891
Common Stocks
Equity:Other	3,203,048	6,972,931	—	10,175,979
Retail	3,623,289	1,897,220	—	5,520,509
Residential	3,296,428	839,499	—	4,135,927
Office	1,284,063	1,295,449	—	2,579,512
Lodging	1,516,097	699,882	—	2,215,979
Industrials	1,039,340	506,410	—	1,545,750
Corporates - Investment Grades	—	22,967,169	—	22,967,169
Inflation-Linked Securities	—	15,296,891	—	15,296,891
Investment Companies	—	11,170,800	—	11,170,800
Supranationals	—	7,473,213	—	7,473,213
Local Governments - Provincial Bonds	—	983,756	—	983,756
Governments - Sovereign Bonds	—	891,251	—	891,251
Agencies	—	794,453	—	794,453
Warrants	278	—	—	278
Short-Term Investments	225,893,008	—	—	225,893,008

Total Investments in Securities	239,855,551	502,814,157+	—	742,669,708
Other Financial Instruments* :
Assets
Futures Contracts	3,715,850	—	—	3,715,850
Forward Currency Exchange Contracts	—	6,585,630	—	6,585,630
Total Return Swap Contracts	—	247,206	—	247,206
Liabilities
Futures Contracts	(257,612)	—	—	(257,612)
Forward Currency Exchange Contracts	—	(2,576,256)	—	(2,576,256)

Total	$243,313,789	$507,070,737	$—	$750,384,526

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Fund values its securities which may materially affect the value of securities trading in such markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tool to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value heirarchy assumes the financial instrument was transferred at the end of the reporting period.

	Corporates - Investment Grades	Total
Balance as of 9/30/10	$1,095,424	$1,095,424
Accrued discounts/(premiums)	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	(26,808)	(26,808)
Net purchases (sales)	—	—
Net transfers in to Level 3	—	—
Net transfers out of Level 3	(1,068,616)	(1,068,616)

Balance as of 12/31/10	$—	$—

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/10	$—	$—

Sanford C. Bernstein Fund, Inc. - Tax-Aware Overlay A Portfolio

Portfolio of Investments

December 31, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 68.7%
Consumer Discretionary - 11.5%
Auto Components - 0.9%
GKN PLC	568,800	$1,974,328
Johnson Controls, Inc.	251,000	9,588,200
Lear Corp. (a)	49,200	4,856,532
Magna International, Inc.-Class A	18,600	971,061
NGK Spark Plug Co., Ltd.	48,000	733,520
Sumitomo Rubber Industries Ltd.	48,400	503,430

		18,627,071

Automobiles - 1.2%
Ford Motor Co. (a)	1,016,100	17,060,319
General Motors Co. (a)	72,000	2,653,920
Nissan Motor Co., Ltd.	217,500	2,057,517
Renault SA (a)	32,700	1,903,529
Toyota Motor Corp.	65,600	2,582,569

		26,257,854

Distributors - 0.4%
Inchcape PLC (a)	79,620	444,090
Li & Fung Ltd.	1,338,000	7,823,353

		8,267,443

Diversified Consumer Services - 0.2%
Anhanguera Educacional Participacoes SA	89,800	2,163,856
Estacio Participacoes SA	189,200	3,077,349

		5,241,205

Hotels, Restaurants & Leisure - 1.0%
Ajisen China Holdings Ltd.	200,200	337,174
Carnival Corp.	139,900	6,450,789
Hyatt Hotels Corp. (a)	15,400	704,704
Royal Caribbean Cruises Ltd. (a)	113,100	5,315,700
Shangri-La Asia Ltd.	202,000	547,984
Starbucks Corp.	217,700	6,994,701

		20,351,052

Household Durables - 0.8%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	170,600	2,245,548
DR Horton, Inc.	198,244	2,365,051
Garmin Ltd.	51,500	1,595,985
MRV Engenharia e Participacoes SA	104,900	986,439
NVR, Inc. (a)	3,200	2,211,264
Rossi Residencial SA	79,700	710,098
Sharp Corp.	196,000	2,011,325
Sony Corp.	62,400	2,231,713
Stanley Black & Decker, Inc.	35,879	2,399,229

		16,756,652

Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (a)	27,500	4,950,000

Media - 3.8%
Cablevision Systems Corp.	140,700	4,761,288
Comcast Corp.-Class A (b)	760,600	16,710,382

1

DIRECTV (a)	98,400	3,929,112
Gannett Co., Inc.	141,800	2,139,762
Informa PLC	172,300	1,098,256
Jupiter Telecommunications Co., Ltd.	633	664,071
Meredith Corp.	62,400	2,162,160
News Corp.-Class A	982,800	14,309,568
Time Warner Cable, Inc.-Class A (b)	215,900	14,255,877
Time Warner, Inc.	166,600	5,359,522
Viacom, Inc.-Class B	132,400	5,244,364
Vivendi SA	97,630	2,638,106
Walt Disney Co. (The)	232,500	8,721,075

		81,993,543

Multiline Retail - 1.2%
Kohl’s Corp. (a)(b)	347,600	18,888,584
Marks & Spencer Group PLC	125,213	722,043
PPR	6,800	1,082,633
Target Corp. (b)	94,000	5,652,220

		26,345,480

Specialty Retail - 1.5%
Esprit Holdings Ltd.	328,100	1,556,521
Fast Retailing Co., Ltd.	13,300	2,109,665
Gap, Inc. (The)	330,300	7,312,842
Hennes & Mauritz AB-Class B	151,250	5,037,391
Inditex SA	41,140	3,079,454
Limited Brands, Inc.	79,800	2,452,254
Lowe’s Cos., Inc.	123,400	3,094,872
Ross Stores, Inc.	77,800	4,920,850
Yamada Denki Co., Ltd.	23,050	1,568,119

		31,131,968

Textiles, Apparel & Luxury Goods - 0.3%
Anta Sports Products Ltd.	411,000	658,376
Daphne International Holdings Ltd.	122,000	114,238
Polo Ralph Lauren Corp.-Class A	41,300	4,580,996
Ports Design Ltd.	319,906	882,687

		6,236,297

		246,158,565

Financials - 10.9%
Capital Markets - 1.6%
Credit Suisse Group AG (Sponsored ADR)	4,400	177,804
Franklin Resources, Inc.	10,900	1,212,189
Goldman Sachs Group, Inc. (The)	145,800	24,517,728
GP Investments Ltd. (BDR) (a)	442,700	1,960,147
Man Group PLC	483,800	2,243,337
Morgan Stanley	185,000	5,033,850

		35,145,055

Commercial Banks - 3.9%
Banco Bradesco SA (Preference Shares)	13,750	270,444
Banco Santander Brasil SA (ADR)	136,900	1,861,840
Bangkok Bank PCL (NVDR)	245,300	1,195,368
Bank Central Asia Tbk PT	2,995,000	2,123,561
Bank of China Ltd.	2,617,000	1,382,986
Bank Rakyat Indonesia Persero TBK PT	996,500	1,159,162
Barclays PLC	586,000	2,421,882

BB&T Corp.	177,700	4,671,733
BNP Paribas	47,640	3,034,007
China Construction Bank Corp.-Class H	554,000	498,435
Comerica, Inc.	109,200	4,612,608
Danske Bank A/S (a)	42,100	1,079,669
DnB NOR ASA	46,800	658,384
Fifth Third Bancorp	320,100	4,699,068
Itau Unibanco Holding SA (ADR)	109,250	2,623,093
KB Financial Group, Inc. (ADR) (a)	43,300	2,290,137
KBC Groep NV (a)	35,100	1,195,950
Komercni Banka AS	5,900	1,395,986
Lloyds Banking Group PLC (a)	752,200	776,499
National Australia Bank Ltd.	140,300	3,403,896
National Bank of Canada	20,200	1,392,039
Societe Generale	52,400	2,819,458
Standard Chartered PLC	125,600	3,390,665
Sumitomo Mitsui Financial Group, Inc.	58,100	2,057,153
Toronto-Dominion Bank (The)	10,300	769,159
Turkiye Garanti Bankasi AS	575,500	2,906,501
Turkiye Is Bankasi-Class C	318,800	1,132,391
Turkiye Vakiflar Bankasi Tao-Class D	420,100	1,059,894
UniCredit SpA	1,187,500	2,461,866
Wells Fargo & Co. (b)	784,500	24,311,655

		83,655,489

Consumer Finance - 0.5%
Capital One Financial Corp.	199,000	8,469,440
ORIX Corp.	20,490	2,007,509

		10,476,949

Diversified Financial Services - 2.9%
AMMB Holdings Bhd	381,000	868,064
BM&F Bovespa SA	326,500	2,582,497
Challenger Ltd.	79,900	384,657
CME Group, Inc.-Class A	24,900	8,011,575
JPMorgan Chase & Co.	1,156,900	49,075,698

		60,922,491

Insurance - 1.1%
Admiral Group PLC	168,437	3,983,960
AIA Group Ltd. (a)	778,600	2,188,711
Allianz SE	27,800	3,303,052
Aviva PLC	344,200	2,115,757
Muenchener Rueckversicherungs AG	14,700	2,226,368
Prudential PLC	201,600	2,106,164
Travelers Cos., Inc. (The)	120,500	6,713,055
XL Group PLC	51,200	1,117,184

		23,754,251

Real Estate Management & Development - 0.9%
CapitaLand Ltd.	1,466,000	4,240,420
CapitaMalls Asia Ltd.	557,000	842,316
China Overseas Land & Investment Ltd.	1,822,000	3,373,141
Evergrande Real Estate Group Ltd.	1,329,000	649,102
Hang Lung Group Ltd.	135,000	888,708
Hang Lung Properties Ltd.	1,391,000	6,465,790
Mitsui Fudosan Co., Ltd.	106,000	2,106,599
New World Development Ltd.	491,000	922,475

3

Sumitomo Realty & Development Co., Ltd.	17,000	404,424

		19,892,975

		233,847,210

Information Technology - 9.9%
Communications Equipment - 0.9%
Cisco Systems, Inc. (a)(b)	570,500	11,541,215
Juniper Networks, Inc. (a)	98,400	3,632,928
Motorola, Inc. (a)	513,000	4,652,910

		19,827,053

Computers & Peripherals - 3.6%
Apple, Inc. (a)(b)	115,500	37,255,680
Dell, Inc. (a)(b)	784,000	10,623,200
EMC Corp. (a)(b)	596,800	13,666,720
Hewlett-Packard Co.	175,300	7,380,130
Lite-On Technology Corp.	552,089	758,901
Logitech International SA (a)	197,000	3,745,949
Pegatron Corp. (a)	585,000	841,877
Toshiba Corp.	276,000	1,497,929
Wistron Corp.	609,213	1,240,693

		77,011,079

Electronic Equipment, Instruments & Components - 0.7%
AU Optronics Corp. (a)	2,543,000	2,643,752
Corning, Inc.	275,400	5,320,728
Tyco Electronics Ltd.	175,400	6,209,160

		14,173,640

Internet Software & Services - 1.2%
Google, Inc.-Class A (a)(b)	42,700	25,362,519

IT Services - 0.7%
Accenture PLC	165,900	8,044,491
Cap Gemini SA	50,100	2,342,140
International Business Machines Corp.	29,400	4,314,744

		14,701,375

Office Electronics - 0.0%
Konica Minolta Holdings, Inc.	81,000	837,164

Semiconductors & Semiconductor Equipment - 1.2%
Broadcom Corp.-Class A	179,400	7,812,870
Intel Corp. (b)	178,800	3,760,164
KLA-Tencor Corp.	90,900	3,512,376
Marvell Technology Group Ltd. (a)	148,700	2,758,385
NVIDIA Corp. (a)	192,600	2,966,040
Samsung Electronics Co., Ltd. (GDR) (London) (c)	800	337,960
Samsung Electronics Co., Ltd. (GDR) (OTC U.S.) (c)	11,200	4,725,280
Trina Solar Ltd. (Sponsored ADR) (a)	37,800	885,276

		26,758,351

Software - 1.6%
Citrix Systems, Inc. (a)	92,600	6,334,766

Intuit, Inc. (a)	52,700	2,598,110
Microsoft Corp.	318,900	8,903,688
Oracle Corp.	446,800	13,984,840
Rovi Corp. (a)	34,003	2,108,526
Temenos Group AG (a)	28,360	1,179,011

		35,108,941

		213,780,122

Energy - 8.5%
Energy Equipment & Services - 2.6%
AMEC PLC	201,392	3,621,842
Cameron International Corp. (a)	64,900	3,292,377
Cie Generale de Geophysique-Veritas (a)	32,000	976,864
Ensco PLC (Sponsored ADR)	171,300	9,143,994
Petrofac Ltd.	144,141	3,581,489
Petroleum Geo-Services ASA (a)	45,550	716,012
Rowan Cos., Inc. (a)	138,800	4,845,508
Saipem SpA	47,200	2,330,398
Schlumberger Ltd. (b)	301,100	25,141,850
Technip SA	24,815	2,293,722

		55,944,056

Oil, Gas & Consumable Fuels - 5.9%
Afren PLC (a)	1,224,712	2,823,859
Banpu PCL	24,900	650,432
Banpu PCL (NVDR)	23,600	619,505
BP PLC	475,900	3,507,849
China Petroleum & Chemical Corp.-Class H	1,358,000	1,299,318
ConocoPhillips (b)	153,000	10,419,300
Devon Energy Corp. (b)	169,500	13,307,445
EOG Resources, Inc.	63,100	5,767,971
Gazprom OAO (Sponsored ADR)	174,700	4,444,368
Hess Corp. (b)	143,000	10,945,220
Indo Tambangraya Megah PT	160,000	899,937
JX Holdings, Inc.	141,800	959,565
LUKOIL OAO (London) (Sponsored ADR)	28,000	1,602,160
Marathon Oil Corp.	264,100	9,779,623
Newfield Exploration Co. (a)	110,200	7,946,522
Nexen, Inc. (New York)	185,900	4,257,110
Nexen, Inc. (Toronto)	105,087	2,409,719
Noble Energy, Inc. (b)	117,600	10,123,008
Occidental Petroleum Corp.	55,400	5,434,740
OMV AG	32,600	1,358,617
Penn West Energy Trust	88,110	2,112,584
Petroleo Brasileiro SA (Sponsored ADR)	174,500	5,962,665
PTT PCL (NVDR)	110,100	1,168,751
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	150,700	4,993,554
Southwestern Energy Co. (a)	168,400	6,303,212
Suncor Energy, Inc. (New York)	125,200	4,793,908
Suncor Energy, Inc. (Toronto)	61,800	2,379,266

		126,270,208

		182,214,264

Industrials - 8.0%
Aerospace & Defense - 1.6%
BAE Systems PLC	343,200	1,767,758
Goodrich Corp.	80,800	7,116,056
Honeywell International, Inc.	110,000	5,847,600
Northrop Grumman Corp.	234,900	15,216,822
Raytheon Co.	69,300	3,211,362

		33,159,598

Air Freight & Logistics - 0.8%
FedEx Corp.	40,300	3,748,303
Kuehne & Nagel International AG	7,627	1,061,134
United Parcel Service, Inc.-Class B	180,800	13,122,464

		17,931,901

Airlines - 0.3%
Delta Air Lines, Inc. (a)	550,300	6,933,780

Building Products - 0.1%
Asahi Glass Co., Ltd.	184,000	2,139,888

Commercial Services & Supplies - 0.3%
Aggreko PLC	87,500	2,024,718
Rentokil Initial PLC (a)	271,700	411,480
Serco Group PLC	487,100	4,228,536

		6,664,734

Construction & Engineering - 0.2%
Aveng Ltd.	129,700	851,443
Bouygues SA	80,454	3,472,258
Murray & Roberts Holdings Ltd.	142,700	870,280

		5,193,981

Electrical Equipment - 0.6%
Cooper Industries PLC	166,600	9,711,114
Sumitomo Electric Industries Ltd.	142,500	1,969,232
Vestas Wind Systems A/S (a)	34,571	1,094,873

		12,775,219

Industrial Conglomerates - 0.4%
Bidvest Group Ltd.	52,400	1,247,060
General Electric Co. (b)	366,200	6,697,798

		7,944,858

Machinery - 2.9%
Cargotec Oyj	7,100	370,265
Danaher Corp.	278,800	13,150,996
Deere & Co.	94,500	7,848,225
Dover Corp.	108,000	6,312,600
Eaton Corp.	74,800	7,592,948
Flowserve Corp.	19,000	2,265,180
Illinois Tool Works, Inc. (b)	140,200	7,486,680
Ingersoll-Rand PLC	240,100	11,306,309
Parker Hannifin Corp.	64,200	5,540,460
SPX Corp.	15,500	1,108,095

		62,981,758

Professional Services - 0.3%
Capita Group PLC (The)	512,900	5,578,083

Road & Rail - 0.1%
Firstgroup PLC	82,900	515,804
Nippon Express Co., Ltd.	186,000	835,305

		1,351,109

Trading Companies & Distributors - 0.2%
Mitsubishi Corp.	80,900	2,180,394
Mitsui & Co., Ltd.	125,000	2,056,738

		4,237,132

Transportation Infrastructure - 0.2%
China Merchants Holdings International Co., Ltd.	1,060,000	4,184,269

		171,076,310

Health Care - 6.7%
Biotechnology - 1.3%
Celgene Corp. (a)	101,000	5,973,140
Gilead Sciences, Inc. (a)(b)	472,500	17,123,400
Vertex Pharmaceuticals, Inc. (a)	105,200	3,685,156

		26,781,696

Health Care Equipment & Supplies - 1.1%
Alcon, Inc.	131,000	21,405,400
Covidien PLC	62,900	2,872,014

		24,277,414

Health Care Providers & Services - 0.4%
Community Health Systems, Inc. (a)	5,800	216,746
Express Scripts, Inc.-Class A (a)	114,800	6,204,940
Health Net, Inc. (a)	83,600	2,281,444

		8,703,130

Pharmaceuticals - 3.9%
Allergan, Inc.	34,700	2,382,849
Aspen Pharmacare Holdings Ltd. (a)	231,951	3,242,841
AstraZeneca PLC	116,400	5,304,889
AstraZeneca PLC (Sponsored ADR)	314,000	14,503,660
Bayer AG	34,700	2,572,201
Johnson & Johnson	330,000	20,410,500
Merck & Co., Inc.	24,500	882,980
Novartis AG	59,950	3,528,990
Pfizer, Inc. (b)	1,063,700	18,625,387
Sanofi-Aventis SA	42,100	2,699,044
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	192,250	10,021,992

		84,175,333

		143,937,573

Materials - 5.8%
Chemicals - 2.4%
Agrium, Inc. (New York)	20,400	1,871,700
Agrium, Inc. (Toronto)	23,500	2,162,577
Arkema SA	18,500	1,334,083
CF Industries Holdings, Inc.	39,300	5,311,395

Clariant AG (a)	67,900	1,375,817
DIC Corp.	208,000	463,609
Dow Chemical Co. (The)	368,500	12,580,590
Huabao International Holdings Ltd.	507,000	834,400
Israel Chemicals Ltd.	403,500	6,910,637
K+S AG	84,100	6,338,754
Koninklijke DSM NV	35,700	2,034,994
Monsanto Co.	68,600	4,777,304
Nippon Shokubai Co., Ltd.	53,000	546,503
Potash Corp. of Saskatchewan, Inc.	28,500	4,412,655
Zeon Corp.	49,000	409,149

		51,364,167

Construction Materials - 0.0%
CRH PLC (London)	4,970	103,693

Containers & Packaging - 0.0%
Smurfit Kappa Group PLC (a)	38,900	379,663

Metals & Mining - 3.4%
Agnico-Eagle Mines Ltd.	35,600	2,730,520
Alcoa, Inc.	362,500	5,578,875
BHP Billiton PLC	101,300	4,075,493
Cliffs Natural Resources, Inc.	59,700	4,657,197
Commercial Metals Co.	111,000	1,841,490
Dowa Holdings Co., Ltd.	62,000	405,053
Eurasian Natural Resources Corp. PLC	21,200	348,623
Freeport-McMoRan Copper & Gold, Inc.	123,800	14,867,142
Gold Fields Ltd. (Sponsored ADR)	57,300	1,038,849
JFE Holdings, Inc.	56,200	1,948,584
KGHM Polska Miedz SA	26,500	1,550,498
Lundin Mining Corp. (a)	159,000	1,160,957
Mitsubishi Materials Corp. (a)	402,000	1,277,471
New Gold, Inc. (a)	111,200	1,082,587
Rio Tinto PLC	134,000	9,551,760
ThyssenKrupp AG	49,700	2,064,766
Vale SA (Sponsored ADR) (Local Preference Shares)	171,200	5,173,664
Vale SA (Sponsored ADR)-Class B	193,900	6,703,123
Xstrata PLC	275,291	6,523,372

		72,580,024

		124,427,547

Consumer Staples - 5.0%
Beverages - 0.6%
Anheuser-Busch InBev NV	95,110	5,434,470
Asahi Breweries Ltd.	64,000	1,235,240
Cia de Bebidas das Americas (Preference Shares)	54,500	1,658,639
Constellation Brands, Inc.-Class A (a)	57,400	1,271,410
PepsiCo, Inc.	59,400	3,880,602

		13,480,361

Food & Staples Retailing - 1.2%
Aeon Co., Ltd.	42,000	524,088
BIM Birlesik Magazalar AS	13,000	441,059
Costco Wholesale Corp. (b)	108,800	7,856,448
Delhaize Group SA	33,433	2,472,469
Koninklijke Ahold NV	108,900	1,438,586
Olam International Ltd.	848,000	2,076,863

Safeway, Inc. (b)	313,800	7,057,362
Tesco PLC	457,200	3,031,718

		24,898,593

Food Products - 1.2%
Archer-Daniels-Midland Co.	99,000	2,977,920
Bunge Ltd.	116,800	7,652,736
Chaoda Modern Agriculture Holdings Ltd.	3,546,000	2,668,329
China Green Holdings Ltd.	2,178,000	2,128,570
Sara Lee Corp.	387,000	6,776,370
Smithfield Foods, Inc. (a)	170,000	3,507,100

		25,711,025

Household Products - 0.7%
Kimberly-Clark Corp.	66,800	4,211,072
Procter & Gamble Co. (The)	141,400	9,096,262
Reckitt Benckiser Group PLC	32,695	1,798,716

		15,106,050

Personal Products - 0.0%
Hypermarcas SA (a)	78,500	1,065,425

Tobacco - 1.3%
Altria Group, Inc. (b)	335,400	8,257,548
British American Tobacco PLC	150,381	5,784,582
Imperial Tobacco Group PLC	222,700	6,845,748
Japan Tobacco, Inc.	1,738	6,417,688

		27,305,566

		107,567,020

Telecommunication Services - 1.7%
Diversified Telecommunication Services - 1.1%
AT&T, Inc. (b)	423,100	12,430,678
CenturyLink, Inc.	107,500	4,963,275
China Unicom Hong Kong Ltd.	50,000	71,433
France Telecom SA	69,700	1,458,522
Nippon Telegraph & Telephone Corp.	52,100	2,372,518
Telecom Italia SpA (ordinary shares)	1,762,900	2,287,267
Telstra Corp. Ltd.	14,700	41,938

		23,625,631

Wireless Telecommunication Services - 0.6%
China Mobile Ltd.	216,500	2,147,957
KDDI Corp.	256	1,476,284
Vodafone Group PLC	1,429,400	3,752,395
Vodafone Group PLC (Sponsored ADR)	243,900	6,446,277

		13,822,913

		37,448,544

Utilities - 0.7%
Electric Utilities - 0.5%
E.ON AG	106,200	3,243,202
EDF SA	41,000	1,683,760
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA (Preference Shares)-Class B	20,000	386,867
Pepco Holdings, Inc.	114,000	2,080,500

Tokyo Electric Power Co., Inc. (The)	91,300	2,226,127

		9,620,456

Gas Utilities - 0.0%
Tokyo Gas Co., Ltd.	71,000	314,407

Independent Power Producers & Energy Traders - 0.2%
Constellation Energy Group, Inc.	150,000	4,594,500

		14,529,363

Total Common Stocks (cost $1,300,444,885)		1,474,986,518

WARRANTS - 1.2%
Financials - 0.5%
Commercial Banks - 0.2%
Bank of Baroda, JPMorgan Chase Bank NA, expiring 9/29/14 (a)(c)	30,200	602,067
Hana Financial Group, Inc., Deutsche Bank AG London, expiring 11/18/19 (a)(c)	62,500	2,403,419
Punjab National Bank Ltd., Merrill Lynch Intl & Co., expiring 3/10/11 (a)(c)	20,700	565,760

		3,571,246

Consumer Finance - 0.1%
Shriram Transport Finance Co., Ltd., Merrill Lynch Intl & Co., expiring 1/22/15 (a)(c)	96,600	1,687,718

Thrifts & Mortgage Finance - 0.2%
Housing Development Finance Corp., Deutsche Bank AG London, expiring 1/30/17 (a)(c)	347,500	5,661,609

		10,920,573

Industrials - 0.4%
Construction & Engineering - 0.2%
Larsen & Toubro Ltd., Deutsche Bank AG London, expiring 1/24/17 (a)(c)	74,300	3,289,529

Electrical Equipment - 0.1%
AU Optronics Corp., Credit Suisse/Nassau, expiring 2/17/12 (a)	387,300	403,954
Bharat Heavy Electricals Ltd., JPMorgan Chase Bank NA, expiring 9/29/14 (a)(c)	52,400	2,707,036

		3,110,990

Machinery - 0.1%
Jain Irrigation Systems Ltd., Deutsche Bank AG London, expiring 5/21/18 (a)(c)	151,855	714,007
Jain Irrigation Systems Ltd., Merril Lynch Intl & Co., expiring 11/24/14 (a)	306,997	1,443,469

		2,157,476

		8,557,995

Consumer Discretionary - 0.1%
Diversified Consumer Services - 0.1%
Educomp Solutions Ltd., Deutsche Bank AG London, expiring 8/10/17 (a)(c)	109,700	1,304,838

Household Durables - 0.0%
LG Electronics, Inc., Deutsche Bank AG London, expiring 5/21/18 (a)(c)	10,730	1,124,458

		2,429,296

Materials - 0.1%
Metals & Mining - 0.1%
Steel Authority of India Ltd., Merril Lynch Intl & Co., expiring 3/25/14 (a)(c)	206,775	844,117
Tata Steel Ltd., Merrill Lynch Intl & Co., expiring 12/23/14 (a)(c)	66,100	1,006,029

		1,850,146

Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Powertech Technology, Inc., Deutsche Bank AG London, expiring 1/30/17 (a)(c)	216,300	716,104

Total Warrants (cost $22,443,504)		24,474,114

INVESTMENT COMPANIES - 0.9%
Vanguard Emerging Markets ETF (cost $19,628,506)	412,700	19,871,505

RIGHTS - 0.0%
Financials - 0.0%
Banco Bradesco SA (a) (cost $0)	227	1,175

SHORT-TERM INVESTMENTS - 29.0%
Investment Companies - 28.9%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.16% (d) (cost $620,919,655)	620,919,655	620,919,655

	Principal Amount (000)
U.S. Treasury Bill - 0.1%
U.S. Treasury Bill 0.01%, 1/27/11 (cost $999,893)	1,000	999,893

Total Investments - 99.8% (cost $1,964,436,443) (e)	2,141,252,860
Other assets less liabilities - 0.2%	4,784,703

Net Assets - 100.0%	$2,146,037,563

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2010	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
ASX SPI 200 Index Futures	53	March 2011	$6,486,189	$6,410,145	$(76,044)
EURO STOXX 50 Futures	684	March 2011	26,148,317	25,537,974	(610,343)
FTSE 100 Index Futures	157	March 2011	14,270,504	14,424,802	154,298
FTSE MIB Index Futures	8	March 2011	1,108,347	1,079,998	(28,349)
Hang Seng Index Futures	18	January 2011	2,628,790	2,665,449	36,659
IBEX 35 Index Futures	4	January 2011	541,163	523,349	(17,814)
MSCI EAFE Mini Index Futures	1	March 2011	81,487	83,050	1,563
MSCI Emerging Market Mini Futures	59	March 2011	3,298,465	3,409,905	111,440
OMX 30 Index Futures	255	January 2011	4,365,516	4,386,714	21,198
S&P 500 E Mini Index Futures	5,346	March 2011	330,382,542	334,926,900	4,544,358
S&P TSE 60 Index Futures	50	March 2011	7,587,663	7,714,975	127,312
Topix Index Futures	136	March 2011	14,716,629	15,008,745	292,116
U.S. T-Note 10 Yr Futures	570	March 2011	68,862,577	68,649,375	(213,202)
U.S. T-Note 2 Yr Futures	231	March 2011	50,536,839	50,567,344	30,505

					$4,373,697

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at December 31, 2010	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Bank of America N.A.:
Swedish Krona settling 2/15/11	122,910	18,384,564	18,248,590	(135,974)
BNP Paribas SA:
Australian Dollar settling 2/15/11	17,288	17,233,197	17,592,352	359,155
Swiss Franc settling 2/15/11	8,574	8,753,803	9,174,781	420,978
Citibank N.A.:
Japanese Yen settling 2/15/11	149,586	1,789,972	1,843,215	53,243
Credit Suisse London Branch (GFX):
Euro settling 2/15/11	999	1,391,407	1,334,823	(56,584)
Japanese Yen settling 2/15/11	616,846	7,320,658	7,600,845	280,187
Japanese Yen settling 2/15/11	94,818	1,161,117	1,168,358	7,241
Japanese Yen settling 2/15/11	352,684	4,349,575	4,345,811	(3,764)
Swiss Franc settling 2/15/11	1,899	1,980,580	2,032,063	51,483
Deutsche Bank AG London:

Great British Pound settling 2/15/11	4,858	7,552,247	7,571,772	19,525
Great British Pound settling 2/15/11	1,353	2,097,285	2,108,811	11,526
Great British Pound settling 2/15/11	554	875,593	863,475	(12,118)
Goldman Sachs International:
Swiss Franc settling 2/15/11	2,842	2,840,835	3,041,139	200,304
Societe Generale:
Euro settling 2/15/11	48,364	64,778,742	64,622,004	(156,738)
State Street Bank and Trust Co.:
Australian Dollar settling 2/15/11	3,009	2,971,839	3,061,973	90,134
Australian Dollar settling 2/15/11	257	250,313	261,525	11,212
Euro settling 2/15/11	2,633	3,660,976	3,518,107	(142,869)
Euro settling 2/15/11	2,854	4,000,109	3,813,398	(186,711)
Euro settling 2/15/11	5,086	7,141,761	6,795,705	(346,056)
Great British Pound settling 2/15/11	480	743,174	748,137	4,963
Japanese Yen settling 2/15/11	978,899	11,810,613	12,062,103	251,490
Japanese Yen settling 2/15/11	69,934	835,731	861,735	26,004
New Zealand Dollar settling 2/15/11	6,006	4,626,061	4,664,948	38,887
Swedish Krona settling 2/15/11	19,896	2,987,257	2,953,982	(33,275)
Swiss Franc settling 2/15/11	8,872	9,060,550	9,493,662	433,112
UBS AG:
Norwegian Krone settling 2/15/11	53,783	9,224,582	9,198,100	(26,482)
Westpac Banking Corporation:
Australian Dollar settling 2/15/11	3,259	3,096,702	3,316,374	219,672
New Zealand Dollar settling 2/15/11	4,244	3,313,715	3,296,377	(17,338)
Sale Contracts:
BNP Paribas SA:
Canadian Dollar settling 2/15/11	13,010	12,945,917	13,073,598	(127,681)
Great British Pound settling 2/15/11	16,768	27,056,174	26,134,927	921,247
Goldman Sachs International:
Euro settling 2/15/11	10,573	14,101,316	14,127,211	(25,895)
Royal Bank of Scotland PLC:
Euro settling 2/15/11	249,258	339,972,957	333,048,370	6,924,587
State Street Bank and Trust Co.:
Australian Dollar settling 2/15/11	4,354	4,209,230	4,430,652	(221,422)
Canadian Dollar settling 2/15/11	538	528,617	540,630	(12,013)
Canadian Dollar settling 2/15/11	1,125	1,112,187	1,130,499	(18,312)
Canadian Dollar settling 2/15/11	2,469	2,454,177	2,481,070	(26,893)
Euro settling 2/15/11	7,527	10,395,314	10,057,270	338,044
Euro settling 2/15/11	3,467	4,738,869	4,632,464	106,405
Euro settling 2/15/11	11,510	15,354,109	15,379,192	(25,083)
Euro settling 2/15/11	2,946	3,862,265	3,936,325	(74,060)
Great British Pound settling 2/15/11	2,485	3,972,298	3,873,169	99,129
Great British Pound settling 2/15/11	4,586	7,239,781	7,147,828	91,953
Great British Pound settling 2/15/11	1,853	2,966,134	2,888,121	78,013
Great British Pound settling 2/15/11	1,185	1,912,863	1,846,964	65,899
Great British Pound settling 2/15/11	1,941	3,079,591	3,025,280	54,311
Great British Pound settling 2/15/11	2,179	3,445,652	3,396,231	49,421
Great British Pound settling 2/15/11	2,223	3,484,885	3,464,810	20,075
Japanese Yen settling 2/15/11	588,063	7,199,155	7,246,178	(47,023)
Japanese Yen settling 2/15/11	273,187	3,280,934	3,366,240	(85,306)
Swiss Franc settling 2/15/11	1,434	1,482,814	1,534,480	(51,666)
Swiss Franc settling 2/15/11	2,560	2,667,583	2,739,379	(71,796)
Swiss Franc settling 2/15/11	1,812	1,855,645	1,938,967	(83,322)

Swiss Franc settling 2/15/11	5,328	5,594,641	5,701,334	(106,693)
Swiss Franc settling 2/15/11	2,722	2,800,642	2,912,731	(112,089)
UBS AG:
Japanese Yen settling 2/15/11	135,050	1,673,586	1,664,101	9,485
Japanese Yen settling 2/15/11	217,634	2,610,459	2,681,710	(71,251)

TOTAL RETURN SWAP CONTRACTS ON INDICES

Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	MSCI Daily TR Gross EAFE	42,182	1-Month USD-LIBOR- BBA Plus a specified spread*	$18,000	11/14/11	JPMorgan Chase Bank, N.A.	$516,295
Receive	MSCI Daily TR Gross EAFE	91,571	1-Month USD-LIBOR- BBA Plus a specified spread*	38,442	11/15/11	JPMorgan Chase Bank, N.A.	1,757,599

							$2,273,894

*	BBA - British Bankers’ Association

(a)	Non-income producing security.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts. The market value of the collateral amounted to $80,307,656.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the aggregate market value of these securities amounted to $27,689,931 or 1.3% of net assets.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of December 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $187,633,697 and gross unrealized depreciation of investments was $(10,817,280), resulting in net unrealized appreciation of $176,816,417.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt
BDR	-	Brazilian Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non Voting Depositary Receipt

Country Breakdown*

77.0%	United States
5.9%	United Kingdom
2.5%	Japan
1.8%	Brazil
1.5%	Canada
1.3%	France
1.2%	Hong Kong
0.9%	India
0.9%	Germany
0.8%	Israel
0.8%	China
0.5%	Switzerland
0.5%	South Korea
4.4%	Other

100.0%	Total Investments

*	All data are as of December 31, 2010. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.4% or less in the following countries: Australia, Austria, Belgium, Czech Republic, Denmark, Finland, Indonesia, Ireland, Italy, Malaysia, Netherlands, Norway, Poland, Russia, Singapore, South Africa, Spain, Sweden, Taiwan, Thailand and Turkey.

Sanford C. Bernstein Fund, Inc. - Tax-Aware Overlay A Portfolio

December 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2010:

Investments in Securities	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks
Consumer Discretionary	$201,796,473	$44,362,092		$—	$246,158,565
Financials	158,561,654	75,285,556		—	233,847,210
Information Technology	193,629,466	20,150,656		—	213,780,122
Energy	144,366,022	36,679,491		1,168,751	182,214,264
Industrials	134,216,792	36,859,518		—	171,076,310
Health Care	126,589,608	17,347,965		—	143,937,573
Materials	75,950,625	48,476,922		—	124,427,547
Consumer Staples	65,268,894	42,298,126		—	107,567,020
Telecommunication Services	23,840,230	13,608,314		—	37,448,544
Utilities	7,061,867	7,467,496		—	14,529,363
Warrants	—	—		24,474,114	24,474,114
Investment Companies	—	19,871,505		—	19,871,505
Rights	—	—		1,175	1,175
Short-Term Investments
Investment Companies	620,919,655	—		—	620,919,655
U.S. Treasury Bill	—	999,893		—	999,893

Total Investments in Securities	1,752,201,286	363,407,534	+	25,644,040	2,141,252,860
Other Financial Instruments* :
Assets
Futures Contracts	5,319,449	—		—	5,319,449
Forward Currency Exchange Contracts	—	11,237,685		—	11,237,685
Interest Rate Swap Contracts	—	2,273,894		—	2,273,894
Liabilities
Futures Contracts	(945,752)	—		—	(945,752)
Forward Currency Exchange Contracts	—	(2,278,414)		—	(2,278,414)

Total	$1,756,574,983	$374,640,699		$25,644,040	$2,156,859,722

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Fund values its securities which may materially affect the value of securities trading in such markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tool to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value: The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the end of the reporting period.

	Energy	Warrants	Rights
Balance as of 9/30/09	$—	$18,399,340	$—
Accrued discounts/(premiums)	—	—	—
Realized gain (loss)	—	(1,976)	—
Change in unrealized appreciation/depreciation	—	223,096	1,175
Net purchases (sales)	—	5,853,654	—
Transfers in to Level 3	1,168,751	—	—
Transfers out of Level 3	—	—	—

Balance as of 12/31/10	$1,168,751	$24,474,114	$1,175

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/10	$—	$150,037	$1,175

	Total
Balance as of 9/30/09	$18,399,340
Accrued discounts/(premiums)	—
Realized gain (loss)	(1,976)
Change in unrealized appreciation/depreciation	224,271
Net purchases (sales)	5,853,654
Transfers in to Level 3	1,168,751
Transfers out of Level 3	—

Balance as of 12/31/10	$25,644,040

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/10	$151,212

Sanford C. Bernstein Fund, Inc. - Tax-Aware Overlay B Portfolio

Portfolio of Investments

December 31, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS – 63.0%
Long-Term Municipal Bonds – 62.4%
Alabama – 0.6%
Alabama Pub Sch & Clg Auth
Series 2010A
5.00%, 5/01/19	$3,255	$3,667,278
Birmingham AL Wtrwks Brd
Series 2010A
5.00%, 1/01/24	3,650	3,730,629

		7,397,907

Arizona – 1.4%
Phoenix AZ Civic Impt Corp.
5.00%, 7/01/24	5,305	5,320,862
Pima Cnty AZ Swr
AGM
5.00%, 7/01/18-7/01/19	10,035	10,953,634

		16,274,496

Arkansas – 1.1%
Arkansas GO (Arkansas Federal Hwy Grant)
4.00%, 8/01/12	12,275	12,913,177

California – 3.6%
California Dept Wtr Res Pwr
Series 2010
5.00%, 5/01/13	15,815	17,164,178
Series 2010L
5.00%, 5/01/17	7,675	8,708,669
California Econ Recovery (California Econ Rec Spl Tax)
Series 2009A
5.25%, 7/01/21	7,255	7,772,789
California Statewide CDA (California General Fund Obl)
Series 2009
5.00%, 6/15/13	4,410	4,674,115
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
Series 2009C-2
5.00%, 5/01/25	1,025	1,036,060
Series C
5.00%, 5/01/19	730	788,714
NPFGC-RE Series 2006 32F
5.25%, 5/01/18	680	757,173

		40,901,698

Colorado – 0.6%
Denver CO City & Cnty Arpt (Denver Intl Airport)
Series 2010 A
5.00%, 11/15/23	300	308,931
Denver CO Urban Renewal Auth (Stapleton)
Series 2010B-1
5.00%, 12/01/20	2,875	2,987,527

	Principal Amount (000)	U.S. $ Value
Regional Trnsp Dist Co. (Denver Transit Partners)
5.00%, 7/15/20	$2,000	$1,962,860
5.125%, 1/15/23	2,000	1,917,620

		7,176,938

District of Columbia – 0.9%
Metro Washington Arpt Auth VA
Series 2010B
5.00%, 10/01/17-10/01/18	9,895	10,761,150

Florida – 7.9%
Broward Cnty FL Half-cent Sales Tax
Series 2010A
5.00%, 10/01/18-10/01/20	8,235	8,942,349
Citizens Ppty Ins Corp. FL
5.25%, 6/01/17	1,500	1,567,875
Series 2010 A
5.00%, 6/01/13	11,110	11,597,951
Series 2010A
5.00%, 6/01/16	1,575	1,632,220
NPFGC Series A
5.00%, 3/01/15	80	83,592
Florida Brd of Ed Lottery
4.00%, 7/01/12	12,410	12,977,633
5.00%, 7/01/13	12,825	13,918,227
Series 2010 C
5.00%, 7/01/16	300	336,609
Florida Hurricane Catastr Fd Fin Corp.
Series 2010A
5.00%, 7/01/16	5,430	5,844,743
Greater Orlando Aviation FL (Greater Orlando Intl Airport)
Series 2010 B
5.00%, 10/01/13	1,535	1,658,368
Jacksonville FL Spl Rev Appropriation
5.00%, 10/01/18-10/01/19	15,170	17,148,458
Lee Cnty FL Port Auth Arpt (Southwest Florida Intl Airport)
AGM Series A
5.50%, 10/01/18-10/01/19	7,425	7,924,049
Seminole Tribe of FL (Seminole Tribe of FL Gaming)
5.125%, 10/01/17(a)	1,775	1,714,544
Tampa Bay FL Wtr Util Sys
FGIC
6.00%, 10/01/24 (Pre-refunded/ETM)	660	687,489
Tampa FL Solid Wst Sys
4.00%, 10/01/12	3,840	3,943,258
AGM
4.00%, 10/01/13	1,070	1,103,309

		91,080,674

Hawaii – 0.2%
Hawaii GO
AGM Series 2002CY

	Principal Amount (000)	U.S. $ Value
5.75%, 2/01/13	$1,875	$2,061,263

Illinois – 3.0%
Chicago IL GO
Series 2009 C
5.00%, 1/01/23	1,785	1,793,157
Chicago IL O’Hare Intl Arpt
Series 2010D
5.25%, 1/01/19	2,285	2,402,061
NPFGC Series 2005B
5.25%, 1/01/18	2,450	2,696,225
Chicago IL Transit Auth Fed Hwy Grant (Chicago IL Fed Hwy Grant)
AGC
5.00%, 6/01/21	4,685	4,782,916
Illinois Finance Auth (The Admiral at The Lake)
6.00%, 5/15/17	1,765	1,752,910
Illinois GO
Series 2007 B
5.00%, 1/01/13	805	837,755
Series 2010
5.00%, 1/01/18	160	163,787
NPFGC
5.375%, 4/01/16	3,540	3,778,136
Illinois Sales Tax
5.00%, 6/15/13-6/15/18	14,755	15,947,123

		34,154,070

Kansas – 0.1%
Wyandotte Cnty/Kansas City KS Uni Govt (Wyandotte Cnty/Kansas City KS Sales Tax)
Series 2010B
Zero Coupon, 6/01/21	2,125	1,129,140

Kentucky – 0.2%
Kentucky Prop & Bldg Comm
4.00%, 11/01/13	1,830	1,955,922

Louisiana – 0.9%
Orleans Parish LA Par SD GO
AGM
5.00%, 9/01/17-9/01/19	9,705	10,642,658

Massachusetts – 3.5%
Massachusetts Dev Fin Agy (Emerson College)
Series 2010A
5.00%, 1/01/17-1/01/18	4,615	4,929,075
Massachusetts DOT Met Hwy Sys
Series 2010B
5.00%, 1/01/18-1/01/20	7,985	8,686,909
Massachusetts GO
5.25%, 1/01/17 (Pre-refunded/ETM)	1,475	1,600,272
Series 02C
5.25%, 11/01/30 (Pre-refunded/ETM)	1,640	1,767,690
Series 2002D
5.375%, 8/01/19 (Pre-refunded/ETM)	1,530	1,639,640
AGM

	Principal Amount (000)	U.S. $ Value
5.25%, 11/01/30 (Pre-refunded/ETM)	$3,290	$3,546,159
Massachusetts Port Auth
Series 2010E
5.00%, 7/01/13	2,000	2,129,400
Massachusetts ST Spl Oblig (Fed Hwy Grant Antic Nt Prog)
5.00%, 6/15/13	14,090	15,422,491

		39,721,636

Michigan – 1.8%
Michigan Finance Auth
Series 2010D-2
2.00%, 8/22/11	9,500	9,584,170
Wayne Cnty MI Arpt Auth (Detroit Metro Wayne Cnty Arpt)
Series 2010A
4.00%, 12/01/13	7,590	7,829,465
Series 2010C
5.00%, 12/01/13	3,410	3,636,526

		21,050,161

Minnesota – 3.2%
Minnesota GO
5.00%, 8/01/12	20,000	21,358,600
Minnesota Pub Fac Auth (Minnesota SRF)
Series 2010 A
5.00%, 3/01/13	2,400	2,602,560
Series 2010 C
4.00%, 3/01/13	7,020	7,463,243
Series 2010C
4.00%, 3/01/12	5,380	5,580,136

		37,004,539

Mississippi – 1.7%
Mississippi Dev Bank (Mississippi Lease Dept of Corrections)
5.00%, 8/01/22-8/01/23	18,635	19,208,303

Missouri – 1.7%
Bi-state Dev Agy MO (St. Louis MO City & Cnty Sales Tax)
Series 2010B
4.00%, 10/15/13	18,620	19,456,224

Nevada – 1.1%
Clark Cnty NV Arpt (McCarran Airport)
Series 2010 D
5.00%, 7/01/21-7/01/22	1,010	1,056,088
Clark Cnty NV SD GO
NPFGC Series 2006C
5.00%, 6/15/21	4,285	4,518,747
NPFGC-RE Series 2005 A
5.00%, 6/15/18	210	231,126
NPFGC-RE Series 2005B

	Principal Amount (000)	U.S. $ Value
5.00%, 6/15/20	$6,875	$7,267,494

		13,073,455

New Jersey – 4.6%
Hudson Cnty NJ Impt Auth (Hudson Cnty NJ GO)
Series 2010B
5.00%, 1/01/13	15,275	16,182,640
New Jersey ED Fac Auth (Princeton Univ)
Series 2010 B
5.00%, 7/01/12	4,525	4,825,279
New Jersey EDA (New Jersey Lease Sch Fac)
Series 2010DD-1
5.00%, 12/15/17	4,685	5,126,936
AMBAC Series 2005 K
5.50%, 12/15/19	1,880	2,082,796
New Jersey Env Infra Trust
3.00%, 9/01/12	2,230	2,317,639
New Jersey Turnpike Auth (New Jersey Turnpike)
AGM Series 2005D-3
5.00%, 1/01/26	11,070	11,195,091
Tobacco Settlement Fin Corp. NJ
5.00%, 6/01/15 (Pre-refunded/ETM)	7,355	7,798,654
6.00%, 6/01/37 (Pre-refunded/ETM)	3,500	3,760,015

		53,289,050

New York – 3.8%
New York NY GO
5.00%, 8/01/13-8/01/17	19,115	21,104,420
New York NY Trnsl Fin Auth
Series 02A
5.50%, 11/01/26(b)	3,875	4,015,081
New York St Dormitory Auth (New York NY Lease Mun Hlth Fac Proj)
Series 2010
5.00%, 1/15/12	7,010	7,289,348
New York St Loc Gov Asst Corp.
5.00%, 4/01/12	4,255	4,482,983
Series 2010A
4.00%, 4/01/11	6,150	6,203,813

		43,095,645

North Carolina – 2.7%
Charlotte NC COP (Charlotte NC COP Equip Acq)
Series A
5.00%, 6/01/12	4,095	4,317,113
North Carolina COP
Series 2004 B
5.00%, 6/01/11	215	218,932
North Carolina GO
Series 2010 B
5.00%, 6/01/12	18,345	19,478,354
Wake Cnty NC GO

	Principal Amount (000)	U.S. $ Value
5.00%, 4/01/12	$6,635	$7,001,518

		31,015,917

Ohio – 1.1%
Cleveland OH COP
Series 2010A
5.00%, 11/15/17	3,000	3,241,830
Columbus OH GO
4.00%, 6/01/13	4,875	5,218,102
Toledo OH City Svcs Spl Assmt Notes
Series 2010
4.125%, 12/01/12	4,450	4,583,678

		13,043,610

Oregon – 0.2%
Portland OR Swr Sys
4.00%, 3/01/13	2,445	2,604,243

Pennsylvania – 4.5%
Montgomery Cnty PA IDA (New Regional Medical Ctr)
5.00%, 2/01/16-8/01/18	6,345	6,904,763
Pennsylvania Econ Dev Fin Auth (First Energy Corp.)
Series 2010A
3.00%, 11/01/41	5,475	5,450,746
Pennsylvania GO
5.00%, 3/01/17	2,890	3,346,186
Series 2006
5.00%, 3/01/13	1,245	1,352,879
Series 2010A
5.00%, 5/01/13	5,130	5,602,268
NPFGC-RE
5.00%, 7/01/13	16,560	18,171,288
Pennsylvania Intergov Coop Auth
Series 2010
5.00%, 6/15/16-6/15/17	7,000	7,969,770
Philadelphia PA Wtr & Wstwtr
AGM Series 2010A
5.00%, 6/15/19	2,500	2,728,125

		51,526,025

Puerto Rico – 1.7%
Puerto Rico Elec Pwr Auth
Series 2010AAA
5.25%, 7/01/21	8,775	9,278,685
Series 2010ZZ
5.00%, 7/01/17	1,305	1,408,317
5.25%, 7/01/19	4,000	4,309,120
Puerto Rico GO
Series A
5.00%, 7/01/30	2,450	2,517,571
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax)
Series 2003AA
5.50%, 7/01/17	1,380	1,453,733

		18,967,426

	Principal Amount (000)	U.S. $ Value
South Carolina – 0.1%
Renewable Water Resource Sew Sys SC
Series 2010A
5.00%, 1/01/13	$1,500	$1,610,160

Texas – 4.5%
Dallas TX ISD GO
4.00%, 2/15/13	1,500	1,595,715
Fort Bend TX ISD GO
Series 2010
5.00%, 8/15/21	5,205	5,787,960
Harris Cnty TX GO
Series 2010 A
5.00%, 10/01/26	210	220,219
Harrison Cnty TX Hlth Fac Dev Corp. (Good Shepherd Hlth Sys)
3.00%, 7/01/11	850	850,034
Katy TX ISD GO
Series 2010 A
4.00%, 2/15/13	1,200	1,276,572
San Antonio TX GO
Series 2010
5.00%, 2/01/23	650	713,550
Texas PFA (Unemployment Comp)
Series 2010B
5.00%, 1/01/20	27,580	29,178,813
Texas St Univ Sys
Series 2010B
5.00%, 3/15/13	1,000	1,084,770
Univ of Texas
Series 2010A
5.00%, 8/15/22	9,755	10,783,567

		51,491,200

Virginia – 1.4%
Fairfax Cnty VA GO
Series 2008 A
4.50%, 4/01/12	4,455	4,673,652
Virginia College Bldg Auth
Series F-1
5.00%, 2/01/13	1,725	1,862,810
Virginia Pub Bldg Auth (Virginia Lease Pub Fac)
5.00%, 8/01/13	5,660	6,216,774
Virginia Pub Sch Auth (Virginia Lease Sch Fac)
Series 2009C
5.00%, 8/01/13	2,550	2,804,949

		15,558,185

Washington – 3.3%
Clark Cnty WA PUD #1
5.00%, 1/01/21	11,835	12,312,897
Energy Northwest WA (Bonneville Power Admin)
Series 2007C
5.00%, 7/01/13	2,130	2,331,732
Port of Seattle WA

	Principal Amount (000)	U.S. $ Value
5.00%, 2/01/20	$4,430	$4,667,581
Series 2010C
5.00%, 2/01/22	5,490	5,683,138
Port of Seattle WA PFC (Port of Seattle WA)
Series 2010B
5.00%, 12/01/13	4,370	4,685,689
Seattle WA GO
Series 2010
4.00%, 8/01/12	1,250	1,312,363
Snohomish Cnty WA PUD #1
Series 2010A
5.00%, 12/01/19	5,415	6,075,738
Washington St GO
Series 2010 E
5.00%, 2/01/13	1,065	1,153,523

		38,222,661

Wisconsin – 1.0%
Badger Tob Asset Sec Corp. WI
6.00%, 6/01/17 (Pre-refunded/ETM)	1,210	1,297,229
6.125%, 6/01/27 (Pre-refunded/ETM)	1,000	1,044,290
6.375%, 6/01/32 (Pre-refunded/ETM)	1,640	1,766,805
7.00%, 6/01/28 (Pre-refunded/ETM)	6,000	6,516,180
Milwaukee Cnty WI Arpt (Milwaukee General Mitchell Intl Arpt)
Series 2010B
5.00%, 12/01/13	1,000	1,071,950

		11,696,454

Total Long-Term Municipal Bonds (cost $723,915,391)		718,083,987

Short-Term Municipal Notes – 0.6%
Colorado – 0.2%
Colorado Edl & Cultural Facs Auth (Natl Jewish Fed Bd Prog)
0.29%, 2/01/35(c)	1,000	1,000,000
Colorado Edl & Cultural Facs Auth (YMCA)
Series 2008
0.40%, 10/01/38(c)	1,200	1,200,000

		2,200,000

Illinois – 0.1%
Chicago IL Brd of Ed GO
Series 2010A
0.28%, 3/01/35(c)	1,300	1,300,000

Iowa – 0.0%
Iowa Finance Auth (Iowa Hlth Sys)
Series 2009E
0.36%, 7/01/39(c)	100	100,000

Kansas – 0.0%
Wichita KS Hosp Fac (Christi Hlth System)

	Principal Amount (000)	U.S. $ Value
Series 2009 B-2
0.28%, 11/15/39(c)	$100	$100,000

Kentucky – 0.2%
Christian Cnty KY Assoc Cntys Lsng Trst (Kentucky Cntys Assn Lease Prog)
0.28%, 8/01/37(c)	1,425	1,425,000
Kentucky Econ Dev Fin Auth (Baptist Healthcare Sys)
0.28%, 8/15/38(c)	1,200	1,200,000

		2,625,000

South Dakota – 0.1%
South Dakota Hlth & Edl Facs Auth (Regional Health)
Series 2008
0.33%, 9/01/27(c)	800	800,000

Total Short-Term Municipal Notes (cost $7,125,000)		7,125,000

Total Municipal Obligations (cost $731,040,391)		725,208,987

AGENCIES – 1.1%
Other – 1.1%
Federal Home Loan Banks
2.25%, 4/13/12 (cost $12,945,325)	12,675	12,961,721

	Shares
INVESTMENT COMPANIES – 1.6%
Funds and Investment Trusts – 1.6%
Vanguard Emerging Markets ETF (cost $18,157,236)	381,700	18,378,855

SHORT-TERM INVESTMENTS – 30.1%
Investment Companies – 30.1%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.16%(d) (cost $345,733,062)	345,733,062	345,733,062

Total Investments – 95.8% (cost $1,107,876,014)(e)		1,102,282,625
Other assets less liabilities – 4.2%(f)		48,384,264

Net Assets – 100.0%		$1,150,666,889

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2010	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
ASX SPI 200 Index Futures	24	March 2011	$2,928,806	$2,902,707	$(26,099)
EURO STOXX 50 Futures	278	March 2011	10,627,452	10,379,469	(247,983)
FTSE 100 Index Futures	69	March 2011	6,295,371	6,339,562	44,191
Hang Seng Index Futures	8	January 2011	1,168,351	1,184,644	16,293
MSCI EAFE Mini Index Futures	528	March 2011	43,025,291	43,850,400	825,109
MSCI Emerging Market Mini Futures	130	March 2011	7,267,803	7,513,350	245,547
OMX 30 Index Futures	95	January 2011	1,636,026	1,634,266	(1,760)
S&P 500 E Mini Index Futures	5,513	March 2011	340,923,361	345,389,450	4,466,089
S&P TSE 60 Index Futures	57	March 2011	8,636,606	8,795,072	158,466
Topix Index Futures	59	March 2011	6,481,892	6,511,147	29,255
Sold Contracts
U.S. T-Note 10 Yr Futures	505	March 2011	61,187,101	60,820,937	366,164
U.S. T-Note 2 Yr Futures	204	March 2011	44,624,476	44,656,875	(32,399)

					$5,842,873

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at December 31, 2010	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Bank of America N.A.:
Japanese Yen settling 2/15/11	148,403	$1,778,708	$1,828,638	$49,930
Credit Suisse London Branch (GFX):
Japanese Yen settling 2/15/11	107,577	1,276,712	1,325,576	48,864
Deutsche Bank AG London:
Great British Pound settling
2/15/11	1,107	1,715,961	1,725,392	9,431
Goldman Sachs International:
Australian Dollar settling 2/15/11	1,202	1,191,002	1,223,161	32,159
Societe Generale:
Euro settling 2/15/11	10,201	13,663,219	13,630,160	(33,059)
State Street Bank and Trust Co.:
Canadian Dollar settling 2/15/11	1,128	1,103,286	1,133,514	30,228
Canadian Dollar settling 2/15/11	3,200	3,190,111	3,215,643	25,532
UBS AG:
Great British Pound settling
2/15/11	721	1,149,735	1,123,764	(25,971)
Sale Contracts:
Deutsche Bank AG London:
Swiss Franc settling 2/15/11	946	979,467	1,012,286	(32,819)
Royal Bank of Scotland PLC:
Euro settling 2/15/11	49,038	66,884,890	65,522,575	1,362,315
State Street Bank and Trust Co.:
Australian Dollar settling 2/15/11	492	491,562	500,662	(9,100)
Australian Dollar settling 2/15/11	959	911,836	975,883	(64,047)
Euro settling 2/15/11	2,725	3,772,517	3,641,034	131,483
Euro settling 2/15/11	779	1,075,854	1,040,868	34,986
Euro settling 2/15/11	924	1,262,969	1,234,611	28,358

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at December 31, 2010	Unrealized Appreciation/ (Depreciation)
Euro settling 2/15/11	945	$1,238,914	$1,262,670	$(23,756)
Great British Pound settling
2/15/11	1,664	2,668,673	2,593,542	75,131
Great British Pound settling
2/15/11	589	931,386	918,027	13,359
Japanese Yen settling 2/15/11	221,998	2,738,383	2,735,484	2,899
Japanese Yen settling 2/15/11	126,417	1,547,616	1,557,724	(10,108)

TOTAL RETURN SWAP CONTRACTS ON INDICES

Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	MSCI Daily TR Gross EAFE	69,354	1-Month USD-LIBOR-BBA Plus a specified spread*	$29,700	11/15/11	JPMorgan Chase Bank, N.A.	$744,433
Receive	MSCI Daily TR Gross EAFE	10,254	1-Month USD-LIBOR-BBA Plus a specified spread*	4,305	11/15/11	JPMorgan Chase Bank, N.A.	196,814
Receive	MSCI Daily TR Gross EAFE	15,618	1-Month USD-LIBOR-BBA Plus a specified spread*	6,202	6/15/11	Goldman Sachs International	639,804

							$1,581,051

*	BBA - British Bankers’ Association

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the market value of this security amounted to $1,714,544 or 0.1% of net assets.
(b)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2010.
(c)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of December 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,629,762 and gross unrealized depreciation of investments was $(7,223,151), resulting in net unrealized depreciation of $(5,593,389).
(f)	An amount of U.S. $32,890,493 has been segregated to collateralize margin requirements for the open futures contracts at December 31, 2010.

As of December 31, 2010, the Portfolio held 7.9% of net assets in insured bonds(of this amount 4.7% represents the Portfolio’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM – Assured Guaranty Municipal

AMBAC – Ambac Assurance Corporation

CDA – Community Development Authority

COP – Certificate of Participation

DOT – Department of Transportation

EDA – Economic Development Agency

ETM – Escrowed to Maturity

FGIC – Financial Guaranty Insurance Company

GO – General Obligation

IDA – Industrial Development Authority/Agency

ISD – Independent School District

LIBOR – London Interbank Offered Rates

NPFGC – National Public Finance Guarantee Corporation

NPFGC-RE – National Public Finance Guarantee Corporation Reinsuring FGIC

PFA – Public Finance Authority

PFC – Passenger Facility Charge

PUD – Public Utility District

SD – School District

SRF – State Revolving Fund

USD – Unified School District

Sanford C. Bernstein Fund, Inc. - Tax-Aware Overlay B Portfolio

December 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$718,083,987	$—	$718,083,987
Short-Term Municipal Notes	—	7,125,000	—	7,125,000
Agencies	—	12,961,721	—	12,961,721
Investment Companies	—	18,378,855	—	18,378,855
Short-Term Investments	345,733,062	—	—	345,733,062

Total Investments in Securities	345,733,062	756,549,563	—	1,102,282,625
Other Financial Instruments* :
Assets
Futures Contracts	6,151,114	—	—	6,151,114
Forward Currency Exchange Contracts	—	1,844,675	—	1,844,675
Total Return Swap Contracts	—	1,581,051	—	1,581,051
Liabilities
Futures Contracts	(308,241)	—	—	(308,241)
Forward Currency Exchange Contracts	—	(198,860)	—	(198,860)

Total	$351,575,935	$759,776,429	$—	$1,111,352,364

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Sanford C. Bernstein Fund, Inc. - Tax-Aware Overlay C Portfolio

Portfolio of Investments

December 31, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 55.6%
Long-Term Municipal Bonds - 41.4%
California - 34.2%
California Dept Wtr Res Pwr
Series 2010
5.00%, 5/01/13	$3,240	$3,516,404
Series 2010L
5.00%, 5/01/17	5,410	6,138,619
AMBAC Series 2002A
5.50%, 5/01/15 (Pre-refunded/ETM)	6,575	7,060,169
California Econ Recovery
AGM Series 2004A
5.25%, 7/01/13	1,930	2,105,669
California Econ Recovery (California Econ Rec Spl Tax)
5.00%, 1/01/11	150	150,000
Series A
5.00%, 7/01/20	2,600	2,775,916
5.25%, 7/01/12	2,560	2,721,178
California GO
5.00%, 7/01/17	2,115	2,346,931
NPFGC-RE
5.00%, 11/01/23	3,200	3,223,680
California Infra & Eco Dev Bk (Workers Comp Spl Assmt)
AMBAC
5.25%, 10/01/13	6,220	6,806,546
California Pub Wks Brd
Series 2010C1
5.00%, 3/01/21	1,500	1,609,215
California Statewide CDA (California General Fund Obl)
Series 2009
5.00%, 6/15/13	3,925	4,160,068
Chino Basin CA Reg Fin Auth (Inland Empire Utilities Agency)
Series 2010A
5.00%, 8/01/20-8/01/21	7,430	7,901,031
Golden St Tobacco Sec CA
5.625%, 6/01/38 (Pre-refunded/ETM)	1,005	1,108,867
6.25%, 6/01/33 (Pre-refunded/ETM)	6,760	7,369,549
6.75%, 6/01/39 (Pre-refunded/ETM)	6,050	6,836,016
Series B
5.50%, 6/01/43 (Pre-refunded/ETM)	840	924,328
Loma Linda CA Hosp (Loma Linda Univ Med Ctr)
Series 2005A
5.00%, 12/01/20	100	93,672
Long Beach CA Harbor
Series B
5.00%, 5/15/22	2,000	2,141,880
Los Angeles CA Dept Arpts (Los Angeles Intl Airport)
Series 2010A
5.00%, 5/15/23-5/15/25	5,125	5,319,387
Los Angeles CA Lease Judgement Bds
Series 2010A
5.00%, 6/01/13	2,000	2,164,260
Los Angeles CA USD COP

5.00%, 12/01/13	3,205	3,413,293
AMBAC Series 2007A
5.00%, 10/01/16	105	113,801
Los Angeles CA USD GO
Series 2009KRY
4.00%, 7/01/12	1,300	1,359,267
Series 2010 KRY
5.25%, 7/01/25	160	165,558
AGM Series A
5.25%, 7/01/20 (Pre-refunded/ETM)	1,100	1,217,502
Los Angeles CA Wstwtr Sys
Series 2009-A
5.00%, 6/01/11	135	137,452
San Francisco CA Bay Area Rapid Transit (San Francisco CA City/Cnty Sales Tax)
5.00%, 7/01/27	2,000	2,073,400
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
Series 2009C-2
5.00%, 5/01/25	500	505,395
NPFGC-RE Series 2006 32F
5.25%, 5/01/18	675	751,606
Southern California Public Power Authority
5.00%, 7/01/23	5,190	5,462,319
Univ of California
5.00%, 5/15/18	2,555	2,875,806

		94,548,784

Colorado - 0.4%
Regional Transportation District
5.00%, 7/15/22	1,150	1,101,367

Florida - 2.0%
Citizens Ppty Ins Corp. FL
Series 2010 A
5.00%, 6/01/13	2,500	2,609,800
Series 2010A
5.00%, 6/01/16	580	601,072
Florida Brd of Ed Lottery
Series 2010 C
5.00%, 7/01/17	150	168,888
Florida Hurricane Catastr Fd Fin Corp.
Series 2010A
5.00%, 7/01/16	1,500	1,614,570
Seminole Tribe of FL (Seminole Tribe of FL Gaming)
5.125%, 10/01/17 (a)	445	429,843

		5,424,173

Illinois - 0.2%
Illinois Finance Auth (The Admiral at The Lake)
6.00%, 5/15/17	440	436,986
Illinois GO
Series 2010
5.00%, 1/01/18	160	163,787

		600,773

Kansas - 0.1%
Wyandotte Cnty/Kansas City KS Uni Govt (Wyandotte Cnty/kansas City Ks Sales Tax)
Series 2010B
0.01%, 6/01/21	600	318,816

New Jersey - 1.0%
New Jersey Turnpike Auth (New Jersey Turnpike)
AGM Series 2005D-3
5.00%, 1/01/26	2,735	2,765,905

Pennsylvania - 0.5%
Pennsylvania Econ Dev Fin Auth (First Energy Corp.)
Series 2010A
3.00%, 11/01/41	1,335	1,329,086

Puerto Rico - 1.8%
Puerto Rico Elec Pwr Auth
Series 2010AAA
5.25%, 7/01/21	2,400	2,537,760
Series 2010ZZ
5.25%, 7/01/22	1,215	1,271,364
Puerto Rico GO
Series A
5.00%, 7/01/30	1,000	1,027,580
Puerto Rico Govt Dev Bank
5.00%, 12/01/12	100	105,407

		4,942,111

Washington - 0.9%
Port of Seattle WA
5.00%, 2/01/18	2,405	2,593,263

Wisconsin - 0.3%
Badger Tob Asset Sec Corp. WI
6.375%, 6/01/32 (Pre-refunded/ETM)	680	732,578

Total Long-Term Municipal Bonds (cost $116,463,305)		114,356,856

Short-Term Municipal Notes - 14.2%
California - 8.7%
California Econ Recovery (California Econ Rec Spl Tax)
Series 2009 C
0.26%, 7/01/23 (b)	2,000	2,000,000
California GO
Series 2009 A
0.29%, 5/01/33 (b)	2,000	2,000,000
California Hlth Fac Fin Auth (Adventist Hlth Sys/West)
Series 2009B
0.27%, 9/01/38 (b)	2,325	2,325,000
California Hlth Fac Fin Auth (Scripps Hlth)
Series 2010C
0.25%, 10/01/40 (b)	2,800	2,800,000
California Infra & Eco Dev Bk (California Academy of Sciences)

Series 2008 A
0.26%, 9/01/38 (b)	300	300,000
Series 2008 F
0.26%, 9/01/38 (b)	500	500,000
California Infra & Eco Dev Bk (Jewish Cmnty Ctr San Francisco)
0.34%, 12/01/31 (b)	100	100,000
California Infra & Eco Dev Bk (Pacific Gas & Electric Co.)
Series 2009 B
0.29%, 11/01/26 (b)	3,000	3,000,000
California Statewide CDA (John Muir Health)
Series 2008C
0.29%, 8/15/27 (b)	1,800	1,800,000
California Statewide CDA (North Peninsula Jewish Campus)
0.34%, 7/01/34 (b)	195	195,000
Irvine Ranch Wtr Dist CA
0.25%, 1/01/21 (b)	2,000	2,000,000
0.27%, 10/01/41 (b)	1,100	1,100,000
0.28%, 4/01/33 (b)	1,105	1,105,000
Sacramento Cnty CA Santn Dist Fing Auth (Sacramento Regl Cnty Santn Dist CA)
0.28%, 12/01/36-12/01/39 (b)	4,500	4,500,000
Santa Clara CA Elec
Series 2008A
0.28%, 7/01/34 (b)	400	400,000

		24,125,000

Colorado - 1.9%
Colorado Edl & Cultural Facs Auth (Natl Jewish Fed Bd Prog) 0.29%, 9/01/32 (b)	3,800	3,800,000
Series A-9
0.40%, 9/01/36 (b)	195	195,000
Colorado Edl & Cultural Facs Auth (YMCA)
Series 2008
0.40%, 10/01/38 (b)	1,100	1,100,000

		5,095,000

Florida - 0.7%
Polk Cnty FL Sch Brd COP
0.28%, 1/01/23 (b)	2,000	2,000,000

New York - 0.4%
New York NY Trnsl Fin Auth
0.32%, 11/01/22 (b)	1,200	1,200,000

North Carolina - 0.0%
North Carolina Med Care Comm (Iredell Memorial Hospital)
Series 2007
0.28%, 10/01/37 (b)	100	100,000

Texas - 0.6%
Houston TX Hgr Ed Fin Corp. (Rice University)
Series 2008 A
0.27%, 5/15/48 (b)	1,700	1,700,000

Wisconsin - 1.9%
Wisconsin Hlth & Ed Fac Auth (Froedtert & Cmnty Hlth Obligated Group)
0.29%, 4/01/35 (b)	5,100	5,100,000

Total Short-Term Municipal Notes (cost $39,320,000)		39,320,000

Total Municipal Obligations (cost $155,783,305)		153,676,856

AGENCIES - 8.0%
Other - 8.0%
Federal Home Loan Banks
1.75%, 8/22/12 (cost $21,991,612)	21,590	22,004,074

U.S. TREASURIES - 0.9%
U.S. Treasury Bond
4.375%, 11/15/39 (cost $2,627,119)	2,410	2,422,802

	Shares
INVESTMENT COMPANIES - 1.5%
Vanguard Emerging Markets ETF (cost $4,010,174)	84,300	4,059,045

SHORT-TERM INVESTMENTS - 30.1%
Investment Companies - 30.1%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.16% (c) (cost $83,359,737)	83,359,737	83,359,737

Total Investments - 96.1% (cost $267,771,947) (d)		265,522,514
Other assets less liabilities - 3.9% (e)		10,860,699

Net Assets - 100.0%		$276,383,213

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2010	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
ASX SPI 200 Index Futures	6	March 2011	$732,342	$725,676	$(6,666)
EURO STOXX 50	65	March 2011	2,485,070	2,426,854	(58,216)
FTSE 100 Index	16	March 2011	1,458,925	1,470,043	11,118

FTSE MIB Index Futures	1	March 2011	138,744	135,000	(3,744)
Hang Seng Index Futures	2	January 2011	292,088	296,161	4,073
IBEX 35 Index Futures	1	January 2011	133,634	130,837	(2,797)
MSCI EAFE Mini Index Futures	124	March 2011	10,104,424	10,298,200	193,776
MSCI Emerging Market Mini Futures	35	March 2011	1,956,716	2,022,825	66,109
OMX 30 Index Futures	22	January 2011	379,005	378,462	(543)
S&P 500 E Mini Index Futures	1,340	March 2011	82,878,945	83,951,000	1,072,055
S&P TSE 60 Index Futures	13	March 2011	1,970,891	2,005,894	35,003
Topix Index Futures	14	March 2011	1,539,593	1,545,018	5,425
Sold Contracts
U.S. T-Note 10 Yr Futures	135	March 2011	16,369,346	16,259,063	110,283
U.S. T-Note 2 Yr Futures	55	March 2011	12,031,894	12,039,844	(7,950)

					$1,417,926

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at December 31, 2010	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Bank of America N.A.:
Japanese Yen settling 2/15/11	36,516	$437,669	$449,955	$12,286
Credit Suisse London Branch (GFX):
Japanese Yen settling 2/15/11	27,031	320,801	333,079	12,278
Deutsche Bank AG London:
Great British Pound settling 2/15/11	247	382,875	384,979	2,104
Goldman Sachs International:
Australian Dollar settling 2/15/11	284	281,402	289,000	7,598
Swiss Franc settling 2/15/11	283	282,884	302,830	19,946
Societe Generale:
Euro settling 2/15/11	2,577	3,451,634	3,443,282	(8,352)
State Street Bank and Trust Co.:
Canadian Dollar settling 2/15/11	283	277,291	284,384	7,093
Canadian Dollar settling 2/15/11	778	775,596	781,804	6,208
UBS AG:
Great British Pound settling 2/15/11	191	304,576	297,696	(6,880)
Sale Contracts:
Royal Bank of Scotland PLC:
Euro settling 2/15/11	11,947	16,294,991	15,963,094	331,897
State Street Bank and Trust Co.:
Australian Dollar settling 2/15/11	121	121,000	123,130	(2,130)
Australian Dollar settling 2/15/11	242	230,098	246,260	(16,162)
Euro settling 2/15/11	681	942,783	909,924	32,859
Euro settling 2/15/11	183	252,736	244,517	8,219
Euro settling 2/15/11	231	315,742	308,653	7,089
Great British Pound settling 2/15/11	416	667,168	648,385	18,783
Great British Pound settling 2/15/11	147	232,451	229,117	3,334
Japanese Yen settling 2/15/11	55,480	684,355	683,631	724
Japanese Yen settling 2/15/11	30,711	375,969	378,424	(2,455)
Swiss Franc settling 2/15/11	109	113,163	116,637	(3,474)
Swiss Franc settling 2/15/11	264	275,095	282,499	(7,404)

TOTAL RETURN SWAP CONTRACTS ON INDICES

Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	MSCI Daily TR Gross EAFE	5,038	1-Month USD-LIBOR- BBA Plus a specified spread*	$2,001	6/15/11	Goldman Sachs International	$206,386
Receive	MSCI Daily TR Gross EAFE	17,280	1-Month USD-LIBOR- BBA Plus a specified spread*	7,400	11/15/11	JPMorgan Chase Bank, N.A.	185,480
Receive	MSCI Daily TR Gross EAFE	1,788	1-Month USD-LIBOR- BBA Plus a specified spread*	751	11/15/11	JPMorgan Chase Bank, N.A.	34,319

							$426,185

*	BBA - British Bankers’ Association

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the market value of this security amounted to $429,843 or 0.2% of net assets.
(b)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of December 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $238,273 and gross unrealized depreciation of investments was $(2,487,706), resulting in net unrealized depreciation of $(2,249,433).
(e)	An amount of U.S. $8,020,504 has been segregated to collateralize margin requirements for the open futures contracts at December 31, 2010.

As of December 31, 2010, the Fund held 8.7% of net assets in insured bonds (of this amount 34.4% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rates
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
USD	-	Unified School District

Sanford C. Bernstein Fund, Inc. - Tax-Aware Overlay C Portfolio

December 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$114,356,856	$—	$114,356,856
Short-Term Municipal Notes	—	39,320,000	—	39,320,000
Agencies	—	22,004,074	—	22,004,074
U.S. Treasuries	—	2,422,802	—	2,422,802
Investment Companies	—	4,059,045	—	4,059,045
Short-Term Investments	83,359,737	—	—	83,359,737

Total Investments in Securities	83,359,737	182,162,777	—	265,522,514
Other Financial Instruments*:
Assets
Futures Contracts	1,497,842	—	—	1,497,842
Forward Currency Exchange Contracts	—	470,418	—	470,418
Total Return Swap Contracts	—	426,185	—	426,185
Liabilities
Futures Contracts	(79,916)	—	—	(79,916)
Forward Currency Exchange Contracts	—	(46,857)	—	(46,857)

Total	$84,777,663	$183,012,523	$—	$267,790,186

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Sanford C. Bernstein Fund, Inc.-Tax - Aware Overlay N Portfolio

Portfolio of Investments

December 31, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 54.2%
Long-Term Municipal Bonds - 47.5%
New York - 32.5%
Albany Cnty Arpt Auth
AGM Series 2010A
5.00%, 12/15/22-12/15/23	$3,555	$3,687,759
Long Island Pwr Auth NY
Series 2010A
5.00%, 5/01/15	1,350	1,492,668
Metropolitan Trnsp Auth NY
Series B
5.00%, 11/15/15	130	143,906
Nassau Cnty NY GO
3.00%, 10/01/12	2,610	2,687,386
4.00%, 10/01/13	2,090	2,229,069
New York NY GO
5.00%, 8/01/13-8/01/16	5,800	6,505,954
Series 2010B
5.00%, 8/01/19	1,275	1,417,545
Series 2010H-2
5.00%, 6/01/19	1,220	1,355,981
New York NY Mun Wtr Fin Auth
Series FF
5.00%, 6/15/25	500	525,335
New York NY Trnsl Fin Auth
5.00%, 11/01/18	4,525	5,158,409
Series 02A
5.50%, 11/01/26 (a)	4,000	4,144,600
Series 2010I-2
5.00%, 11/01/19	2,000	2,256,680
New York St Dormitory Auth (Mount Sinai Hospital)
Series 2010A
5.00%, 7/01/18	645	695,903
New York St Dormitory Auth (New York NY Lease Mun Hlth Fac Proj)
Series 2010
5.00%, 1/15/13	3,150	3,358,908
New York St Dormitory Auth (New York St Lease Svc Contract)
5.00%, 7/01/13	2,205	2,395,093
Series 2009 A
5.00%, 7/01/24	3,440	3,609,730
New York St Dormitory Auth (New York St Pers Income Tax)
5.00%, 2/15/13-3/15/18	6,785	7,614,091
Series 2009A
5.00%, 2/15/11	1,840	1,849,660
New York St Envrn Fac Corp. (New York NY Mun Wtr Fin Auth)
NPFGC Series 1997E
6.00%, 6/15/12	250	268,593
New York St Envrn Fac Corp. (New York St SRF)
Series 2010C
5.00%, 4/15/12	2,260	2,386,673
New York St Loc Gov Asst Corp.
5.00%, 4/01/13	2,175	2,364,073
Series 1997A-A

5.00%, 4/01/12	1,000	1,053,960
AGM
5.00%, 4/01/12	3,530	3,719,137
New York St Thruway Auth (New York St Pers Income Tax)
Series 2010A
5.00%, 3/15/25	4,500	4,750,965
New York St Thruway Auth (New York St Thruway Auth Ded Tax)
Series 2010A
4.00%, 4/01/12	330	343,408
AGM
5.00%, 4/01/12	890	937,339
AMBAC Series 2005B
5.50%, 4/01/20	2,400	2,761,656
AMBAC Series 2006A
4.00%, 4/01/11	225	226,942
Oyster Bay NY GO
3.00%, 8/15/12	5,100	5,300,124
Triborough Brdg & Tunl Auth NY
4.00%, 11/15/12	3,585	3,793,719
Troy Res Corp. (Rensselaer Polytechnic Institute)
Series 2010B
5.00%, 9/01/19-9/01/20	1,540	1,613,856
Westchester Cnty Hlth Care Corp. NY
Series 2010B
5.00%, 11/01/13	1,520	1,593,629

		82,242,751

Arizona - 1.1%
Phoenix Civic Improvement Corp
5.00%, 7/01/22	2,575	2,677,562

California - 0.0%
California Statewide CDA (California General Fund Obl)
Series 2009
5.00%, 6/15/13	100	105,989

Colorado - 0.4%
Regional Transportation District
5.375%, 7/15/25	1,100	1,054,504

District of Columbia - 0.9%
Metro Washington Arpt Auth VA
5.00%, 10/01/21	2,100	2,175,201

Florida - 2.8%
Citizens Ppty Ins Corp. FL
Series 2010 A
5.00%, 6/01/13	1,000	1,043,920
Series 2010A
5.00%, 6/01/16	1,155	1,196,961
Florida Brd of Ed Lottery
Series 2010 C
5.00%, 7/01/18	170	187,495
Florida Hurricane Catastr Fd Fin Corp.
Series 2010A
5.00%, 7/01/16	1,885	2,028,976

Greater Orlando Aviation FL (Greater Orlando Intl Airport)
Series 2010B
5.00%, 10/01/12	450	479,331
Lee Cnty FL Port Auth Arpt (Southwest Florida Intl Airport)
AGM Series 2010A
5.00%, 10/01/17	1,710	1,798,681
Seminole Tribe of FL (Seminole Tribe of FL Gaming)
5.125%, 10/01/17 (b)	400	386,376

		7,121,740

Illinois - 0.9%
Illinois Finance Auth (The Admiral at The Lake)
6.00%, 5/15/17	395	392,294
Illinois GO
Series 2010
5.00%, 1/01/18	160	163,787
Illinois Sales Tax
Series 2010
5.00%, 6/15/20	1,685	1,805,461

		2,361,542

Kansas - 0.1%
Wyandotte Cnty/Kansas City KS Uni Govt (Wyandotte Cnty/Kansas City KS Sales Tax)
Series 2010B
0.01%, 6/01/21	500	265,680

New Jersey - 1.0%
New Jersey Turnpike Auth (New Jersey Turnpike)
AGM Series 2005D-3
5.00%, 1/01/26	2,555	2,583,871

Pennsylvania - 2.1%
Pennsylvania Econ Dev Fin Auth (First Energy Corp.)
Series 2010A
3.00%, 11/01/41	1,200	1,194,684
Philadelphia PA Parking Auth (Philadelphia Airport Parking)
5.25%, 9/01/23	200	203,626
Pittsburgh-Allegheny PA Sprts-Exhib Auth (Pittsburgh-Allegheny Cnty PA Hotel Tax)
AGM
5.00%, 2/01/24	4,000	4,048,440

		5,446,750

Puerto Rico - 4.7%
Puerto Rico Elec Pwr Auth
5.50%, 7/01/18	1,350	1,486,350
Series 2010ZZ
5.00%, 7/01/19	720	762,883
5.25%, 7/01/22	705	737,705
Puerto Rico GO
Series A

5.00%, 7/01/30	675	693,617
NPFGC
5.50%, 7/01/16	1,945	2,069,752
Puerto Rico Hwy & Trnsp Auth
Series 02D
5.375%, 7/01/36 (Pre-refunded/ETM)	1,125	1,200,499
Puerto Rico Pub Bldgs Auth (Puerto Rico GO)
5.00%, 7/01/28	585	601,134
XLCA
5.25%, 7/01/13	100	106,846
Puerto Rico Pub Fin Corp.
Series 2002 E
5.50%, 8/01/29 (Pre-refunded/ETM)	3,615	3,800,413
Puerto Rico Sales Tax Fin Corp.
Series 2009A
5.00%, 8/01/39 (Pre-refunded/ETM)	340	349,031

		11,808,230

Washington - 0.9%
Port of Seattle WA
5.00%, 2/01/21	2,300	2,405,524

Wisconsin - 0.1%
Badger Tob Asset Sec Corp. WI
6.00%, 6/01/17 (Pre-refunded/ETM)	210	225,139

Total Long-Term Municipal Bonds (cost $123,017,426)		120,474,483

Short-Term Municipal Notes - 6.7%
Colorado - 1.0%
Colorado Edl & Cultural Facs Auth (Natl Jewish Fed Bd Prog)
0.29%, 5/01/38-3/01/39 (c)	2,100	2,100,000
Series A-9
0.40%, 9/01/36 (c)	385	385,000

		2,485,000

Delaware - 0.2%
Delaware Hlth Facs Auth (Bayhealth Med Ctr)
Series 2009 C
0.28%, 7/01/39 (c)	390	390,000

District of Columbia - 0.1%
District of Columbia (American Univ)
Series 2008
0.36%, 10/01/38 (c)	200	200,000

Florida - 0.6%
Jacksonville FL Hlth Facs Auth (Baptist Hospitals)
Series 2007C
0.36%, 8/15/27 (c)	1,535	1,535,000

Iowa - 0.6%
Iowa Finance Auth (Iowa Hlth Sys)

Series 2009
0.28%, 2/15/35 (c)	1,600	1,600,000

Kentucky - 0.2%
Kentucky Econ Dev Fin Auth (Baptist Healthcare Sys)
0.28%, 8/15/38 (c)	500	500,000

Massachusetts - 0.4%
Massachusetts Hlth & Ed Facs Auth (Henry Heywood Mem Hosp)
Series 2009 C
0.32%, 7/01/38 (c)	890	890,000

New York - 2.4%
New York NY Mun Wtr Fin Auth
0.26%, 6/15/24 (c)	1,600	1,600,000
New York NY Trst for Cult Res (Lincoln Center Performing Arts)
0.28%, 12/01/35 (c)	1,000	1,000,000
0.32%, 12/01/35 (c)	3,600	3,600,000

		6,200,000

North Carolina - 0.3%
Charlotte-Mecklenburg Hosp Auth NC (Carolinas Hlth Care Sys)
Series 2007 H
0.26%, 1/15/45 (c)	700	700,000
North Carolina Med Care Comm (Iredell Memorial Hospital)
Series 2007
0.28%, 10/01/37 (c)	100	100,000

		800,000

Virginia - 0.5%
Virginia Comwlth Univ Hlth Sys Auth
Series 2008 A
0.26%, 7/01/37 (c)	1,300	1,300,000

Wisconsin - 0.4%
Wisconsin Hlth & Ed Fac Auth (Edgewood Films, Inc.)
0.33%, 10/01/31 (c)	1,000	1,000,000

Total Short-Term Municipal Notes (cost $16,900,000)		16,900,000

Total Municipal Obligations (cost $139,917,426)		137,374,483

AGENCIES - 8.5%
Other - 8.5%
Federal Home Loan Banks
1.75%, 8/22/12 (cost $21,640,318)	21,250	21,657,554

INVESTMENT COMPANIES - 1.6%
Vanguard Emerging Markets ETF (cost $3,942,989)	82,900	3,991,635

SHORT-TERM INVESTMENTS - 31.8%
Investment Companies - 31.8%
AllianceBernstein Fixed-Income Shares, Inc.-Government STIF Portfolio, 0.16% (d) (cost $80,589,916)	80,589,916	80,589,916

Total Investments - 96.1% (cost $246,090,649) (e)		243,613,588
Other assets less liabilities - 3.9% (f)		9,802,400

Net Assets - 100.0%		253,415,988

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2010	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
FTSE 100 Index	14	March 2011	$1,277,193	$1,286,288	$9,095
ASX SPI 200 Index Futures	5	March 2011	610,064	604,731	(5,333)
EURO STOXX 50	57	March 2011	2,179,178	2,128,165	(51,013)
FTSE MIB Index Futures	1	March 2011	136,974	135,000	(1,974)
S&P 500 E Mini Index Futures	1,235	March 2011	76,384,744	77,372,750	988,006
S&P TSE 60 Index Futures	12	March 2011	1,818,615	1,851,594	32,979
Topix Index Futures	12	March 2011	1,317,793	1,324,301	6,508
OMX 30 Index Futures	20	January 2011	344,596	344,056	(540)
MSCI EAFE Mini Index Futures	116	March 2011	9,452,526	9,633,800	181,274
MSCI Emerging Market Mini Futures	27	March 2011	1,509,467	1,560,465	50,998
Hang Seng Index Futures	2	January 2011	292,088	296,161	4,073
Sold Contracts
U.S. T-Note 10 Yr Futures	104	March 2011	12,572,962	12,525,500	47,462
U.S. T-Note 2 Yr Futures	42	March 2011	9,185,351	9,194,062	(8,711)

					$1,252,824

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at December 31, 2010	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Bank of America NA:
Japanese Yen settling 2/15/11	38,337	459,494	472,392	12,898
Credit Suisse London Branch (GFX):

Japanese Yen settling 2/15/11	24,844	294,846	306,131	11,285
Goldman Sachs International:
Swiss Franc settling 2/15/11	280	279,885	299,619	19,734
Societe Generale:
Euro settling 2/15/11	2,231	2,988,201	2,980,971	(7,230)
State Street Bank and Trust Co.:
Canadian Dollar settling 2/15/11	246	241,037	247,203	6,166
Canadian Dollar settling 2/15/11	718	715,710	721,510	5,800
Great British Pound settling 2/15/11	156	241,532	243,145	1,613
UBS AG:
Great British Pound settling 2/15/11	211	336,469	328,869	(7,600)
Sale Contracts:
Royal Bank of Scotland PLC:
Euro settling 2/15/11	10,934	14,913,320	14,609,565	303,755
State Street Bank and Trust Co.:
Australian Dollar settling 2/15/11	114	114,000	116,007	(2,007)
Australian Dollar settling 2/15/11	219	208,230	222,856	(14,626)
Euro settling 2/15/11	622	861,793	831,091	30,702
Euro settling 2/15/11	173	238,925	231,156	7,769
Euro settling 2/15/11	216	295,240	288,610	6,630
Great British Pound settling 2/15/11	380	609,547	592,275	17,272
Great British Pound settling 2/15/11	137	216,638	213,531	3,107
Japanese Yen settling 2/15/11	50,654	624,749	624,164	585
Japanese Yen settling 2/15/11	28,896	353,749	356,060	(2,311)
Swiss Franc settling 2/15/11	103	106,934	110,217	(3,283)
Swiss Franc settling 2/15/11	241	251,128	257,887	(6,759)

TOTAL RETURN SWAP CONTRACTS ON INDICES

Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	MSCI Daily TR Gross EAFE	2,027	1-Month USD-LIBOR-BBA Plus a specified spread*	$851	11/15/11	JPMorgan Chase Bank, N.A.	$38,906
Receive	MSCI Daily TR Gross EAFE	16,112	1-Month USD-LIBOR-BBA Plus a specified spread*	6,900	11/15/11	JPMorgan Chase Bank, N.A.	172,943
Receive	MSCI Daily TR Gross EAFE	4,534	1-Month USD-LIBOR-BBA Plus a specified spread*	1,801	6/15/11	Goldman Sachs International	185,739

							$ 397,588

*	BBA - British Bankers’ Association

(a) Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2010.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the market value of this security amounted to $386,376 or 0.2% of net assets.
(c)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of December 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $124,064 and gross unrealized depreciation of investments was $(2,601,125), resulting in net unrealized depreciation of $(2,477,061).
(f)	An amount of U.S. $7,300,895 has been segregated to collateralize margin requirements for the open futures contracts at December 31, 2010.

As of December 31, 2010, the Portfolio held 8.8% of net assets in insured bonds (of this amount 0.0% represents the Portfolio’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
ETM	-	Escrowed to Maturity
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rates
NPFGC	-	National Public Finance Guarantee Corporation
SRF	-	State Revolving Fund
XLCA	-	XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.-Tax-Aware Overlay N Portfolio

December 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$120,474,483	$—	$120,474,483
Short-Term Municipal Notes	—	16,900,000	—	16,900,000
Agencies	—	21,657,554	—	21,657,554
Investment Companies	—	3,991,635	—	3,991,635
Short-Term Investments	80,589,916	—	—	80,589,916

Total Investments in Securities	80,589,916	163,023,672	—	243,613,588
Other Financial Instruments* :
Assets
Futures Contracts	1,320,395	—	—	1,320,395
Forward Currency Exchange Contracts	—	427,316	—	427,316
Total Return Swap Contracts	—	397,588	—	397,588
Liabilities
Futures Contracts	(67,571)	—	—	(67,571)
Forward Currency Exchange Contracts	—	(43,816)	—	(43,816)

Total	$81,842,740	$163,804,760	$—	$245,647,500

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Sanford C. Bernstein Fund, Inc.

By:	/s/ Dianne F. Lob
Diane F. Lob
President

Date:	February 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dianne F. Lob
Diane F. Lob
President

Date:	February 18, 2011

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	February 18, 2011